UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Harold R. Loftin, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

QUARTERLY N-Q

SEPTEMBER 30, 2016 *Unaudited*

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	GIPYX	GIPZX
Global Bond Fund	GGBEX	GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

GuideStone™ Funds

Do well. Do right.®

© 2016 GuideStone Financial Resources 34594 11/16

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indices that track North American and emerging market credit derivative indexes.
CETIP	—	Latin America’s largest central depository for securities and derivatives.
CLO	—	Collateralized Loan Obligation
CMBS	—	Commercial Mortgage-Backed Securities
CMBX	—	A group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CONV	—	Convertible
CVA	—	Dutch Certificate
DIP	—	Debtor in Possession
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MXN-	—	The Equilibrium Interbank Interest Rate (“TIIE”)
TIIE-		represents interbank credit transactions in local
Banxico		currency (MXN).
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2016, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$211,623,516	22.65%
Medium-Duration Bond	105,064,501	12.24
Extended-Duration Bond	12,659,810	4.29
Global Bond	88,747,139	20.96
Defensive Market Strategies	24,795,119	3.43
International Equity Index	506,023	0.39
International Equity	11,245,188	0.85
Emerging Markets Equity	3,249,434	0.91
Inflation Protected Bond	614,634	0.19
Real Estate Securities	1,440,513	0.55
Flexible Income Fund	6,241,413	3.91

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2016. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Rate shown reflects the effective yield as of September 30, 2016.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of September 30, 2016, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$—	—%
Medium-Duration Bond	4,998,091	0.58
Global Bond	3,517,665	0.83
Defensive Market Strategies	4,946,357	0.68
Small Cap Equity	—	—
International Equity Index	1,618	—
International Equity	—	—
Emerging Markets Equity	1,322,112	0.37
Flexible Income Fund	850,535	0.53

2

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Ruble (RUB).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(X)	—	Par is denominated in Colombian Peso (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CBEQ	—	Counterparty to contract is Commonwealth Bank of Australia.
CFN	—	Counterparty to contract is Commonwealth Financial Network.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
LCH	—	Counterparty to contract is LCH.Clearnet
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NSC	—	Counterparty to contract is Nomura Securities Co., Ltd.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	2,282,593	$2,282,593
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,172,908	43,762,800
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	1,689,719	11,709,755
GuideStone Global Bond Fund (Institutional Class)¥	295,887	2,947,030
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	826,168	10,029,675
GuideStone Equity Index Fund (Institutional Class)¥	388,737	3,553,057
GuideStone Value Equity Fund (Institutional Class)¥	455,648	3,563,169
GuideStone Growth Equity Fund (Institutional Class)¥	369,849	3,583,838
GuideStone Small Cap Equity Fund (Institutional Class)¥	146,623	1,187,645
GuideStone International Equity Index Fund (Institutional Class)¥	226,523	2,074,946
GuideStone International Equity Fund (Institutional Class)¥	406,288	4,144,134
GuideStone Emerging Market Equity Fund (Institutional Class)¥	190,194	1,645,175
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	1,029,509	10,830,431
GuideStone Flexible Income Fund (Investor Class)¥	563,560	5,376,364
GuideStone Real Estate Securities Fund (Institutional Class)¥	105,899	1,079,116
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	316,476	2,202,675

Total Mutual Funds (Cost $110,098,470)		109,972,403

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.43%, 12/08/16Ω‡‡	$50,000	49,984
0.48%, 03/02/17Ω‡‡	50,000	49,926

Total U.S. Treasury Obligations (Cost $99,869)		99,910

TOTAL INVESTMENTS — 100.1% (Cost $110,198,339)		110,072,313
Liabilities in Excess of Other Assets — (0.1)%		(58,342)

NET ASSETS — 100.0%		$110,013,971

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$109,972,403	$109,972,403	$—	$—
U.S. Treasury Obligations	99,910	—	99,910	—

Total Assets — Investments in Securities	$110,072,313	$109,972,403	$99,910	$—

Other Financial Instruments***
Futures Contracts	$5,047	$5,047	$—	$—

Total Assets — Other Financial Instruments	$5,047	$5,047	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

4	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	7,915,215	$7,915,215
GuideStone Low-Duration Bond Fund (Institutional Class)¥	8,639,553	73,090,619
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	9,820,539	68,056,334
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,463,334	6,116,735
GuideStone Global Bond Fund (Institutional Class)¥	2,401,251	23,916,460
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	7,433,117	90,238,036
GuideStone Equity Index Fund (Institutional Class)¥	3,245,982	29,668,279
GuideStone Value Equity Fund (Institutional Class)¥	3,754,449	29,359,789
GuideStone Growth Equity Fund (Institutional Class)¥	3,101,642	30,054,912
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,481,715	12,001,892
GuideStone International Equity Index Fund (Institutional Class)¥	1,874,772	17,172,915
GuideStone International Equity Fund (Institutional Class)¥	3,458,684	35,278,572
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,628,073	14,082,834
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	4,926,686	51,828,738
GuideStone Flexible Income Fund (Investor Class)¥	2,712,573	25,877,942
GuideStone Real Estate Securities Fund (Institutional Class)¥	503,722	5,132,925
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,507,143	10,489,714

Total Mutual Funds (Cost $542,782,286)		530,281,911

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $299,762)	$300,000	299,908

TOTAL INVESTMENTS — 100.0% (Cost $543,082,048)		530,581,819
Liabilities in Excess of Other Assets — 0.0%		(151,123)

NET ASSETS — 100.0%		$530,430,696

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$530,281,911	$530,281,911	$—	$—
U.S. Treasury Obligation	299,908	—	299,908	—

Total Assets — Investments in Securities	$530,581,819	$530,281,911	$299,908	$—

Other Financial Instruments***
Futures Contracts	$13,308	$13,308	$—	$—

Total Assets — Other Financial Instruments	$13,308	$13,308	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	14,001,328	$14,001,328
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,020,615	59,394,400
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	11,793,603	81,729,670
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,858,118	20,306,934
GuideStone Global Bond Fund (Institutional Class)¥	4,310,303	42,930,614
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	11,939,384	144,944,121
GuideStone Equity Index Fund (Institutional Class)¥	7,009,401	64,065,923
GuideStone Value Equity Fund (Institutional Class)¥	8,146,740	63,707,504
GuideStone Growth Equity Fund (Institutional Class)¥	6,641,314	64,354,335
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,221,795	26,096,537
GuideStone International Equity Index Fund (Institutional Class)¥	4,117,528	37,716,559
GuideStone International Equity Fund (Institutional Class)¥	7,625,346	77,778,526
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,628,034	31,382,492
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	3,566,001	37,514,326
GuideStone Flexible Income Fund (Investor Class)¥	1,839,328	17,547,192
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,837,530	18,724,426
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	3,612,542	25,143,294

Total Mutual Funds (Cost $854,453,496)		827,338,181

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $499,604)	$500,000	499,847

TOTAL INVESTMENTS — 100.0% (Cost $854,953,100)		827,838,028
Liabilities in Excess of Other Assets — 0.0%		(210,577)

NET ASSETS — 100.0%		$827,627,451

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$827,338,181	$827,338,181	$—	$—
U.S. Treasury Obligation	499,847	—	499,847	—

Total Assets — Investments in Securities	$827,838,028	$827,338,181	$499,847	$—

Other Financial Instruments***
Futures Contracts	$965	$965	$—	$—

Total Assets — Other Financial Instruments	$965	$965	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

6	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (Institutional Class)¥	10,056,930	$10,056,930
GuideStone Low-Duration Bond Fund (Institutional Class)¥	624,911	5,286,746
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	4,155,201	28,795,545
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,265,884	5,291,396
GuideStone Global Bond Fund (Institutional Class)¥	3,831,601	38,162,751
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	945,088	11,473,370
GuideStone Equity Index Fund (Institutional Class)¥	6,189,424	56,571,336
GuideStone Value Equity Fund (Institutional Class)¥	7,214,075	56,414,067
GuideStone Growth Equity Fund (Institutional Class)¥	5,876,471	56,943,004
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,525,349	28,555,323
GuideStone International Equity Index Fund (Institutional Class)¥	3,665,478	33,575,776
GuideStone International Equity Fund (Institutional Class)¥	6,886,473	70,242,020
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,315,261	28,677,004
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,461,082	14,888,424
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,230,285	15,522,786

Total Mutual Funds (Cost $487,568,520)		460,456,478

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $499,603)	$500,000	499,848

TOTAL INVESTMENTS — 100.2% (Cost $488,068,123)		460,956,326
Liabilities in Excess of Other Assets — (0.2)%		(1,047,713)

NET ASSETS — 100.0%		$459,908,613

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$460,456,478	$460,456,478	$—	$—
U.S. Treasury Obligation	499,848	—	499,848	—

Total Assets — Investments in Securities	$460,956,326	$460,456,478	$499,848	$—

Other Financial Instruments***
Futures Contracts	$9,707	$9,707	$—	$—

Total Assets — Other Financial Instruments	$9,707	$9,707	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	7

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.2%
GuideStone Money Market Fund (Institutional Class)¥	7,239,066	$7,239,066
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	357,030	2,474,216
GuideStone Global Bond Fund (Institutional Class)¥	2,075,402	20,671,004
GuideStone Equity Index Fund (Institutional Class)¥	5,305,066	48,488,302
GuideStone Value Equity Fund (Institutional Class)¥	6,197,867	48,467,322
GuideStone Growth Equity Fund (Institutional Class)¥	5,009,666	48,543,660
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,291,849	26,663,975
GuideStone International Equity Index Fund (Institutional Class)¥	3,274,340	29,992,950
GuideStone International Equity Fund (Institutional Class)¥	5,942,808	60,616,640
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,811,771	24,321,823
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,077,694	10,981,704
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,602,969	11,156,662

Total Mutual Funds (Cost $361,125,071)		339,617,324

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $399,683)	$400,000	399,878

TOTAL INVESTMENTS — 100.3% (Cost $361,524,754)		340,017,202
Liabilities in Excess of Other Assets — (0.3)%		(864,825)

NET ASSETS — 100.0%		$339,152,377

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$339,617,324	$339,617,324	$—	$—
U.S. Treasury Obligation	399,878	—	399,878	—

Total Assets — Investments in Securities	$340,017,202	$339,617,324	$399,878	$—

Other Financial Instruments***
Futures Contracts	$10,958	$10,958	$—	$—

Total Assets — Other Financial Instruments	$10,958	$10,958	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

8	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (Institutional Class)¥	1,187,670	$1,187,670
GuideStone Global Bond Fund (Institutional Class)¥	275,593	2,744,903
GuideStone Equity Index Fund (Institutional Class)¥	894,516	8,175,872
GuideStone Value Equity Fund (Institutional Class)¥	1,047,820	8,193,956
GuideStone Growth Equity Fund (Institutional Class)¥	844,395	8,182,191
GuideStone Small Cap Equity Fund (Institutional Class)¥	572,351	4,636,046
GuideStone International Equity Index Fund (Institutional Class)¥	557,897	5,110,335
GuideStone International Equity Fund (Institutional Class)¥	1,002,018	10,220,587
GuideStone Emerging Market Equity Fund (Institutional Class)¥	467,295	4,042,100
GuideStone Real Estate Securities Fund (Institutional Class)¥	177,315	1,806,844
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	271,070	1,886,648

Total Mutual Funds (Cost $57,453,222)		56,187,152

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.43%, 12/08/16Ω‡‡	$50,000	49,985
0.48%, 03/02/17Ω‡‡	50,000	49,926

Total U.S. Treasury Obligations (Cost $99,869)		99,911

TOTAL INVESTMENTS — 100.3% (Cost $57,553,091)		56,287,063
Liabilities in Excess of Other Assets — (0.3)%		(162,613)

NET ASSETS — 100.0%		$56,124,450

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$56,187,152	$56,187,152	$—	$—
U.S. Treasury Obligations	99,911	—	99,911	—

Total Assets — Investments in Securities	$56,287,063	$56,187,152	$99,911	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(4,698)	$(4,698)	$—	$—

Total Liabilities — Other Financial Instruments	$(4,698)	$(4,698)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	5,834,096	$5,834,096
GuideStone Low-Duration Bond Fund (Institutional Class)¥	18,397,128	155,639,707
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	5,959,186	41,297,162
GuideStone Global Bond Fund (Institutional Class)¥	1,037,829	10,336,778
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,795,600	33,938,586
GuideStone Value Equity Fund (Institutional Class)¥	2,342,208	18,316,069
GuideStone Growth Equity Fund (Institutional Class)¥	1,914,073	18,547,364
GuideStone Small Cap Equity Fund (Institutional Class)¥	507,340	4,109,451
GuideStone International Equity Fund (Institutional Class)¥	2,149,995	21,929,944
GuideStone Emerging Market Equity Fund (Institutional Class)¥	695,593	6,016,877
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	3,572,075	37,578,225
GuideStone Flexible Income Fund (Investor Class)¥	1,934,012	18,450,477
GuideStone Real Estate Securities Fund (Institutional Class)¥	372,608	3,796,873
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,158,177	8,060,910

Total Mutual Funds (Cost $393,031,819)		383,852,519

	Par
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills
0.43%, 12/08/16Ω‡‡	$50,000	49,984
0.48%, 03/02/17Ω‡‡	50,000	49,926
Total U.S. Treasury Obligations (Cost $99,870)		99,910

TOTAL INVESTMENTS — 100.0% (Cost $393,131,689)		383,952,429
Liabilities in Excess of Other Assets — 0.0%		(94,490)

NET ASSETS — 100.0%		$383,857,939

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$383,852,519	$383,852,519	$—	$—
U.S. Treasury Obligations	99,910	—	99,910	—

Total Assets — Investments in Securities	$383,952,429	$383,852,519	$99,910	$—

Other Financial Instruments***
Futures Contracts	$16,787	$16,787	$—	$—

Total Assets — Other Financial Instruments	$16,787	$16,787	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	27,455,204	$27,455,204
GuideStone Low-Duration Bond Fund (Institutional Class)¥	21,210,581	179,441,517
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	34,645,224	240,091,400
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	14,435,475	60,340,287
GuideStone Global Bond Fund (Institutional Class)¥	12,216,274	121,674,085
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	10,036,939	121,848,439
GuideStone Value Equity Fund (Institutional Class)¥	18,487,344	144,571,031
GuideStone Growth Equity Fund (Institutional Class)¥	15,094,239	146,263,179
GuideStone Small Cap Equity Fund (Institutional Class)¥	4,008,514	32,468,960
GuideStone International Equity Fund (Institutional Class)¥	16,995,542	173,354,530
GuideStone Emerging Market Equity Fund (Institutional Class)¥	5,347,536	46,256,185
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	8,378,475	88,141,553
GuideStone Flexible Income Fund (Investor Class)¥	4,713,825	44,969,886
GuideStone Real Estate Securities Fund (Institutional Class)¥	3,819,438	38,920,069
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	6,887,934	47,940,019

Total Mutual Funds (Cost $1,584,548,135)		1,513,736,344

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $999,207)	$1,000,000	999,695

TOTAL INVESTMENTS — 100.0% (Cost $1,585,547,342)		1,514,736,039
Liabilities in Excess of Other Assets — 0.0%		(360,179)

NET ASSETS — 100.0%		$1,514,375,860

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,513,736,344	$1,513,736,344	$—	$—
U.S. Treasury Obligation	999,695	—	999,695	—

Total Assets — Investments in Securities	$1,514,736,039	$1,513,736,344	$999,695	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(24,769)	$(24,769)	$—	$—

Total Liabilities — Other Financial Instruments	$(24,769)	$(24,769)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	19,003,017	$19,003,017
GuideStone Low-Duration Bond Fund (Institutional Class)¥	9,315,975	78,813,152
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	15,265,248	105,788,169
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	6,306,673	26,361,891
GuideStone Global Bond Fund (Institutional Class)¥	5,477,961	54,560,488
GuideStone Value Equity Fund (Institutional Class)¥	25,723,175	201,155,231
GuideStone Growth Equity Fund (Institutional Class)¥	21,019,681	203,680,705
GuideStone Small Cap Equity Fund (Institutional Class)¥	5,512,315	44,649,755
GuideStone International Equity Fund (Institutional Class)¥	23,429,835	238,984,315
GuideStone Emerging Market Equity Fund (Institutional Class)¥	7,361,593	63,677,784
GuideStone Real Estate Securities Fund (Institutional Class)¥	3,627,350	36,962,697
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	5,135,779	35,745,023

Total Mutual Funds (Cost $1,202,779,352)		1,109,382,227

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $899,286)	$900,000	899,725

TOTAL INVESTMENTS — 100.0% (Cost $1,203,678,638)		1,110,281,952
Liabilities in Excess of Other Assets — 0.0%		(228,234)

NET ASSETS — 100.0%		$1,110,053,718

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,109,382,227	$1,109,382,227	$—	$—
U.S. Treasury Obligation	899,725	—	899,725	—

Total Assets — Investments in Securities	$1,110,281,952	$1,109,382,227	$899,725	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(12,194)	$(12,194)	$—	$—

Total Liabilities — Other Financial Instruments	$(12,194)	$(12,194)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (Institutional Class)¥	14,413,758	$14,413,758
GuideStone Value Equity Fund (Institutional Class)¥	31,497,613	246,311,331
GuideStone Growth Equity Fund (Institutional Class)¥	25,421,748	246,336,736
GuideStone Small Cap Equity Fund (Institutional Class)¥	6,733,276	54,539,539
GuideStone International Equity Fund (Institutional Class)¥	28,201,115	287,651,376
GuideStone Emerging Market Equity Fund (Institutional Class)¥	8,769,109	75,852,789

Total Mutual Funds (Cost $1,032,801,851)		925,105,529

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $1,099,127)	$1,100,000	1,099,664

TOTAL INVESTMENTS — 99.9% (Cost $1,033,900,978)		926,205,193
Other Assets in Excess of Liabilities — 0.1%		674,655

NET ASSETS — 100.0%		$926,879,848

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$925,105,529	$925,105,529	$—	$—
U.S. Treasury Obligation	1,099,664	—	1,099,664	—

Total Assets — Investments in Securities	$926,205,193	$925,105,529	$1,099,664	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,920)	$(2,920)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,920)	$(2,920)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	13

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 45.5%
Federal Farm Credit Bank
0.50%, 09/05/17†	$15,285,000	$15,283,549
0.58%, 09/12/17†	6,400,000	6,401,155
0.51%, 09/22/17†	18,000,000	17,999,013
0.51%, 09/25/17†	15,000,000	14,997,121
Federal Farm Credit Bank Discount Notes
0.20%, 10/26/16	30,000,000	29,989,842
0.33%, 01/03/17	4,095,000	4,088,721
0.40%, 03/30/17	4,335,000	4,322,354
0.59%, 07/11/17	7,870,000	7,833,142
Federal Home Loan Bank
0.39%, 01/11/17	8,000,000	7,999,128
0.49%, 02/14/17†	17,000,000	16,996,798
0.41%, 03/14/17†	12,000,000	11,998,957
0.54%, 03/15/17†	9,000,000	9,000,000
0.60%, 05/30/17	11,900,000	11,893,374
0.71%, 06/15/17†	16,195,000	16,195,000
0.58%, 07/07/17†	18,000,000	18,000,000
0.55%, 08/25/17†	7,450,000	7,450,000
0.62%, 10/16/17†	10,000,000	10,000,000
0.60%, 10/27/17†	6,200,000	6,199,530
0.65%, 10/27/17†	14,915,000	14,915,000
0.61%, 11/08/17†	9,000,000	9,000,000
0.67%, 02/05/18†	7,000,000	7,000,000
Federal Home Loan Bank Discount Notes
0.17%, 10/11/16	6,740,000	6,739,401
0.20%, 10/21/16	8,000,000	7,998,184
0.20%, 10/25/16	15,000,000	14,995,829
0.20%, 10/26/16	8,000,000	7,997,700
0.25%, 11/02/16	12,855,000	12,851,572
0.25%, 11/07/16	12,000,000	11,996,500
0.26%, 11/14/16	20,815,000	20,806,865
0.29%, 12/16/16	8,715,000	8,708,909
0.32%, 01/11/17	6,300,000	6,292,300
0.32%, 01/25/17	27,660,000	27,618,632
0.33%, 02/01/17	7,500,000	7,487,774
0.33%, 02/10/17	8,780,000	8,765,098
0.33%, 02/15/17	12,785,000	12,762,083
0.34%, 02/21/17	8,875,000	8,854,144
0.53%, 05/01/17	15,000,000	14,951,875
Federal Home Loan Mortgage Corporation
0.40%, 04/27/17†	10,000,000	9,998,851
0.51%, 07/21/17†	6,100,000	6,099,500
0.63%, 01/08/18†	5,870,000	5,870,000
0.64%, 01/12/18†	5,870,000	5,870,000
0.86%, 03/08/18†	7,000,000	7,000,000
Federal Home Loan Mortgage Corporation Discount Notes
0.11%, 10/06/16	9,000,000	8,999,704
0.28%, 12/14/16	24,935,000	24,898,040
0.31%, 02/03/17	16,825,000	16,799,994
0.32%, 02/17/17	8,625,000	8,608,260
Federal National Mortgage Association
0.45%, 02/13/17	2,405,000	2,444,042
0.51%, 10/05/17†	5,500,000	5,499,155
Federal National Mortgage Association Discount Notes
0.48%, 06/01/17	3,240,000	3,226,335

Total Agency Obligations (Cost $531,703,431)		531,703,431

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bills
0.36%, 03/02/17	15,000,000	14,970,000
0.41%, 03/16/17	12,000,000	11,970,480
0.47%, 04/27/17	18,000,000	17,936,320

		44,876,800

U.S. Treasury Notes
0.33%, 10/31/17†	1,663,200	1,660,276
0.34%, 01/31/18†	4,000,000	3,998,857

		5,659,133

Total U.S. Treasury Obligations (Cost $50,535,933)		50,535,933

REPURCHASE AGREEMENTS — 50.2%
Bank of Montreal
0.42% (dated 09/30/16, due 10/03/16, repurchase price $30,000,350, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.000% to 4.000%, due 03/01/22 to 05/01/46, total market value $30,899,622)	30,000,000	30,000,000
Bank of Nova Scotia
0.45% (dated 09/30/16, due 10/03/16, repurchase price $60,000,750, collateralized by U.S. Treasury Bill, U.S. Treasury Bonds and U.S. Treasury Notes, 0.750% to 3.625%, due 01/15/17 to 08/15/45, total market value $61,200,053)	60,000,000	60,000,000
BNP Paribas
0.46% (dated 09/30/16, due 10/03/16, repurchase price $60,000,767, collateralized by U.S. Treasury Bill, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 2.125%, due 11/10/16 to 05/15/44, total market value $61,200,000)	60,000,000	60,000,000
Citigroup Global Markets, Inc.
0.52% (dated 09/30/16, due 10/03/16, repurchase price $60,000,867, collateralized by U.S. Treasury Notes, 2.750% to 3.625%%, due 12/31/17 to 08/15/19, total market value $61,200,048)	60,000,000	60,000,000
Goldman Sachs & Co.
0.50% (dated 09/30/16, due 10/03/16, repurchase price $50,000,694, collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 12/01/43 to 03/01/45, total market value $51,500,001)	50,000,000	50,000,000

14	See Notes to Schedules of Investments.

	Par	Value
HSBC Securities USA
0.42% (dated 09/30/16, due 10/07/16, repurchase price $20,000,233, collateralized by Federal National Mortgage Association, U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 2.375%, due 01/15/17 to 05/15/30, total market value $20,402,787)	$20,000,000	$20,000,000
0.47% (dated 09/30/16, due 10/03/16, repurchase price $40,000,522, collateralized by Federal Home Loan Mortgage Corporation, 3.000%, due 11/01/42, total market value $41,200,235)	40,000,000	40,000,000
Mitsubishi UFJ Securities
USA, Inc.
0.47% (dated 09/30/16, due 10/03/16, repurchase price $68,600,896, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and U.S. Treasury Note, 0.000% to 5.042%, due 11/15/19 to 10/01/46, total market value $30,601,671)	68,600,000	68,600,000
Mizuho Securities USA, Inc.
0.50% (dated 09/30/16, due 10/03/16, repurchase price $65,000,903, collateralized by Federal Farm Credit Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and U.S. Treasury Bill, 0.000% to 5.000%, due 10/06/16 to 08/24/18, total market value $66,300,091)	65,000,000	65,000,000
Morgan Stanley & Co. LLC
0.29% (dated 09/30/16, due 10/03/16, repurchase price $50,000,403, collateralized by Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association, U.S. Treasury Bills and U.S. Treasury Notes, 0.000% to 9.000%, due 02/01/17 to 09/20/50, total market value $51,000,965)	50,000,000	50,000,000
RBC Capital Markets LLC
0.49% (dated 09/30/16, due 10/03/16, repurchase price $30,000,408, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.387% to 4.235%, due 04/01/36 to 09/01/46, total market value $30,864,675)	30,000,000	30,000,000
TD Securities USA LLC
0.52% (dated 09/30/16, due 10/03/16, repurchase price $53,000,766, collateralized by Federal National Mortgage Association, U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 3.500%, due 11/10/16 to 07/01/46, total market value $54,513,660)	53,000,000	53,000,000

Total Repurchase Agreements (Cost $586,600,000)		586,600,000

TOTAL INVESTMENTS — 100.0% (Cost $1,168,839,364)		1,168,839,364
Liabilities in Excess of Other Assets — 0.0%		(33,170)

NET ASSETS — 100.0%		$1,168,806,194

See Notes to Schedules of Investments.	15

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$531,703,431	$—	$531,703,431	$—
Repurchase Agreements	586,600,000	—	586,600,000	—
U.S. Treasury Obligations	50,535,933	—	50,535,933	—

Total Assets — Investments in Securities	$1,168,839,364	$—	$1,168,839,364	$—

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

16	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Mortgage Corporation
1.05%, 04/26/18	$2,705,000	$2,706,001
1.00%, 04/27/18	2,760,000	2,759,495
1.05%, 04/27/18	2,760,000	2,758,184
1.00%, 06/29/18	2,870,000	2,867,646
1.13%, 04/15/19	1,550,000	1,557,465
1.30%, 04/29/19	945,000	945,227
1.29%, 05/03/19	4,900,000	4,901,587
0.88%, 07/19/19	2,880,000	2,871,130
Federal National Mortgage Association
1.00%, 08/28/19	2,970,000	2,969,905

Total Agency Obligations (Cost $24,328,470)		24,336,640

ASSET-BACKED SECURITIES — 13.8%
ACAS CLO, Ltd. Series 2007-1A
0.93%, 04/20/21 144A†	9,756	9,747
Aircraft Lease Securitisation, Ltd. Series 2007-1A
0.76%, 05/10/32 144A†	30,829	30,637
American Homes 4 Rent Series 2014-SFR1
1.53%, 06/17/31 144A†	502,660	501,094
AmeriCredit Automobile Receivables Trust Series 2014-1
2.15%, 03/09/20	825,000	831,808
AmeriCredit Automobile Receivables Trust Series 2014-3
3.13%, 10/08/20	915,000	932,180
AmeriCredit Automobile Receivables Trust Series 2016-2
1.60%, 11/09/20	590,000	591,652
2.21%, 05/10/21	790,000	798,868
2.87%, 11/08/21	230,000	236,005
AmeriCredit Automobile Receivables Trust Series 2016-3
1.46%, 05/08/21	1,280,000	1,281,580
AMMC CLO XIII, Ltd. Series 2013-13A
2.17%, 01/26/26 144A†	2,000,000	2,003,156
Apidos CDO XIV Series 2013-14A
1.83%, 04/15/25 144A†	2,090,000	2,073,823
2.38%, 04/15/25 144A†	250,000	247,281
Arbor Realty Commercial Real Estate, Ltd. Series 2016-FL1A
2.20%, 09/15/26 144A†	490,000	489,997
ARES XXVI CLO, Ltd. Series 2013-1A
1.78%, 04/15/25 144A†	515,000	513,467
ARES XXVII CLO, Ltd. Series 2013-2A
1.99%, 07/28/25 144A†	2,215,000	2,216,557
Atrium CDO Corporation, Series 8A
2.19%, 10/23/22 144A†	2,210,000	2,209,989
Atrium V Series 5A
1.20%, 07/20/20 144A†	590,000	584,956
Atrium VII Series 7A
1.92%, 11/16/22 144A†	531,551	530,971
Babson CLO, Ltd. Series 2013-IA
1.80%, 04/20/25 144A†	1,200,000	1,195,078
Babson CLO, Ltd. Series 2015-IA
3.55%, 04/20/27 144A†	600,000	600,101
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1
0.98%, 12/25/42†	85,892	84,405
Bear Stearns Asset-Backed Securities Trust Series 2007-HE7
1.52%, 10/25/37†	560,203	521,813
BlueMountain CLO, Ltd. Series 2012-1A
2.02%, 07/20/23 144A†	2,000,000	2,000,034
BMW Vehicle Owner Trust Series 2016-A
1.16%, 11/25/20	1,530,000	1,530,356
Capital Auto Receivables Asset Trust Series 2013-1
1.74%, 10/22/18	270,000	270,276
Capital Auto Receivables Asset Trust Series 2016-2
2.11%, 03/22/21	170,000	171,246
2.42%, 06/21/21	340,000	341,058
Capital One Multi-Asset Execution Trust Series 2015-A2
2.08%, 03/15/23	1,000,000	1,023,431
Capital One Multi-Asset Execution Trust Series 2016-A4
1.33%, 06/15/22	2,320,000	2,316,463
Cent CLO 18, Ltd. Series 2013-18A
1.83%, 07/23/25 144A†	1,400,000	1,392,066
CenterPoint Energy Transition Bond Co. IV, LLC Series 2012-1
0.90%, 04/15/18	323,061	322,995
Chesapeake Funding II LLC Series 2016-1A
2.11%, 03/15/28 144A	1,870,000	1,873,169
Chesapeake Funding II LLC Series 2016-2A
1.88%, 06/15/28 144A	1,950,000	1,957,310
CIFC Funding 2015-II, Ltd. Series 2015-2A
3.68%, 04/15/27 144A†	700,000	701,156
Citibank Credit Card Issuance Trust Series 2014-A2
1.02%, 02/22/19	2,600,000	2,600,843
CNH Equipment Trust Series 2016-B
1.63%, 08/15/21	1,020,000	1,027,747

See Notes to Schedules of Investments.	17

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CNH Equipment Trust Series 2016-C
1.44%, 12/15/21	$1,140,000	$1,141,098
Colony American Homes Series 2014-1A
1.68%, 05/17/31 144A†	545,634	545,899
Colony American Homes Series 2014-2A
1.50%, 07/17/31 144A†	830,947	826,391
Conseco Financial Corporation Series 1998-1
6.04%, 11/01/29	2,156	2,178
Credit Acceptance Auto Loan Trust Series 2015-1A
2.00%, 07/15/22 144A	1,140,000	1,139,347
Credit Acceptance Auto Loan Trust Series 2016-2A
2.42%, 11/15/23 144A	2,080,000	2,086,597
Crusade ABS Trust Series 2012-1
2.62%, 07/12/23(A)†	223,903	171,360
CSAB Mortgage-Backed Trust Series 2006-2
5.72%, 09/25/36 STEP	434,996	285,290
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6
1.06%, 12/25/34†	1,424,295	1,351,770
Drive Auto Receivables Trust Series 2015-AA
2.28%, 06/17/19 144A	1,920,197	1,922,436
Drive Auto Receivables Trust Series 2016-BA
1.67%, 07/15/19 144A	320,000	319,509
2.56%, 06/15/20 144A	290,000	292,642
3.19%, 07/15/22 144A	590,000	600,499
Drug Royalty II LP 2 Series 2014-1
3.53%, 07/15/23 144A†@	193,432	194,887
Dryden XXII Senior Loan Fund Series 2011-22A
1.85%, 01/15/22 144A†	1,007,098	1,004,036
Dryden XXIV Senior Loan Fund Series 2012-24RA
2.11%, 11/15/23 144A†	800,000	798,264
Dryden XXV Senior Loan Fund Series 2012-25A
2.06%, 01/15/25 144A†	800,000	800,020
Dryden XXVI Senior Loan Fund Series 2013-26A
1.78%, 07/15/25 144A†	400,000	396,871
Dryden XXVIII Senior Loan Fund Series 2013-28A
1.92%, 08/15/25 144A†	930,000	921,946
2.37%, 08/15/25 144A†	1,175,000	1,158,141
Dryden XXXI Senior Loan Fund Series 2014-31A
3.53%, 04/18/26 144A†	675,000	675,707
Enterprise Fleet Financing LLC Series 2016-2
1.74%, 02/22/22 144A	1,550,000	1,551,824
2.04%, 02/22/22 144A	730,000	731,353
FHLMC Structured Pass-Through Securities Series T-32
0.79%, 08/25/31†	442,819	434,049
Flatiron CLO, Ltd. Series 2011-1A
2.23%, 01/15/23 144A†	419,202	419,586
GCAT Series 2015-2
3.75%, 07/25/20 STEP 144A	359,417	360,211
GM Financial Automobile Leasing Trust Series 2016-1
3.24%, 03/20/20	800,000	818,851
GoldenTree Loan Opportunities IV, Ltd. Series 2007-4A
1.52%, 08/18/22 144A†	2,000,000	1,967,294
GoldenTree Loan Opportunities VII, Ltd. Series 2013-7A
1.86%, 04/25/25 144A†	500,000	497,394
GreatAmerica Leasing Receivables Funding LLC Series 2013-1
1.83%, 06/17/19 144A	325,000	325,332
GT Loan Financing I Ltd. Series 2013-1A
2.01%, 10/28/24 144A†	1,100,000	1,097,209
Honda Auto Receivables Owner Trust Series 2016-2
1.39%, 04/15/20	1,410,000	1,416,123
Hyundai Auto Receivables Trust Series 2016-A
1.56%, 09/15/20	940,000	946,267
Hyundai Auto Receivables Trust Series 2016-B
2.68%, 09/15/23	680,000	680,318
IFC SBA Loan-Backed Adjustable Rate Certificate Series 1997-1
1.50%, 01/15/24 144A†	46,893	45,252
Invitation Homes Trust Series 2013-SFR1
1.68%, 12/17/30 144A†	747,595	747,595
Invitation Homes Trust Series 2014-SFR1
1.53%, 06/17/31 144A†	2,362,631	2,356,321
Invitation Homes Trust Series 2014-SFR2
1.63%, 09/17/31 144A†	1,468,089	1,465,709
JP Morgan Mortgage Acquisition Corporation Series 2006-FRE2
0.70%, 02/25/36†	297,213	293,702
Kubota Credit Owner Trust Series 2015-1A
0.94%, 12/15/17 144A	326,963	326,928
Kubota Credit Owner Trust Series 2016-1A
1.25%, 04/15/19 144A	870,000	869,491

18	See Notes to Schedules of Investments.

	Par	Value
LA Arena Funding LLC Series 1
7.66%, 12/15/26 144A	$225,237	$240,772
LCM XII LP Series 12A
1.89%, 10/19/22 144A†	1,190,000	1,189,977
Madison Park Funding XVII, Ltd. Series 2015-17A
3.60%, 07/21/27 144A†	400,000	400,565
Mercedes-Benz Master Owner Trust Series 2016-BA
1.22%, 05/17/21 144A†	1,354,000	1,359,292
Navient Private Education Loan Trust Series 2014-CTA
1.22%, 09/16/24 144A†	125,040	124,809
Navient Student Loan Trust Series 2016-5A
1.78%, 06/25/65 144A†	790,011	790,013
Nissan Auto Receivables Owner Trust Series 2016-A
1.59%, 07/15/22	2,860,000	2,876,607
Nissan Master Owner Receivables Trust Series 2016-A
1.54%, 06/15/21	1,440,000	1,439,887
Octagon Investment Partners XIX, Ltd. Series 2014-1A
2.20%, 04/15/26 144A†	865,000	866,913
2.68%, 04/15/26 144A†	905,000	902,835
OneMain Financial Issuance Trust Series 2014-2A
2.47%, 09/18/24 144A	2,154,932	2,159,723
OneMain Financial Issuance Trust Series 2015-2A
2.57%, 07/18/25 144A	1,300,000	1,304,827
Option One Mortgage Loan Trust Series 2005-4
0.78%, 11/25/35†	379,847	378,635
OZLM Funding III, Ltd. Series 2013-3A
2.03%, 01/22/25 144A†	2,000,000	2,000,032
Race Point VIII CLO Ltd. Series 2013-8A
2.06%, 02/20/25 144A†	1,130,000	1,127,462
Santander Drive Auto Receivables Trust Series 2012-5
2.70%, 08/15/18	47,385	47,416
Santander Drive Auto Receivables Trust Series 2012-6
1.94%, 03/15/18	6,865	6,866
Santander Drive Auto Receivables Trust Series 2013-1
1.76%, 01/15/19	748,397	749,617
Santander Drive Auto Receivables Trust Series 2013-A
3.12%, 10/15/19 144A	961,258	968,764
Santander Drive Auto Receivables Trust Series 2014-3
2.65%, 08/17/20	210,000	213,233
Santander Drive Auto Receivables Trust Series 2014-4
2.60%, 11/16/20	1,350,000	1,364,870
Santander Drive Auto Receivables Trust Series 2015-1
3.24%, 04/15/21	320,000	327,251
Santander Drive Auto Receivables Trust Series 2015-2
3.02%, 04/15/21	555,000	564,982
Santander Drive Auto Receivables Trust Series 2016-2
1.56%, 05/15/20	500,000	499,164
2.66%, 11/15/21	640,000	650,006
Securitized Asset-Backed Receivables LLC Trust Series 2006-OP1
0.89%, 10/25/35†	2,800,000	2,739,905
SLC Student Loan Trust Series 2006-2
0.95%, 09/15/26†	1,477,718	1,444,240
SLM Private Credit Student Loan Trust Series 2003-B
1.25%, 03/15/22†	149,239	147,897
SLM Private Credit Student Loan Trust Series 2004-B
1.05%, 06/15/21†	98,694	98,485
SLM Private Credit Student Loan Trust Series 2005-A
1.05%, 06/15/23†	1,048,045	1,013,491
SLM Private Education Loan Trust Series 2010-A
3.77%, 05/16/44 144A†	1,402,006	1,464,415
SLM Private Education Loan Trust Series 2011-B
3.74%, 02/15/29 144A	1,510,819	1,552,727
SLM Private Education Loan Trust Series 2013-C
1.37%, 02/15/22 144A†	175,302	175,302
SLM Private Education Loan Trust Series 2014-A
1.67%, 01/15/26 144A†	1,245,000	1,253,055
2.59%, 01/15/26 144A	555,000	561,869
SMB Private Education Loan Trust Series 2016-A
2.70%, 05/15/31 144A	470,000	473,178

See Notes to Schedules of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SMB Private Education Loan Trust Series 2016-B
2.43%, 02/17/32 144A	$298,000	$301,685
SoFi Professional Loan Program LLC Series 2015-A
1.72%, 03/25/33 144A†	835,257	817,391
SoFi Professional Loan Program LLC Series 2015-D
2.72%, 10/27/36 144A	871,115	892,735
SoFi Professional Loan Program LLC Series 2016-C
2.36%, 12/27/32 144A	210,000	208,226
SoFi Professional Loan Program LLC Series 2016-D
1.53%, 04/25/33 144A	600,000	599,969
2.34%, 04/25/33 144A	190,000	189,976
Springleaf Funding Trust Series 2015-AA
3.16%, 11/15/24 144A	545,000	551,809
Structured Asset Securities Corporation Mortgage Loan Trust Series 2005-7XS
2.02%, 04/25/35†	418,364	394,104
Symphony CLO VIII, LP Series 2012-8A
1.57%, 01/09/23 144A†	1,560,348	1,558,947
Symphony CLO XI, Ltd. Series 2013-11A
1.98%, 01/17/25 144A†	2,210,000	2,203,463
Symphony CLO XV, Ltd. Series 2014-15A
2.13%, 10/17/26 144A†	2,650,000	2,650,042
Synchrony Credit Card Master Note Trust Series 2015-2
1.60%, 04/15/21	1,500,000	1,507,189
Synchrony Credit Card Master Note Trust Series 2016-2
2.21%, 05/15/24	3,100,000	3,165,821
Synchrony Credit Card Master Note Trust Series 2016-3
1.58%, 09/15/22	1,710,000	1,713,581
Toyota Auto Receivables Owner Trust Series 2016-B
1.30%, 04/15/20	670,000	670,908
Trade MAPS 1, Ltd. Series 2013-1A
1.22%, 12/10/18 144A†	1,500,000	1,497,551
Tryon Park CLO, Ltd. Series 2013-1A
1.80%, 07/15/25 144A†	1,770,000	1,756,130
2.23%, 07/15/25 144A†	1,175,000	1,157,978
U.S. Small Business Administration Series 1996-20K
6.95%, 11/01/16	10,037	10,096
Venture XVII CLO, Ltd. Series 2014-17A
3.53%, 07/15/26 144A†	360,000	360,203
Verizon Owner Trust, Series 2016-1A
1.42%, 01/20/21 144A	300,000	300,690
Westlake Automobile Receivables Trust Series 2016-2A
1.57%, 06/17/19 144A	370,000	370,317
2.30%, 11/15/19 144A	710,000	717,635
4.10%, 06/15/21 144A	350,000	358,035
Wheels SPV 2 LLC, Series 2016-1A
1.59%, 05/20/25 144A	230,000	229,614
World Financial Network Credit Card Master Trust Series 2016-A
2.03%, 04/15/25	1,430,000	1,440,897

Total Asset-Backed Securities (Cost $129,043,697)		129,103,086

CERTIFICATES OF DEPOSIT — 1.5%
Bank of Nova Scotia Houston
1.35%, 09/27/17†	1,780,000	1,780,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.57%, 09/27/17†	1,070,000	1,070,623
BNP Paribas
1.52%, 09/25/17†	2,910,000	2,911,226
Canadian Imperial Bank of Commerce
1.45%, 09/26/17†	300,000	300,000
Credit Suisse AG
1.65%, 09/12/17†	2,500,000	2,503,098
Rabobank Nederland NV
1.36%, 09/27/17†	2,910,000	2,911,093
Skandinaviska Enskilda Banken
1.32%, 09/28/17†	2,960,000	2,959,909

Total Certificates of Deposit (Cost $14,430,000)		14,435,949

COMMERCIAL PAPER — 0.2%
Coca-Cola Co.
1.70%, 09/13/17Ω (Cost $1,782,650)	1,800,000	1,780,947

CORPORATE BONDS — 29.0%
AbbVie, Inc.
1.75%, 11/06/17	1,130,000	1,134,017
1.80%, 05/14/18	1,857,000	1,865,323
2.30%, 05/14/21	2,610,000	2,635,484
2.85%, 05/14/23	1,000,000	1,016,691
AES Corporation
3.84%, 06/01/19†	260,000	261,300
7.38%, 07/01/21	125,000	144,062
Aetna, Inc.
1.70%, 06/07/18	290,000	291,043
1.90%, 06/07/19	2,045,000	2,065,106
Air Lease Corporation
2.63%, 09/04/18Δ	940,000	948,541
Ally Financial, Inc.
2.75%, 01/30/17Δ	2,000,000	2,005,348
5.50%, 02/15/17	1,500,000	1,520,122
3.25%, 09/29/17Δ	665,000	670,819

20	See Notes to Schedules of Investments.

	Par	Value
American Express Credit Corporation
1.13%, 06/05/17	$80,000	$79,968
1.56%, 05/26/20†Δ	4,900,000	4,926,563
American Honda Finance Corporation
1.60%, 07/13/18	1,330,000	1,341,304
1.70%, 02/22/19	500,000	504,430
1.20%, 07/12/19	650,000	646,456
American International Group, Inc.
5.85%, 01/16/18	1,645,000	1,736,010
3.30%, 03/01/21Δ	793,000	832,853
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,697,826
Amgen, Inc.
2.20%, 05/22/19Δ	1,150,000	1,172,548
Anadarko Petroleum Corporation
4.85%, 03/15/21Δ	35,000	37,610
Anthem, Inc.
2.38%, 02/15/17	1,060,000	1,063,785
Apple, Inc.
1.30%, 02/23/18	170,000	170,535
1.70%, 02/22/19	230,000	232,686
Ashland, Inc.
3.88%, 04/15/18Δ	1,480,000	1,529,950
Astoria Financial Corporation
5.00%, 06/19/17	770,000	785,284
AT&T, Inc.
2.30%, 03/11/19	1,070,000	1,088,604
1.77%, 06/30/20†	4,000,000	4,036,768
2.45%, 06/30/20	340,000	346,583
Autodesk, Inc.
1.95%, 12/15/17	350,000	352,216
AutoZone, Inc.
1.63%, 04/21/19	280,000	281,105
Aviation Capital Group Corporation
4.63%, 01/31/18 144A	500,000	518,750
2.88%, 09/17/18 144A@	2,000,000	2,027,500
Bank of America Corporation
3.88%, 03/22/17	130,000	131,517
1.70%, 08/25/17	570,000	570,975
6.40%, 08/28/17	400,000	417,424
5.75%, 12/01/17	1,700,000	1,781,665
1.94%, 03/22/18†	1,200,000	1,209,314
6.88%, 04/25/18	800,000	863,409
1.72%, 01/15/19†	280,000	281,889
2.60%, 01/15/19	1,300,000	1,326,104
2.65%, 04/01/19	5,050,000	5,163,504
Baxalta, Inc.
1.65%, 06/22/18†	380,000	378,769
2.00%, 06/22/18 144A	210,000	210,608
Becton Dickinson and Co.
1.45%, 05/15/17	1,250,000	1,252,255
1.80%, 12/15/17	700,000	703,394
Berkshire Hathaway Finance Corporation
1.70%, 03/15/19	560,000	565,342
Berkshire Hathaway, Inc.
1.15%, 08/15/18	130,000	129,966
BGC Partners, Inc.
5.13%, 05/27/21 144A	1,400,000	1,467,521
BMW US Capital LLC
1.50%, 04/11/19 144AΔ	830,000	831,611
Boston Scientific Corporation
2.65%, 10/01/18	1,800,000	1,842,098
3.38%, 05/15/22	1,100,000	1,158,244
Branch Banking & Trust Co.
1.45%, 05/10/19	1,180,000	1,181,463
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	538,779
Cameron International Corporation
1.40%, 06/15/17	270,000	270,027
Cantor Fitzgerald LP
6.50%, 06/17/22 144A@	750,000	789,140
Capital One Bank USA NA
2.25%, 02/13/19	500,000	506,772
Capital One NA
1.50%, 09/05/17	690,000	689,760
2.35%, 08/17/18	640,000	647,789
Case New Holland Industrial, Inc.
7.88%, 12/01/17Δ	678,000	723,765
Caterpillar Financial Services Corporation
1.25%, 08/18/17	490,000	490,763
1.50%, 02/23/18Δ	300,000	301,061
Celgene Corporation
2.13%, 08/15/18Δ	310,000	313,455
CenturyLink, Inc.
5.63%, 04/01/20Δ	350,000	371,438
Charter Communications Operating LLC
4.46%, 07/23/22 144AΔ	2,700,000	2,917,110
Chevron Corporation
1.34%, 11/09/17	900,000	901,888
1.79%, 11/16/18	420,000	424,481
2.10%, 05/16/21	3,000,000	3,051,576
CHS/Community Health Systems, Inc.
5.13%, 08/15/18Δ	41,000	41,414
Cisco Systems, Inc.
1.60%, 02/28/19Δ	390,000	393,069
1.40%, 09/20/19	645,000	645,842
CIT Group, Inc.
5.00%, 05/15/17	175,000	178,500
4.25%, 08/15/17	2,250,000	2,295,000
5.25%, 03/15/18	1,420,000	1,483,900
5.50%, 02/15/19 144A	100,000	106,125
Citigroup, Inc.
1.55%, 08/14/17Δ	1,300,000	1,301,838
1.80%, 02/05/18	2,030,000	2,035,786
1.76%, 06/07/19†	1,000,000	1,005,859
2.70%, 03/30/21	1,100,000	1,125,058
1.95%, 08/02/21†	4,200,000	4,223,705
2.26%, 09/01/23†	725,000	729,073
Citizens Bank NA
1.60%, 12/04/17	900,000	899,821
2.30%, 12/03/18	350,000	354,223
2.55%, 05/13/21	250,000	254,721
CNH Industrial Capital LLC
3.88%, 07/16/18	530,000	540,600
Comcast Corporation
5.15%, 03/01/20	405,000	454,327

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Compass Bank
1.85%, 09/29/17	$500,000	$499,512
ConocoPhillips Co.
6.00%, 01/15/20Δ	135,000	152,350
1.72%, 05/15/22†Δ	3,100,000	3,050,995
Continental Airlines 2009-2 Class B Pass-Through Trust
9.25%, 11/10/18	314,862	326,260
Continental Airlines 2010-1 Class B Pass-Through Trust
6.00%, 07/12/20	261,356	275,234
Crown Castle Towers LLC
3.22%, 05/15/42 144A	1,500,000	1,548,375
CVS Health Corporation
1.90%, 07/20/18	950,000	959,614
2.25%, 08/12/19Δ	1,620,000	1,651,567
D.R. Horton, Inc.
3.63%, 02/15/18	700,000	718,375
3.75%, 03/01/19Δ	109,000	113,496
4.00%, 02/15/20	400,000	423,500
Daimler Finance North America LLC
1.13%, 03/10/17 144A	300,000	300,040
1.38%, 08/01/17 144A	660,000	660,385
1.65%, 03/02/18 144A	750,000	751,604
2.00%, 08/03/18 144A	3,000,000	3,025,653
1.50%, 07/05/19 144A	1,840,000	1,830,509
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	1,455,000	1,497,371
4.42%, 06/15/21 144A	700,000	732,346
5.88%, 06/15/21 144A	140,000	148,806
DISH DBS Corporation
4.25%, 04/01/18	700,000	721,000
Dominion Resources, Inc.
1.50%, 09/30/18 144A	1,005,000	1,004,583
2.96%, 07/01/19 STEP	200,000	205,416
DTE Energy Co.
1.50%, 10/01/19	400,000	399,768
2.40%, 12/01/19	100,000	102,067
eBay, Inc.
2.50%, 03/09/18	280,000	284,059
El Paso Natural Gas Co. LLC
5.95%, 04/15/17Δ	1,500,000	1,532,050
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/20	90,000	101,121
Eli Lilly & Co.
1.25%, 03/01/18	410,000	411,003
Emera US Finance LP
2.15%, 06/15/19 144A	250,000	252,900
Energy Transfer Equity LP
7.50%, 10/15/20	50,000	55,125
Energy Transfer Partners LP
9.70%, 03/15/19	80,000	91,835
4.15%, 10/01/20	35,000	36,640
Entergy Corporation
4.70%, 01/15/17Δ	2,800,000	2,817,713
Enterprise Products Operating LLC
1.65%, 05/07/18	75,000	75,057
2.85%, 04/15/21Δ	75,000	77,303
Express Scripts Holding Co.
1.25%, 06/02/17	380,000	380,170
Exxon Mobil Corporation
1.44%, 03/01/18Δ	340,000	341,492
1.71%, 03/01/19	320,000	323,526
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	136,637	137,035
Fidelity National Information Services, Inc.
2.00%, 04/15/18Δ	340,000	343,038
Fifth Third Bancorp
5.45%, 01/15/17	250,000	252,969
Fifth Third Bank
2.30%, 03/15/19	370,000	376,689
1.63%, 09/27/19Δ	460,000	459,938
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,820,000	1,845,859
3.00%, 06/12/17	560,000	566,014
1.61%, 01/09/18†	500,000	501,370
2.15%, 01/09/18	700,000	703,866
2.94%, 01/08/19	1,300,000	1,332,179
2.02%, 05/03/19	875,000	877,256
Ford Motor Credit Co., LLC
1.68%, 03/12/19†Δ	1,160,000	1,161,849
1.90%, 08/12/19	210,000	209,842
Fortive Corporation
1.80%, 06/15/19 144A	200,000	200,681
Freeport-McMoRan, Inc.
2.15%, 03/01/17	210,000	210,262
Frontier Communications Corporation
8.88%, 09/15/20Δ	765,000	828,112
GameStop Corporation
6.75%, 03/15/21 144AΔ	100,000	103,500
General Motors Co.
3.50%, 10/02/18	953,000	982,874
General Motors Financial Co., Inc.
2.63%, 07/10/17Δ	445,000	448,615
4.75%, 08/15/17Δ	5,800,000	5,958,131
3.00%, 09/25/17Δ	600,000	607,954
2.40%, 04/10/18	1,300,000	1,309,870
3.10%, 01/15/19	175,000	178,480
2.40%, 05/09/19	780,000	784,889
3.70%, 11/24/20Δ	245,000	255,194
3.20%, 07/06/21Δ	165,000	167,207
Glencore Funding LLC
2.04%, 01/15/19 144A†	680,000	676,600
Goldman Sachs Group, Inc.
5.75%, 10/01/16	135,000	135,000
1.92%, 11/15/18†	580,000	584,862
2.35%, 11/15/21	260,000	259,708
2.43%, 11/29/23†	4,700,000	4,784,619
HCA, Inc.
3.75%, 03/15/19Δ	1,600,000	1,658,000
Hess Corporation
1.30%, 06/15/17	310,000	310,003
Hewlett Packard Enterprise Co.
2.45%, 10/05/17 144A	3,040,000	3,065,107
2.85%, 10/05/18 144A	2,400,000	2,446,507
HSBC USA, Inc.
1.70%, 03/05/18	710,000	711,605
1.74%, 09/24/18†	800,000	801,530
1.43%, 11/13/19†	2,000,000	1,974,938
2.75%, 08/07/20	1,500,000	1,536,476
Hughes Satellite Systems Corporation
6.50%, 06/15/19Δ	150,000	164,625

22	See Notes to Schedules of Investments.

	Par	Value
Huntington National Bank
1.30%, 11/20/16	$500,000	$500,182
1.14%, 04/24/17†	250,000	249,870
2.20%, 11/06/18	300,000	303,895
Hyundai Capital America
1.45%, 02/06/17 144A	800,000	800,771
2.40%, 10/30/18 144A	240,000	243,456
2.50%, 03/18/19 144A	710,000	722,212
IAC/InterActiveCorp
4.88%, 11/30/18	252,000	258,300
International Lease Finance Corporation
3.88%, 04/15/18	795,000	815,869
5.88%, 04/01/19Δ	800,000	859,000
6.25%, 05/15/19Δ	1,300,000	1,412,125
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	284,299
J.B. Hunt Transport Services, Inc.
2.40%, 03/15/19Δ	620,000	626,176
John Deere Capital Corporation
1.35%, 01/16/18	195,000	195,496
1.95%, 01/08/19Δ	550,000	559,248
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	130,422
JPMorgan Chase & Co.
1.25%, 11/18/16†	1,300,000	1,300,794
6.30%, 04/23/19	320,000	356,608
1.96%, 10/29/20†	5,900,000	6,013,917
2.40%, 06/07/21Δ	1,310,000	1,325,648
2.30%, 08/15/21	190,000	190,518
Kansas City Southern
1.44%, 10/28/16†	1,000,000	999,994
KeyBank NA
1.70%, 06/01/18	900,000	904,625
2.35%, 03/08/19	440,000	448,442
Kinder Morgan, Inc.
7.00%, 06/15/17	400,000	414,012
2.00%, 12/01/17	210,000	210,176
3.05%, 12/01/19Δ	290,000	296,556
Kinder Morgan Energy Partners LP
5.80%, 03/01/21Δ	100,000	111,816
5.00%, 10/01/21	300,000	327,686
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,412,797
Kraft Heinz Foods Co.
1.60%, 06/30/17	850,000	851,877
2.00%, 07/02/18	1,830,000	1,847,672
Kroger Co.
2.20%, 01/15/17	500,000	501,535
L-3 Communications Corporation
1.50%, 05/28/17Δ	300,000	300,274
Lam Research Corporation
2.75%, 03/15/20	203,000	207,914
Lehman Escrow Bonds
0.00%, 01/18/12Ω#@	600,000	46,050
0.00%, 12/28/17+Ω#	2,600,000	—
Lennar Corporation
4.50%, 06/15/19Δ	1,100,000	1,157,750
Liberty Property LP REIT
6.63%, 10/01/17	375,000	392,567
Lockheed Martin Corporation
1.85%, 11/23/18	136,000	137,701
Manufacturers & Traders Trust Co.
1.40%, 07/25/17	780,000	781,538
McDonald’s Corporation
2.20%, 05/26/20	1,100,000	1,122,578
2.75%, 12/09/20	295,000	306,406
Medtronic, Inc.
1.50%, 03/15/18	270,000	271,275
Metropolitan Life Global Funding I
1.95%, 12/03/18 144A	670,000	677,781
Morgan Stanley
6.63%, 04/01/18	510,000	546,650
2.45%, 02/01/19	560,000	570,412
1.46%, 07/23/19†	940,000	941,147
2.38%, 07/23/19Δ	248,000	252,483
1.87%, 01/27/20†	1,350,000	1,364,727
2.50%, 04/21/21	630,000	638,560
Motorola Solutions, Inc.
3.50%, 09/01/21Δ	1,900,000	1,961,186
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	657,410
Navient Corporation
6.00%, 01/25/17	500,000	505,388
5.00%, 06/15/18Δ	400,000	401,000
5.50%, 01/15/19Δ	1,800,000	1,831,500
4.88%, 06/17/19Δ	280,000	279,650
8.00%, 03/25/20Δ	200,000	215,000
NBCUniversal Enterprise, Inc.
1.37%, 04/15/18 144A†	355,000	357,537
New York Life Global Funding
1.55%, 11/02/18 144A	710,000	713,860
Newell Rubbermaid, Inc.
2.15%, 10/15/18	240,000	243,533
2.60%, 03/29/19	640,000	654,755
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/18	230,000	231,017
Nissan Motor Acceptance Corporation
1.95%, 09/12/17 144AΔ	520,000	522,084
2.00%, 03/08/19 144A	6,120,000	6,178,189
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust
6.26%, 05/20/23	105,544	114,521
Nuance Communications, Inc.
5.38%, 08/15/20 144A	150,000	154,125
NVIDIA Corporation
2.20%, 09/16/21	835,000	838,504
Oracle Corporation
1.90%, 09/15/21	2,210,000	2,217,145
PACCAR Financial Corporation
1.10%, 06/06/17	250,000	250,062
1.44%, 12/06/18†	250,000	251,792
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	540,984
Penske Truck Leasing Co. LP
2.50%, 06/15/19 144A	190,000	192,904
3.20%, 07/15/20 144A	1,000,000	1,035,701
Phillips 66
2.95%, 05/01/17	210,000	211,920

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Pioneer Natural Resources Co.
6.65%, 03/15/17	$900,000	$920,713
6.88%, 05/01/18Δ	400,000	429,862
Plains All American Pipeline LP
2.60%, 12/15/19Δ	900,000	907,618
Prudential Financial, Inc.
1.60%, 08/15/18†	500,000	499,185
PSEG Power LLC
3.00%, 06/15/21Δ	1,400,000	1,442,057
QEP Resources, Inc.
6.88%, 03/01/21Δ	75,000	78,562
QUALCOMM, Inc.
3.00%, 05/20/22Δ	1,200,000	1,260,036
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,490,000	1,503,376
Rockies Express Pipeline LLC
6.00%, 01/15/19 144A	150,000	158,250
S&P Global, Inc.
2.50%, 08/15/18 144A	270,000	274,387
3.30%, 08/14/20	800,000	841,189
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,152,726
Santander Bank NA
2.00%, 01/12/18	600,000	600,224
Schlumberger Holdings Corporation
2.35%, 12/21/18 144A	500,000	509,500
Scripps Networks Interactive, Inc.
3.50%, 06/15/22Δ	900,000	940,470
Southern California Edison Co.
1.85%, 02/01/22	1,178,571	1,182,623
Southern Co.
1.85%, 07/01/19Δ	740,000	746,316
2.95%, 07/01/23	1,500,000	1,552,122
Southern Power Co.
1.85%, 12/01/17	190,000	191,263
Sprint Communications, Inc.
9.00%, 11/15/18 144A	670,000	742,025
St. Jude Medical, Inc.
2.00%, 09/15/18	645,000	652,096
Stanley Black & Decker, Inc.
2.45%, 11/17/18	530,000	541,772
Stryker Corporation
2.00%, 03/08/19Δ	550,000	557,244
Sunoco LP
5.50%, 08/01/20 144A	85,000	86,488
SunTrust Bank
5.20%, 01/17/17	890,000	899,895
Synchrony Financial
1.88%, 08/15/17	3,050,000	3,056,716
2.60%, 01/15/19	370,000	374,557
3.00%, 08/15/19	390,000	399,479
1.99%, 02/03/20†	950,000	929,788
Targa Resources Partners LP
4.13%, 11/15/19	150,000	152,850
TECO Finance, Inc.
1.27%, 04/10/18†	1,500,000	1,496,925
Tenet Healthcare Corporation
6.25%, 11/01/18	275,000	294,938
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18Δ	200,000	202,343
3.30%, 02/15/22	1,900,000	1,993,520
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 144A	1,400,000	1,443,604
Time Warner Cable, Inc.
6.75%, 07/01/18	1,000,000	1,087,012
T-Mobile USA, Inc.
5.25%, 09/01/18	600,000	609,000
6.63%, 04/28/21Δ	477,000	503,831
Toyota Motor Credit Corporation
1.55%, 07/13/18	880,000	884,993
1.70%, 02/19/19	490,000	493,994
1.40%, 05/20/19	1,450,000	1,452,381
U.S. Bank NA
1.45%, 01/29/18Δ	450,000	451,332
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18	162,433	162,831
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	916,715	939,119
United States Steel Corporation
8.38%, 07/01/21 144AΔ	135,000	147,994
UnitedHealth Group, Inc.
1.90%, 07/16/18	420,000	424,549
US Airways 2011-1 Class B Pass-Through Trust
9.75%, 04/22/20	703,130	788,385
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	278,095	308,338
Ventas Realty LP REIT
1.25%, 04/17/17Δ	230,000	229,932
Verizon Communications, Inc.
1.35%, 06/09/17	840,000	841,173
2.61%, 09/14/18†	570,000	585,137
1.63%, 06/17/19†Δ	1,500,000	1,515,315
4.50%, 09/15/20	795,000	873,202
Visa, Inc.
2.20%, 12/14/20	260,000	266,805
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,056,667
1.60%, 11/20/17 144A	470,000	469,096
1.65%, 05/22/18 144A	619,000	617,277
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	230,000	231,322
1.75%, 05/30/18	420,000	422,472
2.60%, 06/01/21	960,000	983,491
WEA Finance LLC REIT
1.75%, 09/15/17 144A	220,000	220,450
2.70%, 09/17/19 144A	260,000	266,739
Wells Fargo Bank NA
1.65%, 01/22/18	1,080,000	1,083,339
West Corporation
4.75%, 07/15/21 144A	150,000	154,875
Western Digital Corporation
10.50%, 04/01/24 144AΔ	430,000	499,875
Whirlpool Corporation
1.65%, 11/01/17	340,000	341,051
Williams Partners LP
7.25%, 02/01/17	1,325,000	1,349,336
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	200,056

24	See Notes to Schedules of Investments.

	Par	Value
2.00%, 10/20/17 144A	$200,000	$201,450
3.38%, 10/21/20 144A	1,354,000	1,434,572
Wyndham Worldwide Corporation
2.95%, 03/01/17	1,000,000	1,004,650
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18Δ	820,000	825,782
2.70%, 04/01/20	190,000	194,305
Zoetis, Inc.
3.45%, 11/13/20Δ	300,000	313,890

Total Corporate Bonds (Cost $268,353,755)		271,435,311

FOREIGN BONDS — 16.1%
Australia — 1.6%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A@	1,500,000	1,552,072
Australia & New Zealand Banking Group, Ltd.
2.00%, 11/16/18	1,280,000	1,293,363
Commonwealth Bank of Australia
1.75%, 11/02/18	610,000	613,361
2.05%, 03/15/19	590,000	597,206
Macquarie Bank, Ltd.
5.00%, 02/22/17 144A	1,250,000	1,267,136
1.36%, 10/27/17 144A†	480,000	480,050
1.60%, 10/27/17 144A	860,000	861,445
Macquarie Group, Ltd.
4.88%, 08/10/17 144A	355,000	364,719
National Australia Bank, Ltd.
1.38%, 07/12/19	1,840,000	1,828,270
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/21Δ	75,000	81,198
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144A	1,700,000	1,717,245
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144A	446,307	463,624
Westpac Banking Corporation
1.95%, 11/23/18	1,270,000	1,280,789
1.60%, 08/19/19	1,760,000	1,760,815
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	427,964

		14,589,257

Austria — 0.2%
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	1,889,000	1,888,099

Bermuda — 0.2%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,546,000	1,578,973

Brazil — 0.1%
Banco Santander Brasil SA
4.63%, 02/13/17 144A	1,000,000	1,007,736

Canada — 1.0%
Air Canada Class C Pass-Through Trust Series 2013-1
6.63%, 05/15/18 144A	710,000	739,287
Bank of Montreal
1.90%, 08/27/21	1,690,000	1,682,346
Bank of Nova Scotia
1.88%, 04/26/21	1,535,000	1,546,597
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	479,481
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,031,000	1,032,814
Rogers Communications, Inc.
1.49%, 03/13/17(C)†	550,000	419,083
Royal Bank of Canada
1.63%, 04/15/19Δ	1,320,000	1,323,466
2.20%, 09/23/19	247,000	251,995
2.10%, 10/14/20	1,050,000	1,068,291
Thomson Reuters Corporation
1.65%, 09/29/17Δ	640,000	641,744
TransAlta Corporation
1.90%, 06/03/17	112,000	112,098
TransCanada PipeLines, Ltd.
3.13%, 01/15/19	115,000	118,375

		9,415,577

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd.
1.63%, 11/28/17 144A	200,000	200,507
Baidu, Inc.
2.25%, 11/28/17	440,000	444,072
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	371,977
MUFG Capital Finance 4, Ltd.
5.27%, 01/29/49(E)†	200,000	228,603
Seagate HDD Cayman
3.75%, 11/15/18Δ	660,000	678,133

		1,923,292

Chile — 0.1%
Itau CorpBanca
3.88%, 09/22/19 144A	500,000	522,972

Denmark — 2.9%
AP Moeller—Maersk A/S
2.55%, 09/22/19 144A	670,000	674,726
Nordea Kredit Realkreditaktieselskab
2.00%, 01/01/17(D)	30,000,000	4,563,952
Nykredit Realkredit A/S
1.00%, 01/01/17(D)	68,000,000	10,311,369
2.00%, 04/01/17(D)	30,000,000	4,578,830
Realkredit Danmark A/S
2.00%, 01/01/17(D)	49,000,000	7,434,191

		27,563,068

France — 1.8%
Air Liquide Finance SA
1.75%, 09/27/21 144A	2,030,000	2,027,787
Credit Agricole SA
1.48%, 04/15/19 144A†	1,260,000	1,262,993
1.82%, 06/10/20 144A†	1,400,000	1,407,823
Dexia Credit Local SA
1.46%, 03/23/18†	9,800,000	9,830,548
Engie SA
1.50%, 07/20/17(E)	2,000,000	2,276,791

		16,805,942

Germany — 0.2%
KFW
1.88%, 06/30/20Δ	900,000	919,357

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.88%, 11/30/20	$1,095,000	$1,120,312

		2,039,669

Guernsey — 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
2.97%, 04/16/21 144A†	1,500,000	1,544,933
3.80%, 09/15/22	450,000	460,321

		2,005,254

Ireland — 0.7%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17Δ	700,000	703,688
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	3,465,000	3,465,707
2.40%, 09/23/21	1,525,000	1,528,671
2.88%, 09/23/23	200,000	201,278
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	391,373

		6,290,717

Italy — 0.1%
Intesa Sanpaolo SpA
2.38%, 01/13/17	700,000	701,021

Japan — 0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.20%, 03/10/17 144A	620,000	619,938
1.45%, 09/08/17 144A	750,000	750,358
1.88%, 09/14/18 144A†	800,000	804,413
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	200,378
Mitsubishi UFJ Lease & Finance Co., Ltd
1.49%, 07/23/19†	875,000	876,444
Mitsubishi UFJ Trust & Banking Corporation
1.60%, 10/16/17 144A	500,000	500,702
2.65%, 10/19/20 144A	700,000	717,235
Mizuho Bank, Ltd.
1.31%, 09/25/17 144A†	300,000	300,314
1.70%, 09/25/17 144A	1,110,000	1,112,712
ORIX Corporation
3.75%, 03/09/17	1,000,000	1,009,620
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21Δ	1,100,000	1,091,773

		7,983,887

Jersey — 0.1%
UBS Group Funding Jersey, Ltd.
2.45%, 04/14/21 144A†Δ	900,000	922,668

Luxembourg — 0.1%
Pentair Finance SA
2.90%, 09/15/18	720,000	730,427
Telecom Italia Capital SA
7.00%, 06/04/18	200,000	216,818
Wind Acquisition Finance SA
4.75%, 07/15/20 144AΔ	300,000	303,750

		1,250,995

Mexico — 0.3%
America Movil Sab de CV
6.00%, 06/09/19(M)	44,300,000	2,267,577
Petroleos Mexicanos
3.50%, 07/18/18	283,000	290,216

		2,557,793

Netherlands — 0.9%
Bank Nederlandse Gemeenten NV
1.13%, 05/25/18 144A	1,698,000	1,700,962
EDP Finance BV
6.00%, 02/02/18 144A	800,000	837,936
ING Bank NV
2.00%, 11/26/18 144A	1,010,000	1,017,059
2.30%, 03/22/19 144A	360,000	365,443
1.54%, 10/01/19 144A†	250,000	250,546
LeasePlan Corporation NV
2.50%, 05/16/18 144A	700,000	701,320
2.88%, 01/22/19 144A@	2,500,000	2,525,078
Mylan NV
2.50%, 06/07/19 144A	610,000	615,814
Shell International Finance BV
4.38%, 03/25/20	345,000	376,738

		8,390,896

New Zealand — 0.2%
BNZ International Funding, Ltd.
1.90%, 02/26/18 144A	2,000,000	2,011,716

Panama — 0.0%
Carnival Corporation
3.95%, 10/15/20Δ	260,000	280,651

Singapore — 0.0%
DBS Bank, Ltd.
3.63%, 09/21/22†	200,000	203,416

South Korea — 2.0%
Busan Bank Co., Ltd.
4.13%, 02/09/17	1,000,000	1,008,422
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144AΔ	520,000	518,577
Industrial Bank of Korea
2.38%, 07/17/17	2,000,000	2,016,506
KEB Hana Bank
4.00%, 11/03/16	1,500,000	1,503,666
3.50%, 10/25/17	800,000	817,527
Korea Development Bank
3.88%, 05/04/17Δ	4,800,000	4,876,090
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,007,724
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	3,074,883
KT Corporation
1.75%, 04/22/17 144A	2,000,000	2,004,690
2.63%, 04/22/19@	800,000	820,094

		18,648,179

Sweden — 0.1%
Svenska Handelsbanken AB
1.50%, 09/06/19Δ	835,000	832,625

Switzerland — 0.4%
Credit Suisse AG
1.38%, 05/26/17	1,480,000	1,478,533

26	See Notes to Schedules of Investments.

	Par	Value
1.75%, 01/29/18	$500,000	$500,176
3.63%, 09/09/24	500,000	522,368
UBS AG
1.80%, 03/26/18	1,100,000	1,102,429

		3,603,506

United Kingdom — 1.4%
Barclays PLC
2.92%, 08/10/21†	700,000	715,165
BP Capital Markets PLC
1.68%, 05/03/19	367,000	368,557
2.52%, 01/15/20	79,000	81,178
HBOS PLC
1.38%, 09/06/17†	1,000,000	998,349
HSBC Bank PLC
1.46%, 05/15/18 144A†	1,190,000	1,191,313
HSBC Holdings PLC
2.65%, 01/05/22	265,000	264,291
Royal Bank of Scotland PLC
9.50%, 03/16/22†	1,600,000	1,652,571
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,700,000	3,709,748
Santander UK PLC
1.65%, 09/29/17	1,150,000	1,151,099
2.50%, 03/14/19	370,000	375,650
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,317,400
2.10%, 08/19/19 144A	580,000	581,031
Yorkshire Building Society
2.13%, 03/18/19(E)	900,000	1,052,718

		13,459,070

Virgin Islands (British) — 0.4%
CNPC General Capital, Ltd.
2.75%, 04/19/17	600,000	604,341
Sinopec Group Overseas Development 2014, Ltd.
1.45%, 04/10/17 144A†	3,000,000	3,001,509
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	370,712

		3,976,562

Total Foreign Bonds (Cost $149,647,201)		150,453,541

MORTGAGE-BACKED SECURITIES — 15.6%
American Home Mortgage Assets Trust Series 2006-5
1.43%, 11/25/46†	798,168	419,305
American Home Mortgage Investment Trust Series 2004-3
2.92%, 10/25/34†	176,729	176,821
Apollo Trust Series 2009-1
2.92%, 10/03/40(A)†	284,411	219,468
Banc of America Commercial Mortgage Trust Series 2007-4
6.00%, 02/10/51†	1,290,000	1,330,099
Banc of America Commercial Mortgage Trust Series 2007-5
5.49%, 02/10/51	1,795,530	1,837,075
Banc of America Funding Trust Series 2006-J
3.00%, 01/20/47†	372,234	312,830
Banc of America Mortgage Trust Series 2003-L
2.87%, 01/25/34†	176,059	172,254
Banc of America Mortgage Trust Series 2004-2
6.50%, 10/25/31	47,204	49,132
Banc of America Mortgage Trust Series 2004-I
3.14%, 10/25/34†	215,087	212,916
BBCMS Trust Series 2015-RRI
1.67%, 05/15/32 144A†	2,103,959	2,103,937
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-8
3.09%, 01/25/34†	211,146	210,469
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-5
3.49%, 07/25/34†	250,676	249,957
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-7
3.29%, 10/25/34†	22,208	22,086
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
2.92%, 03/25/35†	394,567	396,059
Bear Stearns ALT-A Trust Series 2004-10
1.18%, 09/25/34†	1,544,688	1,468,456
Bear Stearns ALT-A Trust Series 2004-13
1.27%, 11/25/34†	131,477	128,482
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15
5.32%, 02/11/44	1,865,198	1,880,409
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17
5.69%, 06/11/50†	1,709,633	1,756,583
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
6.08%, 06/11/50†	1,055,000	1,090,766
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26
5.51%, 01/12/45†	845,000	854,210
BLCP Hotel Trust Series 2014-CLRN
1.47%, 08/15/29 144A†	1,920,448	1,913,215
CD Commercial Mortgage Trust Series 2007-CD4
5.37%, 12/11/49†	395,000	398,766

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CDGJ Commercial Mortgage Trust Series 2014-BXCH
1.92%, 12/15/27 144A†	$695,276	$695,929
CGBAM Commercial Mortgage Trust Series 2015-SMRT
3.21%, 04/10/28 144A	850,000	868,802
Citigroup Commercial Mortgage Trust Series 2013-SMP
2.11%, 01/12/30 144A	1,219,316	1,224,819
COBALT Commercial Mortgage Trust Series 2007-C3
5.96%, 05/15/46†	700,000	714,820
COMM Mortgage Trust Series 2013-CR12
2.90%, 10/10/46	2,055,000	2,111,342
COMM Mortgage Trust Series 2013-SFS
1.87%, 04/12/35 144A	538,608	538,706
COMM Mortgage Trust Series 2014-FL5
2.67%, 10/15/31 144A†	670,000	658,394
COMM Mortgage Trust Series 2014-PAT
1.33%, 08/13/27 144A†	100,000	99,435
COMM Mortgage Trust Series 2015-LC21
3.85%, 07/10/48 IOΩ†	6,817,402	324,707
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29
1.07%, 02/25/35†	120,299	113,145
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.62%, 09/15/40†	32,481	32,509
Credit Suisse Commercial Mortgage Trust Series 2008-C1
6.27%, 02/15/41†	85,218	85,472
CSAIL Commercial Mortgage Trust Series 2016-C6
4.20%, 01/15/49 IOΩ†	998,885	119,709
CSMC Trust Series 2013-IVR2
1.55%, 04/25/43 144A†	905,689	851,940
DBRR Trust Series 2011-C32
5.35%, 06/17/49 144A†	1,805,000	1,825,802
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4
5.87%, 10/25/36 STEP	310,893	262,328
5.89%, 10/25/36 STEP	310,893	262,310
Eurosail-UK PLC Series 2007-4X
0.68%, 06/13/45(U)†	219,752	284,371
Fannie Mae Connecticut Avenue Securities Series 2013-C01
2.52%, 10/25/23†	517,558	524,039
Fannie Mae Connecticut Avenue Securities Series 2014-C01
2.13%, 01/25/24†	629,612	634,461
Fannie Mae Connecticut Avenue Securities Series 2014-C02
1.47%, 05/25/24†	778,068	778,751
Fannie Mae Connecticut Avenue Securities Series 2014-C03
1.72%, 07/25/24†	506,883	508,075
Fannie Mae Connecticut Avenue Securities Series 2016-C01
2.47%, 08/25/28†	2,032,304	2,052,614
Fannie Mae Connecticut Avenue Securities Series 2016-C02
2.67%, 09/25/28†	690,032	698,988
Fannie Mae Connecticut Avenue Securities Series 2016-C05
1.87%, 01/25/29†	791,220	794,513
Fannie Mae Grantor Trust Series 2002-T6
3.31%, 02/25/32	16,723	16,818
FDIC Guaranteed Notes Trust Series 2010-S1
3.25%, 04/25/38 144A	253,368	261,118
1.07%, 02/25/48 144A†	861	861
FDIC Guaranteed Notes Trust Series 2010-S4
1.25%, 12/04/20 144A†	1,256,802	1,259,421
FDIC Trust Series 2010-R1
2.18%, 05/25/50 144A	383,865	384,365
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	48,928	50,376
5.00%, 02/01/19	62,178	64,242
5.00%, 12/01/19	133,531	138,354
5.50%, 05/01/22	398,236	420,148
2.90%, 07/01/27†	9,587	10,157
3.00%, 10/01/31 TBA	4,100,000	4,306,522
2.64%, 11/01/31†	45,036	47,791
2.77%, 04/01/32†	6,756	7,118
2.60%, 06/01/33†	621,783	653,824
2.61%, 10/01/34†	146,558	156,135
3.00%, 08/01/35†	541,738	574,483
2.54%, 09/01/35†	268,542	281,439
2.58%, 10/01/35†	347,137	367,891
2.50%, 04/01/36†	445,457	469,820
Federal Home Loan Mortgage Corporation REMIC Series 3228
1.02%, 10/15/36†	2,349,336	2,357,383
Federal Home Loan Mortgage Corporation REMIC Series 3710
4.00%, 08/15/25 STEP	249,095	264,386
Federal Home Loan Mortgage Corporation REMIC Series 3959
4.50%, 11/15/41	626,132	687,960

28	See Notes to Schedules of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC Series 3986
4.50%, 09/15/41	$660,769	$711,408
Federal Home Loan Mortgage Corporation REMIC Series 4390
3.50%, 06/15/50	660,804	701,928
Federal Home Loan Mortgage Corporation REMIC Series 4446
3.50%, 12/15/50	1,259,593	1,327,138
Federal Home Loan Mortgage Corporation REMIC Series 4593
4.00%, 04/15/54	1,530,324	1,611,388
Federal National Mortgage Association
5.00%, 07/01/19	28,086	28,970
5.00%, 05/01/21	217,150	223,865
5.00%, 11/01/21	97,079	100,338
2.48%, 12/01/24 CONV†	12,848	13,160
9.00%, 05/01/25	1,145	1,150
2.50%, 12/01/27	43,605	45,208
2.66%, 09/01/31†	59,666	62,548
2.50%, 10/01/31 TBA	4,100,000	4,246,593
3.00%, 10/01/31 TBA	865,000	908,115
3.50%, 10/01/31 TBA	2,675,000	2,820,035
4.00%, 10/01/31 TBA	1,445,000	1,491,285
4.50%, 10/01/31 TBA	510,000	522,750
1.80%, 08/01/32†	508,294	527,094
2.44%, 12/01/32†	445,268	474,383
2.40%, 04/01/33†	112,919	119,459
2.61%, 06/01/33†	67,529	71,450
3.00%, 06/01/33†	49,999	52,947
2.68%, 10/01/33†	156,818	165,516
2.60%, 12/01/33†	72,718	76,758
2.65%, 09/01/34†	127,644	134,208
2.67%, 09/01/34†	105,831	112,711
2.08%, 10/01/34†	135,975	142,730
2.34%, 10/01/34†	157,940	167,776
2.54%, 02/01/35†	241,982	255,790
2.70%, 09/01/35†	313,407	329,757
2.61%, 12/01/35†	13,832	14,110
2.85%, 05/01/38†	2,618,994	2,785,306
1.69%, 08/01/42†	375,359	382,418
3.59%, 09/01/42†	1,050,947	1,100,765
2.72%, 07/01/43†	1,719,422	1,779,161
1.69%, 07/01/44†	220,163	224,261
1.69%, 10/01/44†	196,358	200,127
2.71%, 06/01/45†	1,753,822	1,811,253
Federal National Mortgage Association ACES Series 2015-M4
2.81%, 07/25/22 IOΩ†	23,182,248	592,075
Federal National Mortgage Association ACES Series 2016-M6
1.79%, 06/25/19	2,000,000	2,014,714
Federal National Mortgage Association REMIC Series 2004-80
4.00%, 11/25/19	28,989	29,532
Federal National Mortgage Association REMIC Series 2006-98
0.96%, 10/25/36†	349,613	350,144
Federal National Mortgage Association REMIC Series 2007-100
1.08%, 10/25/37†	688,818	696,622
Federal National Mortgage Association REMIC Series 2010-72
1.25%, 07/25/40†	1,656,679	1,673,520
Federal National Mortgage Association REMIC Series 2011-48
4.00%, 06/25/26 STEP	389,161	414,813
Federal National Mortgage Association REMIC Series 2011-87
1.08%, 09/25/41†	2,132,118	2,128,144
Federal National Mortgage Association REMIC Series 2012-79
0.98%, 07/25/42†	485,570	485,629
Federal National Mortgage Association REMIC Series 2015-38
0.80%, 06/25/55†	750,254	743,033
FHLMC Multifamily Structured Pass-Through Certificates Series KP03
1.78%, 07/25/19	2,450,000	2,472,553
FHLMC Multifamily Structured Pass-Through Certificates Series KW01
3.77%, 01/25/26 IOΩ†	2,691,257	183,495
FHLMC Structured Pass-Through Securities Series T-56
1.53%, 05/25/43†	629,550	636,871
FHLMC Structured Pass-Through Securities Series T-61
1.87%, 07/25/44†	881,435	907,117
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.70%, 06/25/34†	292,892	285,472
FNBA Mortgage Loan Trust Series 2004-AR1
0.93%, 08/19/34†	1,347,905	1,309,552
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2013-DN2
1.98%, 11/25/23†	342,479	343,766
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA2
1.78%, 10/25/28†	708,947	710,806
GAHR Commercial Mortgage Trust Series 2015-NRF
1.82%, 12/15/34 144A†	1,971,763	1,982,223
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.48%, 12/10/49†	890,428	898,424

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Giovecca Mortgages S.r.l. Series 2011-1
0.30%, 04/23/48(E)†	$192,655	$216,610
Gosforth Funding PLC Series 2016-1A
0.99%, 02/15/58 144A(U)†	1,184,465	1,539,682
Government National Mortgage Association
2.13%, 06/20/17†	635	637
2.13%, 06/20/21†	1,796	1,836
2.00%, 03/20/22†	108,144	110,792
2.00%, 01/20/23†	19,669	20,196
2.13%, 05/20/24†	37,410	38,503
1.88%, 07/20/25†	48,543	50,168
1.88%, 08/20/25†	12,755	13,184
2.00%, 11/20/25†	42,455	43,744
2.00%, 12/20/26†	61,154	63,138
1.88%, 07/20/27†	1,417	1,469
2.00%, 10/20/27†	23,501	24,281
8.50%, 10/15/29	22,813	23,533
8.50%, 03/15/30	636	639
8.50%, 04/15/30	4,755	4,864
8.50%, 05/15/30	61,259	64,195
2.13%, 05/20/30†	34,718	35,982
8.50%, 07/15/30	47,640	51,184
8.50%, 08/15/30	6,806	7,035
8.50%, 11/15/30	7,658	8,081
8.50%, 12/15/30	27,431	31,776
8.50%, 02/15/31	16,265	17,058
Government National Mortgage Association Series 2000-9
1.13%, 02/16/30†	68,452	68,985
Government National Mortgage Association Series 2007-30
0.83%, 05/20/37†	193,215	192,737
Government National Mortgage Association Series 2016-H07
1.26%, 02/20/66†	1,429,098	1,429,248
GreenPoint Mortgage Funding Trust Series 2005-AR5
0.79%, 11/25/45†	170,348	146,177
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.70%, 01/25/37†	596,274	481,616
GS Mortgage Securities Trust Series 2007-GG10
5.99%, 08/10/45†	222,877	226,702
GS Mortgage Securities Trust Series 2013-GC13
3.72%, 07/10/46†	2,700,000	2,891,056
GSR Mortgage Loan Trust Series 2004-11
3.30%, 09/25/34†	333,781	322,853
GSR Mortgage Loan Trust Series 2005-AR6
2.92%, 09/25/35†	228,901	232,621
Hilton USA Trust Series 2013-HLF
1.52%, 11/05/30 144A†	1,106,192	1,106,785
Hilton USA Trust Series 2013-HLT
4.41%, 11/05/30 144A	825,000	825,588
5.61%, 11/05/30 144A†	975,000	975,711
Impac CMB Trust Series 2003-1
1.32%, 03/25/33†	238,096	230,425
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.71%, 09/25/46†	672,486	554,212
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3
0.79%, 06/25/37†	382,704	280,835
JP Morgan Chase Commercial Mortgage Securities Trust Series 2002-CIB5
5.50%, 10/12/37 144A	851,291	865,827
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19
5.88%, 02/12/49†	1,683,873	1,709,240
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
5.85%, 02/15/51†	1,043,715	1,069,573
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4
4.11%, 07/15/46 144A	1,381,931	1,436,237
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FL6
1.92%, 11/15/31 144A†	774,540	771,415
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-CSMO
1.77%, 01/15/32 144A†	1,090,000	1,089,089
JP Morgan Mortgage Trust Series 2005-A1
3.09%, 02/25/35†	58,945	55,797
JP Morgan Mortgage Trust Series 2013-1
2.50%, 03/25/43 144A†	323,243	327,927
JP Morgan Mortgage Trust Series 2016-2
2.69%, 06/25/46 144A	1,322,651	1,345,531
LB-UBS Commercial Mortgage Trust Series 2007-C1
5.42%, 02/15/40	471,653	473,894
LB-UBS Commercial Mortgage Trust Series 2007-C6
6.11%, 07/15/40†	1,645,000	1,701,444
LB-UBS Commercial Mortgage Trust Series 2007-C7
6.37%, 09/15/45†	2,130,000	2,222,274
Luminent Mortgage Trust Series 2006-7
0.69%, 12/25/36†	654,268	556,666
MASTR Adjustable Rate Mortgages Trust Series 2003-6
2.76%, 12/25/33†	286,962	283,055

30	See Notes to Schedules of Investments.

	Par	Value
Merrill Lynch Mortgage Investors Trust Series 2004-1
2.68%, 12/25/34†	$352,399	$352,027
Merrill Lynch Mortgage Investors Trust Series 2006-1
2.64%, 02/25/36†	396,892	392,618
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4
5.20%, 12/12/49	280,600	280,461
Mill City Mortgage Loan Trust Series 2016-1
2.50%, 04/25/57 144A†	1,722,815	1,732,456
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12
3.82%, 10/15/46	1,500,000	1,629,550
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.04%, 04/15/48	2,000,000	2,098,623
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	1,655,000	1,663,024
Morgan Stanley Capital I Trust Series 2007-IQ13
5.41%, 03/15/44	1,090,000	1,098,460
Morgan Stanley Capital I Trust Series 2007-IQ14
5.67%, 04/15/49†	1,623,934	1,649,236
National RMBS Trust Series 2012-2
2.73%, 06/20/44(A)†	238,061	180,789
NCUA Guaranteed Notes Trust Series 2010-R3
1.08%, 12/08/20†	2,269,617	2,273,554
NCUA Guaranteed Notes Trust Series 2011-C1
1.05%, 03/09/21 STEP†	1,155,458	1,150,775
RFMSI Trust Series 2003-S9
6.50%, 03/25/32	11,887	12,246
Rochester Financing No. 1 PLC Series 1
1.97%, 07/16/46 STEP(U)†	283,796	369,347
Sequoia Mortgage Trust Series 2012-1
2.87%, 01/25/42†	312,970	315,096
Sequoia Mortgage Trust Series 2012-2
3.50%, 04/25/42†	25,310	25,268
Sequoia Mortgage Trust Series 2013-1
1.45%, 02/25/43†	427,149	414,907
Sequoia Mortgage Trust Series 2013-4
1.55%, 04/25/43†	558,869	541,135
Springleaf Mortgage Loan Trust Series 2013-1A
1.27%, 06/25/58 144A†	261,631	261,755
Springleaf Mortgage Loan Trust Series 2013-2A
1.78%, 12/25/65 144A†	237,321	236,242
STRIPs, Ltd. Series 2012-1A
1.50%, 12/25/44 144A	34,912	34,755
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10
3.10%, 08/25/34†	452,898	441,152
Structured Adjustable Rate Mortgage Loan Trust Series 2004-13
0.82%, 09/25/34†	111,723	96,665
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.78%, 07/19/35†	102,626	91,552
Structured Asset Mortgage Investments II Trust Series 2005-AR8
0.80%, 02/25/36†	523,758	429,372
TBW Mortgage-Backed Trust Series 2007-2
6.02%, 07/25/37 STEP	341,001	257,241
TORRENS Trust Series 2013-1
2.57%, 04/12/44(A)†	1,178,426	895,902
Towd Point Mortgage Trust Series 2016-3
2.25%, 08/25/55 144A†	1,053,530	1,053,051
UBS-Barclays Commercial Mortgage Trust Series 2012-C2
2.79%, 05/10/63 IO 144AΩ†	6,065,204	323,680
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.89%, 06/15/49†	798,815	811,880
Waldorf Astoria Boca Raton Trust Series 2016-BOCA
1.86%, 06/15/29 144A†	210,000	210,022
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.91%, 06/25/42†	15,200	14,592
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR8
2.70%, 08/25/33†	339,970	343,263
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2
0.00%, 01/25/45†	539,200	515,636
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5
0.00%, 06/25/46†	1,001,666	928,025
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19
1.25%, 01/25/47†	525,687	409,886
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.46%, 02/25/37†	408,008	366,249

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY5
2.40%, 05/25/37†	$458,990	$364,450
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7
2.58%, 07/25/37†	1,238,616	1,005,449
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5
1.35%, 05/25/47 IO†	201,493	12,172
Wells Fargo Commercial Mortgage Trust Series 2010-C1
3.35%, 11/15/43 144A	807,392	833,390
Wells Fargo Commercial Mortgage Trust Series 2014-TISH
3.27%, 01/15/27 144A†	790,000	764,068
Wells Fargo Mortgage-Backed Securities Trust Series 2004-EE
3.01%, 12/25/34†	275,536	277,468
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
3.05%, 08/25/33†	53,405	54,622
WFRBS Commercial Mortgage Trust Series 2012-C8
4.16%, 08/15/45 144AΩ†	3,046,980	235,838

Total Mortgage-Backed Securities (Cost $148,608,988)		145,342,308

MUNICIPAL BONDS — 1.4%
California Earthquake Authority, Revenue Bond
1.82%, 07/01/17	480,000	482,640
2.81%, 07/01/19	1,300,000	1,330,654
Energy Northwest, Columbia Generating Station, Revenue Bond Series 2014-B
1.79%, 07/01/18	400,000	406,580
North Texas Higher Education Authority, Inc. Series 2011-1
1.75%, 04/01/40†	2,403,665	2,392,296
State of California, General Obligation, Series B
1.13%, 12/01/31†	3,000,000	3,000,000
State of Texas, General Obligation, Series C-2
0.92%, 06/01/19†	3,300,000	3,303,069
University of California, Revenue Bond, Series Y-1
1.02%, 07/01/41†	1,100,000	1,100,165
University of California, Revenue Bond, Series Y-2
1.02%, 07/01/41†	1,000,000	1,000,130

Total Municipal Bonds (Cost $12,966,904)		13,015,534

	Notional
	Amount
PURCHASED OPTIONS — 0.0%
Call Swaption — 0.0%
3-Month LIBOR, Strike Price
0.95%, Expires
12/22/16 (BNP)	$1,560,000,000	16,787

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
1.30%, Expires
11/30/16 (GSC)	1,710,000,000	50,327
3-Month LIBOR, Strike Price
1.40%, Expires
12/22/16 (GSC)	1,600,000,000	42,757

		93,084

Total Purchased Options (Cost $178,732)		109,871

	Par
U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/18Δ	3,900,000	4,105,607
0.13%, 04/15/20	18,800,000	19,702,929
0.63%, 01/15/26Δ	1,500,000	1,598,680

		25,407,216

U.S. Treasury Notes
0.88%, 07/15/17	1,000,000	1,002,070
0.63%, 07/31/17	3,000,000	3,000,294
0.88%, 08/15/17	12,065,000	12,089,974
0.63%, 09/30/17	10,600,000	10,596,481
1.00%, 02/15/18	14,814,000	14,872,441
0.75%, 02/28/18Δ	2,954,000	2,955,270
0.88%, 05/31/18Δ	13,829,000	13,859,521
0.63%, 06/30/18	5,000,000	4,989,260
1.00%, 08/15/18	15,000,000	15,065,325
1.00%, 09/15/18‡‡	5,740,000	5,763,769
0.75%, 09/30/18	2,895,000	2,894,210
1.00%, 03/15/19Δ	10,540,000	10,581,580
0.88%, 06/15/19Δ	4,930,000	4,931,928
0.75%, 07/15/19Δ	16,520,000	16,468,375
0.75%, 08/15/19Δ	9,035,000	9,004,471
0.88%, 09/15/19	4,365,000	4,365,000
1.13%, 08/31/21	6,400,000	6,394,253
2.25%, 11/15/25	1,700,000	1,794,894

		140,629,116

Total U.S. Treasury Obligations (Cost $165,815,734)		166,036,332

	Shares
MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund (Investor Class)¥	33,130,582	33,130,582
Northern Institutional Liquid Assets Portfolio§	24,132,079	24,132,079

Total Money Market Funds (Cost $57,262,661)		57,262,661

32	See Notes to Schedules of Investments.

	Par	Value
REPURCHASE AGREEMENTS — 1.7%
Barclays Capital, Inc.
0.75% (dated 09/29/16, due 10/03/16, repurchase price $6,000,375, collateralized by U.S. Treasury Note, 1.375%, due 05/31/20, total market value $6,113,062)	6,000,000	$6,000,000
0.53% (dated 09/30/16, due 10/04/16, repurchase price $9,900,146, collateralized by U.S. Treasury Note, 1.625%, due 06/30/20, total market value $10,098,835)	9,900,000	9,900,000

Total Repurchase Agreements (Cost $15,900,000)		15,900,000

TOTAL INVESTMENTS — 105.8% (Cost $988,318,792)		989,212,180

	Notional
	Amount
WRITTEN OPTIONS — 0.0%
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price	$(3,910,000,000)	(12,950)
1.35%, Expires
12/22/16 (GSC)
3-Month LIBOR, Strike Price	(3,420,000,000)	(33,691)
1.48%, Expires
11/30/16 (GSC)
3-Month LIBOR, Strike Price	(3,200,000,000)	(36,307)
1.57%, Expires
12/22/16 (GSC)

		(82,948)

Total Written Options (Premiums received $(180,626))		(82,948)

	Par
SECURITIES SOLD SHORT — (1.9)%
U.S. Treasury Notes
1.13%, 08/31/21	(14,400,000)	(14,387,069)
2.25%, 11/15/25	(3,200,000)	(3,378,624)

Total Securities Sold Short (Proceeds $(17,806,919))		(17,765,693)

Liabilities in Excess of Other Assets — (3.9)%		(36,864,716)

NET ASSETS — 100.0%		$934,498,823

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2016:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG26 Index	(1.00)%	06/20/21	ICE	USD	15,700,000	$(230,028)	$(185,814)	$(44,214)
Dow Jones CDX.NA.IG26 Index	(1.00)%	06/20/21	ICE	USD	5,187,000	(90,270)	(62,123)	(28,147)
Dow Jones CDX.NA.IG26 Index	(5.00)%	06/20/21	CME	USD	2,914,000	(153,804)	(137,439)	(16,365)
Dow Jones CDX.NA.IG26 Index	(1.00)%	06/20/21	CME	USD	2,882,000	(41,873)	(40,482)	(1,391)

						$(515,975)	$(425,858)	$(90,117)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR	(1.25)%	06/15/18	CME	USD	121,000,000	$(971,959)	$164,249	$(1,136,208)
3-Month LIBOR	(2.00)%	06/15/21	CME	USD	19,900,000	(864,944)	(769,258)	(95,686)

						$(1,836,903)	$(605,009)	$(1,231,894)

Total Swap agreements outstanding at September 30, 2016						$(2,352,878)	$(1,030,867)	$(1,322,011)

34	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$24,336,640	$—	$24,336,640	$—
Asset-Backed Securities	129,103,086	—	84,757,746	44,345,340
Certificates of Deposit	14,435,949	—	14,435,949	—
Commercial Paper	1,780,947	—	1,780,947	—
Corporate Bonds	271,435,311	—	271,435,311	—
Foreign Bonds:
Australia	14,589,257	—	14,589,257	—
Austria	1,888,099	—	1,888,099	—
Bermuda	1,578,973	—	1,578,973	—
Brazil	1,007,736	—	1,007,736	—
Canada	9,415,577	—	9,415,577	—
Cayman Islands	1,923,292	—	1,923,292	—
Chile	522,972	—	522,972	—
Denmark	27,563,068	—	27,563,068	—
France	16,805,942	—	16,805,942	—
Germany	2,039,669	—	2,039,669	—
Guernsey	2,005,254	—	2,005,254	—
Ireland	6,290,717	—	6,290,717	—
Italy	701,021	—	701,021	—
Japan	7,983,887	—	7,983,887	—
Jersey	922,668	—	922,668	—
Luxembourg	1,250,995	—	1,250,995	—
Mexico	2,557,793	—	2,557,793	—
Netherlands	8,390,896	—	8,390,896	—
New Zealand	2,011,716	—	2,011,716	—
Panama	280,651	—	280,651	—
Singapore	203,416	—	203,416	—
South Korea	18,648,179	—	18,648,179	—
Sweden	832,625	—	832,625	—
Switzerland	3,603,506	—	3,603,506	—
United Kingdom	13,459,070	—	13,459,070	—
Virgin Islands (British)	3,976,562	—	3,976,562	—
Money Market Funds	57,262,661	57,262,661	—	—
Mortgage-Backed Securities	145,342,308	—	144,048,132	1,294,176
Municipal Bonds	13,015,534	—	10,015,534	3,000,000
Purchased Options	109,871	—	109,871	—
Repurchase Agreements	15,900,000	—	15,900,000	—
U.S. Treasury Obligations	166,036,332	—	166,036,332	—

Total Assets - Investments in Securities	$989,212,180	$57,262,661	$883,310,003	$48,639,516

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Securities Sold Short	$(17,765,693)	$—	$(17,765,693)	$—
Written Options	(82,948)	—	(82,948)	—

Total Liabilities—Investments in Securities	$(17,848,641)	$—	$(17,848,641)	$—

Other Financial Instruments***
Swap Agreements	$(2,352,878)	$—	$(2,066,931)	$(285,947)
Forward Foreign Currency Contracts	(74,606)	—	(74,606)	—
Futures Contracts	(62,178)	(62,178)	—	—

Total Liabilities—Other Financial Instruments	$(2,489,662)	$(62,178)	$(2,141,537)	$(285,947)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, foreign bonds, mortgage-backed securities, municipal bonds and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Foreign Bonds	Mortgage-Backed Securities	Municipal Bonds	Swap Agreements
Balance, 12/31/15	$46,369,508	$38,465,686	$296,500	$7,607,322	$—	$—
Accrued discounts/premiums	3,009	7,354	(15)	(4,330)	—	—
Realized gain (loss)	(325,637)	(28,139)	(36,661)	(167,561)	—	(93,276)
Change in unrealized appreciation (depreciation)	(7,906,035)	359,641	49,375	146,714	—	(8,461,765)
Purchases	60,474,862	17,789,065	—	—	3,000,000	39,685,797
Sales	(42,331,440)	(5,964,826)	(89,731)	(4,860,180)	—	(31,416,703)
Transfers in to Level 3	—	—	—	—	—	—
Transfers out of Level 3(1)	(4,820,692)	(3,705,322)	(219,468)	(895,902)	—	—
Maturities	—	—	—	—	—	—
Paydowns	(3,110,006)	(2,578,119)	—	(531,887)	—	—

Balance, 09/30/16	$48,353,569	$44,345,340	$—	$1,294,176	$3,000,000	$(285,947)

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

36	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Bank
0.88%, 05/24/17	$20,000	$20,046
3.38%, 12/08/23	200,000	224,052
Federal Home Loan Bank Discount Notes
0.24%, 11/25/16	100,000	99,965
Federal National Mortgage Association
1.36%, 10/09/19Ω	3,350,000	3,217,042
2.63%, 09/06/24	1,000,000	1,072,019
1.88%, 09/24/26	1,500,000	1,494,505
6.25%, 05/15/29	500,000	722,940
6.63%, 11/15/30	1,170,000	1,781,859
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,109,968
5.25%, 09/15/39	230,000	318,648
4.63%, 09/15/60	200,000	254,304

Total Agency Obligations (Cost $9,559,501)		10,315,348

ASSET-BACKED SECURITIES — 5.0%
AmeriCredit Automobile Receivables Series 2016-1
1.52%, 06/10/19	676,981	678,593
AUTO ABS Series 2012-3
0.60%, 09/27/24(E)	405,237	457,591
Avis Budget Rental Car Funding AESOP LLC Series 2014-2A
2.50%, 02/20/21 144A	550,000	555,599
Bayview Financial Mortgage Pass-Through Trust Series 2004-A
0.97%, 02/28/44†	4,769	4,767
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1
6.00%, 10/25/36	1,385,989	1,042,962
6.50%, 10/25/36	2,344,005	1,800,619
Capital One Multi-Asset Execution Trust Series 2016-A1
0.97%, 02/15/22†	800,000	804,897
Chapel BV Series 2007
0.07%, 07/17/66(E)†	800,190	883,069
Community Funding CLO, Ltd. Series 2015-1A
5.75%, 11/01/27+ STEP 144A@	860,000	843,393
CWHEQ Revolving Home Equity Loan Trust Series 2005-F
0.76%, 12/15/35†	204,818	192,034
CWHEQ Revolving Home Equity Loan Trust Series 2006-E
0.66%, 07/15/36†	361,166	314,211
ECMC Group Student Loan Trust Series 2016-1A
1.86%, 07/26/66 144A†	1,050,000	1,049,983
Edsouth Indenture No. 7 LLC Series 2014-3
1.12%, 02/25/36 144A†	1,048,745	1,020,041
Education Funding Capital Trust IV Series 2004-1
1.85%, 06/15/43†	700,000	645,702
EMC Mortgage Loan Trust Series 2003-B
1.08%, 11/25/41 144A†	17,956	17,121
Financial Asset Securities Corporation AAA Trust Series 2005-1A
0.93%, 02/27/35 144A†	932,090	827,201
Ford Credit Floorplan Master Owner Trust A Series 2015-4
1.12%, 08/15/20†	500,000	502,466
Fremont Home Loan Trust Series 2005-E
0.77%, 01/25/36†	688,993	686,978
GMACM Home Equity Loan Trust Series 2007-HE3
6.77%, 09/25/37†	100,381	102,920
6.99%, 09/25/37†	41,482	40,370
Goal Capital Funding Trust Series 2007-1
0.95%, 09/25/28†	258,472	256,706
Golden Credit Card Trust Series 2016-5A
1.60%, 09/15/21 144A	900,000	899,747
GSAMP Trust Series 2007-HS1
1.38%, 02/25/47†	725,026	718,270
Hertz Vehicle Financing II LP Series 2015-1A
2.73%, 03/25/21 144A	350,000	354,687
3.52%, 03/25/21 144A	500,000	506,310
Invitation Homes Trust Series 2015-SFR2
2.83%, 06/17/32 144A†	250,000	251,342
JGWPT XXXIII LLC Series 2014-3A
3.50%, 06/15/77 144A	410,669	405,825
Mississippi Higher Education Assistance Corporation Series 2014-1
1.20%, 10/25/35†	704,382	683,268
Navient Student Loan Trust Series 2016-5A
1.78%, 06/25/65 144A†	2,271,281	2,271,288
Nelnet Student Loan Trust Series 2006-2
0.82%, 01/25/30†	1,469,557	1,453,509
New Century Home Equity Loan Trust Series 2005-3
1.00%, 07/25/35†	99,575	99,526
Nissan Auto Receivables Owner Trust Series 2016-B
0.63%, 05/15/17	705,947	705,947
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2
1.78%, 10/01/35†	390,067	392,137

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Park Place Securities, Inc. Asset-Backed Pass-Through Trust Certificates Series 2005-WCH1
1.36%, 01/25/36†	$100,000	$98,753
Penarth Master Issuer PLC Series 2015-2A
0.93%, 05/18/19 144A†	1,700,000	1,698,399
PHEAA Student Loan Trust Series 2016-1A
1.73%, 09/25/65 144A†	1,000,000	999,991
RAMP Trust Series 2005-EFC6
0.96%, 11/25/35†	1,900,000	1,734,337
Saxon Asset Securities Trust Series 2004-1
1.32%, 03/25/35†	662,266	607,146
SBA Small Business Investment Cos. Series 2016-10A
2.51%, 03/10/26	519,295	533,918
Scholar Funding Trust Series 2010-A
1.49%, 10/28/41 144A†	367,182	352,041
SCLP Series 2015-1
3.28%, 09/15/23+@	1,533,599	1,513,217
SLC Student Loan Trust Series 2005-3
0.97%, 06/15/29†	900,000	867,909
SLM Private Education Loan Trust Series 2010-A
3.77%, 05/16/44 144A†	584,169	610,173
SLM Student Loan EDC Repackaging Trust Series 2013-M1
3.50%, 10/28/29 144A	243,910	239,541
SLM Student Loan Trust Series 2003-11
1.60%, 12/15/25 144A†	400,000	393,263
SLM Student Loan Trust Series 2005-4
0.84%, 01/25/27†	204,812	200,954
SLM Student Loan Trust Series 2005-5
0.86%, 10/25/28†	900,000	858,554
SLM Student Loan Trust Series 2006-2
0.83%, 07/25/25†	1,289,410	1,284,413
SLM Student Loan Trust Series 2007-5
0.83%, 01/26/43†	1,020,000	901,734
SLM Student Loan Trust Series 2007-7
1.47%, 10/27/70†	400,000	321,356
SLM Student Loan Trust Series 2008-2
1.47%, 04/25/23†	193,731	188,706
SLM Student Loan Trust Series 2008-4
2.37%, 07/25/22†	546,523	548,163
SLM Student Loan Trust Series 2008-5
2.42%, 07/25/23†	922,017	927,181
SLM Student Loan Trust Series 2008-9
2.22%, 04/25/23†	2,838,888	2,845,152
Soundview Home Loan Trust Series 2006-OPT2
0.70%, 05/25/36†	912,013	872,353
SPS Servicer Advance Receivables Trust Series 2015-T2
2.62%, 01/15/47 144A	950,000	950,410
Utah State Board of Regents Series 2015-1
1.12%, 02/25/43†	771,408	754,152
VOLT XLI LLC Series 2016-NPL1
4.25%, 02/26/46 STEP 144A	1,172,551	1,183,183
Washington Mutual Asset-Backed Certificates Trust Series 2006-HE1
0.70%, 04/25/36†	308,779	304,011

Total Asset-Backed Securities (Cost $43,897,415)		43,258,089

CERTIFICATES OF DEPOSIT — 1.1%
Credit Suisse AG
1.65%, 09/12/17†	1,100,000	1,101,363
Mitsubishi UFJ Trust & Banking Corporation
1.58%, 09/19/17†	1,100,000	1,099,809
Natixis SA
1.55%, 09/25/17†	1,800,000	1,804,210
Sumitomo Mitsui Banking Corporation
1.55%, 09/15/17†	2,300,000	2,301,058
Sumitomo Mitsui Trust Bank Ltd.
1.58%, 09/18/17†	2,900,000	2,892,700

Total Certificates of Deposit (Cost $9,200,000)		9,199,140

CORPORATE BONDS — 22.0%
21st Century Fox America, Inc.
3.70%, 09/15/24Δ	525,000	568,018
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	45,815
AbbVie, Inc.
1.75%, 11/06/17	280,000	280,995
2.50%, 05/14/20	425,000	433,641
2.30%, 05/14/21	200,000	201,953
2.85%, 05/14/23Δ	1,650,000	1,677,540
3.60%, 05/14/25Δ	140,000	146,601
3.20%, 05/14/26	600,000	608,636
AES Corporation
4.88%, 05/15/23Δ	80,000	81,600
5.50%, 03/15/24Δ	100,000	104,562
Aetna, Inc.
2.40%, 06/15/21	420,000	425,325
2.80%, 06/15/23	225,000	230,098
3.20%, 06/15/26Δ	330,000	336,201
Amazon.com, Inc.
3.30%, 12/05/21	525,000	563,601
4.95%, 12/05/44Δ	220,000	269,185

38	See Notes to Schedules of Investments.

	Par	Value
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	$100,000	$106,250
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	550,089
American International Group, Inc.
2.30%, 07/16/19Δ	200,000	203,806
3.75%, 07/10/25Δ	430,000	451,826
4.50%, 07/16/44	25,000	25,567
6.25%, 03/15/87†	278,000	293,985
American Tower Corporation REIT
3.40%, 02/15/19	200,000	207,927
3.30%, 02/15/21	150,000	156,964
3.38%, 10/15/26	1,500,000	1,523,578
Amgen, Inc.
3.63%, 05/22/24Δ	50,000	53,663
4.66%, 06/15/51 144A	34,000	36,499
Anadarko Petroleum Corporation
6.38%, 09/15/17Δ	2,000	2,086
4.85%, 03/15/21Δ	290,000	311,627
3.45%, 07/15/24	95,000	93,867
6.45%, 09/15/36	280,000	328,095
Antero Resources Corporation
5.63%, 06/01/23Δ	425,000	435,094
Anthem, Inc.
5.88%, 06/15/17Δ	720,000	742,706
Apache Corporation
3.25%, 04/15/22	50,000	51,369
2.63%, 01/15/23	75,000	73,941
5.10%, 09/01/40	60,000	62,449
4.25%, 01/15/44Δ	670,000	653,442
Apple, Inc.
2.45%, 08/04/26	420,000	420,947
AT&T, Inc.
4.45%, 05/15/21Δ	80,000	88,061
3.00%, 02/15/22Δ	170,000	175,748
4.45%, 04/01/24Δ	125,000	137,608
3.95%, 01/15/25Δ	125,000	132,917
3.40%, 05/15/25	1,680,000	1,729,179
4.35%, 06/15/45Δ	100,000	98,905
4.50%, 03/09/48 144A	190,000	191,803
Bank of America Corporation
3.88%, 03/22/17	130,000	131,517
5.70%, 05/02/17Δ	1,100,000	1,125,939
5.75%, 12/01/17	1,890,000	1,980,792
6.88%, 04/25/18	1,400,000	1,510,965
5.65%, 05/01/18Δ	700,000	742,818
2.60%, 01/15/19Δ	320,000	326,426
5.63%, 07/01/20	50,000	56,176
5.88%, 01/05/21	150,000	172,193
5.00%, 05/13/21	320,000	358,096
3.30%, 01/11/23	120,000	124,396
4.00%, 04/01/24Δ	420,000	453,332
4.20%, 08/26/24Δ	390,000	413,683
4.00%, 01/22/25	440,000	456,814
3.88%, 08/01/25Δ	330,000	353,206
3.50%, 04/19/26Δ	340,000	354,048
4.25%, 10/22/26	440,000	467,771
5.00%, 01/21/44	680,000	803,705
6.25%, 09/29/49†Δ	300,000	312,780
6.50%, 10/29/49†	150,000	162,656
Barrick North America Finance LLC
4.40%, 05/30/21	570,000	625,043
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,257,086
Becton, Dickinson and Co.
2.68%, 12/15/19	400,000	413,400
3.73%, 12/15/24	370,000	401,963
4.69%, 12/15/44	120,000	137,416
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	70,000	96,571
Boeing Capital Corporation
4.70%, 10/27/19	230,000	253,376
Boeing Co.
4.88%, 02/15/20Δ	50,000	56,056
6.63%, 02/15/38	210,000	304,031
Capital One Financial Corporation
4.20%, 10/29/25Δ	350,000	365,835
Catholic Health Initiatives
4.35%, 11/01/42	40,000	39,811
CCO Holdings LLC
5.88%, 04/01/24 144AΔ	40,000	42,776
CE Generation LLC
7.42%, 12/15/18	365,580	343,188
Celgene Corporation
3.55%, 08/15/22Δ	170,000	180,861
3.88%, 08/15/25	280,000	299,929
5.00%, 08/15/45	250,000	282,599
Centene Corporation
5.63%, 02/15/21 144A	110,000	116,875
4.75%, 05/15/22	20,000	20,750
6.13%, 02/15/24	90,000	97,875
Charter Communications Operating LLC
3.58%, 07/23/20 144A	75,000	78,458
4.91%, 07/23/25 144A	2,155,000	2,380,915
6.38%, 10/23/35 144A	60,000	70,870
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	160,000	147,600
Chevron Corporation
2.95%, 05/16/26	450,000	465,553
CHS/Community Health Systems, Inc.
8.00%, 11/15/19Δ	100,000	98,500
Chubb Corporation
6.38%, 03/29/67†	400,000	381,040
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	92,393
3.35%, 05/03/26	120,000	128,646
Cisco Systems, Inc.
2.20%, 02/28/21	300,000	307,147
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,122,000
5.50%, 02/15/19 144A	190,000	201,638
Citigroup, Inc.
1.76%, 06/07/19†Δ	700,000	704,101
1.95%, 08/02/21†Δ	1,300,000	1,307,337
3.50%, 05/15/23	220,000	226,348
4.40%, 06/10/25Δ	450,000	477,318
5.50%, 09/13/25Δ	290,000	331,321
4.30%, 11/20/26Δ	1,600,000	1,681,512
4.45%, 09/29/27	390,000	409,013

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.63%, 06/15/32Δ	$50,000	$62,036
8.13%, 07/15/39	20,000	31,543
6.68%, 09/13/43	10,000	13,205
4.65%, 07/30/45	820,000	929,337
5.35%, 04/29/49†Δ	180,000	178,110
8.40%, 04/29/49†	300,000	330,375
5.95%, 07/29/49†Δ	170,000	176,321
5.80%, 11/29/49†Δ	1,000,000	1,009,857
5.88%, 12/29/49†Δ	175,000	176,986
5.95%, 12/29/49†Δ	690,000	704,732
6.25%, 12/29/49†	275,000	296,312
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	783,198
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,339,554
3.38%, 08/15/25Δ	400,000	430,338
6.40%, 03/01/40Δ	120,000	168,594
Compass Bank
5.50%, 04/01/20	300,000	321,875
Concho Resources, Inc.
5.50%, 10/01/22Δ	60,000	62,550
5.50%, 04/01/23Δ	60,000	62,175
ConocoPhillips Co.
3.35%, 11/15/24Δ	255,000	261,522
4.95%, 03/15/26Δ	175,000	197,624
4.15%, 11/15/34	175,000	175,203
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	220,000	280,384
Continental Airlines 1998-1 Class A Pass-Through Trust
6.65%, 03/15/19	44,303	45,076
Crown Castle International Corporation REIT
2.25%, 09/01/21	125,000	125,043
5.25%, 01/15/23	525,000	596,447
Crown Castle Towers LLC
4.88%, 08/15/40 144A	1,900,000	2,078,519
CSEMC 2015-3GNA A1
3.07%, 03/09/17+@	1,008,518	1,290,844
CSEMC 2015-3GNA A2
4.33%, 03/09/17+@	375,723	480,903
CVS Health Corporation
2.75%, 12/01/22	210,000	216,512
4.00%, 12/05/23	400,000	441,249
3.88%, 07/20/25	133,000	145,051
2.88%, 06/01/26	775,000	788,098
5.13%, 07/20/45	150,000	184,292
CVS Pass-Through Trust
6.94%, 01/10/30	686,057	837,483
DDR Corporation REIT
4.63%, 07/15/22	400,000	434,552
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.82%, 02/10/24	263,701	312,156
Depository Trust & Clearing Corporation
4.88%, 12/29/49 144A†	750,000	776,098
Devon Energy Corporation
3.25%, 05/15/22	220,000	218,705
5.85%, 12/15/25	250,000	281,842
5.60%, 07/15/41	360,000	364,442
4.75%, 05/15/42	205,000	191,795
5.00%, 06/15/45Δ	400,000	390,594
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	74,502
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	560,000	576,308
4.42%, 06/15/21 144AΔ	1,860,000	1,945,947
Digital Realty Trust LP REIT
3.40%, 10/01/20	900,000	938,798
Discover Financial Services
3.75%, 03/04/25	450,000	456,183
DISH DBS Corporation
5.88%, 07/15/22Δ	360,000	370,883
5.88%, 11/15/24Δ	170,000	168,512
7.75%, 07/01/26 144A	550,000	585,750
Dollar Tree, Inc.
5.75%, 03/01/23Δ	240,000	258,312
Duke Energy Corporation
3.75%, 04/15/24	200,000	216,322
Eaton Corporation
1.50%, 11/02/17Δ	120,000	120,330
2.75%, 11/02/22	710,000	734,981
4.15%, 11/02/42	200,000	214,396
Ecolab, Inc.
3.00%, 12/08/16Δ	275,000	275,981
4.35%, 12/08/21	100,000	112,402
5.50%, 12/08/41Δ	175,000	219,174
Education Realty Operating Partnership LP REIT
4.60%, 12/01/24	325,000	339,315
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	774,106
Energy Transfer Partners LP
4.65%, 06/01/21Δ	500,000	531,668
5.20%, 02/01/22Δ	500,000	542,541
3.60%, 02/01/23Δ	75,000	73,915
4.75%, 01/15/26Δ	25,000	25,876
Entergy Louisiana LLC
5.40%, 11/01/24Δ	1,200,000	1,453,693
Enterprise Products Operating LLC
5.70%, 02/15/42Δ	60,000	68,246
4.46%, 08/01/66†	650,000	613,503
EOG Resources, Inc.
4.15%, 01/15/26Δ	140,000	153,200
EP Energy LLC
6.38%, 06/15/23	160,000	96,400
ERP Operating LP REIT
4.63%, 12/15/21Δ	150,000	168,590
Exelon Corporation
5.63%, 06/15/35	415,000	497,388
Exxon Mobil Corporation
3.04%, 03/01/26	300,000	314,861
4.11%, 03/01/46	90,000	100,866
Fidelity National Information Services, Inc.
3.63%, 10/15/20	475,000	504,283
3.00%, 08/15/26	275,000	272,876
First Data Corporation
6.75%, 11/01/20 144A	490,000	507,244
5.38%, 08/15/23 144AΔ	70,000	72,275
5.00%, 01/15/24 144A	150,000	152,813
FirstEnergy Corporation
2.75%, 03/15/18	120,000	121,437
4.25%, 03/15/23	490,000	520,315

40	See Notes to Schedules of Investments.

	Par	Value
7.38%, 11/15/31	$770,000	$1,002,866
Fiserv, Inc.
2.70%, 06/01/20	350,000	361,197
Florida Power & Light Co.
3.80%, 12/15/42	425,000	460,196
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,300,000	1,318,470
5.00%, 05/15/18	225,000	236,264
2.94%, 01/08/19Δ	600,000	614,852
2.46%, 03/27/20Δ	800,000	808,134
5.75%, 02/01/21	200,000	225,597
3.34%, 03/18/21Δ	250,000	257,474
5.88%, 08/02/21	575,000	657,067
Freeport-McMoRan, Inc.
4.00%, 11/14/21Δ	260,000	247,325
5.45%, 03/15/43	120,000	96,900
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	46,000	47,438
6.88%, 02/15/23Δ	12,000	12,495
General Electric Co.
8.50%, 04/06/18(M)	2,000,000	107,222
6.00%, 08/07/19	301,000	340,246
4.38%, 09/16/20Δ	198,000	219,499
5.30%, 02/11/21	104,000	119,235
4.65%, 10/17/21Δ	140,000	159,613
3.15%, 09/07/22	230,000	244,710
5.88%, 01/14/38	72,000	96,623
6.88%, 01/10/39	60,000	90,559
4.50%, 03/11/44	100,000	115,409
General Motors Co.
6.25%, 10/02/43Δ	110,000	130,284
General Motors Financial Co., Inc.
3.25%, 05/15/18Δ	280,000	285,062
3.50%, 07/10/19Δ	625,000	644,298
3.20%, 07/13/20Δ	1,000,000	1,024,837
4.38%, 09/25/21	400,000	427,698
3.45%, 04/10/22	40,000	40,622
4.25%, 05/15/23Δ	40,000	41,645
Gilead Sciences, Inc.
3.70%, 04/01/24Δ	340,000	366,368
3.65%, 03/01/26Δ	260,000	280,172
4.50%, 02/01/45	90,000	96,341
4.75%, 03/01/46	290,000	324,888
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	406,317
Glencore Funding LLC
2.50%, 01/15/19 144A	25,000	25,065
2.88%, 04/16/20 144A	690,000	685,050
Goldman Sachs Capital II
4.00%, 12/29/49†Δ	3,000	2,452
Goldman Sachs Group, Inc.
5.95%, 01/18/18Δ	1,000,000	1,055,365
1.92%, 11/15/18†	3,800,000	3,831,856
5.38%, 03/15/20	200,000	221,643
6.00%, 06/15/20Δ	540,000	614,693
5.25%, 07/27/21	560,000	632,898
3.85%, 07/08/24Δ	150,000	159,521
4.25%, 10/21/25Δ	230,000	242,506
6.75%, 10/01/37	440,000	561,986
6.25%, 02/01/41	750,000	984,111
5.15%, 05/22/45	270,000	295,582
4.75%, 10/21/45	230,000	259,173
Goodyear Tire & Rubber Co.
5.13%, 11/15/23Δ	100,000	104,750
5.00%, 05/31/26	140,000	144,375
Halliburton Co.
3.80%, 11/15/25Δ	320,000	331,457
4.85%, 11/15/35	30,000	32,255
5.00%, 11/15/45	60,000	65,749
Harris Corporation
5.05%, 04/27/45	110,000	126,479
HCA, Inc.
7.69%, 06/15/25	250,000	282,228
HCP, Inc. REIT
6.00%, 01/30/17Δ	300,000	304,315
2.63%, 02/01/20Δ	300,000	304,540
HD Supply, Inc.
5.25%, 12/15/21 144A	200,000	212,250
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 144A	225,000	240,574
Hilton Worldwide Finance LLC
5.63%, 10/15/21Δ	220,000	226,616
HSBC USA, Inc.
1.56%, 08/07/18†	1,700,000	1,703,045
Humana, Inc.
7.20%, 06/15/18Δ	480,000	525,511
3.15%, 12/01/22	70,000	72,705
4.63%, 12/01/42	60,000	63,398
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	130,662
ILFC E-Capital Trust II
4.25%, 12/21/65 144A†	280,000	224,700
Intel Corporation
3.70%, 07/29/25Δ	605,000	671,944
4.90%, 07/29/45	70,000	83,702
International Lease Finance Corporation
8.88%, 09/01/17	100,000	106,125
7.13%, 09/01/18 144A	1,975,000	2,160,156
8.63%, 01/15/22	250,000	308,125
International Paper & Co.
3.00%, 02/15/27Δ	900,000	900,946
John Deere Capital Corporation
2.25%, 04/17/19Δ	160,000	163,746
1.70%, 01/15/20	80,000	80,258
JPMorgan Chase & Co.
1.27%, 04/25/18†	2,200,000	2,200,680
2.25%, 01/23/20Δ	1,700,000	1,723,135
4.40%, 07/22/20Δ	980,000	1,068,313
2.55%, 03/01/21Δ	300,000	305,692
2.40%, 06/07/21Δ	1,100,000	1,113,140
4.35%, 08/15/21	70,000	76,914
3.88%, 09/10/24Δ	860,000	906,933
4.95%, 06/01/45	400,000	449,132
5.30%, 12/29/49†Δ	1,450,000	1,473,563
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	349,156
7.88%, 09/15/31	280,000	348,149
Kimberly-Clark Corporation
3.70%, 06/01/43Δ	200,000	215,422
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	500,000	507,269
9.00%, 02/01/19Δ	700,000	802,710
3.95%, 09/01/22Δ	520,000	543,914

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	$900,000	$993,706
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	31,707
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	249,158
2.80%, 07/02/20	250,000	259,307
3.50%, 06/06/22	320,000	340,440
3.95%, 07/15/25	460,000	498,598
5.00%, 07/15/35	150,000	173,763
5.20%, 07/15/45	60,000	71,240
4.38%, 06/01/46	450,000	478,113
Kroger Co.
6.15%, 01/15/20	360,000	409,447
L Brands, Inc.
5.63%, 10/15/23	60,000	67,275
Laredo Petroleum, Inc.
6.25%, 03/15/23Δ	100,000	98,500
Lehman Escrow Bonds
0.00%, 01/18/12Ω#@	200,000	15,350
0.00%, 01/24/13Ω#@	2,300,000	176,525
0.00%, 07/19/17+Ω#	150,000	—
0.00%, 12/28/17+Ω#	3,340,000	—
0.00%, 11/30/49+Ω#	2,330,000	—
Lockheed Martin Corporation
3.10%, 01/15/23Δ	1,040,000	1,098,251
3.55%, 01/15/26Δ	310,000	335,633
4.50%, 05/15/36	50,000	57,086
M&T Bank Corporation
6.88%, 12/29/49	750,000	756,000
McDonald’s Corporation
3.70%, 01/30/26	240,000	258,703
Medtronic, Inc.
2.50%, 03/15/20	125,000	129,351
3.15%, 03/15/22Δ	300,000	319,225
3.50%, 03/15/25Δ	270,000	291,074
4.63%, 03/15/45	250,000	294,488
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	377,879
MetLife, Inc.
4.75%, 02/08/21	270,000	302,433
6.40%, 12/15/66	50,000	55,469
Microsoft Corporation
3.13%, 11/03/25Δ	450,000	479,244
2.40%, 08/08/26	760,000	761,617
3.45%, 08/08/36	10,000	10,208
Mondelez International, Inc.
4.00%, 02/01/24Δ	450,000	494,329
Moody’s Corporation
4.50%, 09/01/22	800,000	891,887
Morgan Stanley
1.13%, 10/18/16†	340,000	340,048
4.75%, 03/22/17	60,000	60,995
6.63%, 04/01/18	700,000	750,304
5.50%, 07/24/20	250,000	280,401
2.10%, 04/21/21†Δ	100,000	101,997
3.88%, 04/29/24Δ	275,000	294,593
3.70%, 10/23/24	450,000	475,649
5.55%, 12/29/49†Δ	375,000	383,438
MPLX LP
4.88%, 12/01/24 144A	230,000	238,284
4.88%, 06/01/25 144A	240,000	248,414
Navient Corporation
8.45%, 06/15/18	300,000	323,250
NBCUniversal Media LLC
2.88%, 01/15/23Δ	750,000	781,737
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	315,465
Netflix, Inc.
5.50%, 02/15/22	100,000	108,125
Newell Brands, Inc.
3.85%, 04/01/23Δ	200,000	213,193
4.20%, 04/01/26Δ	150,000	163,555
Newell Rubbermaid, Inc.
3.15%, 04/01/21	110,000	114,723
Noble Energy, Inc.
4.15%, 12/15/21Δ	620,000	659,989
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	300,000	389,044
NVIDIA Corporation
2.20%, 09/16/21Δ	200,000	200,839
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	105,030
2.70%, 02/15/23	20,000	20,413
3.40%, 04/15/26Δ	575,000	607,355
4.63%, 06/15/45	130,000	147,304
Oracle Corporation
1.20%, 10/15/17Δ	470,000	470,090
2.50%, 05/15/22	375,000	385,225
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	147,487
6.05%, 03/01/34Δ	570,000	762,331
5.80%, 03/01/37	210,000	277,140
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A	575,000	591,685
PepsiCo, Inc.
7.90%, 11/01/18	140,000	158,839
PetSmart, Inc.
7.13%, 03/15/23 144AΔ	50,000	52,500
Pioneer Natural Resources Co.
3.45%, 01/15/21Δ	275,000	286,241
PNC Preferred Funding Trust II
2.07%, 03/29/49 144A†	500,000	478,750
Priceline Group, Inc.
3.60%, 06/01/26	425,000	446,492
Pride International, Inc.
8.50%, 06/15/19Δ	400,000	435,500
6.88%, 08/15/20Δ	50,000	49,438
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,962,887
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,669,462
Progress Energy, Inc.
7.75%, 03/01/31	350,000	494,974
Puget Sound Energy, Inc.
6.97%, 06/01/67†	275,000	241,348
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	110,000	109,725
Range Resources Corporation
5.00%, 03/15/23 144AΔ	410,000	402,825
4.88%, 05/15/25Δ	10,000	9,650
Raytheon Co.
3.13%, 10/15/20Δ	200,000	212,271

42	See Notes to Schedules of Investments.

	Par	Value
Regency Energy Partners LP
5.88%, 03/01/22	$100,000	$110,391
4.50%, 11/01/23Δ	310,000	312,543
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	475,000	481,619
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	762,886
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	360,000	372,150
Roper Technologies, Inc.
2.05%, 10/01/18	375,000	379,148
3.00%, 12/15/20Δ	250,000	260,130
Sally Holdings LLC
5.63%, 12/01/25Δ	250,000	270,312
Santander Bank NA
2.00%, 01/12/18	450,000	450,168
Santander Holdings USA, Inc.
2.70%, 05/24/19Δ	700,000	709,176
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	260,835
4.00%, 12/21/25 144A	190,000	206,950
Select Income REIT
2.85%, 02/01/18	75,000	75,468
3.60%, 02/01/20Δ	125,000	127,021
4.15%, 02/01/22	175,000	176,038
SESI LLC
7.13%, 12/15/21Δ	20,000	19,650
SM Energy Co.
5.00%, 01/15/24Δ	40,000	37,800
Southern Co.
2.35%, 07/01/21Δ	450,000	459,099
Southern Copper Corporation
5.25%, 11/08/42Δ	760,000	722,377
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	515,061
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	110,000	119,350
Spirit Airlines 2015-1 Pass-Through Trust A
4.10%, 10/01/29	1,500,000	1,531,875
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	88,600
Sprint Corporation
7.25%, 09/15/21	40,000	40,350
7.63%, 02/15/25Δ	690,000	686,550
State Street Corporation
4.96%, 03/15/18	480,000	501,284
Stryker Corporation
2.63%, 03/15/21Δ	125,000	128,983
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	104,036
Synchrony Financial
2.60%, 01/15/19Δ	300,000	303,695
3.00%, 08/15/19Δ	375,000	384,114
2.70%, 02/03/20Δ	200,000	202,663
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	735,596
4.90%, 09/15/44 144AΔ	435,000	490,419
Tenet Healthcare Corporation
8.13%, 04/01/22	50,000	50,250
6.75%, 06/15/23Δ	30,000	27,975
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	256,908
Thermo Fisher Scientific, Inc
3.60%, 08/15/21	160,000	170,353
3.00%, 04/15/23	325,000	333,320
3.65%, 12/15/25Δ	200,000	211,677
Time Warner Cable, Inc.
5.00%, 02/01/20Δ	100,000	108,483
4.13%, 02/15/21	400,000	424,982
7.30%, 07/01/38	100,000	128,348
5.88%, 11/15/40	210,000	233,978
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	11,132
3.88%, 01/15/26	100,000	108,520
7.70%, 05/01/32	610,000	869,562
6.10%, 07/15/40	140,000	176,537
6.25%, 03/29/41	40,000	51,707
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	532,422
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	520,540
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 144A	350,000	453,901
Tyson Foods, Inc.
5.15%, 08/15/44	60,000	70,945
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	39,755	40,727
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 04/07/30Δ	800,000	803,520
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	800,000	800,000
United Rentals North America, Inc.
5.50%, 07/15/25	180,000	184,275
United Technologies Corporation
4.50%, 06/01/42	120,000	139,319
UnitedHealth Group, Inc.
1.63%, 03/15/19Δ	170,000	171,071
3.75%, 07/15/25	270,000	296,839
4.63%, 07/15/35Δ	225,000	261,796
4.75%, 07/15/45	200,000	240,443
VEREIT Operating Partnership LP REIT
3.00%, 02/06/19Δ	500,000	508,060
4.13%, 06/01/21	200,000	207,500
4.88%, 06/01/26	100,000	106,000
Verizon Communications, Inc.
2.61%, 09/14/18†Δ	400,000	410,623
4.50%, 09/15/20	975,000	1,070,908
1.75%, 08/15/21	1,000,000	990,212
5.15%, 09/15/23	645,000	752,495
4.15%, 03/15/24Δ	750,000	829,153
2.63%, 08/15/26Δ	375,000	368,845
6.40%, 09/15/33	459,000	596,369
6.55%, 09/15/43Δ	739,000	1,002,836
4.86%, 08/21/46	90,000	101,222
4.67%, 03/15/55	147,000	155,342

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Visa, Inc.
3.15%, 12/14/25Δ	$600,000	$634,541
4.30%, 12/14/45	360,000	417,126
Voya Financial, Inc.
2.90%, 02/15/18	46,000	46,879
5.70%, 07/15/43	500,000	561,907
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	560,000	559,244
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	100,000	103,123
2.60%, 06/01/21Δ	200,000	204,894
3.45%, 06/01/26Δ	225,000	234,045
Waste Management, Inc.
3.50%, 05/15/24Δ	140,000	151,187
7.38%, 05/15/29	140,000	198,204
WEA Finance LLC REIT
3.75%, 09/17/24 144AΔ	400,000	421,152
Wells Fargo & Co.
2.60%, 07/22/20	800,000	816,674
4.60%, 04/01/21Δ	70,000	77,330
3.45%, 02/13/23	200,000	206,414
4.48%, 01/16/24	2,196,000	2,405,022
4.10%, 06/03/26Δ	440,000	467,375
4.30%, 07/22/27	790,000	852,524
5.38%, 11/02/43	190,000	221,082
4.65%, 11/04/44	90,000	94,903
4.90%, 11/17/45Δ	370,000	408,359
5.88%, 12/29/49†Δ	600,000	651,750
Wells Fargo Capital X
5.95%, 12/01/86	140,000	154,350
Welltower, Inc. REIT
4.25%, 04/01/26Δ	900,000	973,534
West Corporation
4.75%, 07/15/21 144AΔ	60,000	61,950
5.38%, 07/15/22 144A	250,000	245,938
Western Gas Partners LP
3.95%, 06/01/25	225,000	222,359
Westlake Chemical Corporation
4.63%, 02/15/21 144AΔ	210,000	219,975
4.88%, 05/15/23 144A	90,000	93,375
3.60%, 08/15/26 144AΔ	200,000	200,981
WestRock RKT Co.
3.50%, 03/01/20Δ	150,000	156,758
4.00%, 03/01/23	30,000	31,724
Whiting Petroleum Corporation
5.00%, 03/15/19Δ	60,000	58,350
5.75%, 03/15/21Δ	10,000	9,400
6.25%, 04/01/23Δ	230,000	211,025
Williams Cos., Inc.
7.50%, 01/15/31	10,000	11,450
7.75%, 06/15/31	25,000	28,688
8.75%, 03/15/32	451,000	561,495
5.75%, 06/24/44Δ	70,000	72,450
Williams Partners LP
4.00%, 11/15/21Δ	600,000	621,653
3.60%, 03/15/22Δ	500,000	509,294
4.88%, 05/15/23Δ	60,000	60,762
3.90%, 01/15/25	350,000	349,883
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	61,004
2.90%, 10/21/19 144A	230,000	238,134
WPX Energy, Inc.
6.00%, 01/15/22Δ	40,000	40,125
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	440,000	468,217

Total Corporate Bonds (Cost $179,869,303)		189,015,566

FOREIGN BONDS — 13.1%
Argentina — 0.1%
Argentine Republic Government International Bond
7.13%, 07/06/36 144A	460,000	488,290

Australia — 0.4%
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	880,000	942,351
2.88%, 02/24/22Δ	40,000	42,026
5.00%, 09/30/43	220,000	260,637
6.75%, 10/19/75 144A†Δ	360,000	408,600
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,326,970
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	54,785
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	180,000	209,700
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A@	275,000	316,996
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/21	10,000	10,826

		3,572,891

Austria — 0.0%
Sappi Papier Holding GmbH
7.75%, 07/15/17 144A@	225,000	230,625

Belgium — 0.1%
KBC Bank NV
8.00%, 01/25/23†	400,000	425,620

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	236,673
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	266,250
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	180,000	180,900

		683,823

Brazil — 0.6%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	3,249,000	1,017,601
0.00%, 01/01/21(B)Ω	5,800,000	1,749,320
0.00%, 01/01/23(B)Ω	2,779,000	822,724
Brazilian Government International Bond
5.63%, 01/07/41	750,000	750,000
5.63%, 02/21/47	600,000	594,000

		4,933,645

Canada — 0.3%
Bank of Nova Scotia
1.88%, 04/26/21	1,600,000	1,612,088

44	See Notes to Schedules of Investments.

	Par	Value
Barrick Gold Corporation
4.10%, 05/01/23Δ	$73,000	$78,838
Enbridge, Inc.
3.50%, 06/10/24Δ	150,000	149,256
Glencore Finance Canada, Ltd.
5.80%, 11/15/16 144A	70,000	70,247
2.70%, 10/25/17 144A	530,000	530,932
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	120,632

		2,561,993

Cayman Islands — 0.1%
Shelf Drilling Holdings, Ltd.
8.63%, 11/01/18 144A	20,000	16,000
Transocean, Inc.
6.80%, 12/15/16	130,000	130,772
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	591,000	577,407

		724,179

Chile — 0.2%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	257,193
Chile Government International Bond
3.63%, 10/30/42Δ	160,000	171,000
Corporation Nacional del Cobre de Chile
4.50%, 09/16/25 144A	400,000	422,902
Latam Airlines 2015-1 Pass-Through Trust A
4.20%, 08/15/29	870,551	855,316

		1,706,411

China — 0.2%
China Government Bond
3.38%, 11/21/24(Y)	2,500,000	382,987
3.39%, 05/21/25(Y)	2,000,000	306,969
3.31%, 11/30/25(Y)	6,000,000	916,322

		1,606,278

Colombia — 0.2%
Colombia Government International Bond
5.63%, 02/26/44Δ	700,000	813,750
Ecopetrol SA
5.88%, 05/28/45	720,000	664,056

		1,477,806

Denmark — 0.6%
Realkredit Danmark A/S
1.00%, 04/01/17(D)	36,400,000	5,530,522

Dominican Republic — 0.1%
Dominican Republic International Bond
10.38%, 03/04/22+(V)	800,000	17,540
14.50%, 02/10/23(V)	1,300,000	32,897
6.88%, 01/29/26 144AΔ	180,000	208,800
11.38%, 07/06/29+(V)	700,000	15,538
7.45%, 04/30/44 144AΔ	320,000	381,600

		656,375

France — 1.2%
BNP Paribas SA
2.38%, 09/14/17	270,000	272,128
BPCE SA
4.63%, 07/11/24 144A	400,000	408,984
4.50%, 03/15/25 144A	1,300,000	1,314,439
Credit Agricole SA
4.38%, 03/17/25 144A	510,000	522,397
8.38%, 10/29/49 144A†Δ	510,000	577,993
7.88%, 12/29/49 144A†	900,000	903,942
Dexia Credit Local SA
1.17%, 11/07/16 144A†Δ	3,200,000	3,201,203
SFR Group SA
6.25%, 05/15/24 144A	330,000	329,077
Societe Generale SA
4.25%, 04/14/25 144AΔ	1,400,000	1,399,919
Unibail-Rodamco SE REIT
1.45%, 04/16/19†	1,600,000	1,592,893

		10,522,975

Germany — 0.4%
Deutsche Bank AG
2.50%, 02/13/19	75,000	72,793
2.85%, 05/10/19Δ	1,600,000	1,566,533
KFW
1.13%, 08/06/18	1,800,000	1,804,707

		3,444,033

Greece — 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/17(E)	700,000	774,554
5.01%, 12/27/17(E)	100,000	108,263

		882,817

Guernsey — 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21 144AΔ	800,000	817,136
4.55%, 04/17/26 144A	890,000	936,295
4.88%, 05/15/45	350,000	371,148

		2,124,579

India — 0.1%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144AΔ	530,000	549,869

Indonesia — 0.1%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	628,175
5.38%, 10/17/23	200,000	231,024
4.75%, 01/08/26 144A	250,000	279,687
7.75%, 01/17/38	100,000	144,804

		1,283,690

Ireland — 0.5%
GE Capital International Funding Co.
2.34%, 11/15/20 144A	1,723,000	1,770,714
3.37%, 11/15/25 144A	597,000	646,728
4.42%, 11/15/35	229,000	257,533
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,500,000	1,500,306

		4,175,281

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	$1,200,000	$1,499,929
5.50%, 12/04/23	200,000	250,935
5.50%, 04/26/24	500,000	631,257

		2,382,121

Italy — 0.3%
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,075,000	1,076,567
3.88%, 01/16/18	600,000	612,000
5.02%, 06/26/24 144A	975,000	891,139

		2,579,706

Japan — 0.4%
Dai-ichi Life Insurance Co., Ltd.
4.00%, 12/29/49 144A†	575,000	579,312
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,297,547
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	257,566
3.85%, 03/01/26	200,000	217,186
Mizuho Financial Group, Inc.
2.63%, 04/12/21 144A	500,000	506,516
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	350,000	384,786

		3,242,913

Jersey — 0.3%
UBM PLC
5.75%, 11/03/20 144A	230,000	249,478
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/21 144A	1,500,000	1,542,226
2.34%, 02/01/22 144A†	500,000	507,105

		2,298,809

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,264,410

Luxembourg — 0.0%
Altice Financing SA
6.63%, 02/15/23 144AΔ	200,000	206,000
ArcelorMittal
7.25%, 02/25/22	50,000	57,000
8.00%, 10/15/39Δ	70,000	75,950

		338,950

Mexico — 1.2%
America Movil SAB de CV
5.63%, 11/15/17Δ	370,000	388,201
6.00%, 06/09/19(M)	3,030,000	155,096
5.00%, 03/30/20	240,000	264,173
Mexican Bonos
8.00%, 06/11/20(M)	3,840,600	213,640
6.50%, 06/10/21(M)	1,625,000	86,429
6.50%, 06/09/22(M)	22,995,700	1,226,268
8.00%, 12/07/23(M)	1,761,600	102,279
10.00%, 12/05/24(M)	25,130,000	1,639,692
7.50%, 06/03/27(M)	1,334,300	76,264
8.50%, 05/31/29(M)	964,000	59,532
7.75%, 11/13/42(M)	34,565,200	2,063,410
Mexico Government International Bond
4.75%, 03/08/44	710,000	737,512
5.55%, 01/21/45	1,140,000	1,325,250
Petroleos Mexicanos
5.50%, 02/04/19 144A	50,000	52,850
6.38%, 02/04/21	11,000	12,019
5.13%, 03/15/23(E)	110,000	138,401
4.50%, 01/23/26	130,000	126,399
6.88%, 08/04/26 144AΔ	200,000	225,500
6.88%, 08/04/26	481,000	543,530
6.63%, 06/15/35	159,000	162,633
5.50%, 06/27/44 144AΔ	170,000	146,557
5.50%, 06/27/44	11,000	9,591
6.38%, 01/23/45	580,000	556,800
6.75%, 09/21/47 144A	60,000	60,150
Trust F/1401 REIT
5.25%, 12/15/24 144A	200,000	208,500

		10,580,676

Morocco & Antilles — 0.1%
OCP SA
4.50%, 10/22/25 144A	450,000	457,576

Netherlands — 0.9%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	210,823
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	432,623
4.38%, 08/04/25Δ	370,000	391,169
11.00%, 12/29/49 144A†	487,000	591,705
Fiat Chrysler Automobiles NV
4.50%, 04/15/20Δ	200,000	206,000
ING Bank NV
5.80%, 09/25/23 144A	340,000	380,599
4.13%, 11/21/23†	600,000	616,105
Majapahit Holding BV
7.75%, 01/20/20Δ	240,000	276,600
NXP BV
4.63%, 06/01/23 144A	800,000	877,000
Petrobras Global Finance BV
4.88%, 03/17/20	20,000	20,100
5.38%, 01/27/21@Δ	1,230,000	1,219,545
8.38%, 05/23/21	90,000	98,550
6.25%, 03/17/24@Δ	380,000	370,500
6.85%, 06/05/15@Δ	350,000	297,850
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	133,569
Shell International Finance BV
4.38%, 03/25/20Δ	320,000	349,438
2.88%, 05/10/26Δ	410,000	416,650
4.13%, 05/11/35	120,000	128,966
4.38%, 05/11/45	230,000	248,885
4.00%, 05/10/46	70,000	71,797

		7,338,474

Peru — 0.1%
Peruvian Government International Bond
6.55%, 03/14/37	160,000	226,800

46	See Notes to Schedules of Investments.

	Par	Value
5.63%, 11/18/50Δ	$330,000	$437,250

		664,050

Poland — 0.5%
Poland Government Bond
2.00%, 04/25/21(P)	690,000	178,973
3.25%, 07/25/25(P)	9,610,000	2,594,187
2.50%, 07/25/26(P)	2,060,000	520,535
Poland Government International Bond
4.00%, 01/22/24	980,000	1,084,910

		4,378,605

Russia — 0.3%
Russian Federal Bond - OFZ
7.00%, 08/16/23(Q)	12,100,000	182,285
7.75%, 09/16/26(Q)	9,710,000	151,652
8.15%, 02/03/27(Q)	43,040,000	694,836
7.05%, 01/19/28(Q)	106,530,000	1,581,559

		2,610,332

South Korea — 0.2%
Export-Import Bank of Korea
5.00%, 04/11/22Δ	1,500,000	1,751,845

Spain — 0.1%
Telefonica Emisiones SA Unipersonal
6.22%, 07/03/17Δ	20,000	20,705
5.88%, 07/15/19Δ	70,000	77,788
5.46%, 02/16/21Δ	900,000	1,023,006

		1,121,499

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	398,273

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	713,229
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	909,329

		1,622,558

Switzerland — 0.2%
Credit Suisse AG
1.38%, 05/26/17	1,500,000	1,498,514
6.50%, 08/08/23 144A	225,000	244,687

		1,743,201

Turkey — 0.2%
Turkey Government International Bond
6.25%, 09/26/22	210,000	231,000
Turkish Airlines 2015-1 Class A Pass-Through Trust
4.20%, 09/15/28 144A	1,448,706	1,383,514

		1,614,514

United Kingdom — 2.0%
Bank of Scotland PLC
5.25%, 02/21/17 144A	100,000	101,663
Barclays Bank PLC
1.64%, 09/08/17†	2,900,000	2,909,608
6.05%, 12/04/17 144A	230,000	240,638
Barclays PLC
2.92%, 08/10/21†	1,600,000	1,634,662
6.50%, 12/29/49(E)†	800,000	841,506
BP Capital Markets PLC
3.56%, 11/01/21	30,000	32,231
3.51%, 03/17/25Δ	390,000	413,845
3.12%, 05/04/26	70,000	71,620
Centrica PLC
4.25%, 09/12/44(U)	200,000	345,818
Ensco PLC
4.70%, 03/15/21Δ	130,000	116,935
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	368,592
5.25%, 12/19/33(U)	100,000	194,940
Hammerson PLC REIT
3.50%, 10/27/25(U)Δ	100,000	143,534
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	220,938
HSBC Holdings PLC
3.40%, 03/08/21	610,000	631,287
2.35%, 01/05/22†	400,000	402,089
4.25%, 03/14/24Δ	240,000	247,952
4.25%, 08/18/25	420,000	431,975
4.30%, 03/08/26Δ	220,000	236,040
6.50%, 09/15/37	1,000,000	1,284,948
6.00%, 12/29/49(E)†	800,000	944,742
6.38%, 12/29/49†Δ	300,000	295,875
Lloyds Bank PLC
2.30%, 11/27/18	275,000	278,077
12.00%, 12/29/49 144A†	1,200,000	1,651,500
Lloyds Banking Group PLC
4.50%, 11/04/24Δ	240,000	248,907
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	190,977
3.88%, 09/12/23	500,000	492,737
6.00%, 12/19/23	110,000	114,811
5.13%, 05/28/24Δ	280,000	280,737
Santander UK PLC
5.00%, 11/07/23 144AΔ	350,000	365,945
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	200,000	391,469
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	726,229
Virgin Media Finance PLC
6.00%, 10/15/24 144A	600,000	623,256

		17,476,083

Virgin Islands (British) — 0.1%
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	831,193

Total Foreign Bonds (Cost $111,697,121)		112,277,490

FOREIGN GOVERNMENT
INFLATION-LINKED BOND — 0.1%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $989,808)	873,000	821,968

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
LOAN AGREEMENT — 0.0%
CHS/Community Health Systems, Inc. Term H Loan
4.00%, 01/27/21 (Cost $310,363)	$315,894	$309,892

MORTGAGE-BACKED SECURITIES — 39.8%
Alba PLC Series 2007-1
0.55%, 03/17/39(U)†	937,574	1,101,103
Alba PLC Series 2015-1
1.52%, 04/24/49(U)†	905,534	1,170,548
Alternative Loan Trust Series 2005-72
0.79%, 01/25/36†	354,328	291,426
Alternative Loan Trust Series 2006-OA11
0.72%, 09/25/46†	616,675	472,396
American Home Mortgage Assets Trust Series 2006-5
1.43%, 11/25/46†	918,270	482,398
American Home Mortgage Investment Trust Series 2005-2
2.75%, 09/25/45†	1,040,320	1,025,572
Banc of America Commercial Mortgage Trust Series 2007-2
5.80%, 04/10/49†	75,000	76,286
Banc of America Funding Trust Series 2005-D
3.00%, 05/25/35†	1,145,304	1,168,979
Banc of America Mortgage Trust Series 2004-F
3.16%, 07/25/34†	88,068	89,443
Banc of America Re-REMIC Trust Series 2010-UB5
5.68%, 02/17/51 144A†	70,150	70,656
Bayview Commercial Asset Trust Series 2004-3
0.90%, 01/25/35 144A†	505,402	463,508
BBCCRE Trust Series 2015-GTP
3.97%, 08/10/33 144A	1,600,000	1,739,713
4.71%, 08/10/33 144A†	1,700,000	1,580,418
BBCMS Trust Series 2015-RRI
1.67%, 05/15/32 144A†	1,625,786	1,625,770
BBCMS Trust Series 2015-STP
3.32%, 09/10/28 144A	1,600,000	1,651,190
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11
2.62%, 02/25/33†	10,081	10,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-2
2.81%, 05/25/34†	51,197	48,268
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
2.92%, 03/25/35†	386,347	387,808
Bear Stearns ALT-A Trust Series 2005-4
2.98%, 05/25/35†	289,182	283,640
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
5.60%, 06/11/50	744,648	772,056
Bear Stearns Structured Products, Inc. Trust Series 2007-R6
2.97%, 01/26/36†	800,445	637,493
Berica 8 Residential MBS S.r.l. Series 8
0.07%, 03/31/48(E)†	94,700	105,541
Berica ABS S.r.l. Series 2011-1
0.02%, 12/31/55(E)†	621,442	695,790
Chevy Chase Funding LLC Series 2004-4A
0.76%, 10/25/35 144A†	231,282	204,106
CHL Mortgage Pass-Through Trust Series 2003-58
2.93%, 02/19/34†	441,581	439,295
CHL Mortgage Pass-Through Trust Series 2004-HYB5
3.04%, 04/20/35†	1,109,450	1,101,178
Citigroup Commercial Mortgage Trust Series 2008-C7
6.25%, 12/10/49†	561,167	579,131
Citigroup Commercial Mortgage Trust Series 2014-GC21
4.52%, 05/10/47 IOΩ†	1,216,953	87,241
Citigroup Commercial Mortgage Trust Series 2015-GC27
3.77%, 02/10/48	170,000	179,534
Citigroup Commercial Mortgage Trust Series 2015-GC29
3.11%, 04/10/48 144A	420,000	292,831
COMM Mortgage Trust Series 2007-C9
6.01%, 12/10/49†	1,167,383	1,194,373
COMM Mortgage Trust Series 2013-CR12
4.30%, 10/10/46	100,000	110,501
4.76%, 10/10/46†	40,000	45,119
5.25%, 10/10/46†	20,000	21,695
COMM Mortgage Trust Series 2013-CR13
4.45%, 12/10/23 IOΩ†	1,095,470	47,207
COMM Mortgage Trust Series 2014-277P
3.73%, 08/10/49 144A†	160,000	173,432
COMM Mortgage Trust Series 2014-CR19
4.88%, 08/10/47†	218,000	227,100

48	See Notes to Schedules of Investments.

	Par	Value
COMM Mortgage Trust Series 2014-SAVA
3.63%, 06/15/34 144A†	$400,000	$396,340
COMM Mortgage Trust Series 2015-DC1
4.04%, 02/10/48†	100,000	105,015
4.50%, 02/10/48†	80,000	79,779
COMM Mortgage Trust Series 2015-LC19
3.83%, 02/10/48†	100,000	105,964
4.41%, 02/10/48†	190,000	197,123
Commercial Mortgage Pass-Through Certificates Series 2012-CR3
2.82%, 10/15/45	30,000	31,238
Core Industrial Trust Series 2015-TEXW
3.98%, 02/10/34 144A†	460,000	429,202
Credit Suisse Commercial Mortgage Trust Series 2007-C2
5.62%, 01/15/49†	101,000	102,107
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-19
25.56%, 07/25/33 IOΩ	3,725	74
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR18
(3.00)%, 07/25/33 IOΩ†	53,344	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR20
(3.00)%, 08/25/33 IOΩ†	64,664	—
CSAIL Commercial Mortgage Trust Series 2015-C1
4.04%, 04/15/50†	60,000	64,494
CSMC Trust Series 2014-TIKI
1.47%, 09/15/38 144A†	300,000	293,524
CSMC Trust Series 2014-USA
4.37%, 09/15/37 144A	210,000	203,449
DECO Series 2015-HRPA
1.20%, 04/27/27 144A(E)†	384,608	433,561
EQTY Mortgage Trust Series 2014-INNS
2.87%, 05/08/31 144A†	400,000	391,725
Fannie Mae Connecticut Avenue Securities Series 2016-C04
4.77%, 01/25/29†	200,000	205,630
Federal Home Loan Mortgage Corporation
8.50%, 06/01/18	255	258
4.50%, 09/01/18	1,600	1,639
8.00%, 08/01/24	1,201	1,337
4.00%, 10/01/25	281,262	298,814
5.50%, 02/01/27	44,975	50,438
7.50%, 11/01/29	4,789	5,932
7.50%, 12/01/29	5,157	6,114
7.50%, 02/01/31	4,703	4,902
2.73%, 07/01/31†	3,391	3,510
7.50%, 11/01/31	8,657	8,689
3.10%, 04/01/32†	2,121	2,217
3.50%, 08/01/33	1,250,707	1,344,556
5.00%, 08/01/33	6,497	7,271
5.00%, 09/01/33	1,288	1,437
5.00%, 10/01/33	4,264	4,751
3.01%, 03/01/34†	2,024	2,139
5.00%, 12/01/34	109,886	122,406
5.50%, 05/01/35	264,348	299,936
5.00%, 07/01/35	6,112	6,843
5.00%, 11/01/35	173,902	192,676
5.50%, 11/01/35	50,383	57,301
5.00%, 12/01/35	16,149	18,177
5.50%, 01/01/36	30,340	34,591
6.00%, 02/01/36	207,445	236,647
3.08%, 01/01/37†	524,875	555,334
5.00%, 02/01/37	17,336	19,197
5.50%, 07/01/37	51,492	58,743
2.18%, 09/01/37†	55,065	57,782
5.50%, 04/01/38	12,002	13,579
7.00%, 02/01/39	158,857	185,513
7.00%, 03/01/39	28,712	31,156
5.50%, 04/01/39	300,067	340,181
4.50%, 06/01/39	132,765	145,821
6.50%, 09/01/39	55,052	66,355
5.50%, 08/01/40	259,255	293,843
4.00%, 02/01/41	88,666	95,230
5.00%, 06/01/41	4,244	4,721
3.50%, 10/01/42	156,566	166,970
4.00%, 10/01/42	73,579	80,000
3.50%, 11/01/42	316,634	337,789
3.50%, 12/01/42	79,528	84,826
3.50%, 01/01/43	490,555	523,068
3.50%, 02/01/43	354,598	378,379
3.50%, 03/01/43	864,160	921,527
3.50%, 04/01/43	782,646	828,938
4.00%, 04/01/43	164,240	178,672
3.50%, 05/01/43	586,987	627,195
4.00%, 05/01/43	76,731	84,780
4.00%, 06/01/43	82,584	91,054
4.00%, 07/01/43	301,699	332,163
4.00%, 08/01/43	172,364	187,484
4.50%, 12/01/43	1,112,023	1,240,475
3.50%, 02/01/44	85,493	91,235
4.50%, 02/01/44	844,698	941,875
4.50%, 03/01/44	266,451	297,008
3.50%, 03/01/45	921,320	982,500
3.50%, 06/01/45	535,197	571,456
3.50%, 10/01/45	418,320	446,662
3.50%, 03/01/46	1,916,209	2,045,690
3.50%, 05/01/46	394,459	419,925
3.50%, 11/01/46 TBA	2,000,000	2,107,422
Federal Home Loan Mortgage Corporation Reference REMIC Series R007
6.00%, 05/15/36	280,170	318,135
Federal Home Loan Mortgage Corporation REMIC Series 3325
1.02%, 06/15/37†	210,753	211,557

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation REMIC Series 3621
1.27%, 01/15/40 IOΩ†	$374,962	$68,611
Federal Home Loan Mortgage Corporation REMIC Series 3947
0.82%, 10/15/41 IOΩ†	255,928	41,593
Federal Home Loan Mortgage Corporation REMIC Series 4076
3.08%, 07/15/42 IOΩ†	66,356	16,439
Federal Home Loan Mortgage Corporation REMIC Series 4092
(0.40)%, 09/15/31 IOΩ	548,433	51,327
Federal Home Loan Mortgage Corporation REMIC Series 4099
5.15%, 08/15/42 IOΩ†	326,812	58,741
Federal Home Loan Mortgage Corporation REMIC Series 4136
4.43%, 11/15/42 IOΩ†	63,568	12,348
7.29%, 11/15/42 IOΩ†	69,345	12,504
Federal Home Loan Mortgage Corporation REMIC Series 4194
4.90%, 04/15/43 IOΩ	1,234,452	150,134
Federal Home Loan Mortgage Corporation REMIC Series 4210
3.00%, 05/15/43	324,637	323,144
Federal Home Loan Mortgage Corporation REMIC Series 4239
(0.07)%, 06/15/27 IOΩ	540,492	59,196
Federal Home Loan Mortgage Corporation REMIC Series 4298
1.23%, 04/15/43 IOΩ	487,396	49,459
Federal Home Loan Mortgage Corporation REMIC Series 4310
3.94%, 02/15/44 IOΩ†	163,023	29,263
Federal Home Loan Mortgage Corporation REMIC Series 4335
3.69%, 05/15/44 IOΩ†	166,558	31,639
Federal Home Loan Mortgage Corporation REMIC Series 4415
(1.00)%, 04/15/41 IOΩ†	356,412	23,808
Federal Housing Administration
7.43%, 10/01/18+@	14,553	14,688
Federal National Mortgage Association
5.00%, 12/01/17	2,778	2,897
2.80%, 03/01/18	531,989	540,079
3.74%, 05/01/18	1,288,507	1,325,644
3.84%, 05/01/18	420,000	432,751
4.51%, 06/01/19	1,000,000	1,033,129
3.42%, 10/01/20	241,388	258,710
3.62%, 12/01/20	167,742	180,594
4.38%, 06/01/21	624,892	694,667
9.50%, 05/01/22	291	316
1.94%, 07/01/22†	3,267	3,340
5.50%, 09/01/23	55,178	59,691
5.50%, 10/01/23	11,992	12,895
9.50%, 07/01/24	601	649
2.81%, 04/01/25	50,000	52,779
5.50%, 05/01/25	176,224	182,501
1.94%, 07/01/27†	13,393	13,968
2.62%, 08/01/27†	22,965	24,193
1.94%, 11/01/27 CONV†	13,114	13,793
3.14%, 02/01/30†	82,428	84,439
3.00%, 06/01/30 CONV†	13,941	14,266
8.00%, 10/01/30	15,091	18,049
2.84%, 12/01/30 CONV†	5,014	5,125
1.94%, 01/01/31†	5,934	6,043
4.50%, 04/01/31	81,248	89,200
2.82%, 05/01/31†	12,509	12,604
4.50%, 05/01/31	286,290	314,282
4.50%, 06/01/31	85,992	94,403
2.50%, 11/01/31 TBA	300,000	310,176
3.00%, 11/01/31 TBA	400,000	419,359
4.50%, 11/01/31	122,447	134,462
6.00%, 11/01/31	2,431	2,818
4.50%, 12/01/31	192,036	210,972
6.00%, 01/01/32	60,140	68,845
6.00%, 03/01/32	10,390	11,923
6.00%, 04/01/32	139,215	159,463
1.94%, 06/01/32†	7,577	7,751
1.94%, 08/01/32†	7,721	7,980
6.00%, 08/01/32	1,334	1,527
2.88%, 02/01/33†	1,012	1,033
5.50%, 04/01/33	28,419	33,002
1.94%, 05/01/33†	29,748	31,603
6.00%, 05/01/33	473	541
5.00%, 07/01/33	36,293	40,473
5.00%, 08/01/33	2,947	3,309
5.00%, 09/01/33	44,497	49,993
5.50%, 09/01/33	1,634	1,863
5.50%, 12/01/33	7,033	8,019
6.00%, 12/01/33	423	485
5.50%, 02/01/34	1,872	2,123
5.50%, 04/01/34	382	440
3.50%, 05/01/34	231,423	249,269
5.50%, 08/01/34	3,137	3,618
5.50%, 10/01/34	145	167
6.00%, 10/01/34	29,195	33,421
2.33%, 12/01/34†	59,815	63,490
5.50%, 12/01/34	14,228	16,210
6.00%, 05/01/35	822,214	942,408
5.50%, 07/01/35	182	208
6.00%, 07/01/35	145,182	167,398
5.50%, 08/01/35	325	374
6.00%, 08/01/35	43	49
5.50%, 09/01/35	68,475	77,132
5.00%, 10/01/35	123,566	138,829
6.00%, 10/01/35	29,433	33,848
1.94%, 11/01/35†	5,269	5,497
2.42%, 11/01/35†	57,398	59,725
2.47%, 11/01/35†	55,578	58,188
2.48%, 11/01/35†	68,680	71,638
2.48%, 11/01/35†	67,893	70,716
2.50%, 11/01/35†	59,575	62,077
6.00%, 11/01/35	429,700	495,075
5.50%, 12/01/35	1,423	1,643
6.00%, 12/01/35	5,694	6,621

50	See Notes to Schedules of Investments.

	Par	Value
6.00%, 02/01/36	$3,071	$3,525
6.00%, 03/01/36	2,034	2,329
5.50%, 04/01/36	18,105	19,233
6.00%, 04/01/36	5,044	5,856
3.88%, 05/01/36†	66,165	69,572
5.50%, 11/01/36	103,580	117,260
6.00%, 01/01/37	513,517	589,015
2.36%, 02/01/37†	517,121	536,518
5.50%, 02/01/37	155	176
6.00%, 02/01/37	421,736	484,862
5.50%, 03/01/37	6,373	7,233
6.00%, 03/01/37	24,071	27,663
5.50%, 04/01/37	356	404
5.50%, 05/01/37	124	139
5.50%, 06/01/37	144	164
6.00%, 07/01/37	868,001	1,007,209
5.50%, 08/01/37	298,779	339,225
6.00%, 08/01/37	51,786	59,282
6.00%, 09/01/37	121,417	139,191
6.50%, 10/01/37	55,240	63,629
7.00%, 10/01/37	4,161	4,612
7.00%, 11/01/37	8,314	10,008
1.94%, 12/01/37†	40,893	42,466
6.00%, 12/01/37	315,580	361,898
7.00%, 12/01/37	4,359	4,878
1.94%, 01/01/38†	24,897	26,349
6.00%, 01/01/38	229,205	265,774
5.50%, 02/01/38	3,579	4,059
7.00%, 02/01/38	3,622	4,058
4.50%, 03/01/38	7,978	8,757
5.50%, 03/01/38	443	503
6.00%, 03/01/38	1,065	1,219
4.50%, 04/01/38	112,786	123,547
5.00%, 04/01/38	126,714	140,619
5.50%, 05/01/38	119	135
6.00%, 05/01/38	28,061	32,196
5.00%, 06/01/38	132,986	147,580
5.50%, 06/01/38	504	570
5.50%, 07/01/38	79,445	90,356
5.50%, 08/01/38	79,315	90,420
7.00%, 08/01/38	2,401	2,644
5.50%, 09/01/38	354	399
6.00%, 11/01/38	35,822	41,083
7.00%, 11/01/38	25,593	30,055
5.50%, 12/01/38	134	152
6.00%, 12/01/38	40,507	46,370
7.00%, 02/01/39	13,199	15,199
7.00%, 03/01/39	115,203	135,985
6.00%, 09/01/39	25,326	29,066
6.00%, 12/01/39	438,696	503,530
1.89%, 06/01/40†	42,662	44,326
1.89%, 10/01/40†	127,540	130,753
1.94%, 11/01/40†	15,599	16,313
4.50%, 04/01/41	132,931	146,140
6.00%, 05/01/41	872,148	1,000,744
4.50%, 08/01/41	101,076	111,170
4.50%, 11/01/41	408,983	449,826
4.00%, 06/01/42	78,469	84,642
3.50%, 09/01/42	74,967	79,963
2.50%, 10/01/42	513,842	520,779
4.00%, 10/01/42	295,931	322,188
2.50%, 11/01/42	28,249	28,630
4.00%, 11/01/42	674,554	734,261
2.50%, 12/01/42	22,310	22,611
3.00%, 12/01/42	23,638	24,795
4.00%, 12/01/42	194,731	209,644
2.50%, 01/01/43	19,869	20,137
3.00%, 01/01/43	415,355	433,856
3.50%, 01/01/43	2,235,267	2,381,351
2.50%, 02/01/43	21,079	21,357
2.50%, 03/01/43	1,754,213	1,776,965
3.00%, 03/01/43	255,054	267,537
2.50%, 04/01/43	1,475,049	1,492,135
3.00%, 04/01/43	383,998	402,791
3.50%, 04/01/43	122,165	129,320
4.00%, 04/01/43	70,932	77,873
2.50%, 05/01/43	34,697	35,165
3.00%, 05/01/43	248,232	260,386
2.50%, 06/01/43	35,304	35,780
3.00%, 06/01/43	74,589	78,242
4.00%, 06/01/43	723,929	789,889
3.00%, 07/01/43	659,719	692,021
3.50%, 07/01/43	1,275,228	1,350,114
4.00%, 07/01/43	738,528	805,156
2.50%, 08/01/43	891,606	902,370
3.50%, 08/01/43	335,772	355,073
4.00%, 08/01/43	249,963	272,344
4.50%, 09/01/43	929,712	1,024,054
2.50%, 10/01/43	45,895	46,434
4.50%, 10/01/43	249,483	279,227
4.50%, 11/01/43	166,806	186,689
4.50%, 12/01/43	246,697	276,123
4.50%, 01/01/44	159,355	178,293
4.50%, 02/01/44	1,045,003	1,144,710
4.50%, 07/01/44	156,091	174,070
4.50%, 10/01/44	682,176	758,203
4.00%, 01/01/45	249,977	272,415
4.50%, 02/01/45	1,394,260	1,570,143
3.50%, 06/01/45	901,844	951,370
3.00%, 11/01/45	1,838,843	1,912,897
3.50%, 12/01/45	4,583,270	4,837,501
3.50%, 01/01/46	576,927	614,511
3.50%, 05/01/46	585,566	623,398
3.50%, 09/01/46	9,098,156	9,629,474
3.00%, 10/01/46 TBA	1,000,000	1,039,336
3.50%, 10/01/46 TBA	36,400,000	38,407,686
4.00%, 10/01/46 TBA	5,000,000	5,369,922
5.00%, 10/01/46 TBA	1,000,000	1,110,723
3.00%, 11/01/46 TBA	13,700,000	14,206,427
3.50%, 11/01/46 TBA	14,800,000	15,598,101
4.00%, 11/01/46 TBA	4,600,000	4,934,578
4.50%, 11/01/46 TBA	13,000,000	14,222,250
Federal National Mortgage Association ACES Series 2015-M13
2.80%, 06/25/25†	90,000	94,535
Federal National Mortgage Association Interest STRIP Series 409
3.15%, 04/25/27 IOΩ	439,787	41,204
(1.00)%, 11/25/39 IOΩ	75,233	11,957
(1.00)%, 11/25/41 IOΩ	254,279	36,774
2.41%, 11/25/41 IOΩ	321,162	50,972
2.66%, 04/25/42 IOΩ	598,231	100,608
Federal National Mortgage Association REMIC Series 1991-97
17.88%, 08/25/21 IOΩ	35	523

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC Series 1991-137
5.30%, 10/25/21 IOΩ	$53	$785
Federal National Mortgage Association REMIC Series 2000-32
0.98%, 10/18/30†	12,661	12,706
Federal National Mortgage Association REMIC Series 2005-29
5.50%, 04/25/35	527,116	596,180
Federal National Mortgage Association REMIC Series 2007-24
8.58%, 03/25/37 IOΩ†	865,012	144,445
Federal National Mortgage Association REMIC Series 2011-52
5.00%, 06/25/41	525,918	582,891
Federal National Mortgage Association REMIC Series 2011-59
5.50%, 07/25/41	1,067,102	1,225,225
Federal National Mortgage Association REMIC Series 2011-87
1.08%, 09/25/41†	2,523,006	2,518,304
Federal National Mortgage Association REMIC Series 2011-96
0.71%, 10/25/41 IOΩ†	612,159	125,912
Federal National Mortgage Association REMIC Series 2012-28
6.50%, 06/25/39	27,291	30,381
Federal National Mortgage Association REMIC Series 2012-46
6.00%, 05/25/42	229,320	263,325
Federal National Mortgage Association REMIC Series 2012-70
1.12%, 02/25/41 IOΩ†	51,489	6,541
Federal National Mortgage Association REMIC Series 2012-74
1.36%, 07/25/27 IOΩ	1,218,720	121,039
3.73%, 03/25/42 IOΩ†	264,580	49,275
Federal National Mortgage Association REMIC Series 2012-75
1.00%, 07/25/42 IOΩ†	77,938	14,636
Federal National Mortgage Association REMIC Series 2012-111
7.00%, 10/25/42	48,550	55,022
Federal National Mortgage Association REMIC Series 2012-118
1.60%, 12/25/39 IOΩ	428,861	43,816
Federal National Mortgage Association REMIC Series 2012-128
3.02%, 11/25/42 IOΩ†	208,258	45,981
Federal National Mortgage Association REMIC Series 2012-133
6.07%, 12/25/42 IOΩ†	67,182	12,952
6.99%, 12/25/42 IOΩ†	192,992	34,996
Federal National Mortgage Association REMIC Series 2012-153
7.00%, 07/25/42	157,112	185,532
Federal National Mortgage Association REMIC Series 2013-9
5.50%, 04/25/42	929,176	1,045,915
6.50%, 07/25/42	400,116	463,143
Federal National Mortgage Association REMIC Series 2013-14
8.85%, 03/25/43 IOΩ	341,227	32,963
Federal National Mortgage Association REMIC Series 2013-29
10.38%, 04/25/43 IOΩ	998,296	95,477
Federal National Mortgage Association REMIC Series 2014-47
(1.00)%, 08/25/44 IOΩ†	1,852,110	131,407
Federal National Mortgage Association REMIC Series 2015-55
10.16%, 08/25/55 IOΩ†	316,097	16,581
Federal National Mortgage Association REMIC Series 2015-56
2.37%, 08/25/45 IOΩ†	90,892	24,701
FHLMC Multifamily Structured Pass-Through Certificates Series K005
4.32%, 11/25/19	1,100,000	1,191,993
FHLMC Multifamily Structured Pass-Through Certificates Series K008
5.81%, 06/25/20 IOΩ†	697,835	31,258
FHLMC Multifamily Structured Pass-Through Certificates Series K015
4.51%, 07/25/21 IOΩ†	611,360	39,906
FHLMC Multifamily Structured Pass-Through Certificates Series K016
4.27%, 10/25/21 IOΩ†	201,322	13,017
FHLMC Multifamily Structured Pass-Through Certificates Series K030
2.78%, 09/25/22	241,227	249,546
FHLMC Multifamily Structured Pass-Through Certificates Series K035
3.46%, 08/25/23†	100,000	110,209
FHLMC Multifamily Structured Pass-Through Certificates Series K044
2.81%, 01/25/25	400,000	425,079
FHLMC Multifamily Structured Pass-Through Certificates Series K714
3.03%, 10/25/20†	800,000	846,583

52	See Notes to Schedules of Investments.

	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates Series KF11
1.18%, 09/25/25†	$1,488,354	$1,489,310
FHLMC Structured Pass-Through Securities Series T-61
1.87%, 07/25/44†	889,304	915,216
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.70%, 06/25/34†	390,523	380,630
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DN1
4.67%, 01/25/25†	650,000	686,673
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA1
2.37%, 10/25/27†	400,000	406,482
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA4
4.32%, 03/25/29†	250,000	251,345
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-HQA2
5.67%, 11/25/28†	300,000	320,227
FREMF Mortgage Trust Series 2012-K20
5.12%, 05/25/45 IO 144AΩ	5,614,823	49,840
FREMF Mortgage Trust Series 2014-K40
4.21%, 11/25/47 144A†	550,000	540,077
FREMF Mortgage Trust Series 2014-K41
3.96%, 11/25/47 144A†	300,000	315,714
FREMF Mortgage Trust Series 2015-K47
3.72%, 06/25/48 144A†	100,000	99,448
GE Business Loan Trust Series 2007-1A
0.69%, 04/16/35 144A†	424,906	394,283
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.54%, 12/10/49	708,078	714,755
German Residential Funding, Ltd. Series 2013-2
0.70%, 11/27/24(E)†	948,064	1,075,028
Giovecca Mortgages S.r.l. Series 2011-1
0.30%, 04/23/48(E)†	192,655	216,610
Government National Mortgage Association
3.95%, 07/15/25	116,742	125,827
7.00%, 01/15/26	4,105	4,530
7.00%, 07/15/27	42,384	50,073
7.00%, 12/15/27	1,156	1,189
7.00%, 01/15/28	13,838	14,184
7.00%, 03/15/28	56,119	66,524
7.00%, 07/15/28	8,625	9,545
7.50%, 07/15/28	11,739	12,071
6.50%, 08/15/28	3,457	3,987
7.00%, 08/15/28	12,345	14,011
7.50%, 08/15/28	8,501	9,606
6.50%, 09/15/28	19,477	22,461
7.00%, 10/15/28	34,792	37,114
7.50%, 03/15/29	18,462	22,590
2.00%, 11/20/29†	32,216	33,317
8.50%, 08/15/30	699	747
8.50%, 11/20/30	7,628	9,138
6.50%, 08/15/31	35,237	40,731
7.50%, 08/15/31	9,965	11,376
6.50%, 10/15/31	61,781	71,946
6.00%, 11/15/31	148,665	170,439
6.50%, 11/15/31	85,269	98,562
6.00%, 12/15/31	32,733	37,527
6.00%, 01/15/32	92,582	107,406
6.00%, 02/15/32	187,975	215,506
6.50%, 02/15/32	109,400	126,299
6.00%, 04/15/32	45,470	52,091
7.50%, 04/15/32	51,233	52,822
6.50%, 06/15/32	60,879	70,370
6.50%, 08/15/32	151,051	174,599
6.50%, 09/15/32	118,695	137,200
6.00%, 10/15/32	102,236	117,209
5.50%, 11/15/32	21,864	24,861
6.00%, 11/15/32	74,929	86,084
6.00%, 12/15/32	35,042	40,175
6.50%, 12/15/32	9,602	11,099
5.50%, 01/15/33	12,930	14,724
6.00%, 01/15/33	39,745	45,566
5.50%, 02/15/33	22,517	25,781
6.00%, 02/15/33	38,662	44,325
5.50%, 03/15/33	24,433	27,767
6.50%, 04/15/33	250,631	289,704
6.00%, 06/15/33	20,320	23,297
5.50%, 07/15/33	20,724	23,677
5.50%, 08/15/33	12,793	14,630
5.50%, 09/15/33	9,067	10,376
6.00%, 10/15/33	59,815	68,576
6.50%, 10/15/33	115,123	133,070
6.00%, 12/15/33	135,242	155,050
5.50%, 04/15/34	13,083	14,962
5.50%, 05/15/34	11,891	13,440
6.50%, 08/15/34	218,291	252,039
5.50%, 09/15/34	109,392	125,188
5.50%, 12/15/34	91,962	105,216
5.50%, 01/15/35	87,543	99,752
6.00%, 09/20/38	270,857	310,206
5.00%, 07/20/40	22,841	25,365
5.00%, 09/20/40	94,846	105,319
4.00%, 10/20/40	12,154	13,077
6.00%, 10/20/40	39,438	46,290
6.00%, 01/20/41	39,798	45,536
4.50%, 04/20/41	447,037	489,705
4.00%, 08/20/43	766,684	822,281
4.00%, 10/20/43	2,483,867	2,662,780
3.00%, 01/15/45	6,047,496	6,338,675
3.00%, 02/15/45	206,621	216,570
3.50%, 04/15/45	1,422,695	1,512,346
4.00%, 08/20/45	830,423	890,700
4.00%, 09/20/45	892,536	956,505
4.00%, 10/20/45	4,605,226	4,941,577
4.00%, 03/20/46	2,947,103	3,159,505
4.00%, 05/20/46	1,916,427	2,056,656
4.00%, 06/20/46	972,228	1,044,718
4.00%, 10/20/46 TBA	4,000,000	4,286,094
3.00%, 11/20/46 TBA	4,900,000	5,123,084

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.50%, 11/20/46 TBA	$4,600,000	$4,880,313
4.00%, 11/20/46 TBA	1,000,000	1,070,937
Government National Mortgage Association Series 2007-30
0.83%, 05/20/37†	199,448	198,954
Government National Mortgage Association Series 2010-31
24.37%, 03/20/39 IOΩ†	51,371	3,402
Government National Mortgage Association Series 2010-85
14.88%, 01/20/40 IOΩ†	77,317	8,476
Government National Mortgage Association Series 2010-H28
0.89%, 12/20/60†	341,275	339,325
Government National Mortgage Association Series 2011-H08
0.97%, 03/20/61†	421,156	419,898
Government National Mortgage Association Series 2011-H09
0.99%, 03/20/61†	287,572	286,905
Government National Mortgage Association Series 2012-34
8.68%, 03/20/42 IOΩ†	58,380	11,636
Government National Mortgage Association Series 2012-66
13.35%, 02/20/38 IOΩ	266,863	21,613
Government National Mortgage Association Series 2012-H30
0.84%, 12/20/62†	1,377,544	1,365,980
Government National Mortgage Association Series 2013-113
0.20%, 08/16/43 IOΩ†@	226,877	42,926
Government National Mortgage Association Series 2013-178
5.06%, 06/16/55 IOΩ†	774,832	35,165
Government National Mortgage Association Series 2014-93
5.25%, 11/16/55 IOΩ†	3,926,585	217,530
Government National Mortgage Association Series 2014-117
7.47%, 08/20/44 IOΩ†	71,018	9,614
Government National Mortgage Association Series 2014-118
6.19%, 08/20/44 IOΩ†	331,518	76,283
Government National Mortgage Association Series 2014-135
5.34%, 01/16/56 IOΩ†	7,258,598	431,667
Government National Mortgage Association Series 2015-167
4.78%, 04/16/45 IOΩ	179,970	37,871
Government National Mortgage Association Series 2015-H11
1.04%, 05/20/65†	3,114,191	3,070,884
Government National Mortgage Association Series 2015-H14
0.92%, 05/20/65†	3,004,382	2,987,374
1.06%, 06/20/65†	4,948,362	4,885,584
Government National Mortgage Association Series 2015-H15
1.07%, 06/20/65†	2,036,273	2,013,248
1.09%, 06/20/65†	4,664,334	4,611,738
Government National Mortgage Association Series 2015-H16
1.09%, 07/20/65†	4,864,661	4,815,131
Government National Mortgage Association Series 2015-H17
0.95%, 06/20/65†	725,991	720,875
Government National Mortgage Association Series 2015-H18
1.09%, 07/20/65†	768,203	760,543
Government National Mortgage Association Series 2015-H19
1.09%, 08/20/65†	778,688	770,800
Government National Mortgage Association Series 2015-H22
1.09%, 09/20/65†	777,197	768,704
Government National Mortgage Association Series 2015-H23
1.11%, 09/20/65†	900,173	891,801
Government National Mortgage Association Series 2015-H26
1.01%, 10/20/65†	1,688,643	1,678,482
Government National Mortgage Association Series 2015-H30
1.17%, 08/20/61†	839,842	839,359
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.70%, 01/25/37†	755,280	610,046
GS Mortgage Securities Corporation II Series 2015-GC30
3.38%, 05/10/50	490,000	341,653
3.78%, 05/10/50	370,000	397,236
GS Mortgage Securities Trust Series 2007-GG10
5.99%, 08/10/45†	5,219,926	5,252,954
GS Mortgage Securities Trust Series 2011-GC5
5.02%, 08/10/44 IO 144AΩ†	290,447	15,383
GS Mortgage Securities Trust Series 2013-GC16
5.16%, 11/10/46†	130,000	149,896

54	See Notes to Schedules of Investments.

	Par	Value
GSR Mortgage Loan Trust Series 2005-AR6
2.92%, 09/25/35†	$1,104,111	$1,122,052
Impac CMB Trust Series 2004-8
1.24%, 10/25/34†	52,115	45,044
IndyMac ARM Trust Series 2001-H2
1.98%, 01/25/32†	6,573	5,719
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.71%, 09/25/46†	841,377	693,399
JP Morgan Alternative Loan Trust Series 2005-A2
1.05%, 01/25/36†	233,444	222,097
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6
5.36%, 05/15/45†	280,000	301,479
JP Morgan Mortgage Trust Series 2005-A1
3.09%, 02/25/35†	77,365	73,233
JPMBB Commercial Mortgage Securities Trust Series 2013-C15
5.22%, 11/15/45†	90,000	98,830
JPMBB Commercial Mortgage Securities Trust Series 2013-C17
5.05%, 01/15/47†	50,000	56,703
JPMBB Commercial Mortgage Securities Trust Series 2014-C25
3.41%, 11/15/47	840,000	898,717
JPMBB Commercial Mortgage Securities Trust Series 2015-C30
3.82%, 07/15/48	880,000	966,314
JPMBB Commercial Mortgage Securities Trust Series 2015-C31
3.80%, 08/15/48	1,700,000	1,864,613
JPMBB Commercial Mortgage Securities Trust Series 2015-C32
3.36%, 11/15/48	800,000	858,294
Kensington Mortgage Securities PLC Series 2007-1X
1.03%, 06/14/40†	1,178,469	1,090,015
LB Commercial Mortgage Trust Series 2007-C3
6.07%, 07/15/44†	532,543	543,505
LB-UBS Commercial Mortgage Trust Series 2001-C3
0.00%, 06/15/36 IO 144AΩ†@	387,269	1,460
Leek Finance Number Eighteen PLC Series 18X
0.03%, 09/21/38(E)†	37,852	45,860
1.12%, 09/21/38†	302,816	326,553
Ludgate Funding PLC Series 2007-1
0.68%, 01/01/61(U)†	944,112	1,104,651
Ludgate Funding PLC Series 2008-W1X
1.12%, 01/01/61(U)†	826,697	993,574
Luminent Mortgage Trust Series 2006-2
0.72%, 02/25/46†	543,742	372,530
Mansard Mortgages PLC Series 2007-1X
0.71%, 04/15/47(U)†	957,752	1,135,768
MASTR Adjustable Rate Mortgages Trust Series 2004-4
2.92%, 05/25/34†	163,877	159,539
MASTR Adjustable Rate Mortgages Trust Series 2004-11
1.17%, 11/25/34†	100,535	100,466
MASTR Adjustable Rate Mortgages Trust Series 2004-13
3.04%, 11/21/34†	517,963	528,100
MASTR Adjustable Rate Mortgages Trust Series 2007-R5
2.98%, 11/25/35 144A†	632,363	475,395
Merrill Lynch Mortgage Investors Trust Series 2005-2
2.23%, 10/25/35†	36,899	35,587
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7
3.21%, 02/15/46	41,000	42,575
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9
3.10%, 05/15/46	300,000	317,227
3.46%, 05/15/46	140,000	146,880
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19
4.00%, 12/15/47	370,000	400,826
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.56%, 04/15/48	480,000	505,282
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27
3.56%, 12/15/47	800,000	863,914
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	50,000	50,242
Morgan Stanley Capital I Trust Series 2014-CPT
3.56%, 07/13/29 144A†	800,000	840,340
Morgan Stanley Capital I Trust Series 2015-XLF1
1.68%, 08/14/31 144A†	260,356	258,938
Morgan Stanley Re-REMIC Trust Series 2009-GG10
5.99%, 08/12/45 144A†	1,472,363	1,488,293

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mortgage Repurchase Agreement Financing Trust Series 2016-1
1.62%, 09/10/18 144A†@	$950,000	$950,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2
1.82%, 03/10/19 144A†@	950,000	950,000
MortgageIT Trust Series 2005-4
0.81%, 10/25/35†	638,043	582,793
Motel 6 Trust Series 2015-MTL6
4.53%, 02/05/30 144A	150,000	150,481
MSCG Trust Series 2015-ALDR
3.58%, 06/07/35 144A†	580,000	609,836
Nomura Resecuritization Trust Series 2014-7R
0.72%, 12/26/35 144A†	547,071	500,659
Prime Mortgage Trust Series 2006-DR1
5.50%, 05/25/35 144A	2,531,506	2,351,042
6.00%, 05/25/35 144A	2,129,758	2,079,036
RBSCF Trust Series 2009-RR2
6.16%, 02/16/51 144A†	2,143,923	2,140,482
Reperforming Loan REMIC Trust Series 2004-R2
0.95%, 11/25/34 144A†	7,759	6,541
ResLoC UK PLC Series 2007-1X
0.54%, 12/15/43(U)†	343,657	402,522
1.60%, 12/15/43 IO(E)Ω†	1,374,627	1,403,527
RFTI 2015-FL1 Issuer, Ltd. Series 2015-FL1
2.27%, 08/15/30 144A†	1,600,000	1,596,821
Sequoia Mortgage Trust Series 2003-4
1.66%, 07/20/33†	100,094	92,733
Sequoia Mortgage Trust Series 6
1.17%, 04/19/27†	516,904	480,264
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5
2.94%, 05/25/34†	294,206	297,396
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS
0.83%, 10/25/35†	1,297,291	1,227,356
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.78%, 07/19/35†	134,697	120,162
Structured Asset Securities Corporation Series 2005-RF3
0.87%, 06/25/35 144A†	122,801	98,213
Thornburg Mortgage Securities Trust Series 2003-4
1.17%, 09/25/43†	12,997	12,503
Thornburg Mortgage Securities Trust Series 2005-1
2.53%, 04/25/45†	104,385	104,560
Trinity Square PLC Series 2015-1A
1.68%, 07/15/51 144A(U)†	361,639	469,576
UBS Commercial Mortgage Trust Series 2012-C1
4.44%, 05/10/45 IO 144AΩ†	2,263,460	213,790
UBS-Barclays Commercial Mortgage Trust Series 2012-C4
4.65%, 12/10/45 144A†	320,000	316,144
VNDO Mortgage Trust Series 2012-6AVE
3.00%, 11/15/30 144A	100,000	104,644
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.56%, 10/15/48	68,704	68,620
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
0.73%, 12/15/43 144A†	398,000	388,911
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.91%, 06/25/42†	18,050	17,328
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19
2.57%, 02/25/33†	7,901	7,757
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
0.79%, 07/25/45†	964,378	911,368
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
0.82%, 07/25/45†	195,008	185,139
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13
0.81%, 10/25/45†	1,451,809	1,372,176
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.46%, 02/25/37†	408,481	366,674
2.54%, 02/25/37†	278,704	249,492
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3
1.27%, 04/25/47†	784,924	696,539
Waterfall Commercial Mortgage Trust Series 2015-SBC5
4.10%, 09/14/22 144A†@	828,523	827,686
Wells Fargo Alternative Loan Trust Series 2007-PA6
3.08%, 12/28/37†	892,217	784,588

56	See Notes to Schedules of Investments.

	Par	Value
Wells Fargo Commercial Mortgage Trust Series 2013-LC12
4.43%, 07/15/46†	$20,000	$22,158
Wells Fargo Commercial Mortgage Trust Series 2014-LC16
3.77%, 08/15/50 IOΩ†	3,013,385	205,601
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1
3.66%, 05/15/48†	350,000	368,566
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2
2.87%, 03/25/35†	104,706	105,577
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR13
3.06%, 05/25/35†	29,195	29,215
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
3.05%, 08/25/33†	160,216	163,866
WFRBS Commercial Mortgage Trust Series 2012-C7
4.03%, 06/15/45 IO 144AΩ†	299,841	19,314
WFRBS Commercial Mortgage Trust Series 2012-C10
5.16%, 12/15/45 IO 144AΩ†	2,328,792	171,637
WFRBS Commercial Mortgage Trust Series 2013-C13
4.33%, 05/15/45 IO 144AΩ†	2,948,688	183,501
WFRBS Commercial Mortgage Trust Series 2014-C19
2.34%, 03/15/47 IOΩ†	1,046,994	64,141
WFRBS Commercial Mortgage Trust Series 2014-C21
4.48%, 08/15/47 IOΩ†	3,609,225	228,058
WFRBS Commercial Mortgage Trust Series 2014-C24
3.93%, 11/15/47	290,000	308,640
4.29%, 11/15/47	300,000	286,836

Total Mortgage-Backed Securities (Cost $341,304,270)		341,726,554

MUNICIPAL BONDS — 1.0%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	2,400,000	3,519,888
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,001,100
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	330,365
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	933,576
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	394,419
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32#@	5,000	3,106
6.00%, 07/01/34#@	10,000	6,275
8.00%, 07/01/35#@	280,000	183,750
5.25%, 07/01/37#@	20,000	12,300
5.50%, 07/01/39#@	85,000	52,806
5.00%, 07/01/41#@	10,000	6,075
5.75%, 07/01/41#@	10,000	6,250
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36#@	10,000	6,300
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39#@	10,000	6,300
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	365,928
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	15,350
6.00%, 07/01/44	55,000	42,350
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub- Series A-1
5.00%, 08/01/43	20,000	10,450
5.25%, 08/01/43	10,000	5,275
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	2,638
5.50%, 08/01/28	60,000	31,800
6.75%, 08/01/32	85,000	47,812
14.61%, 08/01/33Ω	25,000	8,563
5.50%, 08/01/37	65,000	34,450
5.75%, 08/01/37	45,000	23,963
5.38%, 08/01/39	35,000	18,463
6.38%, 08/01/39	5,000	2,738
5.50%, 08/01/42	120,000	63,600
6.00%, 08/01/42	100,000	53,510
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
11.05%, 08/01/37Ω	10,000	1,076
5.38%, 08/01/38	15,000	7,912
6.00%, 08/01/39	35,000	18,728
5.25%, 08/01/41	100,000	52,750
State of California, General Obligation
7.95%, 03/01/36	265,000	317,698
7.55%, 04/01/39	85,000	136,205
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	422,662

Total Municipal Bonds (Cost $7,390,816)		8,146,431

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $131.50, Expires 10/21/16 (GSC)	73	$26,234
10-Year U.S. Treasury Note, Strike Price $132.00, Expires 10/21/16 (GSC)	63	12,797
5-Year U.S. Treasury Note, Strike Price $121.75, Expires 10/21/16 (GSC)	84	15,750
Long U.S. Treasury Bond, Strike Price $169.00, Expires 10/21/16 (GSC)	36	42,750
Long U.S. Treasury Bond, Strike Price $171.00, Expires 10/21/16 (GSC)	18	10,125

		107,656

	Notional Amount
Call Swaption — 0.0%
3-Month LIBOR, Strike Price 1.00%, Expires 12/21/16 (MSCS)	$840,000,000	17,350

	Number of Contracts
Put Option — 0.0%
Long U.S. Treasury Bond, Strike Price $164.00, Expires 10/21/16 (GSC)	26	8,938

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.91%, Expires 08/20/18 (MSCS)	$160,000,000	32,681
3-Month LIBOR, Strike Price 2.94%, Expires 08/2018 (GSC)	50,000,000	9,649

		42,330

Total Purchased Options (Cost $451,260)		176,274

	Par
U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bonds
4.38%, 11/15/39	200,000	278,984
2.75%, 08/15/42	600,000	654,059
2.75%, 11/15/42	7,650,000	8,330,881
2.88%, 05/15/43	15,410,000	17,163,488
3.63%, 08/15/43‡‡	5,300,000	6,749,428
3.75%, 11/15/43	620,000	807,150
3.63%, 02/15/44	1,520,000	1,936,041
3.38%, 05/15/44	2,800,000	3,417,039
3.00%, 11/15/44	4,300,000	4,904,017
2.50%, 02/15/45	600,000	620,203
3.00%, 05/15/45	690,000	786,883
2.88%, 08/15/45	360,000	401,062
3.00%, 11/15/45	2,670,000	3,047,450
2.50%, 02/15/46Δ	1,980,000	2,047,211
2.50%, 05/15/46	2,730,000	2,825,656
2.25%, 08/15/46Δ	4,900,000	4,811,379

		58,780,931

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/18	4,100,000	4,316,151
0.13%, 04/15/19	600,000	626,905
1.13%, 01/15/21	1,800,000	2,108,912
0.13%, 07/15/22	3,600,000	3,860,400
0.13%, 01/15/23	200,000	211,985
0.38%, 07/15/23	2,040,000	2,187,960
0.63%, 01/15/24	2,240,000	2,425,788
0.13%, 07/15/24	11,225,000	11,552,750
0.25%, 01/15/25	1,000,000	1,035,540
2.38%, 01/15/25	2,700,000	4,110,548
0.38%, 07/15/25	8,475,000	8,887,182
0.63%, 01/15/26	5,700,000	6,074,985
2.38%, 01/15/27	500,000	732,402
1.75%, 01/15/28	6,300,000	8,478,777
2.50%, 01/15/29	7,100,000	10,114,034
2.13%, 02/15/40	920,000	1,364,858
1.38%, 02/15/44	1,920,000	2,355,342
0.75%, 02/15/45	4,110,000	4,336,929
1.00%, 02/15/46	2,330,000	2,618,686

		77,400,134

U.S. Treasury Notes
0.63%, 11/30/17	1,390,000	1,389,159
0.88%, 11/30/17	1,600,000	1,603,406
0.75%, 12/31/17	700,000	700,438
0.75%, 01/31/18	5,200,000	5,202,844
0.75%, 02/28/18	1,870,000	1,870,804
0.75%, 07/31/18Δ	3,180,000	3,179,504
1.50%, 08/31/18	1,410,000	1,429,304
1.38%, 03/31/20	1,840,000	1,864,365
1.63%, 06/30/20	6,060,000	6,193,156
1.63%, 07/31/20	4,100,000	4,189,770
2.63%, 11/15/20	670,000	711,378
1.38%, 01/31/21	110,000	111,220
1.38%, 04/30/21Δ	1,400,000	1,414,875
1.13%, 06/30/21	80,000	79,917
1.13%, 08/31/21	5,840,000	5,834,756
1.75%, 03/31/22	4,040,000	4,145,024
2.13%, 06/30/22	330,000	345,224
1.50%, 02/28/23	3,620,000	3,648,634
1.38%, 06/30/23Δ	8,520,000	8,506,351
1.25%, 07/31/23	3,710,000	3,671,668
1.38%, 08/31/23	5,280,000	5,263,706
1.38%, 09/30/23	4,580,000	4,562,825
2.25%, 11/15/24	3,590,000	3,791,098
1.63%, 05/15/26	200,000	200,305
1.50%, 08/15/26Δ	2,430,000	2,406,461

		72,316,192

Total U.S. Treasury Obligations (Cost $199,783,029)		208,497,257

	Shares
PREFERRED STOCK — 0.0%
GMAC Capital Trust I
6.60%, 02/15/40† (Cost $345,587)	13,929	353,936

58	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 9.1%
GuideStone Money Market Fund (Investor Class)¥	34,494,959	$34,494,959
Northern Institutional Liquid Assets Portfolio§	43,131,621	43,131,621

Total Money Market Funds (Cost $77,626,580)		77,626,580

TOTAL INVESTMENTS — 116.7% (Cost $982,425,053)		1,001,724,525

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $132.50, Expires 11/25/16 (GSC)	(73)	(28,516)
10-Year U.S. Treasury Note, Strike Price $133.00, Expires 11/25/16 (GSC)	(196)	(58,188)
5-Year U.S. Treasury Note, Strike Price $122.25, Expires 10/21/16 (MLCS)	(101)	(6,313)
Long U.S. Treasury Bond, Strike Price $172.00, Expires 11/25/16 (GSC)	(54)	(66,656)
Long U.S. Treasury Bond, Strike Price $174.00, Expires 10/21/16 (GSC)	(18)	(3,375)
Long U.S. Treasury Bond, Strike Price $176.00, Expires 11/25/16 (MLCS)	(12)	(6,187)
Long U.S. Treasury Bond, Strike Price $178.00, Expires 11/25/16 (GSC)	(24)	(8,625)

		(177,860)

	Notional Amount
Call Swaption — 0.0%
3-Month LIBOR, Strike Price 0.77%, Expires 12/21/16 (MSCS)	$(1,680,000,000)	(7,192)

	Number of Contracts
Put Options — 0.0%
Long U.S. Treasury Bond, Strike Price $161.00, Expires 10/21/16 (GSC)	(52)	(5,688)

	Notional Amount
U.S. Dollar vs. Russian Ruble, Strike Price $87.00, Expires 12/08/16 (HKSB)	$(700)	(1)

		(5,689)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (GSC)	(230,000,000)	(6,182)
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (MSCS)	(710,000,000)	(19,085)

		(25,267)

Total Written Options (Premiums received $(590,742))		(216,008)

	Par
TBA SALE COMMITMENTS — (0.2)%
Federal National Mortgage Association
3.50%, 10/01/46 TBA	(700,000)	(738,609)
Government National Mortgage Association
3.00%, 10/01/46 TBA	(1,000,000)	(1,047,142)

Total TBA Sale Commitments (Proceeds $(1,782,457))		(1,785,751)

Liabilities in Excess of Other Assets — (16.5)%		(141,464,120)

NET ASSETS — 100.0%		$858,258,646

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2016:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	430,000	$(5,305)	$(1,311)	$(3,994)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	220,000	(2,714)	(717)	(1,997)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	190,000	(2,343)	(249)	(2,094)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	190,000	(2,343)	(317)	(2,026)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	180,000	(2,221)	(218)	(2,003)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	140,000	(1,727)	(381)	(1,346)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	130,000	(1,603)	(110)	(1,493)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	120,000	(1,480)	(112)	(1,368)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	JPM	USD	120,000	(1,480)	(197)	(1,283)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	80,000	(987)	(160)	(827)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	JPM	USD	60,000	(740)	(112)	(628)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	20,000	(247)	(64)	(183)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	950,000	(11,578)	—	(11,578)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	250,000	(3,047)	(904)	(2,143)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	210,000	(2,559)	(802)	(1,757)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,462)	(415)	(1,047)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,462)	(422)	(1,040)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,462)	(843)	(619)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(975)	(665)	(310)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(731)	(209)	(522)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(731)	(205)	(526)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	50,000	(609)	(187)	(422)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	30,000	(366)	(98)	(268)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	20,000	(244)	(72)	(172)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	10,000	(122)	(34)	(88)
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(5,695)	3,069	(8,764)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	340,000	(2,269)	509	(2,778)

60	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	BOA	USD	300,000	$(2,003)	$1,499	$(3,502)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	CITI	USD	270,000	(1,803)	1,998	(3,801)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	100,000	(668)	714	(1,382)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	90,000	(601)	702	(1,303)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	CITI	USD	60,000	(401)	357	(758)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	60,000	(401)	286	(687)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	BOA	USD	460,000	(996)	5,081	(6,077)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	270,000	(585)	1,322	(1,907)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	160,000	(346)	339	(685)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	160,000	(346)	1,468	(1,814)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	150,000	(325)	734	(1,059)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	130,000	(281)	1,322	(1,603)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	110,000	(238)	245	(483)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	90,000	(195)	796	(991)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	80,000	(173)	810	(983)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	70,000	(152)	729	(881)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	BOA	USD	60,000	(130)	526	(656)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	60,000	(130)	664	(794)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	60,000	(130)	210	(340)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	60,000	(130)	216	(346)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	60,000	(130)	541	(671)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	40,000	(87)	85	(172)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	40,000	(87)	386	(473)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	30,000	(64)	(230)	166
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	30,000	(65)	265	(330)

						$(66,969)	$15,839	$(82,808)

See Notes to Schedules of Investments.	61

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	0.60%	(1.04)%	05/20/17	DEUT	USD	1,000,000	$6,664	$—	$6,664
Volkswagon International, 5.375% due 05/22/18	0.36%	(1.00)%	12/20/17	JPM	EUR	900,000	8,433	(9,850)	18,283

							$15,097	$(9,850)	$24,947

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
CDX.NA.IG26 Index	(0.50)%	06/20/21	ICE	USD	1,350,000	$(71,161)	$(48,382)	$(22,779)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
CMBX.NA.AAA.1 Index	0.68%	(0.50)%	10/17/57	GSC	USD	1,700,000	$(41,296)	$(101,148)	$59,852
CMBX.NA.AAA.1 Index	0.68%	(0.50)%	10/17/57	DEUT	USD	1,700,000	(41,315)	(115,007)	73,692
CMBX.NA.AAA.1 Index	0.59%	(0.50)%	01/17/47	GSC	USD	1,700,000	(25,890)	(74,065)	48,175

							$(108,501)	$(290,220)	$181,719

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
MXN-TIIE-Banxico	3.91%	11/07/16	CME	MXN	15,260,000	$(2,363)	$—	$(2,363)
MXN-TIIE-Banxico	3.92%	11/08/16	CME	MXN	6,490,000	(1,005)	—	(1,005)
MXN-TIIE-Banxico	3.90%	11/09/16	CME	MXN	13,130,000	(2,018)	—	(2,018)
Brazil CETIP Interbank Deposit	12.27%	01/02/17	DEUT	BRL	20,000	(77)	—	(77)
Brazil CETIP Interbank Deposit	12.65%	01/02/17	DEUT	BRL	10,000	(9)	—	(9)
3-Month KORIBOR	2.88%	03/07/17	MLCS	KRW	706,340,000	4,881	—	4,881
3-Month KORIBOR	2.53%	10/15/17	DEUT	KRW	3,619,650,000	38,061	—	38,061
3-Month KORIBOR	2.17%	10/28/17	CITI	EUR	382,410,000	3,723	—	3,723
6-Month WIBOR	1.61%	09/21/18	LCH	USD	13,340,000	(7,783)	(1,141)	(6,642)
3-Month KLIBOR	(3.88)%	11/14/18	DEUT	MYR	860,000	(2,315)	—	(2,315)
3-Month KLIBOR	(3.92)%	11/19/18	MLCS	MYR	960,000	(2,842)	—	(2,842)
3-Month KLIBOR	(3.97)%	12/11/18	JPM	MYR	1,570,000	(5,274)	—	(5,274)
3-Month LIBOR	(1.50)%	05/15/19	CME	USD	17,700,000	(62,118)	(5,452)	(56,666)
3-Month LIBOR	(1.50)%	06/15/19	JPM	USD	53,500,000	(237,497)	(202,765)	(34,732)
3-Month LIBOR	(2.00)%	12/16/19	CME	USD	3,500,000	(120,930)	(16,125)	(104,805)
3-Month LIBOR	(2.00)%	12/16/20	LCH	USD	13,600,000	(558,425)	59,044	(617,469)
3-Month LIBOR	(2.25)%	12/16/22	LCH	USD	19,700,000	(1,293,568)	158,581	(1,452,149)
3-Month KLIBOR	(4.49)%	08/14/23	DEUT	PLN	220,000	(2,873)	—	(2,873)
3-Month KLIBOR	(4.33)%	09/26/23	JPM	MYR	370,000	(3,894)	—	(3,894)
3-Month KLIBOR	(4.45)%	11/15/23	LCH	MYR	600,000	(7,519)	—	(7,519)
3-Month KORIBOR	(3.47)%	01/08/24	JPM	KRW	172,160,000	(25,813)	—	(25,813)
3-Month KORIBOR	(3.45)%	01/15/24	JPM	KRW	71,390,000	(10,534)	—	(10,534)
3-Month LIBOR	(2.35)%	08/05/25	CME	USD	400,000	(32,546)	—	(32,546)
3-Month LIBOR	(2.50)%	12/16/25	LCH	USD	1,500,000	(150,373)	22,759	(173,132)

62	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	(1.75)%	12/21/26	LCH	USD	5,900,000	$(144,746)	$(97,960)	$(46,786)
3-Month LIBOR	(1.75)%	12/21/26	LCH	USD	700,000	17,173	(13,144)	30,317
3-Month LIBOR	6.00%	03/03/27	CME	PLN	7,860,000	(14,807)	(10,447)	(4,360)
United Kingdom Retail Price Index	3.14%	01/14/30	GSC	GBP	1,410,000	16,485	—	16,485
United Kingdom Retail Price Index	(3.53)%	12/15/44	CS	GBP	100,000	23,514	787	22,727
United Kingdom Retail Price Index	3.45%	12/15/44	CS	USD	100,000	17,174	(341)	17,515
3-Month LIBOR	(2.75)%	12/16/45	CME	USD	15,200,000	(3,479,355)	473,017	(3,952,372)
3-Month LIBOR	(2.50)%	06/15/46	LCH	USD	3,700,000	(645,431)	(196,587)	(448,844)
3-Month LIBOR	(2.50)%	06/15/46	CME	USD	300,000	(51,671)	(12,920)	(38,751)
3-Month LIBOR	(2.25)%	12/21/46	CME	USD	600,000	(62,891)	(48,831)	(14,060)

						$(6,807,666)	$108,475	$(6,916,141)

Total Swap agreements outstanding at September 30, 2016						$(7,039,200)	$(224,138)	$(6,815,062)

See Notes to Schedules of Investments.	63

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$10,315,348	$—	$10,315,348	$—
Asset-Backed Securities	43,258,089	—	31,278,980	11,979,109
Certificates of Deposit	9,199,140	—	9,199,140	—
Corporate Bonds	189,015,566	—	186,928,354	2,087,212
Foreign Bonds:
Argentina	488,290	—	488,290	—
Australia	3,572,891	—	3,572,891	—
Austria	230,625	—	230,625	—
Belgium	425,620	—	425,620	—
Bermuda	683,823	—	683,823	—
Brazil	4,933,645	—	4,933,645	—
Canada	2,561,993	—	2,561,993	—
Cayman Islands	724,179	—	724,179	—
Chile	1,706,411	—	1,706,411	—
China	1,606,278	—	1,606,278	—
Colombia	1,477,806	—	1,477,806	—
Denmark	5,530,522	—	5,530,522	—
Dominican Republic	656,375	—	623,297	33,078
France	10,522,975	—	10,522,975	—
Germany	3,444,033	—	3,444,033	—
Greece	882,817	—	882,817	—
Guernsey	2,124,579	—	2,124,579	—
India	549,869	—	549,869	—
Indonesia	1,283,690	—	1,283,690	—
Ireland	4,175,281	—	4,175,281	—
Israel	2,382,121	—	2,382,121	—
Italy	2,579,706	—	2,579,706	—
Japan	3,242,913	—	3,242,913	—
Jersey	2,298,809	—	2,298,809	—
Jordan	1,264,410	—	1,264,410	—
Luxembourg	338,950	—	338,950	—
Mexico	10,580,676	—	10,580,676	—
Morocco & Antilles	457,576	—	457,576	—
Netherlands	7,338,474	—	7,338,474	—
Peru	664,050	—	664,050	—
Poland	4,378,605	—	4,378,605	—
Russia	2,610,332	—	2,610,332	—
South Korea	1,751,845	—	1,751,845	—
Spain	1,121,499	—	1,121,499	—
Supranational	398,273	—	398,273	—
Sweden	1,622,558	—	1,622,558	—
Switzerland	1,743,201	—	1,743,201	—
Turkey	1,614,514	—	231,000	1,383,514
United Kingdom	17,476,083	—	17,476,083	—
Virgin Islands (British)	831,193	—	831,193	—
Foreign Government Inflation-Linked Bond	821,968	—	—	821,968
Loan Agreement	309,892	—	309,892	—
Money Market Funds	77,626,580	77,626,580	—	—
Mortgage-Backed Securities	341,726,554	—	337,093,296	4,633,258
Municipal Bonds	8,146,431	—	8,146,431	—
Preferred Stock	353,936	353,936	—	—

64	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$176,274	$116,594	$59,680	$—
U.S. Treasury Obligations	208,497,257	—	208,497,257	—

Total Assets — Investments in Securities	$1,001,724,525	$78,097,110	$902,689,276	$20,938,139

Other Financial Instruments***
Forward Foreign Currency Contracts	$160,605	$—	$160,605	$—

Total Assets — Other Financial Instruments	$160,605	$—	$160,605	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(1,785,751)	$—	$(1,785,751)	$—
Written Options	(216,008)	(183,547)	(32,461)	—

Total Liabilities — Investments in Securities	$(2,001,759)	$(183,547)	$(1,818,212)	$—

Other Financial Instruments***
Futures Contracts	$(2,436,855)	$(2,436,855)	$—	$—
Swap Agreements	(7,039,200)	—	(7,013,310)	(25,890)

Total Liabilities — Other Financial Instruments	$(9,476,055)	$(2,436,855)	$(7,013,310)	$(25,890)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 2 as of September 30, 2016 is $(1).

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	65

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Note	Mortgage-Backed Securities	Swap Agreements
Balance, 12/31/15	$18,774,556	$6,817,202	$313,338	$1,500,945	$—	$10,143,071	$—
Accrued discounts/premiums	18,901	14,034	31	(1,217)	—	4,440	1,613
Realized gain (loss)	(1,045,936)	(974,593)	(184)	(758)	—	(70,401)	—
Change in unrealized appreciation (depreciation)	(269,031)	1,058,562	2,280	(693)	—	(1,377,355)	48,175
Purchases	10,513,837	6,989,747	—	—	—	1,899,768	1,624,322
Sales	(7,900,427)	(2,018,762)	—	(57,044)	—	(4,124,621)	(1,700,000)
Transfers in to Level 3(1)	3,577,204	950,410	1,771,747	33,079	821,968	—	—
Transfers out of Level 3(2)	(2,022,164)	(354,687)	—	—	—	(1,667,477)	—
Maturities	—	—	—	—	—	—	—
Paydowns	(734,691)	(502,804)	—	(57,720)	—	(174,167)	—

Balance, 09/30/16	$20,912,249	$11,979,109	$2,087,212	$1,416,592	$821,968	$4,633,258	$(25,890)

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

66	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.1%
Citibank Credit Card Issuance Trust Series 2007-A3
6.15%, 06/15/39
(Cost $3,013,966)	$2,300,000	$3,349,134

CORPORATE BONDS — 42.8%
21st Century Fox America, Inc.
4.75%, 09/15/44	1,847,000	2,030,727
AbbVie, Inc.
4.70%, 05/14/45	1,154,000	1,247,587
AES Corporation
4.88%, 05/15/23	145,000	147,900
Aetna, Inc.
4.38%, 06/15/46	1,107,000	1,164,048
Aflac, Inc.
6.45%, 08/15/40	1,255,000	1,705,704
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29Δ	105,000	116,681
Alcoa, Inc.
5.87%, 02/23/22	10,000	10,800
6.75%, 01/15/28Δ	235,000	257,912
5.95%, 02/01/37	85,000	85,892
Ally Financial, Inc.
8.00%, 11/01/31	177,000	219,038
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	433,709	444,510
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 07/15/25	722,679	754,296
American International Group, Inc.
4.38%, 01/15/55Δ	1,073,000	1,018,630
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	290,344
Antero Resources Corporation
5.38%, 11/01/21	125,000	127,031
5.13%, 12/01/22Δ	35,000	35,438
Anthem, Inc.
6.38%, 06/15/37	1,208,000	1,584,795
Apple, Inc.
4.38%, 05/13/45	676,000	747,791
AT&T, Inc.
4.50%, 05/15/35	529,000	557,551
4.30%, 12/15/42	1,242,000	1,229,815
4.75%, 05/15/46	3,004,000	3,156,162
Bank of America Corporation
6.11%, 01/29/37	900,000	1,103,413
Bank of America NA
6.00%, 10/15/36	2,900,000	3,736,050
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONVΔ	80,000	79,350
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34@Δ	872,243	444,432
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	970,566
California Institute of Technology
4.70%, 11/01/11	2,010,000	2,204,992
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	279,825
6.88%, 01/15/28Δ	65,000	62,969
7.65%, 03/15/42Δ	295,000	255,912
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	25,000	23,656
6.88%, 11/15/20	15,000	14,100
4.88%, 04/15/22Δ	70,000	59,325
5.75%, 03/15/23Δ	20,000	17,100
2.50%, 05/15/37 CONV	33,000	33,124
2.25%, 12/15/38 CONV	50,000	47,062
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	196,850
Citigroup, Inc.
4.60%, 03/09/26Δ	618,000	661,272
8.13%, 07/15/39	895,000	1,411,568
Cliffs Natural Resources, Inc.
8.00%, 09/30/20 144AΔ	55,000	54,175
ConocoPhillips Co.
4.30%, 11/15/44Δ	1,983,000	2,040,271
Continental Airlines 1999-2 Class B Pass-Through Trust
7.57%, 09/15/21	45	45
Continental Resources, Inc.
4.50%, 04/15/23Δ	10,000	9,650
3.80%, 06/01/24	65,000	59,800
Corning, Inc.
7.25%, 08/15/36	850,000	1,055,554
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,815,900
CVS Health Corporation
5.13%, 07/20/45	240,000	294,867
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,083,068
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	478,975
Devon Energy Corporation
5.00%, 06/15/45Δ	520,000	507,772
Diamond 1 Finance Corporation
6.02%, 06/15/26 144A	140,000	153,762
8.10%, 07/15/36 144A	180,000	212,151
8.35%, 07/15/46 144A	130,000	156,133
Dillard’s, Inc.
7.00%, 12/01/28	500,000	571,250
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,508,131
DPL, Inc.
6.75%, 10/01/19Δ	173,000	179,488
Enbridge Energy Partners LP
7.38%, 10/15/45	1,000,000	1,264,490
Energy Transfer Partners LP
5.15%, 03/15/45	1,128,000	1,048,594
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	642,351
4.95%, 10/15/54	515,000	522,906
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,182,500
Ford Motor Co.
6.63%, 10/01/28	680,000	856,115
6.38%, 02/01/29Δ	1,255,000	1,541,495
Freeport-McMoRan, Inc.
5.45%, 03/15/43Δ	160,000	129,200

See Notes to Schedules of Investments.	67

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FTS International, Inc.
6.25%, 05/01/22	$90,000	$34,875
General Electric Co.
6.75%, 03/15/32	573,000	806,548
5.88%, 01/14/38	150,000	201,298
General Motors Co.
5.20%, 04/01/45	30,000	31,323
6.75%, 04/01/46	55,000	69,199
General Motors Financial Co., Inc.
3.45%, 04/10/22Δ	130,000	132,020
5.25%, 03/01/26Δ	250,000	275,075
Genworth Holdings, Inc.
4.90%, 08/15/23	115,000	96,312
4.80%, 02/15/24	45,000	37,238
6.50%, 06/15/34Δ	50,000	41,000
Global Marine, Inc.
7.00%, 06/01/28Δ	20,000	14,100
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	638,620
Halliburton Co.
5.00%, 11/15/45	877,000	961,025
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,132,500
7.05%, 12/01/27	500,000	534,375
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 144A	135,000	139,778
HSBC Bank USA NA
7.00%, 01/15/39	2,248,000	3,047,429
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	2,114,378
International Paper Co.
8.70%, 06/15/38	1,050,000	1,557,541
iStar, Inc. REIT
7.13%, 02/15/18	180,000	188,325
Jefferies Group LLC
6.45%, 06/08/27	50,000	56,717
3.88%, 11/01/29 CONVΔ	65,000	66,138
6.25%, 01/15/36	185,000	193,367
6.50%, 01/20/43	1,990,000	2,083,626
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	286,485
5.60%, 07/15/41	2,547,000	3,267,898
4.95%, 06/01/45	1,912,000	2,146,851
KB Home
1.38%, 02/01/19 CONVΔ	95,000	92,862
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	291,364
Kinder Morgan, Inc.
5.55%, 06/01/45	1,468,000	1,511,422
Kraft Heinz Foods Co.
6.88%, 01/26/39	267,000	371,818
6.50%, 02/09/40	1,000,000	1,346,740
5.20%, 07/15/45	655,000	777,699
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,746,213
Lockheed Martin Corporation
4.70%, 05/15/46	1,238,000	1,477,141
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	258,629
Marathon Petroleum Corporation
5.00%, 09/15/54	1,241,000	1,092,590
Masco Corporation
7.75%, 08/01/29	275,000	329,312
6.50%, 08/15/32	55,000	60,638
McDonald’s Corporation
4.88%, 12/09/45	828,000	964,893
Medtronic, Inc.
4.63%, 03/15/45	1,852,000	2,181,565
MetLife, Inc.
5.88%, 02/06/41	500,000	620,527
6.40%, 12/15/66	310,000	343,906
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	108,800
Microsoft Corporation
4.45%, 11/03/45	1,566,000	1,784,919
Monsanto Co.
4.70%, 07/15/64	537,000	515,210
Morgan Stanley
4.75%, 11/16/18(A)	295,000	234,913
3.13%, 08/05/21(C)	235,000	187,481
4.10%, 05/22/23	300,000	317,639
6.25%, 08/09/26	600,000	753,701
4.35%, 09/08/26	410,000	438,603
4.30%, 01/27/45	1,092,000	1,173,816
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	54,980
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	128,356
Navient Corporation
5.00%, 06/15/18Δ	335,000	335,838
5.88%, 10/25/24	30,000	27,450
5.63%, 08/01/33@	1,460,000	1,168,000
New Albertsons, Inc.
7.45%, 08/01/29	55,000	54,175
8.70%, 05/01/30Δ	25,000	25,500
8.00%, 05/01/31Δ	295,000	295,738
Newell Brands, Inc.
4.00%, 12/01/24Δ	200,000	212,834
Newell Rubbermaid, Inc.
5.38%, 04/01/36Δ	317,000	372,745
Noble Energy, Inc.
5.05%, 11/15/44	1,016,000	1,006,819
Old Republic International Corporation
4.88%, 10/01/24	230,000	249,517
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	85,000	86,594
ONEOK Partners LP
4.90%, 03/15/25Δ	20,000	21,551
6.20%, 09/15/43	5,000	5,543
Owens Corning
7.00%, 12/01/36	2,360,000	2,988,038
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,298,482
Plains All American Pipeline LP
4.90%, 02/15/45	995,000	915,060
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	110,000	118,388
Prudential Financial, Inc.
6.63%, 06/21/40	1,236,000	1,607,921
PulteGroup, Inc.
6.38%, 05/15/33Δ	1,000,000	1,046,667
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	125,000	124,688

68	See Notes to Schedules of Investments.

	Par	Value
Qwest Corporation
7.25%, 09/15/25Δ	$490,000	$537,113
6.88%, 09/15/33	1,918,000	1,916,845
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	26,469
Sealed Air Corporation
4.88%, 12/01/22 144A	10,000	10,538
Sempra Energy
6.00%, 10/15/39	991,000	1,271,317
SM Energy Co.
5.00%, 01/15/24Δ	15,000	14,175
Southern Co.
4.40%, 07/01/46	1,723,000	1,866,981
Sprint Capital Corporation
6.88%, 11/15/28Δ	1,025,000	967,344
8.75%, 03/15/32	20,000	20,500
Sprint Communications, Inc.
6.00%, 11/15/22Δ	40,000	37,300
Sprint Corporation
7.13%, 06/15/24Δ	15,000	14,700
Tenet Healthcare Corporation
5.00%, 03/01/19Δ	225,000	221,062
Textron, Inc.
6.63%, 04/07/20(U)	160,000	236,856
Time Warner Cable, Inc.
5.50%, 09/01/41	25,000	26,777
4.50%, 09/15/42	45,000	43,102
Time Warner, Inc.
4.85%, 07/15/45	1,039,000	1,166,127
Toro Co.
6.63%, 05/01/37@	300,000	360,619
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 144A	455,000	590,071
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27Δ	108,414	115,461
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	76,475
University of Pennsylvania
4.67%, 09/01/12	3,234,000	3,718,754
Unum Group
5.75%, 08/15/42	1,747,000	1,983,086
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	367,745	423,366
Verizon Communications, Inc.
6.00%, 04/01/41	1,543,000	1,950,614
5.01%, 08/21/54	491,000	544,608
4.67%, 03/15/55	580,000	612,916
Visa, Inc.
4.30%, 12/14/45	1,798,000	2,083,312
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,881,147
WestRock MWV LLC
7.55%, 03/01/47@	515,000	662,484
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	738,778

Total Corporate Bonds (Cost $109,030,778)		126,303,084

FOREIGN BONDS — 15.6%
Australia — 1.2%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	2,600,000	2,980,666
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	590,271
3.50%, 03/20/19(A)	60,000	47,924

		3,618,861

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	795,820

Canada — 3.7%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	677,950
Canadian Government Bond Residual STRIP
0.90%, 06/01/25(C)Ω	3,685,000	2,605,467
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	807,000	800,485
Ontario Generic Residual STRIP
2.46%, 03/08/29(C)Ω	4,600,000	2,619,926
Saskatchewan Residual STRIP
1.63%, 02/04/22(C)Ω	3,000,000	2,121,403
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,970,189

		10,795,420

Cayman Islands — 0.1%
Transocean, Inc.
5.05%, 10/15/22Δ	205,000	161,694
6.80%, 03/15/38	20,000	13,200

		174,894

Ireland — 0.9%
GE Capital International Funding Co.
4.42%, 11/15/35	2,405,000	2,704,658

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33Δ	755,000	771,988
6.00%, 09/30/34	1,010,000	1,005,202

		1,777,190

Luxembourg — 0.4%
ArcelorMittal
8.00%, 10/15/39	215,000	233,275
7.75%, 03/01/41 STEPΔ	975,000	1,021,312

		1,254,587

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	304,104

Mexico — 0.8%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	131,275
8.46%, 12/18/36(M)	12,000,000	615,456
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,236,685
10.00%, 12/05/24(M)	3,500,000	228,369
7.50%, 06/03/27(M)	3,500,000	200,048

See Notes to Schedules of Investments.	69

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.50%, 05/31/29(M)	$500,000	$30,877
7.75%, 05/29/31(M)	1,000,000	58,444

		2,501,154

Netherlands — 2.7%
Cooperatieve Rabobank UA
4.63%, 12/01/23	2,996,000	3,240,348
5.25%, 05/24/41	1,023,000	1,262,708
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	132,506
6.00%, 10/07/39 144A	500,000	606,688
Koninklijke Philips NV
6.88%, 03/11/38	2,000,000	2,655,264
Petrobras Global Finance BV
5.63%, 05/20/43	120,000	91,200

		7,988,714

New Zealand — 0.2%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	738,988

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17 144A(K)	7,670,000	981,723
4.50%, 05/22/19 144A(K)	265,000	36,413
3.75%, 05/25/21 144A(K)	196,000	27,698

		1,045,834

Spain — 0.8%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20Δ	75,000	82,744
7.05%, 06/20/36	1,720,000	2,262,966

		2,345,710

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,363,741

United Kingdom — 2.6%
Barclays PLC
3.65%, 03/16/25	2,700,000	2,673,713
5.25%, 08/17/45	1,494,000	1,689,066
Ensco PLC
5.75%, 10/01/44	1,540,000	948,155
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,056,000	1,141,130
Standard Chartered PLC
5.70%, 03/26/44 144A	1,100,000	1,174,781

		7,626,845

Total Foreign Bonds (Cost $44,151,747)		46,036,520

MUNICIPAL BONDS — 0.7%
State of Illinois, General Obligation
5.10%, 06/01/33	235,000	226,775
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	1,768,000	1,945,207

Total Municipal Bonds (Cost $1,967,406)		2,171,982

U.S. TREASURY OBLIGATIONS — 35.9%
U.S. Treasury Bonds
4.38%, 05/15/40	5,586,000	7,808,072
2.75%, 11/15/42	1,200,000	1,306,805
2.88%, 05/15/43	1,691,000	1,883,417
3.13%, 08/15/44	20,505,000	23,936,389
3.00%, 11/15/44Δ	4,206,400	4,797,269
2.88%, 08/15/45	7,135,000	7,948,832
3.00%, 11/15/45	8,295,000	9,467,639
2.50%, 02/15/46Δ	10,532,800	10,890,336
2.50%, 05/15/46Δ	12,822,200	13,271,477

		81,310,236

U.S. Treasury Notes
1.25%, 03/31/21	2,255,000	2,267,156
2.13%, 05/15/25	5,858,000	6,125,617
1.63%, 05/15/26	12,252,000	12,270,660
1.50%, 08/15/26Δ	3,927,000	3,888,959

		24,552,392

Total U.S. Treasury Obligations (Cost $101,479,875)		105,862,628

	Shares
PREFERRED STOCKS — 0.1%
Alcoa, Inc.
5.38%, 10/01/17 CONVΔ	1,660	54,265
Chesapeake Energy Corporation
5.00%, 12/31/49 CONVΔ	620	27,900
5.75%, 12/31/49 CONV 144AΔ	80	41,650
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONVΔ	5,350	267,500

Total Preferred Stocks (Cost $435,264)		391,315

MONEY MARKET FUNDS — 5.4%
GuideStone Money Market Fund (Investor Class)¥	10,075,773	10,075,773
Northern Institutional Liquid Assets Portfolio§	5,867,861	5,867,861

Total Money Market Funds (Cost $15,943,634)		15,943,634

TOTAL INVESTMENTS — 101.6% (Cost $276,022,670)		300,058,297
Liabilities in Excess of Other Assets — (1.6)%		(4,792,078)

NET ASSETS — 100.0%		$295,266,219

70	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,349,134	$—	$3,349,134	$—
Corporate Bonds	126,303,084	—	126,303,039	45
Foreign Bonds	46,036,520	—	46,036,520	—
Money Market Funds	15,943,634	15,943,634	—	—
Municipal Bonds	2,171,982	—	2,171,982	—
Preferred Stocks	391,315	391,315	—	—
U.S. Treasury Obligations	105,862,628	—	105,862,628	—

Total Assets — Investments in Securities	$300,058,297	$16,334,949	$283,723,303	$45

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2016.

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
CORPORATE BONDS — 44.3%
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	$70,000	$73,039
6.13%, 09/15/23 144AΔ	60,000	65,955
AECOM
5.75%, 10/15/22	55,000	58,042
5.88%, 10/15/24	55,000	58,712
AES Corporation
4.88%, 05/15/23	1,350,000	1,377,000
Alcoa, Inc.
5.87%, 02/23/22	5,000	5,400
5.90%, 02/01/27	825,000	886,875
6.75%, 01/15/28	1,380,000	1,514,550
5.95%, 02/01/37	65,000	65,682
Ally Financial, Inc.
5.50%, 02/15/17	70,000	70,939
8.00%, 12/31/18	104,000	114,920
3.50%, 01/27/19	1,000,000	1,011,250
8.00%, 03/15/20	161,000	184,345
5.13%, 09/30/24Δ	920,000	977,500
8.00%, 11/01/31	345,000	426,938
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 07/15/25	1,834,109	1,914,351
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,900,281
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	150,000	159,375
Anadarko Petroleum Corporation
6.38%, 09/15/17	11,000	11,471
3.45%, 07/15/24Δ	135,000	133,389
4.50%, 07/15/44	215,000	198,014
Antero Resources Corporation
5.38%, 11/01/21	365,000	370,931
5.13%, 12/01/22	475,000	480,938
5.63%, 06/01/23	155,000	158,681
Anthem, Inc.
6.38%, 06/15/37	221,000	289,933
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	348,975
AT&T, Inc.
3.88%, 08/15/21	60,000	64,838
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	519,800
Avon Products, Inc.
8.95%, 03/15/43	115,000	94,588
Bank of America Corporation
5.49%, 03/15/19	100,000	108,169
4.25%, 10/22/26	100,000	106,312
6.05%, 06/01/34	700,000	839,920
6.11%, 01/29/37	1,300,000	1,593,818
6.50%, 10/29/49†Δ	920,000	997,625
5.20%, 12/29/49†Δ	300,000	292,500
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	1,176,915
Beazer Homes USA, Inc.
7.25%, 02/01/23Δ	50,000	50,000
Berry Petroleum Co. LLC
6.38%, 09/15/22#@Δ	60,000	34,200
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,665,137
Blue Cube Spinco, Inc.
10.00%, 10/15/25 144AΔ	1,525,000	1,807,125
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	196,500
Braskem America Finance Co.
7.13%, 07/22/41Δ	900,000	955,125
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONVΔ	195,000	193,416
CalAmp Corporation
1.63%, 05/15/20 CONVΔ	10,000	9,300
CalAtlantic Group, Inc.
0.25%, 06/01/19 CONV	140,000	130,375
Calpine Corporation
5.88%, 01/15/24 144A	274,000	290,782
Care Capital Properties LP REIT
5.13%, 08/15/26 144A	220,000	220,386
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	320,000	318,400
CBC Ammo LLC
7.25%, 11/15/21 144AΔ	350,000	343,000
CCO Holdings LLC
5.38%, 05/01/25 144A	130,000	136,662
Celgene Corporation
5.00%, 08/15/45	310,000	350,423
Cemex Finance LLC
9.38%, 10/12/22Δ	550,000	605,688
Cengage Learning, Inc.
9.50%, 06/15/24 144A	430,000	439,675
Centene Corporation
5.63%, 02/15/21	300,000	318,750
4.75%, 05/15/22	250,000	259,375
6.13%, 02/15/24	200,000	217,500
Century Intermediate Holding Co. 2 Cash coupon
9.75%, 02/15/19 PIK 144A	130,000	132,762
CenturyLink, Inc.
5.63%, 04/01/20Δ	295,000	313,069
7.60%, 09/15/39	810,000	708,750
7.65%, 03/15/42	165,000	143,138
Chemours Co.
6.63%, 05/15/23	1,055,000	1,033,900
7.00%, 05/15/25Δ	195,000	192,562
Chesapeake Energy Corporation
7.25%, 12/15/18Δ	80,000	81,600
3.93%, 04/15/19†	20,000	18,800
6.63%, 08/15/20	145,000	137,206
6.88%, 11/15/20	5,000	4,700
6.13%, 02/15/21	665,000	613,462
5.38%, 06/15/21	80,000	70,000
4.88%, 04/15/22Δ	2,620,000	2,220,450
5.75%, 03/15/23Δ	800,000	684,000
2.50%, 05/15/37 CONV	67,000	67,251
2.25%, 12/15/38 CONV	1,560,000	1,468,350
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,090,000	2,088,694
3.75%, 10/15/18 CONV 144A	415,000	527,050
Cincinnati Bell, Inc.
7.00%, 07/15/24 144A	355,000	364,762

72	See Notes to Schedules of Investments.

	Par	Value
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	$155,000	$148,219
CIT Group, Inc.
5.00%, 08/15/22	500,000	532,500
5.00%, 08/01/23Δ	670,000	711,038
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	489,130
3.50%, 05/15/23	1,305,000	1,342,653
5.35%, 04/29/49†Δ	360,000	356,220
5.95%, 12/29/49†	250,000	255,338
6.30%, 12/29/49†	1,330,000	1,368,238
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	345,000	343,706
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	115,775
Cliffs Natural Resources, Inc.
8.00%, 09/30/20 144A	748,000	736,780
CME Group, Inc.
5.30%, 09/15/43	860,000	1,103,562
Comcast Corporation
5.15%, 03/01/20	170,000	190,705
Communications Sales & Leasing, Inc. REIT
8.25%, 10/15/23Δ	170,000	179,263
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A@	70,000	32,900
ConocoPhillips
6.50%, 02/01/39	20,000	25,901
Consolidated Communications, Inc.
6.50%, 10/01/22	60,000	58,500
Continental Airlines 2007-1 Class A Pass-Through Trust
5.98%, 10/19/23	420,937	475,133
Continental Resources, Inc.
4.50%, 04/15/23	30,000	28,950
3.80%, 06/01/24	130,000	119,600
4.90%, 06/01/44	370,000	312,650
Crestwood Midstream Partners LP
6.00%, 12/15/20Δ	50,000	50,625
6.13%, 03/01/22	240,000	243,600
6.25%, 04/01/23Δ	80,000	81,400
Crown Americas LLC
4.25%, 09/30/26 144AΔ	250,000	250,625
CSC Holdings LLC
10.88%, 10/15/25 144A	1,070,000	1,254,575
CST Brands, Inc.
5.00%, 05/01/23	170,000	179,562
CTR Partnership LP REIT
5.88%, 06/01/21Δ	500,000	520,000
Cummins, Inc.
5.65%, 03/01/98	860,000	963,996
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,517,400
DaVita HealthCare Partners, Inc.
5.00%, 05/01/25	90,000	90,562
Delta Air Lines 2007-1 Class B Pass-Through Trust
8.02%, 12/10/24	50,671	57,768
Diamond 1 Finance Corporation
5.88%, 06/15/21 144A	500,000	531,450
7.13%, 06/15/24 144AΔ	290,000	319,152
6.02%, 06/15/26 144A	260,000	285,558
8.10%, 07/15/36 144A	440,000	518,591
8.35%, 07/15/46 144A	240,000	288,245
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,036,850
DISH DBS Corporation
5.88%, 07/15/22	600,000	618,138
5.00%, 03/15/23	410,000	399,750
5.88%, 11/15/24	1,510,000	1,496,788
7.75%, 07/01/26 144AΔ	290,000	308,850
DJO Finance LLC
8.13%, 06/15/21 144AΔ	830,000	773,975
Dollar Tree, Inc.
5.75%, 03/01/23Δ	920,000	990,196
DPL, Inc.
6.75%, 10/01/19Δ	390,000	404,625
DS Services of America, Inc.
10.00%, 09/01/21 144A	265,000	295,475
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	111,439
8.38%, 06/15/32	75,000	93,675
Embarq Corporation
8.00%, 06/01/36	995,000	1,009,408
Enbridge Energy Partners LP
5.88%, 10/15/25Δ	460,000	528,837
7.38%, 10/15/45	435,000	550,053
Enterprise Products Operating LLC
4.46%, 08/01/66†	60,000	56,631
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,457,020
Extraction Oil & Gas Holdings LLC
7.88%, 07/15/21 144AΔ	400,000	418,000
First Cash Financial Services, Inc.
6.75%, 04/01/21	40,000	42,000
First Data Corporation
7.00%, 12/01/23 144AΔ	260,000	275,600
FirstEnergy Corporation
7.38%, 11/15/31	185,000	240,948
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144A	630,000	648,900
9.75%, 05/01/20 144A	40,000	36,500
Ford Motor Co.
6.63%, 10/01/28	850,000	1,070,144
4.75%, 01/15/43Δ	530,000	551,163
Ford Motor Credit Co. LLC
4.39%, 01/08/26Δ	3,085,000	3,297,510
Freeport-McMoRan, Inc.
3.55%, 03/01/22	380,000	347,700
5.40%, 11/14/34	115,000	96,025
5.45%, 03/15/43	1,800,000	1,453,500
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144AΔ	750,000	853,125
Frontier Communications Corporation
11.00%, 09/15/25 144A	295,000	309,012
7.88%, 01/15/27	405,000	364,500
FTS International, Inc.
6.25%, 05/01/22	210,000	81,375

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GameStop Corporation
5.50%, 10/01/19 144AΔ	$295,000	$302,375
Gates Global LLC
6.00%, 07/15/22 144A	195,000	186,225
General Electric Co.
3.15%, 09/07/22	95,000	101,076
6.75%, 03/15/32	30,000	42,228
6.88%, 01/10/39	161,000	242,999
General Motors Co.
6.25%, 10/02/43	840,000	994,895
5.20%, 04/01/45	80,000	83,528
6.75%, 04/01/46	130,000	163,562
General Motors Financial Co., Inc.
4.38%, 09/25/21	120,000	128,310
3.45%, 04/10/22	300,000	304,662
5.25%, 03/01/26	625,000	687,688
Genesis Energy LP
5.63%, 06/15/24	130,000	128,050
Genworth Holdings, Inc.
4.90%, 08/15/23	250,000	209,375
4.80%, 02/15/24	105,000	86,888
6.50%, 06/15/34Δ	110,000	90,200
GEO Group, Inc. REIT
5.88%, 10/15/24Δ	100,000	86,500
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	959,351
Gilead Sciences, Inc.
4.00%, 09/01/36	480,000	490,455
4.75%, 03/01/46	820,000	918,649
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	31,725
Goldman Sachs Capital II
4.00%, 12/29/49†Δ	58,000	47,415
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	133,138
6.75%, 10/01/37	355,000	453,420
Goodyear Tire & Rubber Co.
5.13%, 11/15/23Δ	1,030,000	1,078,925
7.00%, 03/15/28	690,000	757,275
Guitar Center, Inc.
6.50%, 04/15/19 144A	310,000	274,350
Hanesbrands, Inc.
4.63%, 05/15/24 144AΔ	160,000	165,000
4.88%, 05/15/26 144A	150,000	154,125
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	90,000	68,175
Harris Corporation
5.05%, 04/27/45	460,000	528,911
HCA, Inc.
7.50%, 02/15/22	40,000	46,000
5.88%, 05/01/23	80,000	85,400
8.36%, 04/15/24	90,000	104,947
5.38%, 02/01/25	190,000	196,412
7.69%, 06/15/25	815,000	920,062
7.58%, 09/15/25	715,000	809,738
5.88%, 02/15/26Δ	880,000	939,400
5.25%, 06/15/26	500,000	532,500
7.05%, 12/01/27	20,000	21,375
7.50%, 11/06/33	205,000	223,194
7.75%, 07/15/36	120,000	130,650
Hercules, Inc.
6.50%, 06/30/29	250,000	226,250
Hexion, Inc.
9.00%, 11/15/20	185,000	135,281
Hiland Partners Holdings LLC
7.25%, 10/01/20 144A	545,000	564,756
Hilton Worldwide Finance LLC
5.63%, 10/15/21Δ	380,000	391,428
IASIS Healthcare LLC
8.38%, 05/15/19	530,000	482,300
Iconix Brand Group, Inc.
1.50%, 03/15/18 CONVΔ	225,000	195,188
Intel Corporation
3.25%, 08/01/39 CONV	460,000	842,090
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,262
6.25%, 05/15/19	75,000	81,469
4.63%, 04/15/21	300,000	315,000
5.88%, 08/15/22	230,000	255,588
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	915,073
Iron Mountain, Inc. REIT
6.00%, 10/01/20 144A	70,000	74,025
iStar, Inc. REIT
7.13%, 02/15/18	150,000	156,938
4.88%, 07/01/18	95,000	95,831
J.C. Penney Corporation, Inc.
6.38%, 10/15/36Δ	480,000	415,200
7.63%, 03/01/97	815,000	680,525
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	268,469
6.88%, 04/15/22 144A	200,000	187,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	57,442
6.88%, 04/15/21	270,000	315,315
5.13%, 01/20/23	305,000	325,382
6.45%, 06/08/27	35,000	39,702
3.88%, 11/01/29 CONV	55,000	55,962
6.25%, 01/15/36	1,135,000	1,186,334
6.50%, 01/20/43	510,000	533,994
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	267,882
6.13%, 12/29/49†Δ	260,000	275,356
K. Hovnanian Enterprises, Inc.
7.00%, 01/15/19 144A	115,000	78,488
8.00%, 11/01/19 144A	165,000	100,650
5.00%, 11/01/21@	795,000	584,325
KB Home
1.38%, 02/01/19 CONV	440,000	430,100
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	81,112
6.95%, 01/15/38	90,000	102,472
Kinder Morgan, Inc.
7.75%, 01/15/32Δ	80,000	96,953
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	216,314
5.20%, 07/15/45	960,000	1,139,833
Lennar Corporation
4.75%, 11/15/22	315,000	326,812
Lockheed Martin Corporation
3.80%, 03/01/45	550,000	563,016
LStar Securities Investment
7.42%, 09/15/20	775,939	734,188

74	See Notes to Schedules of Investments.

	Par	Value
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20+Ω@	$470,000	$—
Masco Corporation
7.75%, 08/01/29	250,000	299,375
6.50%, 08/15/32	175,000	192,938
MBIA Insurance Corporation
11.94%, 01/15/33 144A†	435,000	176,175
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	330,813
Michael Baker International LLC
8.25%, 10/15/18 144A	60,000	60,450
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	358,400
Micron Technology, Inc.
5.25%, 08/01/23 144A	680,000	674,900
5.50%, 02/01/25	785,000	773,225
5.63%, 01/15/26 144A	985,000	948,062
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	1,037,838
Miran Mid Atlantic Series C Pass-Through Trust
10.06%, 12/30/28Δ	769,693	589,777
Morgan Stanley
4.75%, 11/16/18(A)	275,000	218,987
5.75%, 01/25/21	205,000	233,913
3.13%, 08/05/21(C)	535,000	426,817
3.75%, 02/25/23	125,000	132,950
4.10%, 05/22/23	370,000	391,755
6.25%, 08/09/26	400,000	502,467
4.35%, 09/08/26	940,000	1,005,578
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	125,497
MPH Acquisition Holdings LLC
7.13%, 06/01/24 144AΔ	350,000	377,125
MPLX LP
5.50%, 02/15/23 144A	240,000	248,158
4.50%, 07/15/23	20,000	20,388
4.88%, 12/01/24 144AΔ	460,000	476,568
4.88%, 06/01/25	75,000	77,630
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	353,600
Murray Energy Corporation
11.25%, 04/15/21 144A	710,000	402,925
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,540,272
Navient Corporation
5.00%, 06/15/18	700,000	701,750
8.45%, 06/15/18	472,000	508,580
5.50%, 01/15/19	75,000	76,312
4.88%, 06/17/19Δ	220,000	219,725
8.00%, 03/25/20	600,000	645,000
5.88%, 03/25/21Δ	320,000	320,000
5.50%, 01/25/23Δ	1,720,000	1,584,550
6.13%, 03/25/24	1,480,000	1,385,650
5.88%, 10/25/24Δ	600,000	549,000
Neiman Marcus Group, Ltd. LLC
8.00%, 10/15/21 144AΔ	80,000	67,200
Cash coupon 8.75% or PIK
9.50%, 10/15/21 144AΔ	50,000	39,500
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	50,000	49,250
New Albertsons, Inc.
7.75%, 06/15/26	410,000	412,050
7.45%, 08/01/29	1,375,000	1,354,375
8.00%, 05/01/31	1,200,000	1,203,000
Newell Brands, Inc.
3.85%, 04/01/23	300,000	319,789
4.00%, 12/01/24	445,000	473,556
4.20%, 04/01/26	470,000	512,473
Newfield Exploration Co.
5.63%, 07/01/24	955,000	983,650
Newmont Mining Corporation
4.88%, 03/15/42	575,000	608,095
NGPL PipeCo LLC
7.77%, 12/15/37 144AΔ	200,000	218,000
Nine West Holdings, Inc.
6.13%, 11/15/34	125,000	17,500
NRG Energy, Inc.
7.25%, 05/15/26 144AΔ	490,000	501,025
NRG REMA LLC
9.68%, 07/02/26	300,000	240,375
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144A	1,215,000	1,063,125
NWH Escrow Corporation
7.50%, 08/01/21 144A	100,000	75,750
Oasis Petroleum, Inc.
6.50%, 11/01/21Δ	330,000	316,800
6.88%, 03/15/22Δ	580,000	558,250
6.88%, 01/15/23Δ	170,000	163,200
Old Republic International Corporation
3.75%, 03/15/18 CONV	1,600,000	1,929,000
4.88%, 10/01/24	520,000	564,126
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	645,000	657,094
ONEOK Partners LP
4.90%, 03/15/25Δ	60,000	64,653
6.20%, 09/15/43	20,000	22,171
Outfront Media Capital LLC
5.25%, 02/15/22Δ	110,000	114,812
5.88%, 03/15/25	170,000	177,969
Owens Corning
7.00%, 12/01/36	1,800,000	2,279,012
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144AΔ	1,500,000	1,565,625
Pactiv LLC
8.38%, 04/15/27	200,000	223,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	899,691
PetSmart, Inc.
7.13%, 03/15/23 144AΔ	70,000	73,500
Post Holdings, Inc.
5.00%, 08/15/26 144A	590,000	588,525
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	570,000	613,462
Pride International, Inc.
7.88%, 08/15/40	270,000	203,175
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,740,000
6.38%, 05/15/33	470,000	491,933
6.00%, 02/15/35	180,000	182,700

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
QEP Resources, Inc.
6.88%, 03/01/21Δ	$180,000	$188,550
5.38%, 10/01/22	135,000	134,662
5.25%, 05/01/23	1,500,000	1,485,000
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	1,395,000	1,391,513
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	239,063
Qwest Corporation
6.88%, 09/15/33	2,124,000	2,122,721
7.25%, 10/15/35	110,000	109,106
R.R. Donnelley & Sons Co.
7.00%, 02/15/22	38,000	39,805
6.00%, 04/01/24	465,000	463,838
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	106,213
Range Resources Corporation
5.00%, 08/15/22 144A	520,000	520,000
5.00%, 03/15/23 144AΔ	1,450,000	1,424,625
4.88%, 05/15/25Δ	240,000	231,600
Regency Energy Partners LP
5.88%, 03/01/22	340,000	375,330
5.00%, 10/01/22Δ	80,000	84,541
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	584,171
Reynolds Group Issuer, Inc.
9.88%, 08/15/19	420,000	433,125
5.75%, 10/15/20	60,000	61,950
Rovi Corporation
0.50%, 03/01/20 CONV	985,000	986,847
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	56,547
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	440,000	466,950
Sanchez Energy Corporation
7.75%, 06/15/21@	70,000	61,950
6.13%, 01/15/23@	170,000	137,275
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	26,344
5.50%, 09/15/25 144A	555,000	596,625
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,276,260
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	57,400
Simmons Foods, Inc.
7.88%, 10/01/21 144A	500,000	500,000
SM Energy Co.
5.00%, 01/15/24Δ	40,000	37,800
Southern Copper Corporation
5.25%, 11/08/42	550,000	522,773
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	910,000	987,350
Springleaf Finance Corporation
7.75%, 10/01/21Δ	145,000	152,612
8.25%, 10/01/23	55,000	58,025
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,703,844
8.75%, 03/15/32	535,000	548,375
Sprint Communications, Inc.
7.00%, 08/15/20	30,000	30,300
11.50%, 11/15/21	820,000	940,950
Sprint Corporation
7.88%, 09/15/23Δ	510,000	515,738
Steel Dynamics, Inc.
6.38%, 08/15/22	400,000	423,000
Targa Resources Partners LP
5.00%, 01/15/18	190,000	197,125
4.13%, 11/15/19	2,125,000	2,165,375
4.25%, 11/15/23Δ	110,000	106,838
6.75%, 03/15/24	1,050,000	1,128,750
5.13%, 02/01/25 144A	370,000	371,388
5.38%, 02/01/27 144A	390,000	393,412
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	425,375
Tenet Healthcare Corporation
5.00%, 03/01/19 144A	560,000	550,200
6.75%, 06/15/23 144AΔ	285,000	265,762
6.88%, 11/15/31	85,000	70,338
Tesoro Logistics LP
6.13%, 10/15/21Δ	70,000	73,238
6.38%, 05/01/24Δ	190,000	204,725
Textron, Inc.
6.63%, 04/07/20(U)	130,000	192,446
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	219,239
8.25%, 04/01/19Δ	40,000	46,085
5.50%, 09/01/41	60,000	64,265
4.50%, 09/15/42	105,000	100,572
Time Warner, Inc.
4.00%, 01/15/22	100,000	109,323
TMX Finance LLC
8.50%, 09/15/18 144AΔ	50,000	37,500
TransDigm, Inc.
7.50%, 07/15/21	970,000	1,028,806
6.50%, 07/15/24	199,000	210,442
6.50%, 05/15/25Δ	195,000	203,775
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	103,375
5.88%, 06/15/24	5,000	5,225
TRU Taj LLC
12.00%, 08/15/21 144A	189,000	189,945
United Airlines 2007-1 Pass-Through Trust
6.64%, 01/02/24	178,324	190,138
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18	16,479	16,519
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27Δ	235,682	251,002
United Airlines 2014-2 Class B Pass-Through Trust
4.63%, 03/03/24	81,380	82,703
United Rentals North America, Inc.
6.13%, 06/15/23	400,000	421,500
5.75%, 11/15/24Δ	540,000	562,950
United States Steel Corporation
6.65%, 06/01/37	760,000	611,800
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	267,814	308,321
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	464,815	515,364

76	See Notes to Schedules of Investments.

	Par	Value
US Airways 2012-2 Class A Pass-Through Trust
4.63%, 12/03/26	$214,991	$235,146
Valeant Pharmaceuticals International
6.38%, 10/15/20 144AΔ	170,000	160,225
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	88,492
5.01%, 08/21/54	341,000	378,231
Wells Fargo & Co.
4.48%, 01/16/24	124,000	135,803
5.88%, 12/29/49†	240,000	260,700
West Corporation
4.75%, 07/15/21 144A	50,000	51,625
5.38%, 07/15/22 144A	690,000	678,788
Westlake Chemical Corporation
4.63%, 02/15/21 144AΔ	500,000	523,750
4.88%, 05/15/23 144AΔ	20,000	20,950
WestRock MWV LLC
8.20%, 01/15/30	145,000	198,156
7.95%, 02/15/31	45,000	60,816
WestRock RKT Co.
4.00%, 03/01/23	430,000	454,710
WEX, Inc.
4.75%, 02/01/23 144A	440,000	436,150
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	536,619
6.95%, 10/01/27	55,000	68,514
7.38%, 03/15/32	370,000	502,197
6.88%, 12/15/33	490,000	624,140
Whiting Petroleum Corporation
6.50%, 10/01/18	430,000	425,700
5.00%, 03/15/19	755,000	734,238
5.75%, 03/15/21Δ	470,000	441,800
6.25%, 04/01/23Δ	1,210,000	1,110,175
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	20,700
Williams Cos., Inc.
7.50%, 01/15/31	60,000	68,700
5.75%, 06/24/44Δ	440,000	455,400
Williams Partners LP
6.13%, 07/15/22	150,000	155,746
Windstream Services LLC
7.75%, 10/15/20Δ	180,000	184,050
7.75%, 10/01/21Δ	485,000	486,212
7.50%, 06/01/22Δ	40,000	38,600
7.50%, 04/01/23Δ	235,000	225,600
WPX Energy, Inc.
8.25%, 08/01/23	430,000	464,400
XPO Logistics, Inc.
6.50%, 06/15/22 144A	20,000	20,900
6.13%, 09/01/23 144A	490,000	503,475
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	150,000	159,620
4.75%, 04/29/25 144A	550,000	579,562

Total Corporate Bonds (Cost $172,587,756)		187,606,386

FOREIGN BONDS — 25.9%
Argentina — 0.5%
Argentine Republic Government International Bond
6.88%, 04/22/21 144A	680,000	741,880
7.50%, 04/22/26 144A	540,000	610,470
7.63%, 04/22/46 144A	300,000	339,150
YPF SA
8.50%, 03/23/21 144A	460,000	514,510

		2,206,010

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	540,254

Australia — 0.6%
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	240,000	279,600
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,118,507
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	209,190

		2,607,297

Bermuda — 0.6%
Digicel, Ltd.
6.75%, 03/01/23	540,000	479,250
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	600,000	603,000
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	221,252
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,269,947

		2,573,449

Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F
0.00%, 01/01/21(B)Ω	8,000,000	2,412,855
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,654,675
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22 144A#Δ	933,000	237,915

		4,305,445

Canada — 4.1%
1011778 BC ULC
6.00%, 04/01/22 144A	890,000	934,500
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,202,757
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,645,000	1,496,950
Canadian Government Bond
0.25%, 05/01/17(C)	4,720,000	3,592,014
0.25%, 11/01/17(C)	3,550,000	2,697,805
Entertainment One, Ltd.
6.88%, 12/15/22 144A(U)	180,000	254,303
Methanex Corporation
5.25%, 03/01/22	75,000	77,557

See Notes to Schedules of Investments.	77

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ontario Generic Residual STRIP
1.69%, 07/13/22(C)Ω	$2,600,000	$1,812,915
2.46%, 03/08/29(C)Ω	2,400,000	1,366,918
Pacific Exploration and Production Corporation
5.38%, 01/26/19 144A	540,000	102,600
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	2,734,213
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/25+Ω	330,000	6,600
Teck Resources, Ltd.
8.00%, 06/01/21 144AΔ	210,000	228,900
8.50%, 06/01/24 144AΔ	230,000	263,925
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	60,300
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/23 144A	190,000	163,400
6.13%, 04/15/25 144A	380,000	328,225

		17,323,882

Cayman Islands — 0.7%
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144AΔ	770,000	296,450
Transocean, Inc.
5.05%, 10/15/22Δ	430,000	339,163
6.80%, 03/15/38	50,000	33,000
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	252,413
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	592,000	578,384
XLIT, Ltd.
6.38%, 11/15/24	585,000	698,200
6.25%, 05/15/27	640,000	774,481

		2,972,091

Chile — 0.2%
AES Gener SA
5.25%, 08/15/21 144A	420,000	446,472
Corporation Nacional del CobredeChile
3.88%, 11/03/21 144AΔ	220,000	230,414
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24 144A	220,000	226,653

		903,539

Colombia — 0.7%
Colombia Government International Bond
5.63%, 02/26/44	1,847,000	2,147,138
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,543
Ecopetrol SA
5.88%, 09/18/23Δ	190,000	205,437
4.13%, 01/16/25	170,000	165,486
5.38%, 06/26/26Δ	80,000	83,476
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	258,750
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	$260,000	271,570

		3,141,400

France — 1.3%
3AB Optique Developpement SAS
5.63%, 04/15/19(E)Δ	660,000	741,400
AXA SA
6.21%, 10/29/49(E)†	210,000	249,533
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	372,913
5.63%, 12/29/49 144A†Δ	1,360,000	1,339,940
Europcar Groupe SA
5.75%, 06/15/22 144A(E)	170,000	195,991
Rexel SA
5.25%, 06/15/20 144A	210,000	219,014
SFR Group SA
5.63%, 05/15/24 144A(E)	160,000	186,028
Societe Generale SA
5.63%, 11/24/45 144AΔ	1,985,000	2,197,661

		5,502,480

Germany — 0.9%
Bundesrepublik Deutschland
1.00%, 08/15/24(E)Δ	2,180,000	2,723,086
CeramTec Group GmbH
8.25%, 08/15/21(E)Δ	580,000	692,382
IHO Verwaltungs GmbH Cash coupon 4.13% or PIK
4.88%, 09/15/21 144AΔ	210,000	212,625
Cash coupon 4.75% or PIK
5.50%, 09/15/26 144A	210,000	211,575

		3,839,668

Honduras — 0.1%
Honduras Government International Bond
7.50%, 03/15/24	460,000	524,400

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	982,425

Indonesia — 0.7%
Indonesia Government International Bond
5.88%, 01/15/24 144AΔ	400,000	472,707
6.63%, 02/17/37	225,000	295,824
5.25%, 01/17/42 144A	1,710,000	1,960,638

		2,729,169

Ireland — 0.4%
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	252,500
7.25%, 05/15/24 144A	460,000	492,200
GE Capital International Funding Co.
3.37%, 11/15/25 144A	246,000	266,491
4.42%, 11/15/35	569,000	639,896

		1,651,087

78	See Notes to Schedules of Investments.

	Par	Value
Italy — 0.5%
Enel SpA
7.75%, 09/10/75(U)†Δ	$440,000	$635,673
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	1,017,388
6.00%, 09/30/34	250,000	248,812

		1,901,873

Jersey — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/26 144AΔ	430,000	431,612

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	462,971

Luxembourg — 1.1%
Altice Financing SA
6.63%, 02/15/23 144AΔ	400,000	412,000
7.50%, 05/15/26 144A	260,000	271,375
ArcelorMittal
6.50%, 03/01/21	30,000	33,525
8.00%, 10/15/39 STEP	510,000	553,350
7.75%, 03/01/41 STEPΔ	690,000	722,775
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	115,166
Coveris Holdings SA
7.88%, 11/01/19 144A	210,000	215,775
DH Services Luxembourg S.à r.l
7.75%, 12/15/20 144A	90,000	94,275
Evraz Group SA
6.75%, 04/27/18 144A	440,000	460,680
6.50%, 04/22/20 144AΔ	480,000	498,000
Globe Luxembourg SCA
9.63%, 05/01/18 144A	200,000	184,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	80,000	62,400
7.50%, 04/01/21	30,000	22,800
5.50%, 08/01/23Δ	330,000	230,175
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A(E)	360,000	435,374
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	418,950

		4,731,120

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	66,600

Mexico — 2.6%
Cemex SAB de CV
6.50%, 12/10/19 144AΔ	1,100,000	1,168,750
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,442,494
8.00%, 12/07/23(M)	41,500,000	2,409,503
10.00%, 12/05/24(M)	31,500,000	2,055,324
7.50%, 06/03/27(M)	7,500,000	428,674
8.50%, 05/31/29(M)	2,000,000	123,510
7.75%, 05/29/31(M)	3,000,000	175,331
7.75%, 11/13/42(M)	22,750,000	1,358,088
Petroleos Mexicanos
5.50%, 01/21/21	750,000	794,063
6.50%, 06/02/41	135,000	131,962

		11,087,699

Morocco & Antilles — 0.3%
OCP SA
5.63%, 04/25/24 144A	550,000	599,398
4.50%, 10/22/25 144A	520,000	528,754

		1,128,152

Netherlands — 2.4%
Alcoa Nederland Holding BV
6.75%, 09/30/24 144AΔ	380,000	395,675
7.00%, 09/30/26 144AΔ	250,000	259,062
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	307,377
CIMPOR Financial Operations BV
5.75%, 07/17/24 144A	360,000	310,500
Cooperatieve Rabobank UA
5.75%, 12/01/43	880,000	1,057,470
DPx Holdings BV
7.50%, 02/01/22 144AΔ	90,000	95,512
EDP Finance BV
6.00%, 02/02/18 144A	600,000	628,452
4.90%, 10/01/19 144A	1,600,000	1,703,872
4.13%, 01/15/20 144A	540,000	561,163
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	310,579
Majapahit Holding BV
7.75%, 01/20/20Δ	890,000	1,025,725
Marfrig Holdings Europe BV
8.00%, 06/08/23 144A	480,000	492,960
Petrobras Global Finance BV
4.38%, 05/20/23@	250,000	224,250
6.25%, 03/17/24@Δ	1,160,000	1,131,000
6.88%, 01/20/40@	390,000	346,203
6.75%, 01/27/41@	270,000	233,145
5.63%, 05/20/43	275,000	209,000
Schaeffler Holding Finance BV Cash coupon 6.88%,
08/15/18 PIK 144A(E)	37,500	42,958
Cash coupon 6.88% or PIK
7.63%, 08/15/18 144A	78,788	80,372
Telefonica Europe BV
6.75%, 11/29/49(U)†Δ	300,000	417,128
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	224,500
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	201,000

		10,257,903

New Zealand — 0.4%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,865,065

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17 144A(K)	12,330,000	1,578,180
4.50%, 05/22/19 144A(K)	172,000	23,634
3.75%, 05/25/21 144A(K)	129,000	18,230

		1,620,044

See Notes to Schedules of Investments.	79

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	$3,000	$4,110

Peru — 0.1%
Transportadora de Gasdel Peru SA
4.25%, 04/30/28 144A	550,000	574,255

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	217,513

Portugal — 0.3%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,210,000	1,209,475

Russia — 0.5%
Russian Federal Bond-OFZ
8.15%, 02/03/27(Q)	129,029,000	2,083,039

Singapore — 0.3%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	1,028,360

Spain — 0.0%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	82,744

Supranational — 0.6%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,466,183

Turkey — 0.3%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144AΔ	680,000	677,108
Turkey Government International Bond
4.88%, 04/16/43Δ	500,000	468,287

		1,145,395

United Kingdom — 3.5%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	310,000	433,708
Annington Finance No. 4 PLC
1.67%, 01/10/23(U)†	357,742	464,559
Barclays Bank PLC
7.63%, 11/21/22	680,000	756,075
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	324,762
Ensco PLC
4.70%, 03/15/21Δ	70,000	62,965
5.75%, 10/01/44	60,000	36,941
HBOS PLC
6.75%, 05/21/18 144A	500,000	535,647
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	350,303
6.38%, 12/29/49†Δ	600,000	600,306
Interoute Finco PLC
7.38%, 10/15/20 144A(E)	600,000	719,678
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	445,500
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	432,237
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,581,000	1,708,454
Paragon Offshore PLC
6.75%, 07/15/22 144A#	177,000	50,003
7.25%, 08/15/24 144A#	410,000	115,825
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21(U)	400,000	507,440
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	209,039
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	149,658
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,973,169
6.00%, 12/19/23	275,000	287,028
3.63%, 03/25/24(E)†	890,000	992,666
Santander UK Group Holdings PLC
7.38%, 12/29/49(U)†	390,000	500,314
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	407,757
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	412,320
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	322,414
Synlab Unsecured Bondco PLC
8.25%, 07/01/23(E)	170,000	204,338
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	275,507	371,802
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	592,422	774,304
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	487,609
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	142,903
5.50%, 08/15/26 144A	200,000	204,500

		14,984,224

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
7.25%, 04/16/44 144A	730,000	710,838

Total Foreign Bonds (Cost $117,072,078)		109,861,771

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.8%
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $3,765,017)	3,613,000	3,401,796

LOAN AGREEMENTS — 2.3%
1011778 BC ULC Term B-2 Loan
3.75%, 12/12/21	497,463	500,726
Air Medical Group Holdings, Inc. Term B Loan
4.25%, 04/28/2022	299,242	296,157
American Airlines, Inc. Term B Loan
3.25%, 06/27/20	984,994	986,107

80	See Notes to Schedules of Investments.

	Par	Value
American Builders & Contractors Supply Co., Inc. Term B Loan
3.50%, 04/16/20	$543,561	$544,718
Berry Plastics Group Inc Term H Loan
0.00%, 10/01/22S	300,000	300,834
CSC Holdings LLC Term B Loan
5.00%, 10/09/22	399,000	399,415
Energy Future Intermediate Holding Co. LLC DIP Term Loan
4.25%, 12/19/16	847,944	853,880
First Data Corporation Term B Loan
4.53%, 03/24/21	560,546	564,436
Hilton Worldwide Finance LLC Term B-1 Loan
3.50%, 10/26/20	55,237	55,513
Hilton Worldwide Finance LLC Term B-2 Loan
3.03%-3.21%, 10/25/23	564,672	567,760
Magnum Hunter Resources Corporation Exit Term Loan
8.00%, 05/06/19+@	40,835	40,427
Nord Anglia Education Finance LLC Term B Loan
5.00%, 03/31/21	994,911	996,781
Party City Holdings, Inc. Term B Loan
4.25%-4.49%, 08/19/22	736,845	738,952
PetSmart, Inc. Term B Loan
4.25%, 03/10/22	987,500	988,636
Univision Communications, Inc. Term C-4 Loan
4.00%, 03/01/20	734,321	735,584
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
5.50%, 04/01/22	710,987	712,836
Virgin Media Investment Holdings, Ltd. Term F Loan
3.65%, 06/30/23	504,991	507,001

Total Loan Agreements (Cost $9,758,690)		9,789,763

MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Funding Corporation Series 2015-R3
0.78%, 06/29/37 144A	2,500,443	1,265,063
Commercial Mortgage Trust Series 2007-CD4
5.40%, 12/11/49†	184,592	146,908
Credit Suisse Commercial Mortgage Trust Series 2006-C5
5.37%, 12/15/39	250,000	227,501
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.70%, 09/15/40†	150,886	154,348
5.87%, 09/15/40†	240,000	221,423
Credit Suisse Mortgage Capital Certificates Series 2006-C4
5.54%, 09/15/39†	39,201	39,080
CSMC Trust Series 2015-SAMZ
6.26%, 08/15/22 144A†	1,000,000	999,880
Fannie Mae Connecticut Avenue Securities Series 2014-C02
3.12%, 05/25/24†	1,600,000	1,590,000
Fannie Mae Connecticut Avenue Securities Series 2015-C03
5.52%, 07/25/25†	520,000	557,739
5.53%, 07/25/25†	870,000	928,540
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
6.21%, 02/15/51†	40,000	36,382
Lone Star Portfolio Trust Series 2015-LSP
7.42%, 09/15/28 144A†	767,900	733,741
Morgan Stanley Resecuritization Trust Series 2015-R6
0.78%, 07/26/45 144A†	1,147,644	445,869

Total Mortgage-Backed Securities (Cost $7,211,247)		7,346,474

MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $126,096)	160,000	154,400

	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Option — 0.1%
U.S. Dollar vs. Japanese Yen, Strike Price $103.00, Expires 10/18/16 (GSC)	$81,000	153,884

Put Options — 0.0%
U.S. Dollar vs. Mexican Peso, Strike Price $18.06, Expires 10/11/16 (CITI)	41,000	366
U.S. Dollar vs. Mexican Peso, Strike Price $19.00, Expires 11/30/16 (UBS)	40,800	85,639

		86,005

Total Purchased Options (Cost $201,279)		239,889

See Notes to Schedules of Investments.	81

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds
3.50%, 02/15/39	$860,000	$1,065,291
4.25%, 05/15/39	40,000	54,865
3.88%, 08/15/40	30,000	39,149
2.75%, 08/15/42	120,000	130,812
3.13%, 02/15/43	9,116,000	10,624,588
2.88%, 05/15/43	120,000	133,655
3.00%, 05/15/45	40,000	45,616
3.00%, 11/15/45	920,000	1,050,058
2.50%, 05/15/46	800,000	828,031

		13,972,065

U.S. Treasury Notes
0.88%, 04/15/17	30,000	30,060
0.75%, 10/31/17Δ	10,780,000	10,788,635
0.63%, 04/30/18	530,000	529,214
0.75%, 08/31/18Δ	4,000,000	3,999,376
1.38%, 09/30/18	250,000	252,871
1.50%, 12/31/18	5,875,000	5,963,930
1.63%, 06/30/19	10,000	10,205
1.25%, 10/31/19	110,000	111,126
3.63%, 02/15/21	14,549,000	16,098,527
2.00%, 02/15/22	120,000	124,753
1.63%, 08/15/22	3,380,000	3,441,658
2.75%, 02/15/24	150,000	163,705
2.25%, 11/15/24	30,000	31,680
2.00%, 02/15/25	100,000	103,574
1.63%, 02/15/26	180,000	180,348
1.63%, 05/15/26	470,000	470,716

		42,300,378

Total U.S. Treasury Obligations (Cost $52,736,048)		56,272,443

	Shares
COMMON STOCKS — 1.1%
Consumer Discretionary — 0.3%
Ford Motor Co.	96,849	1,168,967

Energy — 0.1%
Hercules Offshore, Inc.@Δ*	46,644	80,695
Magnum Hunter Resources Corporation@*	24,068	285,810

		366,505

Financial Services — 0.1%
Weyerhaeuser Co. REIT	9,387	299,825

Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	830,368

Materials & Processing — 0.0%
PPG Industries, Inc.	820	84,755

Technology — 0.4%
Corning, Inc.	70,534	1,668,129

Total Common Stocks (Cost $5,563,666)		4,418,549

FOREIGN COMMON STOCKS — 0.2%
Norway — 0.0%
Deep Ocean Group Holding+@*	8,860	68,842

Spain — 0.1%
Repsol SA ADRΔ	15,820	215,943
Telefonica SA ADR	14,683	148,005

		363,948

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR Class AΔ	6,443	322,601

Total Foreign Common Stocks (Cost $1,152,022)		755,391

PREFERRED STOCKS — 0.5%
Alcoa, Inc.
5.38%, 10/01/17 CONVΔ	9,400	307,286
Bank of America Corporation
7.25%, 12/31/49 CONV	602	734,946
Chesapeake Energy Corporation
4.50%, 12/31/49 CONVΔ	1,229	55,895
5.00%, 12/31/49 CONV	3,950	177,750
5.75%, 12/31/49 CONV 144AΔ	50	26,031
5.75%, 12/31/49 CONV	810	405,844
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	2,114	105,700
iStar, Inc. REIT
4.50%, 12/31/49 CONV	50	2,425
Stanley Black & Decker, Inc.
6.25%, 11/17/16 CONV	2,900	366,328

Total Preferred Stocks
(Cost $2,174,855)		2,182,205

MONEY MARKET FUNDS — 20.8%
GuideStone Money Market Fund (Investor Class)¥	35,591,236	35,591,236
Northern Institutional Liquid Assets Portfolio§	52,358,436	52,358,436

Total Money Market Funds (Cost $87,949,672)		87,949,672

TOTAL INVESTMENTS — 111.0% (Cost $460,298,426)		469,978,739
Liabilities in Excess of Other Assets — (11.0)%		(46,481,477)

NET ASSETS — 100.0%		$423,497,262

82	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$4,418,549	$4,418,549	$—	$—
Corporate Bonds	187,606,386	—	186,872,198	734,188
Foreign Bonds:
Argentina	2,206,010	—	2,206,010	—
Armenia	540,254	—	540,254	—
Australia	2,607,297	—	2,607,297	—
Bermuda	2,573,449	—	2,573,449	—
Brazil	4,305,445	—	4,305,445	—
Canada	17,323,882	—	17,317,282	6,600
Cayman Islands	2,972,091	—	2,972,091	—
Chile	903,539	—	903,539	—
Colombia	3,141,400	—	3,141,400	—
France	5,502,480	—	5,502,480	—
Germany	3,839,668	—	3,839,668	—
Honduras	524,400	—	524,400	—
India	982,425	—	982,425	—
Indonesia	2,729,169	—	2,729,169	—
Ireland	1,651,087	—	1,651,087	—
Italy	1,901,873	—	1,901,873	—
Jersey	431,612	—	431,612	—
Kenya	462,971	—	462,971	—
Luxembourg	4,731,120	—	4,731,120	—
Marshall Islands	66,600	—	66,600	—
Mexico	11,087,699	—	11,087,699	—
Morocco & Antilles	1,128,152	—	1,128,152	—
Netherlands	10,257,903	—	10,257,903	—
New Zealand	1,865,065	—	1,865,065	—
Norway	1,620,044	—	1,620,044	—
Panama	4,110	—	4,110	—
Peru	574,255	—	574,255	—
Philippines	217,513	—	217,513	—
Portugal	1,209,475	—	1,209,475	—
Russia	2,083,039	—	2,083,039	—
Singapore	1,028,360	—	1,028,360	—
Spain	82,744	—	82,744	—
Supranational	2,466,183	—	2,466,183	—
Turkey	1,145,395	—	1,145,395	—
United Kingdom	14,984,224	—	14,984,224	—
Virgin Islands (British)	710,838	—	710,838	—
Foreign Common Stocks:
Norway	68,842	—	—	68,842
Spain	363,948	363,948	—	—
United Kingdom	322,601	322,601	—	—
Foreign Government Inflation-Linked Bond	3,401,796	—	—	3,401,796
Loan Agreements	9,789,763	—	9,749,336	40,427
Money Market Funds	87,949,672	87,949,672	—	—
Mortgage-Backed Securities	7,346,474	—	4,635,662	2,710,812
Municipal Bond	154,400	—	154,400	—
Preferred Stocks	2,182,205	2,182,205	—	—
Purchased Options	239,889	—	239,889	—
U.S. Treasury Obligations	56,272,443	—	56,272,443	—

Total Assets — Investments in Securities	$469,978,739	$95,236,975	$367,779,099	$6,962,665

Other Financial Instruments***
Forward Foreign Currency Contracts	$120,806	$—	$120,806	$—
Futures Contracts	157,508	157,508	—	—

Total Assets — Other Financial Instruments	$278,314	$157,508	$120,806	$—

See Notes to Schedules of Investments.	83

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s mortgage-backed securities, corporate bonds, foreign bonds, foreign common stock, foreign government inflation-linked note and loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Mortgage- Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Common Stocks	Foreign Government Inflation- Linked Note	Loan Agreements
Balance, 12/31/15	$4,344,973	$2,978,229	$1,288,775	$6,602	$41,367	$—	$30,000
Accrued discounts/premiums	39,552	38,147	(174)	—	—	—	1,579
Realized gain (loss)	55,632	84,339	—	—	—	—	(28,707)
Change in unrealized appreciation (depreciation)	(1,144,690)	(82,819)	(1,089,977)	(2)	27,475	—	633
Purchases	2,455,895	1,300,993	1,000,000	—	—	—	154,902
Sales	(1,733,475)	(1,608,077)	(7,418)	—	—	—	(117,980)
Transfers in to Level 3(1)	3,401,796	—	—	—	—	3,401,796	—
Transfers out of Level 3(2)	(240,375)	—	(240,375)	—	—	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	(216,643)	—	(216,643)	—	—	—	—

Balance, 09/30/16	$6,962,665	$2,710,812	$734,188	$6,600	$68,842	$3,401,796	$40,427

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

84	See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 41.9%
Consumer Discretionary — 4.4%
Advance Auto Parts, Inc.	294	$43,841
Amazon.com, Inc.*	1,968	1,647,826
AutoNation, Inc.*	58	2,825
AutoZone, Inc.*	1,301	999,610
Bed Bath & Beyond, Inc.	6,508	280,560
Best Buy Co., Inc.	458	17,486
BorgWarner, Inc.	232	8,162
CarMax, Inc.*	253	13,498
CBS Corporation Class B (Non-Voting Shares)	629	34,432
Charter Communications, Inc. Class A*	315	85,041
Chipotle Mexican Grill, Inc.Δ*	1,237	523,870
Coach, Inc.	313	11,443
Comcast Corporation Class A	7,577	502,658
Costco Wholesale Corporation	12,518	1,909,120
COTY, Inc. Class A*	350	8,225
D.R. Horton, Inc.	377	11,385
Darden Restaurants, Inc.	4,463	273,671
Discovery Communications, Inc. Class A*	180	4,846
Discovery Communications, Inc. Class C*	364	9,577
Dollar General Corporation	460	32,195
Dollar Tree, Inc.*	1,706	134,655
Domino’s Pizza, Inc.	2,746	416,980
eBay, Inc.*	4,375	143,938
Estee Lauder Cos., Inc. (The) Class A	13,099	1,160,047
Expedia, Inc.	170	19,842
Foot Locker, Inc.	175	11,851
Ford Motor Co.	6,620	79,903
Gap, Inc. (The)	301	6,694
General Motors Co.	2,097	66,622
Genuine Parts Co.	704	70,717
Goodyear Tire & Rubber Co. (The)	280	9,044
H&R Block, Inc.Δ	32,270	747,050
Hanesbrands, Inc.	491	12,398
Harley-Davidson, Inc.	250	13,148
Harman International Industries, Inc.	76	6,418
Hasbro, Inc.	91	7,219
Home Depot, Inc. (The)	13,680	1,760,342
Interpublic Group of Cos., Inc. (The)	849	18,975
Kohl’s Corporation	339	14,831
L Brands, Inc.	443	31,351
Lennar Corporation Class A	243	10,289
LKQ Corporation*	400	14,184
Lowe’s Cos., Inc.	11,593	837,131
Macy’s, Inc.	543	20,118
Madison Square Garden Co. (The) Class A*	397	67,256
Marriott International, Inc. Class A	695	46,767
Mattel, Inc.	628	19,016
McDonald’s Corporation	16,021	1,848,183
Mohawk Industries, Inc.*	62	12,421
Netflix, Inc.*	679	66,916
Newell Brands, Inc.	917	48,289
News Corporation Class A	567	7,927
News Corporation Class B	636	9,044
NIKE, Inc. Class B	16,292	857,774
Nordstrom, Inc.	287	14,890
Omnicom Group, Inc.	448	38,080
O’Reilly Automotive, Inc.*	3,321	930,245
Panera Bread Co. Class AΔ*	2,200	428,384
Priceline Group, Inc. (The)*	179	263,397
PulteGroup, Inc.	257	5,150
PVH Corporation	92	10,166
Ralph Lauren Corporation	53	5,360
Ross Stores, Inc.	4,412	283,692
Scripps Networks Interactive, Inc. Class A	121	7,682
Staples, Inc.	1,015	8,678
Starbucks Corporation	24,009	1,299,847
Target Corporation	15,697	1,078,070
TEGNA, Inc.	255	5,574
Tiffany & Co.	162	11,766
Time Warner, Inc.	4,709	374,883
TJX Cos., Inc. (The)	14,446	1,080,272
Tractor Supply Co.	3,591	241,854
TripAdvisor, Inc.*	4,968	313,878
Tupperware Brands Corporation	8,097	529,301
Twenty-First Century Fox, Inc. Class A	1,877	45,461
Twenty-First Century Fox, Inc. Class B	766	18,951
Ulta Salon Cosmetics & Fragrance, Inc.*	985	234,410
Under Armour, Inc. Class A*	210	8,123
Under Armour, Inc. Class C*	211	7,145
Urban Outfitters, Inc.*	140	4,833
VF Corporation	493	27,633
Wal-Mart Stores, Inc.	97,149	7,006,386
Walt Disney Co. (The)	8,726	810,296
Whirlpool Corporation	96	15,567
Williams-Sonoma, Inc.Δ	4,891	249,832
Wyndham Worldwide Corporation	274	18,448
Yum! Brands, Inc.	16,334	1,483,291

		31,879,156

Consumer Staples — 5.5%
Archer-Daniels-Midland Co.	27,395	1,155,247
Campbell Soup Co.	4,768	260,810
Casey’s General Stores, Inc.	1,186	142,498
Church & Dwight Co., Inc.	19,326	926,102
Clorox Co. (The)	3,738	467,923
Coca-Cola Co. (The)	48,812	2,065,724
Colgate-Palmolive Co.	28,012	2,076,810
ConAgra Foods, Inc.	781	36,793
CVS Health Corporation	26,037	2,317,033
Dr. Pepper Snapple Group, Inc.	9,694	885,159
Flowers Foods, Inc.Δ	1,296	19,596
General Mills, Inc.	98,548	6,295,246
Hershey Co. (The)	234	22,370
Hormel Foods Corporation	16,896	640,865
Ingredion, Inc.	225	29,938
J.M. Smucker Co. (The)	682	92,438
Kellogg Co.	7,398	573,123
Kimberly-Clark Corporation	9,307	1,173,985
Kraft Heinz Co. (The)	1,341	120,033
Kroger Co. (The)	17,451	517,946
McCormick & Co., Inc. (Non-Voting Shares)	10,686	1,067,745

See Notes to Schedules of Investments.	85

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mead Johnson Nutrition Co.	66,883	$5,284,426
Mondelez International, Inc. Class A	2,750	120,725
Monster Beverage Corporation*	4,132	606,619
PepsiCo, Inc.	44,157	4,802,957
Procter & Gamble Co. (The)	69,199	6,210,610
Sysco Corporation	22,699	1,112,478
Tyson Foods, Inc. Class A	1,647	122,981
Walgreens Boots Alliance, Inc.	8,537	688,253
Whole Foods Market, Inc.	3,744	106,142

		39,942,575

Energy — 1.6%
Anadarko Petroleum Corporation	632	40,044
Apache Corporation	630	40,238
Baker Hughes, Inc.	610	30,787
Cabot Oil & Gas Corporation	793	20,459
Chesapeake Energy Corporation*	577	3,618
Chevron Corporation	8,589	883,980
Cimarex Energy Co.	109	14,646
Concho Resources, Inc.*	150	20,602
ConocoPhillips	2,082	90,505
Devon Energy Corporation	795	35,067
EOG Resources, Inc.	948	91,681
EQT Corporation	244	17,719
Exxon Mobil Corporation	75,525	6,591,822
First Solar, Inc.*	87	3,436
FMC Technologies, Inc.*	280	8,308
Halliburton Co.	1,369	61,441
Helmerich & Payne, Inc.	350	23,555
Hess Corporation	400	21,448
Kinder Morgan, Inc.	2,911	67,331
Marathon Oil Corporation	1,361	21,517
Marathon Petroleum Corporation	804	32,634
Murphy Oil Corporation	194	5,898
National Oilwell Varco, Inc.	635	23,330
Newfield Exploration Co.*	284	12,343
Noble Energy, Inc.	885	31,630
Occidental Petroleum Corporation	43,967	3,206,074
ONEOK, Inc.	397	20,402
Phillips 66	702	56,546
Pioneer Natural Resources Co.	213	39,543
Range Resources Corporation	186	7,207
Southwestern Energy Co.*	876	12,124
Spectra Energy Corporation	1,190	50,872
Tesoro Corporation	143	11,377
Valero Energy Corporation	716	37,948
Williams Cos., Inc. (The)	1,187	36,477

		11,672,609

Financial Services — 9.3%
Affiliated Managers Group, Inc.*	64	9,261
Aflac, Inc.	1,630	117,148
Alleghany Corporation*	1,440	756,029
Alliance Data Systems Corporation*	78	16,733
Allstate Corporation (The)	69,648	4,818,249
American Express Co.	8,059	516,098
American Financial Group, Inc.	7,038	527,850
American International Group, Inc.	1,986	117,849
American Tower Corporation REIT	834	94,517
Ameriprise Financial, Inc.	269	26,838
Apartment Investment & Management Co. Class A REIT	481	22,083
Arthur J. Gallagher & Co.	357	18,161
Assurant, Inc.	75	6,919
AvalonBay Communities, Inc. REIT	172	30,588
Bank of America Corporation	15,970	249,931
Bank of Hawaii CorporationΔ	10,900	791,558
Bank of New York Mellon Corporation (The)	1,670	66,600
BB&T Corporation	4,915	185,394
Berkshire Hathaway, Inc. Class B*	2,891	417,663
BlackRock, Inc.	6,125	2,220,068
BOK Financial CorporationΔ	1,857	128,077
Boston Properties, Inc. REIT	174	23,714
Capital One Financial Corporation	785	56,387
Capitol Federal Financial, Inc.	364,700	5,131,329
CBOE Holdings, Inc.	1,235	80,090
CBRE Group, Inc. Class A*	315	8,814
Charles Schwab Corporation (The)	1,805	56,984
Cincinnati Financial Corporation	334	25,190
Citigroup, Inc.	4,476	211,401
Citizens Financial Group, Inc.	400	9,884
CME Group, Inc.	662	69,192
CNA Financial Corporation	4,694	161,521
Comerica, Inc.	38,001	1,798,207
Commerce Bancshares, Inc.	47,538	2,341,722
Crown Castle International Corporation REIT	1,012	95,341
Digital Realty Trust, Inc. REIT	278	26,999
Discover Financial Services	1,687	95,400
Dun & Bradstreet Corporation (The)	354	48,364
E*TRADE Financial Corporation*	326	9,493
Equifax, Inc.	138	18,572
Equinix, Inc. REIT	97	34,944
Equity Residential REIT	543	34,931
Erie Indemnity Co. Class A	2,044	208,631
Essex Property Trust, Inc. REIT	90	20,043
Extra Space Storage, Inc. REIT	139	11,038
FactSet Research Systems, Inc.	2,126	344,625
Federal Realty Investment Trust REIT	55	8,466
Fidelity National Information Services, Inc.	420	32,353
Fifth Third Bancorp	1,381	28,255
Fiserv, Inc.*	888	88,329
Franklin Resources, Inc.	9,284	330,232
General Growth Properties, Inc. REIT	589	16,256
Global Payments, Inc.	200	15,352
Goldman Sachs Group, Inc. (The)	597	96,278
Hartford Financial Services Group, Inc. (The)	633	27,105
HCP, Inc. REIT	895	33,965

86	See Notes to Schedules of Investments.

	Shares	Value
Host Hotels & Resorts, Inc. REIT	54,812	$853,423
Huntington Bancshares, Inc.	953	9,397
Intercontinental Exchange, Inc.	192	51,717
Iron Mountain, Inc. REIT	349	13,098
Jack Henry & Associates, Inc.	2,600	222,430
JPMorgan Chase & Co.	18,387	1,224,390
KeyCorp	867	10,551
Kimco Realty Corporation REIT	474	13,722
Leucadia National Corporation	355	6,759
Lincoln National Corporation	300	14,094
Loews Corporation	130	5,350
M&T Bank Corporation	11,620	1,349,082
Macerich Co. (The) REIT	159	12,858
Markel Corporation*	1,618	1,502,750
Marsh & McLennan Cos., Inc.	60,672	4,080,192
MasterCard, Inc. Class A	12,223	1,243,935
Mercury General Corporation	5,999	329,045
MetLife, Inc.	16,602	737,627
Moody’s Corporation	279	30,210
Morgan Stanley	2,326	74,572
NASDAQ OMX Group, Inc. (The)	251	16,953
Navient Corporation	520	7,524
New York Community Bancorp, Inc.Δ	61,920	881,122
Northern Trust Corporation	50,753	3,450,696
PayPal Holdings, Inc.*	1,696	69,485
People’s United Financial, Inc.Δ	18,054	285,614
PNC Financial Services Group, Inc. (The)	63,582	5,728,103
Principal Financial Group, Inc.	449	23,128
ProAssurance Corporation	8,388	440,202
Progressive Corporation (The)	59,071	1,860,736
Prologis, Inc. REIT	802	42,939
Prudential Financial, Inc.	775	63,279
Public Storage REIT	226	50,430
Realty Income Corporation REIT	388	25,969
Regions Financial Corporation	1,188	11,726
S&P Global, Inc.	430	54,421
Signature Bank*	1,800	213,210
Simon Property Group, Inc. REIT	443	91,705
SL Green Realty Corporation REIT	75	8,108
State Street Corporation	604	42,057
SunTrust Banks, Inc.	86,607	3,793,387
SVB Financial Group*	606	66,987
Synchrony Financial	1,268	35,504
T. Rowe Price Group, Inc.	374	24,871
TCF Financial Corporation	9,485	137,627
TFS Financial Corporation	10,640	189,498
Torchmark Corporation	321	20,509
Total System Services, Inc.	261	12,306
Travelers Cos., Inc. (The)	16,982	1,945,288
U.S. Bancorp	89,528	3,839,856
UDR, Inc. REIT	300	10,797
UMB Financial Corporation	2,700	160,515
Unum Group	295	10,416
Ventas, Inc. REIT	622	43,932
Visa, Inc. Class A	26,359	2,179,889
Vornado Realty Trust REIT	197	19,938
W.R. Berkley Corporation	4,601	265,754
Wells Fargo & Co.	107,625	4,765,635
Welltower, Inc. REIT	570	42,619
Western Union Co. (The)	622	12,950
Weyerhaeuser Co. REIT	43,443	1,387,569
Zions Bancorporation	159	4,932

		66,860,409

Healthcare — 4.8%
Abbott Laboratories	12,988	549,263
AbbVie, Inc.	3,660	230,836
ABIOMED, Inc.*	1,811	232,858
Aetna, Inc.	8,540	985,943
Agilent Technologies, Inc.	647	30,467
Alexion Pharmaceuticals, Inc.*	399	48,893
Amgen, Inc.	2,029	338,458
Anthem, Inc.	4,480	561,389
Baxter International, Inc.	58,468	2,783,077
Becton Dickinson and Co.	6,732	1,209,942
Biogen, Inc.*	692	216,617
Bio-Rad Laboratories, Inc. Class A*	292	47,833
Boston Scientific Corporation*	2,122	50,504
Bristol-Myers Squibb Co.	14,122	761,458
Bruker Corporation	5,197	117,712
C.R. Bard, Inc.	4,228	948,256
Cardinal Health, Inc.	43,060	3,345,762
Celgene Corporation*	1,276	133,380
Centene Corporation*	253	16,941
Cerner Corporation*	2,127	131,342
Cigna Corporation	450	58,644
Cooper Cos., Inc. (The)	110	19,719
Danaher Corporation	4,523	354,558
DaVita HealthCare Partners, Inc.*	200	13,214
DENTSPLY SIRONA, Inc.	281	16,700
DexCom, Inc.*	1,562	136,925
Edwards Lifesciences Corporation*	3,683	444,022
Eli Lilly & Co.	20,277	1,627,432
Express Scripts Holding Co.*	4,732	333,748
Gilead Sciences, Inc.	2,160	170,899
HCA Holdings, Inc.*	500	37,815
Henry Schein, Inc.*	3,780	616,064
Hologic, Inc.*	233	9,047
Humana, Inc.	232	41,038
IDEXX Laboratories, Inc.*	1,043	117,577
Illumina, Inc.*	269	48,867
Intuitive Surgical, Inc.*	686	497,233
Johnson & Johnson	88,712	10,479,549
Laboratory Corporation of America Holdings*	1,008	138,580
McKesson Corporation	1,869	311,656
Patterson Cos., Inc.	3,219	147,881
PerkinElmer, Inc.	220	12,344
Quest Diagnostics, Inc.	24,602	2,082,067
Regeneron Pharmaceuticals, Inc.*	147	59,097
ResMed, Inc.	3,044	197,221
St. Jude Medical, Inc.	480	38,285
Stryker Corporation	11,779	1,371,193
Thermo Fisher Scientific, Inc.	705	112,137
United Therapeutics CorporationΔ*	1,356	160,117
UnitedHealth Group, Inc.	15,715	2,200,100
Universal Health Services, Inc. Class B	174	21,440

See Notes to Schedules of Investments.	87

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Vertex Pharmaceuticals, Inc.*	417	$36,367
Zimmer Biomet Holdings, Inc.	1,267	164,735
Zoetis, Inc.	1,989	103,448

		34,920,650

Materials & Processing — 1.5%
Acuity Brands, Inc.	55	14,553
Air Products & Chemicals, Inc.*	1,800	250,362
Air Products & Chemicals, Inc.	25,081	3,770,678
Albemarle Corporation	163	13,935
Alcoa, Inc.	1,561	15,829
Ball Corporation	161	13,194
Bemis Co., Inc.	46,800	2,387,268
CF Industries Holdings, Inc.	530	12,905
Dow Chemical Co. (The)	1,849	95,834
E.I. du Pont de Nemours & Co.	2,009	134,543
Eastman Chemical Co.	174	11,776
Ecolab, Inc.	3,162	384,879
Fastenal Co.	5,971	249,468
FMC Corporation	151	7,299
Freeport-McMoRan, Inc.	1,994	21,655
International Flavors & Fragrances, Inc.	693	99,078
International Paper Co.	550	26,389
Martin Marietta Materials, Inc.	9,307	1,666,977
Masco Corporation	401	13,758
Monsanto Co.	713	72,869
Mosaic Co. (The)	713	17,440
NewMarket Corporation	60	25,759
Newmont Mining Corporation	900	35,361
Nucor Corporation	354	17,505
Owens-Illinois, Inc.*	127	2,336
PPG Industries, Inc.	4,700	485,792
Praxair, Inc.	2,185	264,014
Sealed Air Corporation	225	10,309
Sherwin-Williams Co. (The)	3,305	914,361
Vulcan Materials Co.	294	33,437
WestRock Co.	309	14,980

		11,084,543

Producer Durables — 5.3%
3M Co.	35,763	6,302,513
Alaska Air Group, Inc.	3,287	216,482
American Airlines Group, Inc.	837	30,643
AMETEK, Inc.	278	13,283
Automatic Data Processing, Inc.	11,301	996,748
Boeing Co. (The)	10,065	1,325,963
C.H. Robinson Worldwide, Inc.	2,398	168,963
Caterpillar, Inc.	969	86,018
Cintas Corporation	3,375	380,025
CSX Corporation	1,818	55,449
Cummins, Inc.	1,515	194,147
Deere & Co.	484	41,309
Delta Air Lines, Inc.	1,218	47,941
Dover Corporation	192	14,139
Emerson Electric Co.	20,853	1,136,697
Expeditors International of Washington, Inc.	4,887	251,778
FedEx Corporation	3,371	588,846
FLIR Systems, Inc.	1,545	48,544
Flowserve Corporation	133	6,416
Fluor Corporation	182	9,340
Fortive Corporation	430	21,887
General Dynamics Corporation	4,692	728,011
General Electric Co.	47,030	1,393,029
Honeywell International, Inc.	6,554	764,131
Huntington Ingalls Industries, Inc.	1,631	250,228
Illinois Tool Works, Inc.	497	59,561
J.B. Hunt Transport Services, Inc.	900	73,026
Jacobs Engineering Group, Inc.*	78	4,034
Kansas City Southern	154	14,371
L-3 Communications Holdings, Inc.	139	20,951
Landstar System, Inc.	3,546	241,412
Lockheed Martin Corporation	5,185	1,242,948
Mettler-Toledo International, Inc.*	1,440	604,555
Norfolk Southern Corporation	6,555	636,228
Northrop Grumman Corporation	4,232	905,436
PACCAR, Inc.	409	24,041
Parker-Hannifin Corporation	153	19,206
Paychex, Inc.	21,326	1,234,136
Pitney Bowes, Inc.	332	6,029
Quanta Services, Inc.*	139	3,891
Raytheon Co.	6,392	870,143
Republic Services, Inc.	90,954	4,588,629
Robert Half International, Inc.	1,859	70,382
Rockwell Automation, Inc.	16,641	2,035,860
Rockwell Collins, Inc.	3,303	278,575
Roper Technologies, Inc.	165	30,108
Ryder System, Inc.	111	7,320
Snap-on, Inc.	44	6,686
Southwest Airlines Co.	7,428	288,875
Stanley Black & Decker, Inc.	13,820	1,699,584
Stericycle, Inc.*	981	78,617
Textron, Inc.	272	10,812
TransDigm Group, Inc.*	70	20,238
Union Pacific Corporation	7,183	700,558
United Continental Holdings, Inc.*	462	24,241
United Parcel Service, Inc. Class B	41,694	4,559,656
United Rentals, Inc.*	69	5,416
United Technologies Corporation	8,081	821,030
Verisk Analytics, Inc.*	195	15,850
W.W. Grainger, Inc.Δ	584	131,307
Waste Management, Inc.	31,272	1,993,903
Waters Corporation*	180	28,528
Xerox Corporation	1,257	12,733
Xylem, Inc.	389	20,403

		38,461,809

Technology — 4.1%
Activision Blizzard, Inc.	874	38,718
Adobe Systems, Inc.*	4,434	481,266
Akamai Technologies, Inc.*	203	10,757
Alphabet, Inc. Class A*	2,062	1,657,972
Alphabet, Inc. Class C*	466	362,217
Amphenol Corporation Class A	428	27,786
Analog Devices, Inc.	354	22,815

88	See Notes to Schedules of Investments.

	Shares	Value
Apple, Inc.	17,551	$1,984,141
Applied Materials, Inc.	68,041	2,051,436
Arista Networks, Inc.Δ*	1,572	133,746
Autodesk, Inc.*	352	25,460
CA, Inc.	706	23,354
Cisco Systems, Inc.	91,280	2,895,402
Citrix Systems, Inc.*	176	14,999
Cognizant Technology Solutions Corporation Class A*	4,047	193,082
Corning, Inc.	1,580	37,367
CSRA, Inc.	165	4,439
Electronic Arts, Inc.*	423	36,124
F5 Networks, Inc.*	2,946	367,189
Facebook, Inc. Class A*	7,971	1,022,440
Gartner, Inc.*	4,526	400,325
Harris Corporation	176	16,123
Hewlett Packard Enterprise Co.	2,549	57,990
HP, Inc.	2,603	40,425
Intel Corporation	33,778	1,275,120
International Business Machines Corporation	9,703	1,541,322
Intuit, Inc.	13,822	1,520,558
Juniper Networks, Inc.	571	13,738
KLA-Tencor Corporation	188	13,105
Lam Research Corporation	181	17,143
Linear Technology Corporation	268	15,890
Maxim Integrated Products, Inc.	114,500	4,571,985
Microchip Technology, Inc.	519	32,251
Micron Technology, Inc.*	1,555	27,648
Microsoft Corporation	79,054	4,553,510
Motorola Solutions, Inc.	226	17,239
NetApp, Inc.	374	13,397
NVIDIA Corporation	11,159	764,615
Oracle Corporation	45,492	1,786,926
Qorvo, Inc.*	175	9,755
QUALCOMM, Inc.	7,598	520,463
Red Hat, Inc.*	180	14,549
salesforce.com, Inc.*	1,070	76,323
Skyworks Solutions, Inc.	215	16,370
Symantec Corporation	1,081	27,133
Synopsys, Inc.*	600	35,610
Teradata Corporation*	3,703	114,793
Texas Instruments, Inc.	7,184	504,173
VeriSign, Inc.*	180	14,083
Western Digital Corporation	476	27,832
Xilinx, Inc.	304	16,519
Yahoo!, Inc.*	1,518	65,426

		29,513,049

Utilities — 5.4%
AES Corporation	1,420	18,247
Alliant Energy Corporation	4,100	157,071
Ameren Corporation	14,608	718,421
American Electric Power Co., Inc.	16,406	1,053,429
American Water Works Co., Inc.	21,131	1,581,444
Aqua America, Inc.	38,993	1,188,507
AT&T, Inc.	53,487	2,172,107
Atmos Energy Corporation	37,257	2,774,529
CenterPoint Energy, Inc.	11,510	267,377
CenturyLink, Inc.	1,162	31,874
CMS Energy Corporation	355	14,913
Consolidated Edison, Inc.	13,920	1,048,176
Dominion Resources, Inc.	15,147	1,124,968
DTE Energy Co.	7,501	702,619
Duke Energy Corporation	13,455	1,076,938
Edison International	11,412	824,517
Entergy Corporation	204	15,653
Eversource Energy	453	24,543
Exelon Corporation	9,302	309,664
FirstEnergy Corporation	1,116	36,917
Frontier Communications Corporation	2,478	10,308
Level 3 Communications, Inc.*	391	18,135
NextEra Energy, Inc.	8,213	1,004,614
NiSource, Inc.	15,696	378,430
NRG Energy, Inc.	370	4,148
OGE Energy Corporation	10,332	326,698
ONE Gas, Inc.	69,449	4,294,726
PG&E Corporation	48,479	2,965,460
Pinnacle West Capital Corporation	12,867	977,763
PPL Corporation	5,163	178,485
Public Service Enterprise Group, Inc.	42,817	1,792,748
SCANA Corporation	161	11,652
Sempra Energy	9,189	984,969
Southern Co. (The)	31,693	1,625,851
UGI Corporation	22,969	1,039,118
Vectren Corporation	17,090	857,918
Verizon Communications, Inc.	93,497	4,859,974
WEC Energy Group, Inc.	6,173	369,639
WGL Holdings, Inc.	30,000	1,881,000
Xcel Energy, Inc.	9,362	385,153

		39,108,703

Total Common Stocks (Cost $252,376,673)		303,443,503

FOREIGN COMMON STOCKS — 3.4%
Bermuda — 0.5%
Arch Capital Group, Ltd.*	14,300	1,133,418
Axis Capital Holdings, Ltd.	3,742	203,303
Everest Re Group, Ltd.	8,316	1,579,790
Invesco, Ltd.	543	16,980
RenaissanceRe Holdings, Ltd.	4,600	552,736
Signet Jewelers, Ltd.	97	7,229
White Mountains Insurance Group, Ltd.	158	131,140
XL Group, Ltd.	452	15,201

		3,639,797

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	13,101

Curacao — 0.9%
Schlumberger, Ltd.	78,116	6,143,042

France — 0.7%
TOTAL SAΔ	113,452	5,395,871

Guernsey — 0.0%
Amdocs, Ltd.	640	37,024

Ireland — 0.7%
Accenture PLC Class A	10,792	1,318,458
Allegion PLC	94	6,478
Eaton Corporation PLC	749	49,217
Ingersoll-Rand PLC	294	19,974
Johnson Controls International PLC	1,433	66,679
Mallinckrodt PLC*	1,040	72,571
Medtronic PLC	41,947	3,624,221
Pentair PLC	224	14,390
Seagate Technology PLC	738	28,450

See Notes to Schedules of Investments.	89

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Willis Towers Watson PLC	205	$27,218

		5,227,656

Jersey — 0.1%
Delphi Automotive PLC	12,251	873,741

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	217	16,264

Netherlands — 0.2%
Frank’s International NVΔ	77,302	1,004,926
Koninklijke Philips NV	6,311	186,741
LyondellBasell Industries NV Class A	618	49,848
Mylan NV*	1,759	67,053

		1,308,568

Panama — 0.0%
Carnival Corporation	682	33,295

Singapore — 0.0%
Broadcom, Ltd.	602	103,857

Switzerland — 0.2%
Chubb, Ltd.	9,866	1,239,663
Garmin, Ltd.	231	11,114
TE Connectivity, Ltd.	429	27,619
Transocean, Ltd.*	893	9,519

		1,287,915

United Kingdom — 0.1%
Aon PLC	7,128	801,829
Nielsen Holdings PLC	545	29,196

		831,025

Total Foreign Common Stocks (Cost $21,504,266)		24,911,156

PREFERRED STOCKS — 2.2%
Bank of America Corporation
7.25%, 12/31/49 CONV	4,115	5,023,756
Spire, Inc.
6.75%, 04/01/17 CONV	27,976	1,605,487
U.S. Bancorp
6.00%, 12/31/49†Δ	242,600	6,225,116
Wells Fargo & Co.
7.50%, 12/31/49 CONV	2,342	3,064,741

Total Preferred Stocks (Cost $15,704,289)		15,919,100

MASTER LIMITED PARTNERSHIP — 0.6%
Spectra Energy Partners LP (Cost $4,056,524)	91,472	3,996,412

MONEY MARKET FUNDS — 10.2%
GuideStone Money Market Fund (Investor Class)¥	23,810,974	23,810,974
Northern Institutional Liquid Assets Portfolio§	49,994,012	49,994,012

Total Money Market Funds (Cost $73,804,986)		73,804,986

SYNTHETIC CONVERTIBLE INSTRUMENTS — 0.7%
Credit Suisse AG+ 144A@	9,200	469,806
Deutsche Bank AG+ 144A@	15,900	1,110,169
Morgan Stanley BV+@	6,300	515,151
UBS AG+ CONV 144A@	5,900	412,410
UBS AG+@	8,000	1,204,080
Wells Fargo Bank NA+ 144A@	17,000	1,234,741

Total Synthetic Convertible Instruments (Cost $4,937,290)		4,946,357

	Par
CORPORATE BONDS — 25.6%
Akamai Technologies, Inc.
0.91%, 02/15/19 CONVΩ	$3,735,000	3,655,650
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	3,115,000	3,204,556
Ares Capital Corporation
4.38%, 01/15/19 CONVΔ	3,920,000	4,096,400
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONVΔ	1,309,000	1,576,527
1.50%, 10/15/20 CONV	1,771,000	2,217,071
Blackhawk Network Holdings, Inc.
1.50%, 01/15/22 CONV 144A	2,400,000	2,298,000
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONVΔ	1,421,000	1,409,454
Brookdale Senior Living, Inc.
2.75%, 06/15/18 CONV	2,905,000	2,895,922
CalAtlantic Group, Inc.
1.63%, 05/15/18 CONVΔ	1,225,000	1,472,297
0.25%, 06/01/19 CONV	2,025,000	1,885,781
Cardtronics, Inc.
1.00%, 12/01/20 CONV	1,279,000	1,352,542
Chart Industries, Inc.
2.00%, 08/01/18 CONVΔ	1,920,000	1,896,000
Chesapeake Energy
5.50%, 09/15/26 CONV 144A	795,000	795,000
Ciena Corporation
0.88%, 06/15/17 CONV	300,000	299,813
Citigroup, Inc.
5.95%, 07/29/49†Δ	2,374,000	2,462,265
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	2,755,000	3,128,647
Colony Starwood Homes REIT
3.00%, 07/01/19 CONV	1,325,000	1,442,594
DISH Network Corporation
3.38%, 08/15/26 CONV 144A	2,440,000	2,684,000
Dycom Industries, Inc.
0.75%, 09/15/21 CONVΔ	1,528,000	1,677,011
Echo Global Logistics, Inc.
2.50%, 05/01/20 CONV	1,125,000	1,064,531
Electronics for Imaging, Inc.
0.75%, 09/01/19 CONVΔ	2,955,000	3,276,356
Empire State Realty OP LP REIT
2.63%, 08/15/19 CONV 144AΔ	860,000	1,000,825
Envestnet, Inc.
1.75%, 12/15/19 CONV	1,045,000	1,000,588
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONV	620,000	783,525
Extra Space Storage LP REIT
3.13%, 10/01/35 CONV 144AΔ	3,190,000	3,451,181
FireEye, Inc.
1.63%, 06/01/35 CONV	1,720,000	1,575,950

90	See Notes to Schedules of Investments.

	Par	Value
General Electric Co.
5.00%, 12/29/49†Δ	$4,883,000	$5,198,930
Goldman Sachs Group, Inc.
5.30%, 12/29/49†Δ	1,259,000	1,293,623
Hologic, Inc.
2.00%, 03/01/42 STEP CONVΔ	722,000	985,530
(0.76)%, 12/15/43 STEP CONVΩ	1,075,000	1,320,906
Huron Consulting Group, Inc.
1.25%, 10/01/19 CONV	2,505,000	2,536,312
Illumina, Inc.
(1.44)%, 06/15/19 CONVΩΔ	1,520,000	1,580,800
0.50%, 06/15/21 CONV	1,401,000	1,535,846
Impax Laboratories, Inc.
2.00%, 06/15/22 CONVΔ	3,650,000	3,221,125
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	1,590,000	2,492,325
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV 144A	1,925,000	1,953,875
Intel Corporation
2.95%, 12/15/35 CONVΔ	7,162,000	9,905,942
InterDigital, Inc.
1.50%, 03/01/20 CONVΔ	2,935,000	3,588,038
Lam Research Corporation
1.25%, 05/15/18 CONVΔ	1,406,000	2,245,206
Liberty Interactive Corporation
1.75%, 09/30/46 CONV 144A	445,000	472,256
Liberty Media Corporation
1.38%, 10/15/23 CONV	913,000	956,368
2.25%, 09/30/46 CONV 144A	885,000	923,166
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONVΔ	2,760,000	3,003,225
Macquarie Infra-structure Corporation
2.88%, 07/15/19 CONV	3,255,000	3,830,728
Medidata Solutions, Inc.
1.00%, 08/01/18 CONVΔ	3,430,000	4,023,819
Meritor, Inc.
7.88%, 03/01/26 CONV	640,000	864,000
Microchip Technology, Inc.
1.63%, 02/15/25 CONVΔ	7,591,000	9,716,480
Molina Healthcare, Inc.
1.63%, 08/15/44 CONV	2,061,000	2,450,014
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONVΔ	2,130,000	2,444,175
Navistar International Corporation
4.75%, 04/15/19 CONV	2,040,000	1,913,775
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144A	1,790,000	1,797,831
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144A	2,100,000	1,837,500
NuVasive, Inc.
2.25%, 03/15/21 CONV 144AΔ	2,345,000	2,978,150
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONV	915,000	1,036,809
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	2,975,000	3,030,781
Palo Alto Networks, Inc.
(14.86)%, 07/01/19 CONVΩ	605,000	925,272
PDC Energy, Inc.
1.13%, 09/15/21 CONV	470,000	501,725
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	4,110,000	4,423,388
Proofpoint, Inc.
0.75%, 06/15/20 CONV	3,571,000	4,146,824
Red Hat, Inc.
0.25%, 10/01/19 CONVΔ	1,420,000	1,804,288
Royal Gold, Inc.
2.88%, 06/15/19 CONVΔ	1,135,000	1,273,328
RTI International Metals, Inc.
1.63%, 10/15/19 CONV	2,085,000	2,233,556
salesforce.com, Inc.
0.25%, 04/01/18 CONV	1,477,000	1,769,631
ServiceNow, Inc.
(9.40)%, 11/01/18 CONVΩΔ	1,630,000	1,992,675
Shutterfly, Inc.
0.25%, 05/15/18 CONV	2,115,000	2,081,953
SM Energy Co.
1.50%, 07/01/21 CONV	475,000	572,375
Spirit Realty Capital, Inc. REIT
2.88%, 05/15/19 CONV	1,655,000	1,830,852
Starwood Property Trust, Inc. REIT
4.55%, 03/01/18 CONV	4,130,000	4,548,162
Synchronoss Technologies, Inc.
0.75%, 08/15/19 CONVΔ	866,000	918,501
Tesla Motors, Inc.
1.25%, 03/01/21 CONV	2,315,000	1,990,900
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	3,770,000	3,715,806
Tutor Perini Corporation
2.88%, 06/15/21 CONV 144AΔ	455,000	475,759
Twitter, Inc.
1.00%, 09/15/21 CONVΔ	4,245,000	4,040,709
VEREIT, Inc. REIT
3.00%, 08/01/18 CONV	878,000	876,902
Verint Systems, Inc.
1.50%, 06/01/21 CONV	3,530,000	3,362,325
Web.com Group, Inc.
1.00%, 08/15/18 CONV	2,955,000	2,820,178
WebMD Health Corporation
2.63%, 06/15/23 CONV 144AΔ	920,000	900,450
Whiting Petroleum Corporation
1.25%, 04/01/20 CONV	1,175,000	976,719
Workday, Inc.
0.75%, 07/15/18 CONV	2,140,000	2,644,238
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV	2,695,000	2,892,072

Total Corporate Bonds (Cost $175,602,927)		185,458,609

See Notes to Schedules of Investments.	91

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FOREIGN BONDS — 1.9%
Bermuda — 0.5%
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONVΔ	$2,615,000	$2,664,031
Weatherford International, Ltd.
5.88%, 07/01/21 CONV	780,000	877,013

		3,541,044

France — 0.3%
TOTAL SA
0.50%, 12/02/22 CONV	1,800,000	1,835,820

Netherlands — 1.1%
NXP Semiconductors NV
1.00%, 12/01/19 CONV	2,760,000	3,263,700
QIAGEN NV
0.38%, 03/19/19 CONV	800,000	895,200
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONVΔ	1,250,000	1,441,075
STMicroelectronics NV
0.41%, 07/03/19 CONVΩ	2,400,000	2,373,000

		7,972,975

Total Foreign Bonds (Cost $12,897,928)		13,349,839

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bills
0.43%, 12/08/16Ω‡‡	3,400,000	3,398,963
0.57%, 12/08/16Ω	28,000,000	27,991,460
0.48%, 03/02/17Ω	500,000	499,259
0.52%, 03/02/17Ω	2,300,000	2,296,591
0.61%, 03/02/17Ω	500,000	499,259
0.66%, 03/02/17Ω	31,475,000	31,428,354
0.48%, 06/22/17Ω	3,750,000	3,737,205
0.54%, 06/22/17Ω	28,340,000	28,243,304
U.S. Treasury Notes
0.75%, 06/30/17	18,550,000	18,572,316
0.88%, 08/15/17	28,700,000	28,759,409

Total U.S. Treasury Obligations (Cost $145,339,134)		145,426,120

TOTAL INVESTMENTS — 106.6% (Cost $706,224,017)		771,256,082

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
S&P 500® , Strike Price $2,190.00, Expires 10/07/16 (DEUT)	(16)	(4,000)
S&P 500® , Strike Price $2,190.00, Expires 10/14/16 (CITI)	(15)	(10,050)
S&P 500® , Strike Price $2,195.00, Expires 10/14/16 (RBC)	(15)	(6,975)
S&P 500® , Strike Price $2,210.00, Expires 10/21/16 (CITIC)	(16)	(5,760)
S&P 500® , Strike Price $2,210.00, Expires 10/28/16 (CITIC)	(14)	(8,792)
S&P 500® , Strike Price $2,220.00, Expires 10/07/16 (MSCS)	(14)	(350)
S&P 500® , Strike Price $2,220.00, Expires 10/21/16 (RBC)	(15)	(11,625)
S&P 500® , Strike Price $2,220.00, Expires 10/28/16 (RBC)	(16)	(14,240)

		(61,792)

Put Options — (0.1)%
S&P 500® , Strike Price $2,045.00, Expires 10/07/16 (DEUT)	(77)	(3,080)
S&P 500® , Strike Price $2,050.00, Expires 10/14/16 (CITI)	(80)	(14,800)
S&P 500® , Strike Price $2,060.00, Expires 10/21/16 (RBC)	(78)	(30,030)
S&P 500® , Strike Price $2,065.00, Expires 10/28/16 (RBC)	(77)	(50,897)
S&P 500® , Strike Price $2,100.00, Expires 10/21/16 (CITIC)	(76)	(50,540)
S&P 500® , Strike Price $2,100.00, Expires 10/28/16 (MSCS)	(74)	(80,660)
S&P 500® , Strike Price $2,105.00, Expires 10/07/16 (MSCS)	(75)	(13,050)
S&P 500® , Strike Price $2,240.00, Expires 10/14/16 (RBC)	(78)	(9,828)

		(252,885)

Total Written Options (Premiums received $(763,659))		(314,677)

Liabilities in Excess of Other Assets — (6.5)%		(47,319,377)

NET ASSETS — 100.0%		$723,622,028

92	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$303,443,503	$303,443,503	$—	$—
Corporate Bonds	185,458,609	—	185,458,609	—
Foreign Bonds:
Bermuda	3,541,044	—	3,541,044	—
France	1,835,820	—	1,835,820	—
Netherlands	7,972,975	—	7,972,975	—
Foreign Common Stocks:
Bermuda	3,639,797	3,639,797	—	—
British Virgin Islands	13,101	13,101	—	—
Curacao	6,143,042	6,143,042	—	—
France	5,395,871	—	5,395,871	—
Guernsey	37,024	37,024	—	—
Ireland	5,227,656	5,227,656	—	—
Jersey	873,741	873,741	—	—
Liberia	16,264	16,264	—	—
Netherlands	1,308,568	1,121,827	186,741	—
Panama	33,295	33,295	—	—
Singapore	103,857	103,857	—	—
Switzerland	1,287,915	1,287,915	—	—
United Kingdom	831,025	831,025	—	—
Master Limited Partnership	3,996,412	3,996,412	—	—
Money Market Funds	73,804,986	73,804,986	—	—
Preferred Stocks	15,919,100	15,919,100	—	—
U.S. Treasury Obligations	145,426,120	—	145,426,120	—
Synthetic Convertible Instruments	4,946,357	—	—	4,946,357

Total Assets — Investments in Securities	$771,256,082	$416,492,545	$349,817,180	$4,946,357

Liabilities:
Investments in Securities:
Written Options	$(314,677)	$(89,452)	$(225,225)	$—

Total Liabilities — Investments in Securities	$(314,677)	$(89,452)	$(225,225)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(15,466)	$—	$(15,466)	$—
Futures Contracts	(33,259)	(33,259)	—	—

Total Liabilities — Other Financial Instruments	$(48,725)	$(33,259)	$(15,466)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	93

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Synthetic Convertible Instruments
Balance, 12/31/15	$5,550,877	$5,550,877
Accrued discounts/premiums	—	—
Realized gain (loss)	(3,475)	(3,475)
Change in unrealized appreciation (depreciation)	86,609	86,609
Purchases	4,937,290	4,937,290
Sales	(5,624,944)	(5,624,944)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Maturities	—	—
Paydowns	—	—

Balance, 09/30/16	$4,946,357	$4,946,357

94	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.4%
Consumer Discretionary — 13.1%
Advance Auto Parts, Inc.	2,745	$409,334
Amazon.com, Inc.*	14,346	12,012,049
AutoNation, Inc.*	2,542	123,821
AutoZone, Inc.*	1,114	855,931
Bed Bath & Beyond, Inc.	5,670	244,434
Best Buy Co., Inc.	10,393	396,805
BorgWarner, Inc.	8,065	283,727
CarMax, Inc.Δ*	7,247	386,627
CBS Corporation Class B (Non-Voting Shares)	15,355	840,533
Charter Communications, Inc. Class A*	851	229,744
Chipotle Mexican Grill, Inc.Δ*	1,095	463,732
Coach, Inc.	10,404	380,370
Comcast Corporation Class A	89,732	5,952,821
Costco Wholesale Corporation	16,271	2,481,490
D.R. Horton, Inc.	12,145	366,779
Darden Restaurants, Inc.	4,259	261,162
Discovery Communications, Inc. Class AΔ*	5,482	147,575
Discovery Communications, Inc. Class C*	8,967	235,922
Dollar General Corporation	10,512	735,735
Dollar Tree, Inc.*	8,698	686,533
eBay, Inc.*	39,141	1,287,739
Estee Lauder Cos., Inc. (The) Class A	8,204	726,546
Expedia, Inc.	4,322	504,464
Foot Locker, Inc.	5,069	343,273
Ford Motor Co.	144,543	1,744,634
Fortune Brands Home & Security, Inc.	5,687	330,415
Gap, Inc. (The)Δ	8,085	179,810
General Motors Co.	51,917	1,649,403
Genuine Parts Co.	5,571	559,607
Goodyear Tire & Rubber Co. (The)	10,038	324,227
H&R Block, Inc.Δ	8,300	192,145
Hanesbrands, Inc.	14,216	358,954
Harley-Davidson, Inc.Δ	6,786	356,876
Harman International Industries, Inc.Δ	2,581	217,965
Hasbro, Inc.	4,114	326,364
Home Depot, Inc. (The)	46,132	5,936,266
Interpublic Group of Cos., Inc. (The)	14,688	328,277
Kohl’s Corporation	6,969	304,894
L Brands, Inc.	9,448	668,635
Leggett & Platt, Inc.	4,991	227,490
Lennar Corporation Class A	6,785	287,277
LKQ Corporation*	11,558	409,847
Lowe’s Cos., Inc.	32,842	2,371,521
Macy’s, Inc.	11,632	430,966
Marriott International, Inc. Class AΔ	11,967	805,738
Mattel, Inc.	12,746	385,949
McDonald’s Corporation	32,558	3,755,891
Mohawk Industries, Inc.*	2,387	478,212
Netflix, Inc.*	15,894	1,566,354
Newell Brands, Inc.	16,864	888,058
News Corporation Class A	13,865	193,833
News Corporation Class B	3,661	52,059
NIKE, Inc. Class B	49,355	2,598,541
Nordstrom, Inc.Δ	4,745	246,171
Omnicom Group, Inc.	8,892	755,820
O’Reilly Automotive, Inc.*	3,583	1,003,634
Priceline Group, Inc. (The)*	1,839	2,706,070
PulteGroup, Inc.	11,415	228,757
PVH Corporation	2,959	326,969
Ralph Lauren Corporation	2,058	208,146
Ross Stores, Inc.	14,955	961,606
Scripps Networks Interactive, Inc. Class AΔ	3,568	226,532
Staples, Inc.	24,605	210,373
Starbucks Corporation	54,397	2,945,053
Target CorporationΔ	21,807	1,497,705
TEGNA, Inc.	8,303	181,503
Tiffany & Co.Δ	4,009	291,174
Time Warner, Inc.	29,084	2,315,377
TJX Cos., Inc. (The)	24,515	1,833,232
Tractor Supply Co.	4,911	330,756
TripAdvisor, Inc.*	4,311	272,369
Twenty-First Century Fox, Inc. Class A	40,561	982,387
Twenty-First Century Fox, Inc. Class B	15,933	394,182
Ulta Salon Cosmetics & Fragrance, Inc.*	2,317	551,400
Under Armour, Inc. Class AΔ*	6,728	260,239
Under Armour, Inc. Class C*	6,794	230,045
Urban Outfitters, Inc.*	3,039	104,906
VF Corporation	12,323	690,704
Wal-Mart Stores, Inc.	56,631	4,084,228
Walt Disney Co. (The)	55,353	5,140,080
Whirlpool Corporation	2,806	455,021
Wyndham Worldwide Corporation	4,156	279,823
Yum! Brands, Inc.	15,176	1,378,132

		89,379,748

Consumer Staples — 7.1%
Archer-Daniels-Midland Co.	21,937	925,083
Campbell Soup Co.	6,553	358,449
Church & Dwight Co., Inc.	9,614	460,703
Clorox Co. (The)	4,811	602,241
Coca-Cola Co. (The)	144,411	6,111,474
Colgate-Palmolive Co.	33,094	2,453,589
ConAgra Foods, Inc.	16,076	757,340
CVS Health Corporation	39,814	3,543,048
Dr. Pepper Snapple Group, Inc.	6,943	633,965
General Mills, Inc.	22,035	1,407,596
Hershey Co. (The)	5,189	496,068
Hormel Foods Corporation	10,098	383,017
J.M. Smucker Co. (The)	4,446	602,611
Kellogg Co.	9,344	723,880
Kimberly-Clark Corporation	13,365	1,685,861
Kraft Heinz Co. (The)	25,132	2,249,565
Kroger Co. (The)	35,332	1,048,654
McCormick & Co., Inc. (Non-Voting Shares)	4,213	420,963
Mead Johnson Nutrition Co.	6,927	547,302
Mondelez International, Inc. Class A	57,683	2,532,284
Monster Beverage Corporation*	5,180	760,476
PepsiCo, Inc.	54,206	5,895,987
Procter & Gamble Co. (The)	98,743	8,862,184

See Notes to Schedules of Investments.	95

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sysco Corporation	19,348	$948,246
Tyson Foods, Inc. Class A	12,484	932,180
Walgreens Boots Alliance, Inc.	32,042	2,583,226
Whole Foods Market, Inc.	11,874	336,628

		48,262,620

Energy — 6.7%
Anadarko Petroleum Corporation	18,968	1,201,812
Apache Corporation	13,964	891,881
Archrock, Inc.	13	170
Baker Hughes, Inc.	16,191	817,160
Cabot Oil & Gas Corporation	17,428	449,642
Chesapeake Energy CorporationΔ*	22,454	140,787
Chevron Corporation	69,851	7,189,065
Cimarex Energy Co.	3,553	477,417
Concho Resources, Inc.*	5,101	700,622
ConocoPhillips	45,845	1,992,882
Devon Energy Corporation	19,349	853,484
EOG Resources, Inc.	20,345	1,967,565
EQT Corporation	6,378	463,170
Exterran Corporation*	6	94
Exxon Mobil Corporation	153,745	13,418,864
First Solar, Inc.Δ*	2,733	107,926
FMC Technologies, Inc.*	8,312	246,617
Halliburton Co.	31,863	1,430,011
Helmerich & Payne, Inc.Δ	3,908	263,008
Hess Corporation	9,841	527,674
Kinder Morgan, Inc.	68,008	1,573,025
Marathon Oil Corporation	31,833	503,280
Marathon Petroleum Corporation	19,594	795,320
Murphy Oil Corporation	6,037	183,525
National Oilwell Varco, Inc.	14,152	519,945
Newfield Exploration Co.*	7,387	321,039
Noble Energy, Inc.	15,961	570,446
Occidental Petroleum Corporation	28,240	2,059,261
ONEOK, Inc.	7,818	401,767
Phillips 66	17,414	1,402,698
Pioneer Natural Resources Co.	6,090	1,130,609
Range Resources Corporation	6,377	247,109
Southwestern Energy Co.*	14,157	195,933
Spectra Energy Corporation	25,286	1,080,977
Tesoro Corporation	4,429	352,371
Valero Energy Corporation	17,333	918,649
Williams Cos., Inc. (The)	25,384	780,050

		46,175,855

Financial Services — 17.8%
Affiliated Managers Group, Inc.*	2,010	290,847
Aflac, Inc.	15,268	1,097,311
Alliance Data Systems Corporation*	2,165	464,457
Allstate Corporation (The)	13,929	963,608
American Express Co.	29,985	1,920,239
American International Group, Inc.	41,489	2,461,957
American Tower Corporation REIT	15,727	1,782,341
Ameriprise Financial, Inc.	6,100	608,597
Apartment Investment & Management Co. Class A REIT	5,951	273,210
Arthur J. Gallagher & Co.	6,517	331,520
Assurant, Inc.	2,341	215,957
AvalonBay Communities, Inc. REIT	5,117	910,007
Bank of America Corporation	381,055	5,963,511
Bank of New York Mellon Corporation (The)	39,883	1,590,534
BB&T Corporation	30,463	1,149,064
Berkshire Hathaway, Inc. Class B*	69,515	10,042,832
BlackRock, Inc.	4,670	1,692,688
Boston Properties, Inc. REIT	5,686	774,945
Capital One Financial Corporation	18,963	1,362,112
CBRE Group, Inc. Class A*	10,731	300,253
Charles Schwab Corporation (The)	44,611	1,408,369
Cincinnati Financial Corporation	5,441	410,360
Citigroup, Inc.	108,814	5,139,285
Citizens Financial Group, Inc.	19,869	490,963
CME Group, Inc.	12,596	1,316,534
Comerica, Inc.	6,388	302,280
Crown Castle International Corporation REIT	12,482	1,175,929
Digital Realty Trust, Inc. REITΔ	5,467	530,955
Discover Financial Services	15,300	865,215
Dun & Bradstreet Corporation (The)	1,346	183,891
E*TRADE Financial Corporation*	10,478	305,119
Equifax, Inc.	4,433	596,593
Equinix, Inc. REIT	2,574	927,284
Equity Residential REIT	13,641	877,526
Essex Property Trust, Inc. REIT	2,400	534,480
Extra Space Storage, Inc. REIT	4,684	371,956
Federal Realty Investment Trust REIT	2,600	400,218
Fidelity National Information Services, Inc.	10,373	799,032
Fifth Third Bancorp	28,756	588,348
Fiserv, Inc.*	8,225	818,141
Franklin Resources, Inc.	13,630	484,819
General Growth Properties, Inc. REIT	21,627	596,905
Global Payments, Inc.	5,633	432,389
Goldman Sachs Group, Inc. (The)	14,296	2,305,516
Hartford Financial Services Group, Inc. (The)	14,682	628,683
HCP, Inc. REIT	17,306	656,763
Host Hotels & Resorts, Inc. REITΔ	27,531	428,658
Huntington Bancshares, Inc.	38,337	378,003
Intercontinental Exchange, Inc.	4,425	1,191,918
Iron Mountain, Inc. REIT	8,763	328,875
JPMorgan Chase & Co.	135,599	9,029,537
KeyCorp	31,726	386,105
Kimco Realty Corporation REIT	15,470	447,856
Legg Mason, Inc.	4,104	137,402
Leucadia National Corporation	12,259	233,411
Lincoln National Corporation	8,875	416,948
Loews Corporation	9,771	402,077
M&T Bank Corporation	5,892	684,061
Macerich Co. (The) REIT	4,614	373,134

96	See Notes to Schedules of Investments.

	Shares	Value
Marsh & McLennan Cos., Inc.	19,396	$1,304,381
MasterCard, Inc. Class A	35,961	3,659,751
MetLife, Inc.	40,735	1,809,856
Moody’s Corporation	6,297	681,839
Morgan Stanley	56,134	1,799,656
Nasdaq, Inc.	4,269	288,328
Navient Corporation	12,116	175,319
Northern Trust Corporation	7,800	530,322
PayPal Holdings, Inc.*	40,945	1,677,517
People’s United Financial, Inc.Δ	11,480	181,614
PNC Financial Services Group, Inc. (The)	18,467	1,663,692
Principal Financial Group, Inc.	10,001	515,152
Progressive Corporation (The)	21,632	681,408
Prologis, Inc. REIT	19,570	1,047,778
Prudential Financial, Inc.	16,373	1,336,855
Public Storage REIT	5,457	1,217,675
Realty Income Corporation REIT	9,546	638,914
Regions Financial Corporation	46,314	457,119
S&P Global, Inc.	9,767	1,236,112
Simon Property Group, Inc. REIT	11,466	2,373,577
SL Green Realty Corporation REIT	3,720	402,132
State Street Corporation	14,760	1,027,739
SunTrust Banks, Inc.	18,647	816,739
Synchrony Financial	30,761	861,308
T. Rowe Price Group, Inc.	9,221	613,197
Torchmark Corporation	4,186	267,444
Total System Services, Inc.	6,366	300,157
Travelers Cos., Inc. (The)	10,854	1,243,326
U.S. Bancorp	60,165	2,580,477
UDR, Inc. REIT	9,879	355,545
Unum Group	8,642	305,149
Ventas, Inc. REIT	12,583	888,737
Visa, Inc. Class AΔ	70,643	5,842,176
Vornado Realty Trust REIT	6,562	664,140
Wells Fargo & Co.	171,339	7,586,891
Welltower, Inc. REIT	13,263	991,675
Western Union Co. (The)	18,512	385,420
Weyerhaeuser Co. REIT	27,654	883,269
Zions Bancorporation	7,446	230,975

		121,304,889

Healthcare — 11.8%
Abbott Laboratories	54,567	2,307,638
AbbVie, Inc.	66,144	4,171,702
Aetna, Inc.	12,965	1,496,809
Agilent Technologies, Inc.	12,235	576,146
Alexion Pharmaceuticals, Inc.*	8,284	1,015,121
Amgen, Inc.	30,180	5,034,326
Anthem, Inc.	9,726	1,218,765
Baxter International, Inc.	20,435	972,706
Becton, Dickinson and Co.	7,854	1,411,599
Biogen, Inc.*	8,542	2,673,902
Boston Scientific Corporation*	50,254	1,196,045
Bristol-Myers Squibb Co.	68,210	3,677,883
C.R. Bard, Inc.	2,738	614,079
Cardinal Health, Inc.	17,109	1,329,369
Celgene Corporation*	28,762	3,006,492
Centene Corporation*	6,406	428,946
Cerner Corporation*	11,227	693,267
Cigna Corporation	9,507	1,238,952
Danaher Corporation	22,223	1,742,061
DaVita HealthCare Partners, Inc.*	6,108	403,556
DENTSPLY SIRONA, Inc.	8,772	521,320
Edwards Lifesciences Corporation*	7,800	940,368
Eli Lilly & Co.	41,030	3,293,068
Express Scripts Holding Co.*	23,515	1,658,513
Gilead Sciences, Inc.	49,367	3,905,917
HCA Holdings, Inc.*	11,102	839,644
Henry Schein, Inc.*	3,075	501,164
Hologic, Inc.*	9,116	353,974
Humana, Inc.	5,530	978,202
Illumina, Inc.*	5,434	987,140
Intuitive Surgical, Inc.*	1,408	1,020,561
Johnson & Johnson	105,334	12,443,105
Laboratory Corporation of America Holdings*	4,787	658,117
McKesson Corporation	10,542	1,757,879
Patterson Cos., Inc.Δ	3,194	146,732
PerkinElmer, Inc.	4,105	230,332
Quest Diagnostics, Inc.	5,265	445,577
Regeneron Pharmaceuticals, Inc.*	2,905	1,167,868
St. Jude Medical, Inc.	10,474	835,406
Stryker Corporation	11,636	1,354,547
Thermo Fisher Scientific, Inc.	14,611	2,324,026
UnitedHealth Group, Inc.	38,156	5,341,840
Universal Health Services, Inc. Class B	3,301	406,749
Varian Medical Systems, Inc.Δ*	3,565	354,825
Vertex Pharmaceuticals, Inc.*	9,238	805,646
Zimmer Biomet Holdings, Inc.	7,388	960,588
Zoetis, Inc.	24,697	1,284,491

		80,726,963

Materials & Processing — 2.9%
Acuity Brands, Inc.	1,643	434,738
Air Products & Chemicals, Inc.	7,234	1,087,559
Alcoa, Inc.	49,422	501,139
Ball CorporationΔ	5,173	423,927
CF Industries Holdings, Inc.	8,828	214,962
Dow Chemical Co. (The)	41,609	2,156,594
E.I. du Pont de Nemours & Co.	32,369	2,167,752
Eastman Chemical Co.	5,449	368,788
Ecolab, Inc.	9,804	1,193,343
Fastenal Co.	10,759	449,511
FMC Corporation	4,848	234,352
Freeport-McMoRan, Inc.	46,615	506,239
International Flavors & Fragrances, Inc.	2,950	421,761
International Paper Co.	15,226	730,543
Martin Marietta Materials, Inc.	2,361	422,879
Masco Corporation	12,522	429,630
Monsanto Co.	16,208	1,656,458
Mosaic Co. (The)	12,935	316,390
Newmont Mining Corporation	19,655	772,245
Nucor Corporation	11,797	583,362
Owens-Illinois, Inc.*	6,274	115,379
PPG Industries, Inc.	9,813	1,014,272
Praxair, Inc.	10,601	1,280,919
Sealed Air Corporation	7,210	330,362
Sherwin-Williams Co. (The)	2,937	812,550

See Notes to Schedules of Investments.	97

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Vulcan Materials Co.	4,979	$566,262
WestRock Co.	9,470	459,106

		19,651,022

Producer Durables — 9.8%
3M Co.	22,503	3,965,704
Alaska Air Group, Inc.	4,535	298,675
American Airlines Group, Inc.	21,202	776,205
AMETEK, Inc.	8,745	417,836
Automatic Data Processing, Inc.	16,841	1,485,376
Avery Dennison Corporation	3,272	254,529
Boeing Co. (The)	22,195	2,923,969
C.H. Robinson Worldwide, Inc.	5,208	366,956
Caterpillar, Inc.	21,616	1,918,852
Cintas Corporation	3,159	355,703
CSX Corporation	35,484	1,082,262
Cummins, Inc.	5,861	751,087
Deere & Co.Δ	11,036	941,923
Delta Air Lines, Inc.	28,602	1,125,775
Dover Corporation	5,776	425,345
Emerson Electric Co.	23,868	1,301,045
Expeditors International of Washington, Inc.	6,818	351,263
FedEx Corporation	9,248	1,615,441
FLIR Systems, Inc.	5,180	162,756
Flowserve Corporation	4,858	234,350
Fluor Corporation	5,110	262,245
Fortive Corporation	11,111	565,550
General Dynamics Corporation	10,638	1,650,592
General Electric Co.	340,945	10,098,791
Honeywell International, Inc.	28,314	3,301,129
Illinois Tool Works, Inc.	12,023	1,440,836
J.B. Hunt Transport Services, Inc.	3,269	265,247
Jacobs Engineering Group, Inc.*	4,647	240,343
Kansas City Southern	4,046	377,573
L-3 Communications Holdings, Inc.	2,814	424,154
Lockheed Martin Corporation	9,730	2,332,476
Mettler-Toledo International, Inc.*	900	377,847
Norfolk Southern Corporation	10,996	1,067,272
Northrop Grumman Corporation	6,714	1,436,460
PACCAR, Inc.	12,988	763,435
Parker-Hannifin Corporation	5,009	628,780
Paychex, Inc.	11,954	691,778
Pitney Bowes, Inc.	6,878	124,904
Quanta Services, Inc.*	5,431	152,014
Raytheon Co.	11,002	1,497,702
Republic Services, Inc.	8,715	439,672
Robert Half International, Inc.	4,920	186,271
Rockwell Automation, Inc.	4,778	584,540
Rockwell Collins, Inc.	4,858	409,724
Roper Technologies, Inc.	3,753	684,810
Ryder System, Inc.	1,991	131,306
Snap-on, Inc.	2,136	324,586
Southwest Airlines Co.	23,826	926,593
Stanley Black & Decker, Inc.	5,530	680,079
Stericycle, Inc.*	3,095	248,033
Textron, Inc.	9,853	391,657
TransDigm Group, Inc.*	1,980	572,458
Union Pacific Corporation	31,122	3,035,329
United Continental Holdings, Inc.*	12,532	657,554
United Parcel Service, Inc. Class B	25,671	2,807,381
United Rentals, Inc.*	3,295	258,624
United Technologies Corporation	28,853	2,931,465
Verisk Analytics, Inc.*	5,738	466,385
W.W. Grainger, Inc.Δ	2,114	475,312
Waste Management, Inc.	15,274	973,870
Waters Corporation*	3,017	478,164
Xerox Corporation	35,948	364,153
Xylem, Inc.	6,524	342,184

		66,824,330

Technology — 18.0%
Activision Blizzard, Inc.	18,760	831,068
Adobe Systems, Inc.*	18,511	2,009,184
Akamai Technologies, Inc.*	6,606	350,052
Alphabet, Inc. Class A*	10,888	8,754,605
Alphabet, Inc. Class C*	10,958	8,517,544
Amphenol Corporation Class A	11,410	740,737
Analog Devices, Inc.	11,473	739,435
Apple, Inc.	203,107	22,961,246
Applied Materials, Inc.	40,351	1,216,583
Autodesk, Inc.*	8,418	608,874
CA, Inc.	10,805	357,429
Cisco Systems, Inc.	186,490	5,915,463
Citrix Systems, Inc.*	5,780	492,572
Cognizant Technology Solutions Corporation Class A*	22,410	1,069,181
Corning, Inc.	39,819	941,719
CSRA, Inc.	4,813	129,470
Electronic Arts, Inc.*	11,180	954,772
F5 Networks, Inc.*	2,480	309,107
Facebook, Inc. Class A*	85,721	10,995,433
Harris Corporation	4,630	424,154
Hewlett Packard Enterprise Co.	61,571	1,400,740
HP, Inc.	63,789	990,643
Intel Corporation	175,112	6,610,478
International Business Machines Corporation	32,749	5,202,179
Intuit, Inc.	9,451	1,039,705
Juniper Networks, Inc.	12,864	309,508
KLA-Tencor Corporation	5,691	396,720
Lam Research Corporation	5,942	562,767
Linear Technology Corporation	8,974	532,069
Microchip Technology, Inc.Δ	8,063	501,035
Micron Technology, Inc.*	37,945	674,662
Microsoft Corporation	291,439	16,786,886
Motorola Solutions, Inc.	5,961	454,705
NetApp, Inc.	10,744	384,850
NVIDIA Corporation	18,866	1,292,698
Oracle Corporation	115,374	4,531,891
Qorvo, Inc.*	4,807	267,942
QUALCOMM, Inc.	54,450	3,729,825
Red Hat, Inc.*	6,794	549,159
salesforce.com, Inc.*	23,597	1,683,174
Skyworks Solutions, Inc.Δ	6,957	529,706
Symantec Corporation	23,019	577,777
Teradata Corporation*	5,001	155,031
Texas Instruments, Inc.	37,229	2,612,731
VeriSign, Inc.Δ*	3,542	277,126
Western Digital Corporation	10,322	603,527
Xilinx, Inc.	9,444	513,187

98	See Notes to Schedules of Investments.

	Shares	Value
Yahoo!, Inc.*	32,370	$1,395,147

		122,884,496

Utilities — 6.2%
AES Corporation	24,428	313,900
Alliant Energy Corporation	6,500	249,015
Ameren Corporation	9,053	445,226
American Electric Power Co., Inc.	18,233	1,170,741
American Water Works Co., Inc.	6,637	496,713
AT&T, Inc.	228,264	9,269,801
CenterPoint Energy, Inc.	15,861	368,451
CenturyLink, Inc.	20,302	556,884
CMS Energy Corporation	10,396	436,736
Consolidated Edison, Inc.	11,311	851,718
Dominion Resources, Inc.	23,763	1,764,878
DTE Energy Co.	6,664	624,217
Duke Energy Corporation	26,418	2,114,497
Edison International	13,183	952,472
Entergy Corporation	6,638	509,334
Eversource Energy	11,754	636,832
Exelon Corporation	34,174	1,137,652
FirstEnergy Corporation	15,762	521,407
Frontier Communications CorporationΔ	44,092	183,423
Level 3 Communications, Inc.*	10,744	498,307
NextEra Energy, Inc.	20,365	2,491,047
NiSource, Inc.	23,079	556,435
NRG Energy, Inc.	11,763	131,863
PG&E Corporation	18,405	1,125,834
Pinnacle West Capital Corporation	4,108	312,167
PPL Corporation	25,139	869,055
Public Service Enterprise Group, Inc.	18,690	782,550
SCANA Corporation	5,221	377,844
Sempra Energy	8,812	944,558
Southern Co. (The)	42,519	2,181,225
Verizon Communications, Inc.	151,154	7,856,985
WEC Energy Group, Inc.	13,686	819,517
Xcel Energy, Inc.	18,729	770,511

		42,321,795

Total Common Stocks (Cost $462,474,191)		637,531,718

FOREIGN COMMON STOCKS — 4.3%
Bermuda — 0.2%
Invesco, Ltd.	15,292	478,181
Signet Jewelers, Ltd.	2,931	218,448
XL Group, Ltd.	10,702	359,908

		1,056,537

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	6,578	307,785

Curacao — 0.6%
Schlumberger, Ltd.	51,518	4,051,375

Ireland — 1.9%
Accenture PLC Class A	23,117	2,824,204
Allegion PLC	3,479	239,738
Eaton Corporation PLC	16,887	1,109,645
Ingersoll-Rand PLC	9,510	646,109
Johnson Controls International PLC	35,201	1,637,903
Mallinckrodt PLC*	3,996	278,841
Medtronic PLC	52,123	4,503,427
Pentair PLC	6,692	429,894
Seagate Technology PLC	11,230	432,917
Willis Towers Watson PLC	5,120	679,782

		12,782,460

Jersey — 0.1%
Delphi Automotive PLC	10,057	717,265

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.Δ	6,147	460,718

Netherlands — 0.2%
LyondellBasell Industries NV Class A	12,725	1,026,398
Mylan NV*	15,807	602,563

		1,628,961

Panama — 0.1%
Carnival Corporation	16,223	792,007

Singapore — 0.3%
Broadcom, Ltd.	13,745	2,371,287

Switzerland — 0.5%
Chubb, Ltd.	17,243	2,166,583
Garmin, Ltd.Δ	4,430	213,127
TE Connectivity, Ltd.	13,229	851,683
Transocean, Ltd.Δ*	12,739	135,798

		3,367,191

United Kingdom — 0.3%
Aon PLC	9,821	1,104,764
Nielsen Holdings PLC	13,413	718,535

		1,823,299

Total Foreign Common Stocks (Cost $24,760,127)		29,358,885

MONEY MARKET FUNDS — 2.6%
GuideStone Money Market Fund (Investor Class)¥	13,917,050	13,917,050
Northern Institutional Liquid Assets Portfolio§	4,134,049	4,134,049

Total Money Market Funds (Cost $18,051,099)		18,051,099

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.33%, 10/13/16Ω‡‡	$300,000	299,975
0.43%, 12/08/16Ω‡‡	1,200,000	1,199,634

Total U.S. Treasury Obligations (Cost $1,499,013)		1,499,609

TOTAL INVESTMENTS — 100.5% (Cost $506,784,430)		686,441,311
Liabilities in Excess of Other Assets — (0.5)%		(3,670,075)

NET ASSETS — 100.0%		$682,771,236

See Notes to Schedules of Investments.	99

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$637,531,718	$637,531,718	$—	$—
Foreign Common Stocks	29,358,885	29,358,885	—	—
Money Market Funds	18,051,099	18,051,099	—	—
U.S. Treasury Obligations	1,499,609	—	1,499,609	—

Total Assets — Investments in Securities	$686,441,311	$684,941,702	$1,499,609	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$59,209	$59,209	$—	$—

Total Liabilities — Other Financial Instruments	$59,209	$59,209	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

100	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.1%
Consumer Discretionary — 7.2%
Bed Bath & Beyond, Inc.	18,662	$804,519
Best Buy Co., Inc.	24,627	940,259
Big Lots, Inc.Δ	11,485	548,409
Coach, Inc.	101,593	3,714,240
Comcast Corporation Class A	169,967	11,275,611
Cooper Tire & Rubber Co.	21,958	834,843
Dana Holding Corporation	303,995	4,739,282
DISH Network Corporation Class A*	1,641	89,894
eBay, Inc.*	149,732	4,926,183
Ford Motor Co.	608,016	7,338,753
General Motors Co.	95,815	3,044,043
Goodyear Tire & Rubber Co. (The)	122,946	3,971,156
Home Depot, Inc. (The)	41,008	5,276,909
J.C. Penney Co., Inc.Δ*	819,656	7,557,228
Lear Corporation	29,264	3,547,382
Lennar Corporation Class A	165,851	7,022,131
Ralph Lauren Corporation	70,600	7,140,484
Target Corporation	94,816	6,511,963
Tenneco, Inc.*	9,294	541,561
Time Warner, Inc.	8,419	670,237
Twenty-First Century Fox, Inc. Class A	8,023	194,317
Twenty-First Century Fox, Inc. Class B	3,602	89,114
Wal-Mart Stores, Inc.	104,451	7,533,006

		88,311,524

Consumer Staples — 5.4%
Archer-Daniels-Midland Co.	16,518	696,564
Coca-Cola Co. (The)	30,482	1,289,998
Colgate-Palmolive Co.	20,679	1,533,141
ConAgra Foods, Inc.	61,600	2,901,976
CVS Health Corporation	81,931	7,291,040
Dean Foods Co.Δ	117,795	1,931,838
Dr. Pepper Snapple Group, Inc.	46,545	4,250,024
Ingredion, Inc.	19,886	2,646,031
Kimberly-Clark Corporation	2,682	338,307
Kraft Heinz Co. (The)	17,275	1,546,285
Mondelez International, Inc. Class A	44,973	1,974,315
Nu Skin Enterprises, Inc. Class A	24,925	1,614,641
PepsiCo, Inc.	117,496	12,780,040
Procter & Gamble Co. (The)	84,552	7,588,542
Sanderson Farms, Inc.Δ	27,226	2,622,681
Sysco Corporation	179,283	8,786,660
Tyson Foods, Inc. Class A	70,073	5,232,351
Walgreens Boots Alliance, Inc.	19,759	1,592,971

		66,617,405

Energy — 9.0%
Anadarko Petroleum Corporation	10,413	659,768
Apache Corporation	842	53,779
Baker Hughes, Inc.	155,600	7,853,132
Chevron Corporation	223,273	22,979,257
ConocoPhillips	242,719	10,550,995
Dril-Quip, Inc.Δ*	19,445	1,083,864
EOG Resources, Inc.	11,013	1,065,067
Exxon Mobil Corporation	258,745	22,583,264
Halliburton Co.	19,015	853,393
Helmerich & Payne, Inc.Δ	11,762	791,583
Kinder Morgan, Inc.	52,593	1,216,476
Marathon Petroleum Corporation	166,500	6,758,235
Murphy Oil Corporation	22,094	671,658
National Oilwell Varco, Inc.	19,810	727,819
Newfield Exploration Co.*	75,100	3,263,846
Occidental Petroleum Corporation	137,823	10,050,053
Oceaneering International, Inc.	136,284	3,749,173
Patterson-UTI Energy, Inc.	122,727	2,745,403
Phillips 66	12,906	1,039,578
Pioneer Natural Resources Co.	3,619	671,867
Spectra Energy Corporation	18,790	803,273
Tesoro Corporation	58,120	4,624,027
Valero Energy Corporation	109,520	5,804,560

		110,600,070

Financial Services — 23.4%
Aflac, Inc.	42,385	3,046,210
Allstate Corporation (The)	95,091	6,578,395
Ally Financial, Inc.	182,207	3,547,570
American Campus Communities, Inc. REIT	36,326	1,847,904
American Express Co.	192,543	12,330,454
American International Group, Inc.	315,079	18,696,788
Apartment Investment & Management Co. Class A REIT	27,502	1,262,617
Assurant, Inc.	5,949	548,795
Bank of America Corporation	1,476,426	23,106,067
Bank of New York Mellon Corporation (The)	23,401	933,232
BB&T Corporation	15,858	598,164
Berkshire Hathaway, Inc. Class B*	60,327	8,715,442
BlackRock, Inc.	3,741	1,355,963
Capital One Financial Corporation	185,662	13,336,101
CBL & Associates Properties, Inc. REIT	103,189	1,252,714
Charles Schwab Corporation (The)	8,238	260,074
Citigroup, Inc.	665,030	31,409,367
Citizens Financial Group, Inc.	147,605	3,647,320
CME Group, Inc.	11,043	1,154,214
Crown Castle International Corporation REIT	1,260	118,705
CyrusOne, Inc. REIT	12,810	609,372
Discover Financial Services	8,957	506,518
DuPont Fabros Technology, Inc. REIT	27,124	1,118,865
Equity Residential REIT	11,180	719,209
Franklin Resources, Inc.	5,897	209,756
Genworth Financial, Inc. Class A*	226,485	1,123,366
Goldman Sachs Group, Inc. (The)	11,313	1,824,448
Hartford Financial Services Group, Inc. (The)	200,413	8,581,685
Host Hotels & Resorts, Inc. REITΔ	161,599	2,516,096
Hudson Pacific Properties, Inc. REIT	38,358	1,260,827

See Notes to Schedules of Investments.	101

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Intercontinental Exchange, Inc.	26,077	$7,024,101
Jones Lang LaSalle, Inc.	37,600	4,278,504
JPMorgan Chase & Co.	611,058	40,690,352
Lincoln National Corporation	15,479	727,203
Mack-Cali Realty Corporation REIT	45,481	1,237,993
MetLife, Inc.	25,158	1,117,770
Morgan Stanley	39,424	1,263,933
Omega Healthcare Investors, Inc. REITΔ	66,964	2,373,874
PNC Financial Services Group, Inc. (The)	12,332	1,110,990
Prudential Financial, Inc.	63,768	5,206,657
Reinsurance Group of America, Inc.	4,602	496,740
Senior Housing Properties Trust REIT	63,909	1,451,373
Simon Property Group, Inc. REIT	926	191,691
State Street Corporation	220,397	15,346,243
SunTrust Banks, Inc.	111,773	4,895,657
Synchrony Financial	108,289	3,032,092
Taubman Centers, Inc. REIT	18,627	1,386,035
Travelers Cos., Inc. (The)	96,681	11,074,809
U.S. Bancorp	47,848	2,052,201
Unum Group	60,120	2,122,837
Voya Financial, Inc.	151,512	4,366,576
Wells Fargo & Co.	399,566	17,692,782
Zions Bancorporation	171,200	5,310,624

		286,667,275

Healthcare — 10.5%
Abbott Laboratories	50,859	2,150,827
Aetna, Inc.	7,418	856,408
Amgen, Inc.	27,841	4,644,157
Anthem, Inc.	131,569	16,486,911
Baxter International, Inc.	17,138	815,769
Biogen, Inc.*	14,706	4,603,419
Cardinal Health, Inc.	166,982	12,974,501
Cigna Corporation	30,998	4,039,659
Danaher Corporation	16,060	1,258,943
DaVita HealthCare Partners, Inc.*	5,706	376,995
Eli Lilly & Co.	27,910	2,240,057
Express Scripts Holding Co.*	163,935	11,562,336
Gilead Sciences, Inc.	132,048	10,447,638
HCA Holdings, Inc.*	4,842	366,201
Humana, Inc.	930	164,508
Johnson & Johnson	313,180	36,995,953
Ligand Pharmaceuticals, Inc.Δ*	14,109	1,439,965
Quest Diagnostics, Inc.	52,191	4,416,924
Thermo Fisher Scientific, Inc.	7,278	1,157,639
United Therapeutics CorporationΔ*	38,726	4,572,766
UnitedHealth Group, Inc.	47,800	6,692,000

		128,263,576

Materials & Processing — 3.1%
Air Products & Chemicals, Inc.	74,525	11,204,089
Allegheny Technologies, Inc.Δ	112,385	2,030,797
Celanese Corporation Series A	24,345	1,620,403
Domtar CorporationΔ	26,585	987,101
Dow Chemical Co. (The)	112,971	5,855,287
Monsanto Co.	5,007	511,715
Owens Corning	68,492	3,656,788
Praxair, Inc.	1,017	122,884
Reliance Steel & Aluminum Co.	32,766	2,360,135
Sealed Air Corporation	147,334	6,750,844
Steel Dynamics, Inc.	3,214	80,318
WestRock Co.	56,200	2,724,576

		37,904,937

Producer Durables — 9.3%
Avery Dennison Corporation	4,676	363,746
Caterpillar, Inc.	12,999	1,153,921
CSX Corporation	22,872	697,596
Deere & Co.Δ	64,251	5,483,823
Delta Air Lines, Inc.	37,962	1,494,184
Emerson Electric Co.	10,538	574,426
FedEx Corporation	14,760	2,578,277
Fortive Corporation	2,992	152,293
General Dynamics Corporation	72,362	11,227,688
General Electric Co.	585,479	17,341,888
Hawaiian Holdings, Inc.*	68,717	3,339,646
Honeywell International, Inc.	55,800	6,505,722
Huntington Ingalls Industries, Inc.	15,761	2,418,053
Norfolk Southern Corporation	112,234	10,893,432
Northrop Grumman Corporation	21,350	4,567,832
Quanta Services, Inc.*	122,751	3,435,800
Raytheon Co.	6,870	935,213
Southwest Airlines Co.	74,839	2,910,489
Spirit AeroSystems Holdings, Inc. Class A*	80,917	3,604,043
Terex Corporation	186,260	4,732,867
Textron, Inc.	217,095	8,629,526
Union Pacific Corporation	19,764	1,927,583
United Continental Holdings, Inc.*	92,376	4,846,969
United Technologies Corporation	133,093	13,522,249
Waste Management, Inc.	4,414	281,437
Xerox Corporation	100,759	1,020,689

		114,639,392

Technology — 12.1%
Apple, Inc.	12,968	1,466,032
Applied Materials, Inc.	264,247	7,967,047
Aspen Technology, Inc.*	21,240	993,820
CA, Inc.	65,247	2,158,371
Cisco Systems, Inc.	436,931	13,859,451
Citrix Systems, Inc.*	34,424	2,933,613
Corning, Inc.	337,459	7,980,905
Cypress Semiconductor CorporationΔ	464,500	5,648,320
Dell Technologies, Inc. Class V*	6,353	303,673
Hewlett Packard Enterprise Co.	56,439	1,283,987
HP, Inc.	41,954	651,546
Intel Corporation	467,333	17,641,821
International Business Machines Corporation	8,340	1,324,809
Intuit, Inc.	16,749	1,842,557
Micron Technology, Inc.*	181,400	3,225,292
Microsoft Corporation	410,967	23,671,699
Oracle Corporation	365,468	14,355,583
QUALCOMM, Inc.	187,077	12,814,775
Symantec Corporation	213,940	5,369,894

102	See Notes to Schedules of Investments.

	Shares	Value
Take-Two Interactive Software, Inc.Δ*	56,642	$2,553,421
Texas Instruments, Inc.	127,900	8,976,022
VeriSign, Inc.Δ*	51,541	4,032,568
VMware,Inc. Class AΔ*	1,087	79,731
Western Digital Corporation	93,625	5,474,254
Yahoo!, Inc.*	28,336	1,221,282

		147,830,473

Utilities — 7.1%
AES Corporation	695,447	8,936,494
American Electric Power Co., Inc.	80,538	5,171,345
AT&T, Inc.	700,694	28,455,183
Dominion Resources, Inc.	16,762	1,244,914
Duke Energy Corporation	20,285	1,623,611
Edison International	69,673	5,033,874
Entergy Corporation	65,264	5,007,707
Exelon Corporation	60,288	2,006,987
NextEra Energy, Inc.	14,530	1,777,310
NRG Energy, Inc.	69,803	782,492
PG&E Corporation	29,586	1,809,776
Public Service Enterprise Group, Inc.	67,321	2,818,730
Southern Co. (The)	27,363	1,403,722
T-Mobile US, Inc.*	3,811	178,050
Verizon Communications, Inc.	403,020	20,948,980

		87,199,175

Total Common Stocks (Cost $894,451,981)		1,068,033,827

FOREIGN COMMON STOCKS — 10.1%
Bermuda — 1.0%
Assured Guaranty, Ltd.	40,459	1,122,737
Axis Capital Holdings, Ltd.	8,976	487,666
Everest Re Group, Ltd.	8,713	1,655,209
Nabors Industries, Ltd.	489,467	5,951,919
XL Group, Ltd.	108,100	3,635,403

		12,852,934

British Virgin Islands — 0.4%
Michael Kors Holdings, Ltd.*	92,435	4,325,034

Canada — 0.5%
Bank of MontrealΔ	15,662	1,026,957
Canadian Natural Resources, Ltd.Δ	134,754	4,317,518
Thomson Reuters CorporationΔ	9,792	405,193

		5,749,668

Curacao — 0.3%
Schlumberger, Ltd.	40,152	3,157,553

France — 0.9%
Sanofi ADRΔ	275,700	10,528,983

Ireland — 3.5%
Eaton Corporation PLC	13,122	862,247
ICON PLC*	8,517	658,960
Johnson Controls International PLC	379,353	17,651,295
Mallinckrodt PLC*	4,161	290,355
Medtronic PLC	224,171	19,368,374
Pentair PLC	65,164	4,186,135

		43,017,366

Luxembourg — 0.1%
Trinseo SA	27,427	1,551,271

Netherlands — 0.5%
LyondellBasell Industries NV Class A	64,627	5,212,814
Mylan NVΔ*	13,255	505,281

		5,718,095

Panama — 0.5%
Carnival Corporation	129,327	6,313,744

Singapore — 0.0%
Flex, Ltd.*	37,474	510,396

Switzerland — 0.1%
Chubb, Ltd.	14,590	1,833,233

United Kingdom — 2.3%
BP PLC ADRΔ	325,600	11,448,096
Ensco PLC Class A	387,340	3,292,390
GlaxoSmithKline PLC ADRΔ	235,200	10,144,176
Rowan Cos. PLC Class AΔ	204,672	3,102,828

		27,987,490

Total Foreign Common Stocks (Cost $126,773,659)		123,545,767

MONEY MARKET FUNDS — 5.5%
GuideStone Money Market Fund (Investor Class)¥	32,045,980	32,045,980
Northern Institutional Liquid Assets Portfolio§	35,771,207	35,771,207

Total Money Market Funds (Cost $67,817,187)		67,817,187

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $3,197,461)	$3,200,000	3,199,024

TOTAL INVESTMENTS — 103.0% (Cost $1,092,240,288)		1,262,595,805
Liabilities in Excess of Other Assets — (3.0)%		(36,531,924)

Net Assets — 100.0%		$1,226,063,881

See Notes to Schedules of Investments.	103

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,068,033,827	$1,068,033,827	$—	$—
Foreign Common Stocks	123,545,767	123,545,767	—	—
Money Market Funds	67,817,187	67,817,187	—	—
U.S. Treasury Obligation	3,199,024	—	3,199,024	—

Total Assets — Investments in Securities	$1,262,595,805	$1,259,396,781	$3,199,024	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(96,893)	$(96,893)	$—	$—

Total Liabilities — Other Financial Instruments	$(96,893)	$(96,893)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

104	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.7%
Consumer Discretionary — 16.7%
Amazon.com, Inc.*	79,363	$66,451,433
Chipotle Mexican Grill, Inc.Δ*	21,787	9,226,795
Costco Wholesale Corporation	75,456	11,507,795
Dollar General Corporation	69,184	4,842,188
eBay, Inc.*	426,551	14,033,528
Estee Lauder Cos., Inc. (The) Class A	131,236	11,622,260
L Brands, Inc.	136,081	9,630,452
Liberty Interactive Corporation QVC Group Class A*	675,473	13,516,215
Netflix, Inc.*	118,329	11,661,323
Priceline Group, Inc. (The)*	15,392	22,649,174
Starbucks Corporation	239,321	12,956,839
TripAdvisor, Inc.*	304,969	19,267,941
Under Armour, Inc. Class AΔ*	179,810	6,955,051
Under Armour, Inc. Class C*	227,486	7,702,676
Yum! Brands, Inc.	96,231	8,738,737

		230,762,407

Consumer Staples — 3.8%
Coca-Cola Co. (The)	263,543	11,153,140
Mead Johnson Nutrition Co.	116,649	9,216,437
Monster Beverage Corporation*	94,931	13,936,820
Procter & Gamble Co. (The)	132,806	11,919,339
Walgreens Boots Alliance, Inc.	69,849	5,631,226

		51,856,962

Financial Services — 14.6%
American Express Co.	62,975	4,032,919
Charles Schwab Corporation (The)	304,661	9,618,148
Crown Castle International Corporation REIT	165,868	15,626,424
Equinix, Inc. REIT	21,133	7,613,163
FactSet Research Systems, Inc.	38,011	6,161,583
FleetCor Technologies, Inc.*	51,519	8,950,396
Greenhill & Co., Inc.	27,210	641,340
Intercontinental Exchange, Inc.	42,775	11,521,874
LendingClub CorporationΔ*	521,585	3,223,395
MasterCard, Inc. Class A	144,289	14,684,292
PayPal Holdings, Inc.*	632,796	25,925,652
SEI Investments Co.	195,929	8,936,322
Visa, Inc. Class AΔ	1,020,812	84,421,152

		201,356,660

Healthcare — 15.0%
Alexion Pharmaceuticals, Inc.*	170,644	20,910,716
Amgen, Inc.	46,321	7,726,806
athenahealth, Inc.Δ*	49,063	6,187,825
Biogen, Inc.*	72,091	22,566,646
BioMarin Pharmaceutical, Inc.*	111,716	10,335,964
Celgene Corporation*	157,156	16,427,517
Cerner Corporation*	252,385	15,584,774
Danaher Corporation	156,109	12,237,384
DaVita HealthCare Partners, Inc.*	110,359	7,291,419
DENTSPLY SIRONA, Inc.	122,114	7,257,235
DexCom, Inc.*	83,997	7,363,177
Edwards Lifesciences Corporation*	89,630	10,805,793
Illumina, Inc.*	67,157	12,199,741
Incyte Corporation*	66,900	6,308,001
Intuitive Surgical, Inc.*	16,255	11,782,112
Quintiles Transnational Holdings, Inc.*	84,133	6,819,821
Regeneron Pharmaceuticals, Inc.*	42,022	16,893,684
Varian Medical Systems, Inc.*	91,042	9,061,410

		207,760,025

Materials & Processing — 1.5%
Ecolab, Inc.	91,230	11,104,516
Monsanto Co.	88,825	9,077,915

		20,182,431

Producer Durables — 3.8%
Automatic Data Processing, Inc.	34,115	3,008,943
Deere & Co.Δ	69,751	5,953,248
Expeditors International of Washington, Inc.	204,198	10,520,281
Fortive Corporation	172,862	8,798,676
Roper Technologies, Inc.	38,422	7,010,862
United Parcel Service, Inc. Class B	86,137	9,419,942
Wabtec CorporationΔ	94,255	7,695,921

		52,407,873

Technology — 31.3%
Adobe Systems, Inc.*	245,281	26,622,800
Akamai Technologies, Inc.*	130,801	6,931,145
Alphabet, Inc. Class A*	57,357	46,118,469
Alphabet, Inc. Class C*	47,601	36,999,781
Amphenol Corporation Class A	173,446	11,260,114
Analog Devices, Inc.	22,753	1,466,431
ANSYS, Inc.*	64,419	5,965,844
Autodesk, Inc.*	145,234	10,504,775
Cisco Systems, Inc.	519,790	16,487,739
Cognizant Technology Solutions Corporation Class A*	140,707	6,713,131
Electronic Arts, Inc.*	155,991	13,321,631
Facebook, Inc. Class A*	664,099	85,183,979
IMS Health Holdings, Inc.Δ*	109,836	3,442,260
Intuit, Inc.	58,202	6,402,802
Microsoft Corporation	430,011	24,768,634
NetSuite, Inc.*	85,932	9,511,813
Oracle Corporation	384,101	15,087,487
Palo Alto Networks, Inc.*	69,267	11,036,311
QUALCOMM, Inc.	493,115	33,778,378
salesforce.com, Inc.*	482,228	34,397,323
SBA Communications Corporation Class A*	74,414	8,346,274
Splunk, Inc.*	149,983	8,801,003
Symantec Corporation	362,976	9,110,698
TiVo Corporation*	7	136

		432,258,958

Total Common Stocks (Cost $942,282,417)		1,196,585,316

See Notes to Schedules of Investments.	105

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 9.3%
Bermuda — 0.5%
Genpact, Ltd.*	289,474	$6,932,902

China — 3.8%
Alibaba Group Holding, Ltd. ADRΔ*	367,514	38,879,306
Baidu, Inc. ADR*	74,100	13,491,387

		52,370,693

Curacao — 1.1%
Schlumberger, Ltd.	200,360	15,756,310

France — 0.9%
Danone SA ADR	850,002	12,622,530

Netherlands — 1.3%
Mobileye NVΔ*	150,381	6,401,719
NXP Semiconductor NV*	107,825	10,999,228

		17,400,947

Switzerland — 0.6%
Novartis AG ADRΔ	99,482	7,855,099

United Kingdom — 1.1%
Liberty Global PLC Class A*	47,096	1,609,741
Liberty Global PLC, Series C*	183,509	6,063,138
Nielsen Holdings PLC	155,321	8,320,546

		15,993,425

Total Foreign Common Stocks (Cost $116,241,454)		128,931,906

MONEY MARKET FUNDS — 4.9%
GuideStone Money Market Fund (Investor Class)¥	40,546,952	40,546,952
Northern Institutional Liquid Assets Portfolio§	27,010,961	27,010,961

Total Money Market Funds (Cost $67,557,913)		67,557,913

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $3,097,541)	$3,100,000	3,099,055

TOTAL INVESTMENTS — 101.1% (Cost $1,129,179,325)		1,396,174,190
Liabilities in Excess of Other Assets — (1.1)%		(15,488,225)

NET ASSETS — 100.0%		$1,380,685,965

106	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,196,585,316	$1,196,585,316	$—	$—
Foreign Common Stocks	128,931,906	128,931,906	—	—
Money Market Funds	67,557,913	67,557,913	—	—
U.S. Treasury Obligation	3,099,055	—	3,099,055	—

Total Assets — Investments in Securities	$1,396,174,190	$1,393,075,135	$3,099,055	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(80,929)	$(80,929)	$—	$—

Total Liabilities — Other Financial Instruments	$(80,929)	$(80,929)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	107

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.1%
Consumer Discretionary — 13.1%
2U, Inc.Δ*	63,400	$2,427,586
Aaron’s, Inc.	21,562	548,106
Avon Products, Inc.	41,476	234,754
Big Lots, Inc.Δ	70,522	3,367,426
Bloomin’ Brands, Inc.	35,100	605,124
Bright Horizons Family Solutions, Inc.*	49,700	3,324,433
Burlington Stores, Inc.*	34,000	2,754,680
Cable One, Inc.	4,710	2,750,640
Capella Education Co.	12,075	700,833
Carriage Services, Inc.Δ	41,320	977,218
Cavco Industries, Inc.*	4,450	440,772
Chegg, Inc.Δ*	138,800	984,092
Cooper Tire & Rubber Co.	35,058	1,332,905
Dana Holding Corporation	26,800	417,812
Destination XL Group, Inc.Δ*	330,288	1,430,147
Drew Industries, Inc.	26,370	2,584,787
Ethan Allen Interiors, Inc.Δ	47,800	1,494,706
Fox Factory Holding CorporationΔ*	82,660	1,898,700
Francesca’s Holdings Corporation*	34,809	537,103
Gannett Co., Inc.	56,231	654,529
G-III Apparel Group, Ltd.*	53,600	1,562,440
Goodyear Tire & Rubber Co. (The)	22,532	727,784
Grand Canyon Education, Inc.*	43,570	1,759,792
Hibbett Sports, Inc.Δ*	53,400	2,130,660
Inter Parfums, Inc.	36,100	1,164,947
Jakks Pacific, Inc.Δ*	61,952	535,265
Kona Grill, Inc.Δ*	40,210	505,440
Lear Corporation	4,832	585,735
Libbey, Inc.	104,159	1,859,238
Lithia Motors, Inc. Class A	25,100	2,397,552
Malibu Boats, Inc. Class A*	63,433	945,152
Meritor, Inc.*	15,351	170,857
Monro Muffler Brake, Inc.Δ	63,150	3,862,886
MSG Networks, Inc. Class A*	57,377	1,067,786
New Media Investment Group, Inc.	49,566	768,273
Ollie’s Bargain Outlet Holdings, Inc.Δ*	65,400	1,714,134
Rent-A-Center, Inc.Δ	91,779	1,160,087
Smith & Wesson Holding CorporationΔ*	76,476	2,033,497
Sportsman’s Warehouse Holdings, Inc.Δ*	80,900	851,068
Steven Madden, Ltd.*	31,050	1,073,088
Strayer Education, Inc.*	3,778	176,357
Time, Inc.	92,746	1,342,962
Universal Electronics, Inc.*	67,186	5,002,670
Visteon Corporation*	22,975	1,646,388
Vitamin Shoppe, Inc.Δ*	7,970	213,994
William Lyon Homes Class AΔ*	80,900	1,500,695
ZAGG, Inc.Δ*	171,290	1,387,449

		67,612,549

Consumer Staples — 1.5%
Andersons, Inc. (The)	30,100	1,089,018
Dean Foods Co.Δ	100,385	1,646,314
Diplomat Pharmacy, Inc.Δ*	59,800	1,674,998
Medifast, Inc.	27,508	1,039,527
Nu Skin Enterprises, Inc. Class A	7,542	488,571
Omega Protein Corporation*	71,720	1,676,096

		7,614,524

Energy — 3.8%
Archrock, Inc.	36,110	472,319
Atwood Oceanics, Inc.Δ	75,006	651,802
Bill Barrett CorporationΔ*	68,168	379,014
CARBO Ceramics, Inc.Δ	66,500	727,510
Dril-Quip, Inc.Δ*	11,335	631,813
Gulfport Energy Corporation*	123,410	3,486,332
Matador Resources Co.Δ*	62,700	1,526,118
Matrix Service Co.*	25,260	473,878
Oil States International, Inc.*	9,924	313,301
PBF Energy, Inc. Class AΔ	93,897	2,125,828
PDC Energy, Inc.*	29,300	1,964,858
Pioneer Energy Services CorporationΔ*	32,453	131,110
Renewable Energy Group, Inc.Δ*	75,566	640,044
REX American Resources CorporationΔ*	24,354	2,064,245
Ring Energy, Inc.Δ*	145,489	1,593,105
RSP Permian, Inc.*	30,630	1,187,831
Southwestern Energy Co.*	61,400	849,776
Synergy Resources CorporationΔ*	52,170	361,538

		19,580,422

Financial Services — 18.8%
American Assets Trust, Inc. REIT	5,173	224,405
American Equity Investment Life Holding Co.	59,050	1,046,957
American Financial Group, Inc.	15,224	1,141,800
AMERISAFE, Inc.	65,715	3,862,728
AmTrust Financial Services, Inc.	59,320	1,591,556
Armada Hoffler Properties, Inc. REIT	26,567	355,998
Ashford Hospitality Trust, Inc. REIT	288,598	1,699,842
Assurant, Inc.	3,153	290,864
Banc of California, Inc.Δ	30,516	532,809
BancFirst CorporationΔ	6,110	443,036
Bancorp, Inc. (The)@Δ*	125,901	808,284
Beneficial Bancorp, Inc.	8,548	125,741
Berkshire Hills Bancorp, Inc.	24,560	680,558
Blackhawk Network Holdings, Inc.*	54,300	1,638,231
CardConnect CorporationΔ*	99,800	975,046
CBL & Associates Properties, Inc. REITΔ	161,913	1,965,624
Central Pacific Financial Corporation	68,318	1,720,930
Chemical Financial Corporation	36,701	1,619,615
Community Bank System, Inc.	14,170	681,719
CubeSmart REIT	23,760	647,698
Customers Bancorp, Inc.*	19,290	485,336
Enterprise Financial Services Corporation	13,887	433,969
EverBank Financial Corporation	19,940	386,038
Fair Isaac Corporation	15,100	1,881,309

108	See Notes to Schedules of Investments.

	Shares	Value
Federal Agricultural Mortgage Corporation Class C	34,635	$1,368,082
Fifth Street Finance Corporation	153,969	894,560
Financial Institutions, Inc.	5,128	139,020
First Commonwealth Financial Corporation	92,410	932,417
First Defiance Financial Corporation	3,040	135,706
First Potomac Realty Trust REIT	49,861	456,228
Flagstar Bancorp, Inc.*	76,592	2,125,428
FNB Corporation	80,000	984,000
Forest City Realty Trust, Inc. Class A REIT	67,098	1,551,977
GAMCO Investors, Inc. Class A	4,808	136,884
Genworth Financial, Inc. Class A*	271,863	1,348,440
Gramercy Property Trust REITΔ	68,639	661,680
Green Dot Corporation Class A*	77,265	1,781,731
Hanmi Financial Corporation	30,932	814,749
Hanover Insurance Group, Inc. (The)	6,008	453,123
HCI Group, Inc.Δ	26,940	817,898
Heritage Insurance Holdings, Inc.Δ	19,671	283,459
Hersha Hospitality Trust REIT	71,832	1,294,413
HFF, Inc. Class A*	77,000	2,132,130
Highwoods Properties, Inc. REIT	11,275	587,653
HomeStreet, Inc.*	6,922	173,465
Hospitality Properties Trust REIT	36,314	1,079,252
Independent Bank Corporation	43,437	731,045
Kennedy-Wilson Holdings, Inc.Δ	141,725	3,195,899
LaSalle Hotel Properties REIT	21,050	502,464
Mack-Cali Realty Corporation REIT	78,029	2,123,949
Monmouth Real Estate Investment Corporation REITΔ	89,288	1,274,140
National Bank Holdings Corporation Class A	52,952	1,237,488
National General Holdings Corporation	82,420	1,833,021
National Storage Affiliates Trust REIT	42,400	887,856
Navient Corporation	90,331	1,307,090
New Senior Investment Group, Inc. REIT	139,459	1,609,357
NexPoint Residential Trust, Inc. REIT	8,361	164,377
Northrim BanCorp, Inc.Δ	1,504	38,728
Old Republic International Corporation	121,143	2,134,540
Pacific Premier Bancorp, Inc.*	41,610	1,101,001
Peapack Gladstone Financial CorporationΔ	10,030	224,772
Physicians Realty Trust REIT	54,230	1,168,114
PICO Holdings, Inc.*	18,557	218,787
Piedmont Office Realty Trust, Inc. Class A REIT	12,399	269,926
Pinnacle Financial Partners, Inc.	15,890	859,331
Preferred Apartment Communities, Inc. Class A REITΔ	93,896	1,268,535
ProAssurance Corporation	35,570	1,866,714
Radian Group, Inc.	98,775	1,338,401
Regional Management Corporation*	28,069	607,694
Reinsurance Group of America, Inc.	24,151	2,606,859
RMR Group, Inc. (The) Class A	4,450	168,833
Ryman Hospitality Properties, Inc. REITΔ	3,001	144,528
Safeguard Scientifics, Inc.Δ*	54,300	703,728
Senior Housing Properties Trust REIT	37,301	847,106
Summit Hotel Properties, Inc. REIT	112,602	1,481,842
Taubman Centers, Inc. REIT	25,811	1,920,597
Texas Capital Bancshares, Inc.*	27,770	1,525,128
UMH Properties, Inc. REIT	13,757	163,983
Union Bankshares Corporation	11,436	306,142
United Community Banks, Inc.	46,400	975,328
Universal Insurance Holdings, Inc.Δ	29,809	751,187
Voya Financial, Inc.	103,791	2,991,257
Waddell & Reed Financial, Inc. Class A	5,431	98,627
Walker & Dunlop, Inc.*	37,686	951,948
Washington Prime Group, Inc. REIT	140,875	1,744,033
Waterstone Financial, Inc.	33,185	563,813
WEX, Inc.*	35,600	3,848,004
WisdomTree Investments, Inc.Δ	147,800	1,520,862
Xenia Hotels & Resorts, Inc. REITΔ	114,591	1,739,491
Zions Bancorporation	19,000	589,380

		96,998,293

Healthcare — 9.3%
Air Methods CorporationΔ*	55,312	1,741,775
Akorn, Inc.*	21,100	575,186
Amedisys, Inc.*	16,400	778,016
American Renal Associates Holdings, Inc.Δ*	46,900	856,863
Analogic Corporation	14,985	1,327,671
Anika Therapeutics, Inc.*	12,459	596,163
Applied Genetic Technologies Corporation*	32,001	312,970
ARIAD Pharma-ceuticals, Inc.Δ*	87,500	1,197,875
BioScrip, Inc.Δ*	120,829	349,196
Cempra, Inc.Δ*	43,600	1,055,120
Civitas Solutions, Inc.*	84,600	1,544,796
Community Health Systems, Inc.Δ*	80,500	928,970
Cynosure, Inc. Class A*	18,900	962,766
Dermira, Inc.*	51,700	1,748,494
Emergent BioSolutions, Inc.*	37,505	1,182,533
Enanta Pharmaceuticals, Inc.Δ*	52,292	1,391,490
Endologix, Inc.Δ*	145,000	1,856,000
Five Prime Therapeutics, Inc.*	9,201	482,960
Five Star Quality Care, Inc.+*	2,086	—
Globus Medical, Inc. Class A*	80,460	1,815,982

See Notes to Schedules of Investments.	109

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Halyard Health, Inc.*	4,425	$153,370
Inogen, Inc.*	29,600	1,773,040
Integra LifeSciences Holdings CorporationΔ*	20,361	1,680,801
Intra-Cellular Therapies, Inc.Δ*	35,700	544,068
K2M Group Holdings, Inc.Δ*	60,000	1,066,800
Kindred Healthcare, Inc.	97,375	995,172
Lannett Co., Inc.Δ*	77,439	2,057,554
Masimo Corporation*	17,740	1,055,353
PRA Health Sciences, Inc.*	53,400	3,017,634
Press Ganey Holdings, Inc.Δ*	8,100	327,240
Repligen CorporationΔ*	30,100	908,719
Retrophin, Inc.*	24,821	555,494
Surgical Care Affiliates, Inc.*	39,700	1,935,772
Team Health Holdings, Inc.Δ*	60,400	1,966,624
United Therapeutics CorporationΔ*	15,443	1,823,509
US Physical Therapy, Inc.	32,010	2,007,027
Vanda Pharmaceuticals, Inc.*	122,240	2,034,074
West Pharmaceutical Services, Inc.	40,490	3,016,505

		47,623,582

Materials & Processing — 7.3%
A. Schulman, Inc.	49,149	1,431,219
Beacon Roofing Supply, Inc.*	20,200	849,814
Cabot Corporation	7,644	400,622
Ferro Corporation*	33,910	468,297
FMC Corporation	17,200	831,448
FutureFuel Corporation	73,817	832,656
Global Brass & Copper Holdings, Inc.	26,392	762,465
Innophos Holdings, Inc.	9,839	384,016
Insteel Industries, Inc.	61,102	2,214,336
Interface, Inc.	50,059	835,485
Kaiser Aluminum Corporation	16,059	1,388,943
Koppers Holdings, Inc.*	58,721	1,889,642
Landec Corporation*	44,320	594,331
LB Foster Co. Class A@	61,158	734,508
LSB Industries, Inc.Δ*	109,304	937,828
Mercer International, Inc.	41,672	352,962
Myers Industries, Inc.	44,452	577,431
NCI Building Systems, Inc.*	16,726	244,032
NN, Inc.Δ	97,174	1,773,426
Olympic Steel, Inc.Δ	13,161	290,858
OMNOVA Solutions, Inc.*	144,859	1,222,610
Owens Corning	33,899	1,809,868
Owens-Illinois, Inc.*	36,550	672,154
P.H. Glatfelter Co.Δ	48,310	1,047,361
Patrick Industries, Inc.*	71,122	4,403,874
PolyOne Corporation	83,475	2,822,290
RBC Bearings, Inc.*	26,800	2,049,664
Reliance Steel & Aluminum Co.	13,899	1,001,145
Rexnord Corporation*	98,400	2,106,744
Ryerson Holding CorporationΔ*	15,761	177,942
Summit Materials, Inc. Class A*	102,330	1,898,222
United States Steel CorporationΔ	12,180	229,715
Universal Stainless & Alloy Products, Inc.*	55,449	581,660

		37,817,568

Producer Durables — 19.5%
ACCO Brands Corporation*	393,049	3,788,992
Advisory Board Co. (The)*	62,900	2,814,146
Aegion CorporationΔ*	90,694	1,729,535
Albany International Corporation Class A	83,200	3,526,016
Allegiant Travel Co.	15,250	2,014,068
Astronics Corporation*	68,101	3,067,950
Atlas Air Worldwide Holdings, Inc.*	59,445	2,545,435
AZZ, Inc.	52,721	3,441,100
Babcock & Wilcox Enterprises, Inc.Δ*	15,480	255,420
Brink’s Co. (The)	31,865	1,181,554
BWX Technologies, Inc.	42,362	1,625,430
CEB, Inc.	39,600	2,157,012
Columbus McKinnon Corporation	107,035	1,909,504
Crane Co.	22,500	1,417,725
DHI Group, Inc.*	102,815	811,210
Ducommun, Inc.*	47,077	1,075,239
DXP Enterprises, Inc.*	20,600	580,714
Electronics For Imaging, Inc.*	26,000	1,271,920
EMCOR Group, Inc.	36,163	2,156,038
EnerSys, Inc.	39,370	2,724,010
ExlService Holdings, Inc.*	58,650	2,923,116
Exponent, Inc.	36,000	1,838,160
FARO Technologies, Inc.Δ*	22,200	798,090
G&K Services, Inc. Class A	7,000	668,430
Greenbrier Cos., Inc. (The)Δ	54,030	1,907,259
Hawaiian Holdings, Inc.*	18,276	888,214
Healthcare Services Group, Inc.	48,850	1,933,483
Huntington Ingalls Industries, Inc.	11,946	1,832,755
Huron Consulting Group, Inc.*	29,400	1,756,944
ICF International, Inc.*	29,000	1,285,280
KBR, Inc.	96,600	1,461,558
Keysight Technologies, Inc.*	59,200	1,876,048
Knight Transportation, Inc.Δ	76,500	2,194,785
Littelfuse, Inc.	15,200	1,957,912
Lydall, Inc.*	28,750	1,469,988
MAXIMUS, Inc.	37,000	2,092,720
Milacron Holdings CorporationΔ*	108,700	1,734,852
MYR Group, Inc.*	67,059	2,018,476
Old Dominion Freight Line, Inc.*	12,660	868,603
On Assignment, Inc.*	112,700	4,089,883
Orbital ATK, Inc.	29,831	2,274,017
OSI Systems, Inc.*	16,935	1,107,210
Proto Labs, Inc.Δ*	25,000	1,497,750
Quanta Services, Inc.*	65,414	1,830,938
RPX Corporation*	132,228	1,413,517
Spirit AeroSystems Holdings, Inc. Class A*	30,646	1,364,973
Spirit Airlines, Inc.*	8,300	352,999
Tidewater, Inc.Δ	230,815	650,898
Titan Machinery, Inc.Δ*	30,060	312,624
TriNet Group, Inc.*	63,300	1,369,179
Triumph Group, Inc.	55,500	1,547,340
Vectrus, Inc.*	6,035	91,913
Wabash National CorporationΔ*	142,629	2,031,037
Wabtec CorporationΔ	9,680	790,372

110	See Notes to Schedules of Investments.

	Shares	Value
WageWorks, Inc.Δ*	46,750	$2,847,542
Watts Water Technologies, Inc. Class A	16,800	1,089,312
Wesco Aircraft Holdings, Inc.*	113,475	1,523,969
WESCO International, Inc.*	11,100	682,539
Zebra Technologies Corporation Class A*	26,165	1,821,346

		100,289,049

Technology — 11.9%
Acacia Research Corporation	121,306	790,915
Amkor Technology, Inc.*	69,034	671,010
Aspen Technology, Inc.*	39,967	1,870,056
Black Box Corporation	63,033	876,159
Blackbaud, Inc.	24,300	1,612,062
BroadSoft, Inc.Δ*	29,100	1,354,605
comScore, Inc.Δ*	28,900	886,074
Cypress Semiconductor CorporationΔ	65,800	800,128
DigitalGlobe, Inc.*	14,538	399,795
EarthLink Holdings Corporation	221,681	1,374,422
Envestnet, Inc.Δ*	68,100	2,482,245
Evolent Health, Inc. Class AΔ*	40,900	1,006,958
Extreme Networks, Inc.*	172,585	774,907
Global Eagle Entertainment, Inc.Δ*	78,000	648,180
InterDigital, Inc.	40,330	3,194,136
Ixia*	25,000	312,500
Kulicke & Soffa Industries, Inc.*	127,672	1,650,799
MACOM Technology Solutions Holdings, Inc.Δ*	49,700	2,104,298
MKS Instruments, Inc.	108,437	5,392,572
NeuStar, Inc. Class AΔ*	36,693	975,667
NIC, Inc.*	90,200	2,119,700
Paycom Software, Inc.Δ*	54,700	2,742,111
Q2 Holdings, Inc.*	88,200	2,527,812
RetailMeNot, Inc.*	143,402	1,418,246
Science Applications International Corporation	33,500	2,323,895
Sparton Corporation*	8,025	210,736
Synaptics, Inc.Δ*	27,020	1,582,832
Synchronoss Technologies, Inc.*	67,884	2,795,463
Take-Two Interactive Software, Inc.Δ*	65,367	2,946,744
Teradata Corporation*	13,598	421,538
Teradyne, Inc.	20,129	434,384
TESSCO Technologies, Inc.	50,499	626,692
Tyler Technologies, Inc.*	16,814	2,879,061
Ultimate Software Group, Inc. (The)*	24,800	5,068,872
VeriFone Systems, Inc.*	35,600	560,344
Vishay Intertechnology, Inc.Δ	139,824	1,970,120
Web.com Group, Inc.*	72,162	1,246,238

		61,052,276

Utilities — 3.9%
Cogent Communications Holdings, Inc.	39,800	1,465,038
El Paso Electric Co.	16,140	754,868
FairPoint Communications, Inc.Δ*	81,589	1,226,283
Great Plains Energy, Inc.	35,209	960,853
j2 Global, Inc.	45,100	3,004,111
NRG Energy, Inc.	56,614	634,643
Pinnacle West Capital Corporation	6,200	471,138
PNM Resources, Inc.	19,827	648,739
Portland General Electric Co.	31,763	1,352,786
Shenandoah Telecommunications Co	40,900	1,112,889
Southwest Gas Corporation	16,901	1,180,704
Spire, Inc.	18,300	1,166,442
UGI Corporation	55,687	2,519,280
Vectren Corporation	34,610	1,737,422
West Corporation	73,950	1,632,816

		19,868,012

Total Common Stocks (Cost $417,413,665)		458,456,275

FOREIGN COMMON STOCKS — 7.2%
Belgium — 0.2%
Euronav NVΔ	109,076	832,250

Bermuda — 2.2%
Alpha & Omega Semiconductor, Ltd.*	4,706	102,214
Aspen Insurance Holdings, Ltd.	44,153	2,057,088
Assured Guaranty, Ltd.	85,610	2,375,677
Axis Capital Holdings, Ltd.	2,885	156,742
Cosan, Ltd. Class A	33,773	241,477
Everest Re Group, Ltd.	11,267	2,140,392
Helen of Troy, Ltd.*	16,800	1,447,656
Nabors Industries, Ltd.	57,316	696,963
Tsakos Energy Navigation, Ltd.Δ	37,586	181,165
Validus Holdings, Ltd.	42,259	2,105,343

		11,504,717

Canada — 1.4%
Celestica, Inc.Δ*	58,319	631,595
Dominion Diamond Corporation	166,808	1,624,710
FirstService Corporation	5,185	242,036
IMAX CorporationΔ*	78,600	2,277,042
Just Energy Group, Inc.Δ	91,835	465,603
Open Text CorporationΔ	30,200	1,958,772
Performance Sports Group, Ltd.Δ*	39,230	159,274

		7,359,032

Cayman Islands — 0.3%
Nord Anglia Education, Inc.Δ*	84,100	1,831,698

Curacao — 0.1%
Orthofix International NV*	14,282	610,841

France — 0.2%
DBV Technologies SA ADRΔ*	28,400	1,031,772

Ireland — 0.2%
Horizon Pharma PLCΔ*	50,600	917,378

Israel — 0.2%
magicJack VocalTec, Ltd.Δ*	45,572	277,533
Orbotech, Ltd.*	17,595	520,988
SodaStream International, Ltd.*	20,000	531,200

		1,329,721

Luxembourg — 0.5%
Altisource Portfolio Solutions SAΔ*	14,868	481,723

See Notes to Schedules of Investments.	111

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Trinseo SA	35,366	$2,000,301

		2,482,024

Marshall Islands — 0.4%
Aegean Marine Petroleum Network, Inc.	17,956	179,560
DHT Holdings, Inc.	395,186	1,655,830
Navigator Holdings, Ltd.Δ*	19,991	143,735

		1,979,125

Puerto Rico — 0.8%
OFG BancorpΔ	186,209	1,882,573
Popular, Inc.	55,398	2,117,312

		3,999,885

United Kingdom — 0.7%
Cardtronics PLC Class A*	33,400	1,489,640
Ensco PLC Class A	102,679	872,771
Rowan Cos. PLC Class AΔ	71,791	1,088,352

		3,450,763

Total Foreign Common Stocks (Cost $34,362,349)		37,329,206

MASTER LIMITED PARTNERSHIP — 0.7%
Compass Diversified Holdings (Cost $3,344,494)	216,866	3,769,131

MONEY MARKET FUNDS — 12.6%
GuideStone Money Market Fund (Investor Class)¥	11,819,756	11,819,756
Northern Institutional Liquid Assets Portfolio§	52,819,535	52,819,535

Total Money Market Funds (Cost $64,639,291)		64,639,291

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω#	$160,000	—
0.00%, 12/28/17+Ω#	120,000	—
0.00%, 08/19/45+Ω#	50,000	—
0.00%, 11/30/49+Ω#	10,000	—

Total Corporate Bonds (Cost $0)		—

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $1,298,969)	1,300,000	1,299,604

TOTAL INVESTMENTS — 109.9% (Cost $521,058,768)		565,493,507
Liabilities in Excess of Other Assets — (9.9)%		(50,718,881)

NET ASSETS — 100.0%		$514,774,626

112	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$67,612,549	$67,612,549	$—	$—
Consumer Staples	7,614,524	7,614,524	—	—
Energy	19,580,422	19,580,422	—	—
Financial Services	96,998,293	96,998,293	—	—
Healthcare	47,623,582	47,623,582	—	—
Materials & Processing	37,817,568	37,817,568	—	—
Producer Durables	100,289,049	100,289,049	—	—
Technology	61,052,276	61,052,276	—	—
Utilities	19,868,012	19,868,012	—	—
Corporate Bonds	—	—	—	—
Foreign Common Stocks	37,329,206	37,329,206	—	—
Master Limited Partnership	3,769,131	3,769,131	—	—
Money Market Funds	64,639,291	64,639,291	—	—
U.S. Treasury Obligation	1,299,604	—	1,299,604	—

Total Assets — Investments in Securities	$565,493,507	$564,193,903	$1,299,604	$—

Other Financial Instruments***
Futures Contracts	$397,200	$397,200	$—	$—

Total Assets — Other Financial Instruments	$397,200	$397,200	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	113

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 93.2%
Australia — 6.9%
AGL Energy, Ltd.	7,177	$105,074
Alumina, Ltd.Δ	20,465	23,041
Amcor, Ltd.	11,424	133,059
AMP, Ltd.	32,305	131,332
APA Group	13,194	86,441
ASX, Ltd.	1,900	70,392
Aurizon Holdings, Ltd.	25,222	91,194
AusNet Services	26,942	33,958
Australia & New Zealand Banking Group, Ltd.	31,151	663,566
Bank of Queensland, Ltd.Δ	3,948	34,578
Bendigo and Adelaide Bank, Ltd.Δ	3,784	31,384
BHP Billiton, Ltd.	33,860	586,540
Boral, Ltd.	9,317	48,467
Brambles, Ltd.	15,826	145,877
Caltex Australia, Ltd.	2,589	68,450
Challenger, Ltd.	5,442	42,615
CIMIC Group, Ltd.	826	18,294
Coca-Cola Amatil, Ltd.	7,302	57,577
Cochlear, Ltd.	613	66,445
Commonwealth Bank of Australia	18,136	1,011,323
Computershare, Ltd.	5,174	41,038
CSL, Ltd.	4,822	396,516
Dexus Property Group REIT	9,600	67,474
Domino’s Pizza Enterprises, Ltd.	686	37,169
DUET Group	22,568	43,450
Flight Centre Travel Group, Ltd.Δ	449	12,570
Fortescue Metals Group, Ltd.	12,611	48,270
Goodman Group REIT	17,779	99,646
GPT Group (The) REIT	20,139	78,422
Harvey Norman Holdings, Ltd.Δ	4,519	18,089
Healthscope, Ltd.	21,042	49,701
Incitec Pivot, Ltd.	17,247	37,485
Insurance Australia Group, Ltd.	26,988	113,659
Lend Lease Group	5,556	60,208
Macquarie Group, Ltd.	3,282	207,569
Medibank Pvt, Ltd.	28,244	53,805
Mirvac Group REIT	37,367	64,421
National Australia Bank, Ltd.	28,254	607,348
Newcrest Mining, Ltd.	7,513	126,821
Orica, Ltd.Δ	3,852	45,125
Origin Energy, Ltd.	17,239	72,702
Platinum Asset Management, Ltd.	1,896	7,337
Qantas Airways, Ltd.	4,384	10,530
QBE Insurance Group, Ltd.	15,735	112,592
Ramsay Health Care, Ltd.	1,607	97,784
REA Group, Ltd.	425	18,485
Rio Tinto, Ltd.Δ	4,411	175,472
Santos, Ltd.	15,855	44,687
Scentre Group REIT	56,458	203,824
SEEK, Ltd.	3,958	47,449
Sonic Healthcare, Ltd.	3,771	63,859
South32, Ltd.	53,136	99,004
Stockland REIT	26,872	98,417
Suncorp Group, Ltd.	13,771	128,475
Sydney Airport	10,990	58,907
Telstra Corporation, Ltd.	44,619	177,901
TPG Telecom, Ltd.	4,589	30,452
Transurban Group	21,851	190,963
Vicinity Centres REIT	34,448	84,011
Vocus Communications, Ltd.	4,341	20,819
Wesfarmers, Ltd.	12,140	411,560
Westfield Corporation REIT	21,009	157,202
Westpac Banking Corporation	34,519	785,383
Woodside Petroleum, Ltd.	8,023	177,892

		8,934,100

Austria — 0.2%
ANDRITZ AG	720	39,180
Erste Group Bank AG*	2,713	80,337
OMV AG	1,545	44,484
Raiffeisen Bank International AG*	950	14,460
Voestalpine AG	1,220	42,177

		220,638

Belgium — 0.6%
Ageas	2,263	82,744
Colruyt SA	841	46,706
Groupe Bruxelles Lambert SA	909	80,686
KBC Groep NV*	2,494	145,590
Proximus SADP	1,749	52,323
Solvay SA	879	101,852
Telenet Group Holding NV*	773	40,380
UCB SA	1,384	107,130
Umicore SA	1,008	63,292

		720,703

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	7,000	60,374
First Pacific Co., Ltd.	18,000	12,857
Jardine Matheson Holdings, Ltd.	2,600	157,586
Kerry Properties, Ltd.	5,000	16,426
Li & Fung, Ltd.	60,000	30,916
Noble Group, Ltd.Δ*	85,600	9,646
NWS Holdings, Ltd.	12,725	21,325
Shangri-La Asia, Ltd.	10,000	10,991
Yue Yuen Industrial Holdings, Ltd.	8,000	33,063

		353,184

Denmark — 1.1%
AP Moeller — Maersk A/S Class A	39	54,794
AP Moeller — Maersk A/S Class B	64	94,137
Chr. Hansen Holding A/S	1,203	71,656
Coloplast A/S Class B	1,373	106,780
Danske Bank A/S	7,506	219,595
DSV A/S	1,815	90,560
Genmab A/S*	624	106,799
ISS A/S	2,008	83,442
Novozymes A/S, B Shares	2,321	102,370
Pandora A/S	1,236	149,704
TDC A/S*	8,509	50,113
Tryg A/S	970	19,490
Vestas Wind Systems A/S	2,437	201,305
William Demant Holding A/SΔ*	1,035	21,122

		1,371,867

114	See Notes to Schedules of Investments.

	Shares	Value
Finland — 1.0%
Elisa OYJ	1,415	$52,148
Fortum OYJ	4,227	68,308
Kone OYJ Class B	3,585	182,001
Metso OYJ	913	26,644
Neste OYJ	1,361	58,055
Nokia OYJ	60,564	351,023
Nokian Renkaat OYJ	1,196	43,606
Orion OYJ Class B	1,276	50,305
Sampo OYJ, A Shares	4,612	204,901
Stora Enso OYJ, R Shares	7,178	63,764
UPM-Kymmene OYJ	5,350	112,963
Wartsila OYJ Abp	1,465	65,953

		1,279,671

France — 8.7%
Accor SA	2,029	80,510
Aeroports de Paris	378	37,508
Air Liquide SA	4,064	435,811
Alstom SA*	1,430	37,839
Arkema SA	687	63,604
Atos SE	879	94,632
AXA SA	19,957	424,331
BNP Paribas SA	11,299	581,151
Bollore SAΔ	12,114	42,172
Bouygues SA	1,998	66,261
Bureau Veritas SA	2,626	56,341
Capgemini SA	1,772	173,734
Carrefour SA	6,126	158,838
Casino Guichard Perrachon SA	458	22,293
Christian Dior SE	582	104,380
Cie de St-Gobain	5,123	221,673
Cie Generale des Etablissements Michelin	2,030	224,793
CNP Assurances	1,390	23,353
Credit Agricole SA	11,379	112,242
Danone SA	6,021	447,079
Dassault Systemes	1,483	128,741
Edenred	2,232	52,157
Eiffage SA	593	46,085
Electricite de France SA	3,498	42,579
Engie SA	15,202	235,704
Essilor International SA	2,201	283,921
Eurazeo SA	340	19,725
Eutelsat Communications SA*	1,634	33,820
Fonciere Des Regions REIT	471	43,890
Gecina SA REIT	503	79,268
Groupe Eurotunnel SE	5,218	56,524
Hermes International	253	103,000
ICADE REIT	531	41,433
Iliad SA	257	53,954
Imerys SA	277	20,007
Ingenico Group	660	57,707
JCDecaux SA	633	20,468
Kering	766	154,566
Klepierre REIT	2,208	101,354
Lagardere SCA	1,481	37,716
Legrand SA	2,924	172,368
L’Oreal SA	2,704	511,084
Natixis SA	9,336	43,561
Orange SA	20,797	325,840
Peugeot SA*	5,550	84,753
Publicis Groupe SA	2,076	157,087
Renault SA	1,940	159,603
Rexel SA	3,212	49,203
Safran SA	3,222	231,734
Sanofi	12,391	943,591
Schneider Electric SE	5,713	397,420
SCOR SE	1,503	46,740
SFR Group SA	1,016	29,927
Societe BIC SA	295	43,616
Societe Generale SA	8,096	280,077
Sodexo SA	1,070	127,459
Suez	3,491	57,690
Technip SA	1,015	62,397
Thales SA	1,122	103,315
TOTAL SAΔ	23,196	1,103,221
Unibail-Rodamco SE REIT	1,027	276,914
Valeo SA	2,565	149,717
Veolia Environnement SA	4,506	103,826
Vinci SA	5,341	409,007
Vivendi SA	11,829	238,740
Wendel SA	233	27,191
Zodiac Aerospace	2,009	48,894

		11,206,139

Germany — 7.8%
Adidas AG	1,946	338,459
Allianz SE	4,822	716,602
Axel Springer SE	360	18,448
BASF SE	9,719	832,197
Bayerische Motoren Werke AG	3,526	296,874
Beiersdorf AG	977	92,223
Brenntag AG	1,776	97,057
Commerzbank AG	11,608	74,999
Continental AG	1,158	243,993
Covestro AG 144A	783	46,337
Daimler AG	10,243	722,419
Deutsche Bank AG*	15,114	196,985
Deutsche Boerse AG*	2,056	166,883
Deutsche Lufthansa AGΔ	1,968	21,940
Deutsche Post AG	10,173	318,503
Deutsche Telekom AG	33,145	556,856
Deutsche Wohnen AG	3,313	120,554
E.ON SE	22,240	158,071
Evonik Industries AG	1,417	47,972
Fraport AG Frankfurt Airport Services WorldwideΔ	338	18,499
Fresenius Medical Care AG & Co. KGaA	2,326	203,493
Fresenius SE & Co. KGaA	4,209	336,223
GEA Group AG	2,114	117,533
Hannover Rueck SE	608	65,175
HeidelbergCement AG	1,514	143,183
Henkel AG & Co KGaA	1,000	116,635
HOCHTIEF AG	215	30,342
HUGO BOSS AG	677	37,476
Infineon Technologies AG	11,974	213,516
K+S AGΔ	1,931	36,667
LANXESS AG	939	58,450
Linde AG	1,945	330,498
MAN SE	379	39,974
Merck KGaA	1,280	138,068
METRO AG	1,673	49,798
Muenchener Rueckversicherungs-Gesellschaft AG	1,695	316,570
OSRAM Licht AG	947	55,633
ProSiebenSat.1 Media SE	2,503	107,317

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RWE AG*	4,702	$81,202
SAP SE	10,171	930,167
Siemens AG	7,967	934,218
Symrise AG	1,436	105,309
Telefonica Deutschland Holding AGΔ	8,893	35,856
ThyssenKrupp AG	3,534	84,438
TUI AG	5,007	71,149
United Internet AG	1,502	66,519
Volkswagen AG	361	52,274
Vonovia SE	4,940	187,272
Zalando SE 144AΔ*	800	33,425

		10,064,251

Hong Kong — 3.1%
AIA Group, Ltd.	128,400	863,457
ASM Pacific Technology, Ltd.	1,900	15,727
Bank of East Asia, Ltd. (The)Δ	12,553	51,234
BOC Hong Kong Holdings, Ltd.	37,500	127,590
Cathay Pacific Airways, Ltd.	10,000	13,979
Cheung Kong Property Holdings, Ltd.	29,000	213,320
CK Hutchison Holdings, Ltd.	29,000	370,685
CLP Holdings, Ltd.	17,500	181,249
Hang Lung Properties, Ltd.	20,000	45,367
Hang Seng Bank, Ltd.	8,100	145,405
Henderson Land Development Co., Ltd.	12,980	77,449
HK Electric Investments & HK Electric Investments, Ltd. 144A	25,000	24,510
HKT Trust & HKT, Ltd.	29,000	40,828
Hong Kong & China Gas Co., Ltd.	77,110	146,416
Hong Kong Exchanges and Clearing, Ltd.Δ	12,513	331,161
Hongkong Land Holdings, Ltd.	12,800	91,198
Hysan Development Co., Ltd.	9,000	42,346
Link REIT	22,500	166,097
MTR Corporation, Ltd.*	13,887	76,740
New World Development Co., Ltd.	70,842	92,895
PCCW, Ltd.	33,000	20,325
Power Assets Holdings, Ltd.	15,000	146,785
Sino Land Co., Ltd.	30,335	54,067
Sun Hung Kai Properties, Ltd.	16,000	243,244
Swire Pacific, Ltd. Class A	5,500	59,566
Swire Properties, Ltd.	13,000	38,235
Techtronic Industries Co., Ltd.	14,000	54,842
WH Group, Ltd. 144A	63,000	50,919
Wharf Holdings, Ltd. (The)	15,000	110,049
Wheelock & Co., Ltd.	8,000	47,518

		3,943,203

Ireland — 0.5%
Bank of Ireland*	288,122	60,239
CRH PLC	8,964	297,660
DCC PLC	905	82,225
James Hardie Industries PLC CDI	4,486	70,234
Kerry Group PLC Class A	1,626	135,459

		645,817

Israel — 0.3%
Azrieli Group	296	12,968
Bank Hapoalim BM	10,524	59,757
Bank Leumi Le-Israel BM*	14,030	53,396
Bezeq The Israeli Telecommunication Corporation, Ltd.	20,080	37,887
Check Point Software Technologies, Ltd.*	1,500	116,415
Israel Chemicals, Ltd.	4,122	16,057
Mizrahi Tefahot Bank, Ltd.	1,129	14,359
NICE, Ltd.	650	43,281
Taro Pharmaceuticals IndustriesΔ*	100	11,051

		365,171

Italy — 1.7%
Assicurazioni Generali SpA	11,806	144,081
Atlantia SpA	4,528	115,001
Enel SpA	80,388	358,269
Eni SpA	27,270	392,971
EXOR SpA	1,031	41,747
Intesa Sanpaolo SpAΔ	7,601	15,947
Intesa Sanpaolo SpA	134,617	298,865
Leonardo-Finmeccanica SpA*	3,992	45,248
Luxottica Group SpA	1,688	80,625
Mediobanca SpA	5,560	36,187
Poste Italiane SpA 144A	5,353	36,727
Prysmian SpA	2,060	53,942
Saipem SpAΔ*	49,174	20,834
Snam SpA	25,621	142,066
Telecom Italia SpA*	168,026	130,717
Terna Rete Elettrica Nazionale SpA	17,592	90,679
UniCredit SpA	54,335	126,651
Unione di Banche Italiane SCpAΔ	8,127	18,731
UnipolSai SpA	11,476	18,685

		2,167,973

Japan — 23.5%
ABC-Mart, Inc.	500	34,050
Acom Co., Ltd.*	3,200	15,087
AEON Co., Ltd.	7,100	105,048
AEON Credit Service Co., Ltd.Δ	800	14,003
AEON Mall Co., Ltd.	900	14,215
Air Water, Inc.	2,000	37,767
Aisin Seiki Co., Ltd.	1,900	87,046
Ajinomoto Co., Inc.	5,700	127,090
Alfresa Holdings Corporation	1,900	40,231
Alps Electric Co., Ltd.	1,600	38,620
Amada Holdings Co., Ltd.	2,800	29,126
ANA Holdings, Inc.	13,000	35,318
Aozora Bank, Ltd.	12,000	41,361
Asahi Glass Co., Ltd.	10,000	64,660
Asahi Kasei Corporation	13,000	103,599
ASICS Corporation	2,200	44,326
Astellas Pharma, Inc.	22,400	349,867
Bandai Namco Holdings, Inc.	1,800	55,095
Bank of Kyoto, Ltd. (The)	3,000	21,960
Benesse Holdings, Inc.	500	12,771
Bridgestone Corporation	6,900	254,222
Brother Industries, Ltd.	1,900	33,405
Calbee, Inc.	1,100	41,677
Canon, Inc.	11,200	325,163
Casio Computer Co., Ltd.Δ	2,100	29,402

116	See Notes to Schedules of Investments.

	Shares	Value
Central Japan Railway Co.	1,500	$256,808
Chiba Bank, Ltd. (The)	7,000	39,754
Chubu Electric Power Co., Inc.	6,200	90,213
Chugai Pharmaceutical Co., Ltd.	2,600	93,975
Chugoku Bank, Ltd. (The)	1,300	15,858
Chugoku Electric Power Co., Inc. (The)	3,100	38,980
Concordia Financial Group, Ltd.	11,000	47,996
Credit Saison Co., Ltd.	1,200	19,923
CYBERDYNE, Inc.*	1,200	18,794
Dai Nippon Printing Co., Ltd.	5,000	49,048
Daicel Corporation	3,100	39,175
Dai-ichi Life Insurance Co., Ltd. (The)	11,500	157,774
Daiichi Sankyo Co., Ltd.	6,300	151,379
Daikin Industries, Ltd.	2,600	242,621
Daito Trust Construction Co., Ltd.	700	111,958
Daiwa House Investment Corporation REIT	13	38,109
Daiwa House Industry Co., Ltd.	6,300	172,902
Daiwa Securities Group, Inc.	19,000	106,976
Denso Corporation	5,000	199,523
Dentsu, Inc.	2,200	111,975
Don Quijote Holdings Co., Ltd.	1,000	36,685
East Japan Railway Co.	3,600	324,951
Eisai Co., Ltd.Δ	2,700	168,868
Electric Power Development Co., Ltd.Δ	1,500	36,051
FamilyMart Co., Ltd.	800	53,405
FANUC Corporation	2,100	354,722
Fast Retailing Co., Ltd.	600	193,215
Fuji Electric Co., Ltd.	5,000	22,979
Fuji Heavy Industries, Ltd.	5,900	221,365
FUJIFILM Holdings Corporation	4,700	174,102
Fujitsu, Ltd.	18,000	96,869
Fukuoka Financial Group, Inc.	8,000	33,251
GungHo Online Entertainment, Inc.Δ	3,200	7,863
Hachijuni Bank, Ltd. (The)	5,000	26,041
Hakuhodo DY Holdings, Inc.	1,900	22,268
Hamamatsu Photonics KKΔ	1,200	36,919
Hankyu Hanshin Holdings, Inc.	2,600	89,645
Hikari Tsushin, Inc.	200	18,572
Hino Motors, Ltd.	2,100	22,437
Hirose Electric Co., Ltd.	300	39,445
Hiroshima Bank, Ltd. (The)	6,000	24,888
Hisamitsu Pharmaceutical Co., Inc.	500	27,025
Hitachi Chemical Co., Ltd.	800	18,382
Hitachi Construction Machinery Co., Ltd.	900	17,947
Hitachi High-Technologies Corporation	600	24,019
Hitachi Metals, Ltd.	2,000	24,604
Hitachi, Ltd.Δ	51,000	239,016
Hokuriku Electric Power Co.Δ	1,400	17,060
Honda Motor Co., Ltd.Δ	16,800	484,853
Hoshizaki Corporation	600	54,754
Hoya Corporation	4,100	164,934
Hulic Co., Ltd.	2,400	24,522
Idemitsu Kosan Co., Ltd.	700	14,493
IHI CorporationΔ	15,000	43,593
Iida Group Holdings Co., Ltd.	1,200	24,147
Inpex Corporation	9,300	84,560
Isetan Mitsukoshi Holdings, Ltd.	3,600	35,447
Isuzu Motors, Ltd.	6,800	80,043
ITOCHU CorporationΔ	15,500	195,138
Iyo Bank, Ltd. (The)	2,000	12,111
J. Front Retailing Co., Ltd.	3,400	44,519
Japan Airlines Co., Ltd.	1,300	38,214
Japan Airport Terminal Co., Ltd.	400	15,295
Japan Exchange Group, Inc.	5,200	81,308
Japan Post Bank Co., Ltd.	3,800	45,155
Japan Post Holdings Co., Ltd.	5,700	71,656
Japan Prime Realty Investment Corporation REIT	9	40,634
Japan Real Estate Investment Corporation REIT	13	77,739
Japan Retail Fund Investment Corporation REIT	25	61,659
JFE Holdings, Inc.	6,100	89,173
JGC Corporation	2,000	34,817
JSR Corporation	1,500	23,576
JTEKT Corporation	3,200	48,064
JX Holdings, Inc.Δ	21,000	84,999
Kajima Corporation	9,000	62,981
Kakaku.com, Inc.Δ	1,200	21,729
Kamigumi Co., Ltd.	2,000	17,448
Kaneka Corporation	3,000	23,752
Kansai Electric Power Co., Inc. (The)*	7,200	65,501
Kansai Paint Co., Ltd.Δ	2,000	43,841
Kao Corporation	5,400	305,305
Kawasaki Heavy Industries, Ltd.Δ	15,000	46,473
KDDI Corporation	20,000	619,640
Keihan Holdings Co., Ltd.	6,000	41,964
Keikyu Corporation	6,000	62,607
Keio Corporation	7,000	61,213
Keisei Electric Railway Co., Ltd.	1,500	37,504
Keyence Corporation	500	366,345
Kikkoman CorporationΔ	2,000	64,054
Kintetsu Group Holdings Co., Ltd.Δ	21,000	88,136
Kobe Steel, Ltd.*	2,500	22,675
Koito Manufacturing Co., Ltd.	1,100	53,537
Komatsu, Ltd.	9,400	215,629
Konami Holdings Corporation	800	30,912
Konica Minolta, Inc.	4,700	39,801
Kose Corporation	300	30,719
Kubota Corporation	10,800	163,464
Kuraray Co., Ltd.	3,600	53,406
Kurita Water Industries, Ltd.	900	21,385
Kyocera Corporation	3,600	172,992
Kyowa Hakko Kirin Co., Ltd.	3,000	47,386
Kyushu Electric Power Co., Inc.	4,400	41,299
Kyushu Financial Group, Inc.	3,700	25,210
Lawson, Inc.	600	47,398
LIXIL Group Corporation	2,600	55,701
M3, Inc.Δ	2,100	71,884

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mabuchi Motor Co., Ltd.	400	$22,196
Makita Corporation	1,100	78,375
Marubeni CorporationΔ	16,300	83,735
Marui Group Co., Ltd.Δ	1,900	25,099
Maruichi Steel Tube, Ltd.	400	13,831
Mazda Motor Corporation	5,700	87,448
McDonald’s Holdings Co. Japan, Ltd.	500	14,728
Mebuki Financial Group, Inc.	9,150	32,780
Medipal Holdings Corporation	2,200	38,135
MEIJI Holdings Co., Ltd.	1,300	129,078
Minebea Co., Ltd.	3,000	28,373
Miraca Holdings, Inc.	500	24,932
Mitsubishi Chemical Holdings Corporation	15,400	96,549
Mitsubishi Corporation	16,400	373,856
Mitsubishi Electric Corporation	21,000	269,151
Mitsubishi Estate Co., Ltd.	13,000	243,965
Mitsubishi Gas Chemical Co., Inc.	1,500	21,476
Mitsubishi Heavy Industries, Ltd.	32,000	133,859
Mitsubishi Logistics Corporation	1,000	14,463
Mitsubishi Materials Corporation	1,200	32,823
Mitsubishi Motors Corporation	6,300	29,429
Mitsubishi Tanabe Pharma Corporation	2,400	51,404
Mitsubishi UFJ Financial Group, Inc.	135,500	686,454
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	18,356
Mitsui & Co., Ltd.Δ	18,300	253,618
Mitsui Chemicals, Inc.	13,000	61,838
Mitsui Fudosan Co., Ltd.	9,000	191,470
Mitsui OSK Lines, Ltd.	13,000	30,230
Mixi, Inc.	300	10,869
Mizuho Financial Group, Inc.Δ	255,300	430,292
MS&AD Insurance Group Holdings, Inc.	5,400	150,505
Murata Manufacturing Co., Ltd.	2,100	274,120
Nabtesco Corporation	1,000	28,331
Nagoya Railroad Co., Ltd.	10,000	54,416
NEC Corporation	25,000	64,481
Nexon Co., Ltd.	2,200	34,559
NGK Insulators, Ltd.	3,000	62,342
NGK Spark Plug Co., Ltd.	1,900	33,574
NH Foods, Ltd.	2,000	48,315
NHK Spring Co., Ltd.	3,600	34,899
Nidec Corporation	2,500	231,083
Nikon CorporationΔ	3,500	52,270
Nintendo Co., Ltd.	1,200	321,303
Nippon Building Fund, Inc. REIT	14	88,702
Nippon Electric Glass Co., Ltd.	3,000	15,534
Nippon Express Co., Ltd.	10,000	46,750
Nippon Paint Holdings Co., Ltd.	1,900	63,579
Nippon Prologis, Inc. REIT	17	42,997
Nippon Steel & Sumitomo Metal CorporationΔ	8,700	178,527
Nippon Telegraph & Telephone Corporation	7,200	329,299
Nippon Yusen KK	17,000	31,830
Nissan Motor Co., Ltd.	25,300	248,165
Nisshin Seifun Group, Inc.	2,300	35,058
Nissin Foods Holdings Co., Ltd.	700	42,546
Nitori Holdings Co., Ltd.	900	107,886
Nitto Denko Corporation	1,900	123,397
NOK Corporation	800	17,505
Nomura Holdings, Inc.	36,600	164,024
Nomura Real Estate Master Fund, Inc. REIT	37	61,711
Nomura Real Estate Holdings, Inc.	1,000	16,903
Nomura Research Institute, Ltd.	1,290	44,523
NSK, Ltd.	4,700	48,188
NTT Data Corporation	1,200	59,933
NTT DOCOMO, Inc.	15,000	381,045
NTT Urban Development Corporation	900	8,695
Obayashi Corporation	7,300	72,407
Obic Co., Ltd.	600	31,949
Odakyu Electric Railway Co., Ltd.	3,000	66,801
Oji Holdings Corporation	8,000	31,708
Olympus Corporation	3,200	111,748
Omron Corporation	2,100	75,589
Ono Pharmaceutical Co., Ltd.	4,400	122,850
Oracle Corporation	300	16,949
Oriental Land Co., Ltd.	2,400	146,155
ORIX Corporation	14,100	208,012
Osaka Gas Co., Ltd.	23,000	96,467
Otsuka Corporation	400	18,999
Otsuka Holdings Co., Ltd.	4,200	191,447
Panasonic Corporation	23,400	234,036
Park24 Co., Ltd.	800	26,018
Pola Orbis Holdings, Inc.	200	17,903
Rakuten, Inc.	9,500	124,006
Recruit Holdings Co., Ltd.	4,000	163,173
Resona Holdings, Inc.	23,900	100,514
Ricoh Co., Ltd.	6,400	57,916
Rinnai Corporation	300	27,928
Rohm Co., Ltd.	1,000	52,710
Ryohin Keikaku Co., Ltd.	300	60,588
Santen Pharmaceutical Co., Ltd.	3,600	53,159
SBI Holdings, Inc.	3,200	38,222
Secom Co., Ltd.	2,300	171,751
Seibu Holdings, Inc.Δ	2,400	39,620
Seiko Epson Corporation	3,000	57,766
Sekisui Chemical Co., Ltd.	4,000	57,529
Sekisui House, Ltd.	6,200	105,627
Seven & i Holdings Co., Ltd.	7,900	373,475
Seven Bank, Ltd.	4,800	15,374
Shikoku Electric Power Co., Inc.*	1,400	13,845
Shimadzu Corporation	3,000	45,785
Shimamura Co., Ltd.	200	24,348
Shimano, Inc.	800	118,819
Shimizu Corporation	6,000	53,625
Shin-Etsu Chemical Co., Ltd.Δ	4,000	279,091
Shinsei Bank, Ltd.	19,000	28,812
Shionogi & Co., Ltd.	3,200	163,947
Shiseido Co., Ltd.	3,800	100,646
Shizuoka Bank, Ltd. (The)Δ	5,000	40,060
Showa Shell Sekiyu KK	1,500	13,944
SMC Corporation	600	173,240
SoftBank Group Corporation	10,200	661,048

118	See Notes to Schedules of Investments.

	Shares	Value
Sohgo Security Services Co., Ltd.	600	$32,246
Sompo Holdings, Inc.	4,000	118,550
Sony Corporation	13,300	440,637
Sony Financial Holdings, Inc.	1,400	19,280
Stanley Electric Co., Ltd.	2,100	56,779
Start Today Co., Ltd.	1,500	25,810
Sumitomo Chemical Co., Ltd.	15,000	66,651
Sumitomo CorporationΔ	12,400	138,814
Sumitomo Dainippon Pharma Co., Ltd.Δ	1,300	25,179
Sumitomo Electric Industries, Ltd.	8,000	113,094
Sumitomo Heavy Industries, Ltd.	6,000	29,646
Sumitomo Metal Mining Co., Ltd.	5,000	69,059
Sumitomo Mitsui Financial Group, Inc.	14,300	483,048
Sumitomo Mitsui Trust Holdings, Inc.	3,300	107,816
Sumitomo Realty & Development Co., Ltd.	4,000	103,683
Sumitomo Rubber Industries, Inc.	1,400	21,176
Sundrug Co., Ltd.	400	33,576
Suntory Beverage & Food, Ltd.	1,300	56,210
Suruga Bank, Ltd.Δ	1,500	35,954
Suzuken Co., Ltd.	900	29,719
Suzuki Motor Corporation	3,600	120,582
Sysmex Corporation	1,700	126,129
T&D Holdings, Inc.	5,300	59,790
Taiheiyo Cement Corporation	12,000	34,530
Taisei Corporation	10,000	75,023
Taisho Pharmaceutical Holdings Co., Ltd.	300	30,748
Taiyo Nippon Sanso CorporationΔ	1,200	12,521
Takashimaya Co., Ltd.	3,000	24,633
Takeda Pharmaceutical Co., Ltd.Δ	7,700	369,058
TDK Corporation	1,200	80,399
Teijin, Ltd.	1,600	31,040
Terumo CorporationΔ	3,800	146,169
THK Co., Ltd.	1,000	19,670
Tobu Railway Co., Ltd.	10,000	50,941
Toho Co., Ltd.	1,600	53,148
Toho Gas Co., Ltd.	5,000	46,821
Tohoku Electric Power Co., Inc.	5,200	67,813
Tokio Marine Holdings, Inc.	7,200	276,120
Tokyo Electric Power Co., Inc.*	14,000	60,647
Tokyo Electron, Ltd.	1,600	141,414
Tokyo Gas Co., Ltd.	22,000	97,878
Tokyo Tatemono Co., Ltd.	2,300	27,667
Tokyu Corporation	11,000	83,912
Tokyu Fudosan Holdings Corporation	5,600	30,453
TonenGeneral Sekiyu KK	3,000	30,423
Toppan Printing Co., Ltd.	5,000	45,135
Toray Industries, Inc.	16,000	155,832
Toshiba Corporation*	41,000	136,669
TOTO, Ltd.	1,800	68,053
Toyo Seikan Group Holdings, Ltd.	2,300	40,662
Toyo Suisan Kaisha, Ltd.	1,000	42,423
Toyoda Gosei Co., Ltd.	500	11,625
Toyota Industries Corporation	1,600	74,267
Toyota Motor Corporation	27,916	1,619,308
Toyota Tsusho Corporation	2,100	48,803
Trend Micro, Inc.	1,200	41,862
Tsuruha Holdings, Inc.	400	46,240
Unicharm Corporation	4,000	103,790
United Urban Investment Corporation REIT	28	50,930
USS Co., Ltd.	2,500	42,311
West Japan Railway Co.	1,900	117,865
Yahoo Japan Corporation	13,900	55,444
Yakult Honsha Co., Ltd.	900	40,677
Yamada Denki Co., Ltd.Δ	7,600	37,697
Yamaguchi Financial Group, Inc.	2,000	21,318
Yamaha Corporation	1,800	58,268
Yamaha Motor Co., Ltd.	3,600	72,732
Yamato Holdings Co., Ltd.	4,400	102,562
Yamazaki Baking Co., Ltd.	2,000	49,178
Yaskawa Electric Corporation	2,600	38,888
Yokogawa Electric Corporation	1,800	23,979
Yokohama Rubber Co., Ltd. (The)	1,000	16,007

		30,357,132

Jersey — 1.3%
Experian PLC	9,456	188,911
Glencore PLC*	128,774	352,604
Petrofac, Ltd.	2,095	24,249
Randgold Resources, Ltd.	945	94,711
Shire PLC	9,425	610,563
Wolseley PLC	2,562	144,093
WPP PLC	13,726	322,636

		1,737,767

Luxembourg — 0.3%
ArcelorMittal*	19,656	119,870
Millicom International Cellular SA SDR	902	46,734
RTL Group SA	285	23,677
SES SA	3,858	94,733
Tenaris SA	5,417	77,156

		362,170

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	62,700	16,394

Netherlands — 3.7%
ABN AMRO Group NV CVA 144AΔ	2,489	51,463
Aegon NV	21,999	83,914
AerCap Holdings NV*	1,900	73,131
Airbus Group SE	6,194	375,675
Akzo Nobel NV	2,655	179,585
Altice NV Class AΔ*	3,520	63,042
Altice NV Class B*	730	13,120
ASML Holding NV	3,932	430,914
Boskalis Westminster	963	34,274
CNH Industrial NV	9,819	70,309
Ferrari NV	1,166	60,592
Fiat Chrysler Automobiles NV*	8,663	55,064
Gemalto NVΔ	809	51,832
ING Groep NV	41,477	512,062
Koninklijke Ahold Delhaize NV	13,901	316,610
Koninklijke DSM NV	1,776	119,944

See Notes to Schedules of Investments.	119

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Koninklijke KPN NV	34,534	$114,575
Koninklijke Philips NV	10,392	307,496
Koninklijke Vopak NV	953	49,982
Mobileye NVΔ*	1,900	80,883
NN Group NV	3,121	95,817
NXP Semiconductor NV*	3,062	312,355
OCI NV*	684	10,081
QIAGEN NVΔ*	2,001	55,174
Randstad Holding NV	1,201	54,613
RELX NV	10,010	179,048
STMicroelectronics NVΔ	6,571	53,704
Unilever NV CVA	17,249	794,721
Wolters Kluwer NV	3,324	142,106

		4,742,086

New Zealand — 0.2%
Auckland International Airport, Ltd.	8,625	46,229
Contact Energy, Ltd.	7,151	26,247
Fletcher Building, Ltd.	7,398	57,937
Meridian Energy, Ltd.	12,874	24,406
Mighty River Power, Ltd.	4,302	9,540
Ryman Healthcare, Ltd.	2,667	18,721
Spark New Zealand, Ltd.	18,489	48,643

		231,723

Norway — 0.6%
DNB ASA	9,875	129,824
Gjensidige Forsikring ASA	2,501	46,777
Marine Harvest ASA*	4,165	74,712
Norsk Hydro ASA	13,545	58,566
Orkla ASA	7,371	76,329
Schibsted ASA Class A	715	21,056
Schibsted ASA, B Shares	846	22,699
Statoil ASAΔ	12,360	207,503
Telenor ASA	8,188	140,800
Yara International ASA	1,747	58,215

		836,481

Papua New Guinea — 0.0%
Oil Search, Ltd.	12,840	70,717

Portugal — 0.2%
EDP — Energias de Portugal SA	25,596	85,901
Galp Energia SGPS SA	5,590	76,370
Jeronimo Martins SGPS SA	2,979	51,631

		213,902

Singapore — 1.2%
Ascendas Real Estate
Investment Trust REIT	18,100	33,512
CapitaLand Commercial Trust, Ltd. REIT	16,400	19,181
CapitaLand Mall Trust REIT	20,600	32,819
CapitaLand, Ltd.	30,000	70,823
City Developments, Ltd.	3,800	25,416
ComfortDelGro Corporation, Ltd.	29,600	61,227
DBS Group Holdings, Ltd.	19,230	218,200
Global Logistic Properties, Ltd.	28,000	38,622
Hutchison Port Holdings Trust Class U	53,700	23,972
Jardine Cycle & Carriage, Ltd.	1,111	35,093
Keppel Corporation, Ltd.Δ	14,700	58,506
Oversea-Chinese Banking Corporation, Ltd.	32,762	208,797
Sembcorp Industries, Ltd.	9,800	18,755
Sembcorp Marine, Ltd.Δ	9,200	8,870
Singapore Airlines, Ltd.	5,600	43,264
Singapore Exchange, Ltd.	7,800	42,545
Singapore Press Holdings, Ltd.	18,400	51,568
Singapore Technologies Engineering, Ltd.	16,100	38,296
Singapore Telecommunications, Ltd.	83,700	244,813
StarHub, Ltd.	4,000	10,100
Suntec Real Estate Investment Trust REIT	18,200	22,950
United Overseas Bank, Ltd.Δ	13,594	188,600
UOL Group, Ltd.	7,390	30,546
Wilmar International, Ltd.	25,500	60,542
Yangzijiang Shipbuilding Holdings, Ltd.	23,400	12,945

		1,599,962

Spain — 3.1%
Abertis Infraestructuras SA	5,559	86,606
ACS Actividades de Construccion y Servicios SA	2,270	68,620
Aena SA 144A	664	98,013
Amadeus IT Group SAΔ	4,852	242,179
Banco Bilbao Vizcaya Argentaria SA	68,766	416,075
Banco de Sabadell SA	57,810	74,063
Banco Popular Espanol SAΔ	29,731	36,797
Banco Santander SA	151,502	672,118
Bankia SA	45,814	37,594
Bankinter SA	6,854	48,767
CaixaBank SA	31,233	78,927
Distribuidora Internacional de Alimentacion SAΔ	6,556	40,598
Enagas SA	2,158	64,918
Endesa SA	3,073	65,885
Ferrovial SA	4,760	101,354
Gas Natural SDG SA	3,746	77,011
Grifols SA	3,284	70,788
Iberdrola SAΔ	58,971	400,970
Industria de Diseno Textil SA	11,719	434,518
International Consolidated Airlines Group SA	8,587	44,554
Mapfre SA	14,461	40,459
Red Electrica Corporation SA	4,224	91,140
Repsol SA	12,070	163,963
Telefonica SA*	47,011	475,427
Zardoya Otis SA	1,520	14,624

		3,945,968

Sweden — 2.7%
Alfa Laval AB	2,935	46,015
Assa Abloy AB Class B	10,719	217,678
Atlas Copco AB, A Shares	7,121	214,374
Atlas Copco AB, B Shares	3,756	102,633
Boliden AB	2,787	65,507
Electrolux AB, Series B	2,409	60,338
Getinge AB, B Shares	2,020	39,160
Hennes & Mauritz AB, B Shares	9,739	274,889
Hexagon AB, B Shares	2,571	112,280
Husqvarna AB, B Shares	5,346	46,658
ICA Gruppen AB	628	20,745
Industrivarden AB, C Shares	1,472	27,245

120	See Notes to Schedules of Investments.

	Shares	Value
Investor AB, B Shares	4,535	$165,821
Kinnevik AB Class B	2,697	68,783
Lundin Petroleum AB*	1,760	32,215
Nordea Bank AB	32,009	317,865
Sandvik AB	11,727	129,040
Securitas AB, B Shares	3,202	53,624
Skandinaviska Enskilda Banken AB Class A	17,179	172,673
Skanska AB, B Shares	3,302	77,144
SKF AB, B Shares	4,349	75,104
Svenska Cellulosa AB SCA Class B	6,633	196,873
Svenska Handelsbanken AB, A Shares	15,993	219,841
Swedbank AB, A Shares	9,578	225,050
Tele2 AB, B Shares	2,588	22,340
Telefonaktiebolaget LM Ericsson, B Shares	32,133	232,009
TeliaSonera AB	28,287	126,700
Volvo AB, B Shares	17,174	196,091

		3,538,695

Switzerland — 9.1%
ABB, Ltd.*	20,498	461,983
Actelion, Ltd.*	1,089	188,979
Adecco Group SA	1,870	105,404
Aryzta AG	919	40,879
Baloise Holding AG	489	59,209
Barry Callebaut AG*	18	23,956
Chocoladefabriken Lindt & Spruengli AG	11	126,082
Cie Financiere Richemont SA	5,563	339,274
Coca-Cola HBC AG*	2,037	47,322
Credit Suisse Group AG*	18,929	248,777
Dufry AGΔ*	461	57,796
EMS-Chemie Holding AG	102	54,826
Galenica AG	36	38,283
Geberit AG	378	165,693
Givaudan SA	100	203,872
Julius Baer Group, Ltd.*	2,594	105,737
Kuehne + Nagel International AG	545	79,203
LafargeHolcim, Ltd.*	5,082	275,080
Lonza Group AG*	584	111,777
Nestle SA	33,338	2,632,510
Novartis AG	23,679	1,868,754
Pargesa Holding SA	251	17,197
Partners Group Holding AG	197	99,531
Roche Holding AG	7,408	1,840,878
Schindler Holding AG	586	110,312
SGS SA	61	136,687
Sika AG	24	116,930
Sonova Holding AGΔ	623	88,339
Swatch Group AG (The)Δ	342	96,953
Swatch Group AG (The)	607	33,797
Swiss Life Holding AG*	376	97,505
Swiss Prime Site AG*	669	58,751
Swiss Re AG	3,391	306,270
Swisscom AG	278	132,236
Syngenta AG	966	423,052
UBS Group AG*	39,183	535,258
Zurich Insurance Group AG*	1,570	404,894

		11,733,986

United Kingdom — 15.1%
3i Group PLC	9,582	80,789
Aberdeen Asset Management PLC	7,861	33,180
Admiral Group PLC	2,090	55,471
Aggreko PLC	2,730	33,657
Anglo American PLC*	14,812	184,717
Antofagasta PLCΔ	6,400	43,353
Ashtead Group PLC	5,181	85,146
Associated British Foods PLC	3,813	128,478
AstraZeneca PLC	13,042	844,489
Auto Trader Group PLC 144A	10,555	55,487
Aviva PLC	42,734	243,842
Babcock International Group PLC	2,030	27,177
BAE Systems PLC	33,502	227,587
Barclays PLC	181,115	392,659
Barratt Developments PLC	9,738	62,343
Berkeley Group Holdings PLC	1,246	41,633
BHP Billiton PLC	21,553	324,125
BP PLC	197,869	1,153,320
British Land Co. PLC (The) REIT	10,403	85,210
BT Group PLC	87,287	439,167
Bunzl PLC	3,880	114,414
Burberry Group PLC	4,342	77,479
Capita PLC	7,184	62,233
Carnival PLC	2,057	100,461
Centrica PLC	61,198	180,947
Cobham PLC	17,193	37,403
Coca-Cola European Partners PLC	2,146	85,455
Compass Group PLC	17,343	335,874
Croda International PLC	1,285	57,984
Direct Line Insurance Group PLC	12,441	58,768
Dixons Carphone PLC	9,192	43,905
easyJet PLC	1,707	22,257
Fresnillo PLC	3,074	72,128
G4S PLC	14,238	41,984
GKN PLC	16,263	67,483
GlaxoSmithKline PLC	51,250	1,091,545
Hammerson PLC REIT	9,324	70,962
Hargreaves Lansdown PLC	2,583	42,532
Hikma Pharmaceuticals PLC	1,511	39,470
HSBC Holdings PLC	209,548	1,575,115
ICAP PLC	4,817	29,009
IMI PLC	2,914	40,554
Inmarsat PLC	4,574	41,698
Intercontinental Hotels Group PLC	1,915	78,926
Intertek Group PLC	1,829	82,568
Intu Properties PLC REIT	9,574	36,706
Investec PLC	7,632	46,523
ITV PLC	37,016	89,790
J Sainsbury PLC	13,356	42,539
Johnson Matthey PLC	1,909	81,427
Kingfisher PLC	24,584	119,946
Land Securities Group PLC REIT	8,373	114,741
Legal & General Group PLC	60,308	170,913
Lloyds Banking Group PLC	669,482	472,997
London Stock Exchange Group PLC	3,132	113,495
Marks & Spencer Group PLC	17,667	75,793

See Notes to Schedules of Investments.	121

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mediclinic International PLC	3,843	$46,083
Meggitt PLC	10,067	58,758
Merlin Entertainments PLC 144A	7,366	41,932
Mondi PLC	4,308	90,511
National Grid PLC	38,536	544,234
Next PLC	1,452	89,877
Old Mutual PLC	53,546	140,356
Pearson PLC	9,585	93,699
Persimmon PLC	3,346	78,673
Provident Financial PLC	1,851	72,680
Prudential PLC	27,515	487,746
Reckitt Benckiser Group PLC	6,589	620,318
RELX PLC	11,009	208,768
Rio Tinto PLC	12,759	424,059
Rolls-Royce Holdings PLC*	19,453	181,490
Royal Bank of Scotland Group PLC*	38,339	88,757
Royal Dutch Shell PLC, A Shares	45,111	1,122,262
Royal Dutch Shell PLC, B Shares	39,184	1,015,867
Royal Mail PLC	8,349	52,979
RSA Insurance Group PLC	9,714	68,606
Sage Group PLC (The)	10,537	100,677
Schroders PLC	1,632	56,991
Segro PLC REIT	7,707	45,279
Severn Trent PLC	2,484	80,600
Sky PLC	11,720	135,835
Smith & Nephew PLC	9,680	156,122
Smiths Group PLC	4,838	91,836
SSE PLC	11,182	227,057
St. James’s Place PLC	6,083	74,669
Standard Chartered PLC*	35,842	291,672
Standard Life PLC	23,344	103,994
Tate & Lyle PLC	4,869	47,262
Taylor Wimpey PLC	35,050	69,910
Tesco PLC*	90,235	213,716
Travis Perkins PLC	3,013	60,096
Unilever PLC	13,221	625,616
United Utilities Group PLC	6,575	85,401
Vodafone Group PLC	280,698	805,017
Weir Group PLC (The)	2,364	52,067
Whitbread PLC	1,997	101,352
WM Morrison Supermarkets PLC	22,203	62,693
Worldpay Group PLC 144A	17,529	67,210

		19,440,581

Total Foreign Common Stocks (Cost $129,821,154)		120,100,281

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
2.92%, 05/13/16	563	41,552
FUCHS PETROLUB SE
0.82%, 05/05/16	942	43,009
Henkel AG & Co. KGaA
1.23%, 04/12/16	1,870	254,510
Porsche Automobil Holding SE
2.13%, 06/30/16	1,662	85,017
Schaeffler AG
0.15%, 04/25/16	1,753	27,761
Volkswagen AG
0.14%, 06/23/16	1,943	255,957

		707,806

United Kingdom — 0.0%
Rolls-Royce Holdings PLC
0.00%, 02/10/17+*	1,248,393	1,618

Total Foreign Preferred Stocks (Cost $860,976)		709,424

MONEY MARKET FUNDS — 8.8%
GuideStone Money Market Fund (Institutional Class)¥	6,700,903	6,700,903
Northern Institutional Liquid Assets Portfolio§	4,586,462	4,586,462

Total Money Market Funds (Cost $11,287,365)		11,287,365

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.34%, 11/10/16Ω‡‡	$100,000	99,971
0.43%, 12/08/16Ω‡‡	300,000	299,908

Total U.S. Treasury Obligations (Cost $399,724)		399,879

TOTAL INVESTMENTS — 102.8% (Cost $142,369,219)		132,496,949
Liabilities in Excess of Other Assets — (2.8)%		(3,642,231)

NET ASSETS — 100.0%		$128,854,718

122	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$8,934,100	$—	$8,934,100	$—
Austria	220,638	—	220,638	—
Belgium	720,703	—	720,703	—
Bermuda	353,184	157,586	195,598	—
Denmark	1,371,867	—	1,371,867	—
Finland	1,279,671	—	1,279,671	—
France	11,206,139	—	11,206,139	—
Germany	10,064,251	—	10,064,251	—
Hong Kong	3,943,203	40,828	3,902,375	—
Ireland	645,817	135,459	510,358	—
Israel	365,171	127,466	237,705	—
Italy	2,167,973	—	2,167,973	—
Japan	30,357,132	—	30,357,132	—
Jersey	1,737,767	610,563	1,127,204	—
Luxembourg	362,170	—	362,170	—
Mauritius	16,394	—	16,394	—
Netherlands	4,742,086	978,431	3,763,655	—
New Zealand	231,723	—	231,723	—
Norway	836,481	—	836,481	—
Papua New Guinea	70,717	—	70,717	—
Portugal	213,902	—	213,902	—
Singapore	1,599,962	—	1,599,962	—
Spain	3,945,968	—	3,945,968	—
Sweden	3,538,695	—	3,538,695	—
Switzerland	11,733,986	68,250	11,665,736	—
United Kingdom	19,440,581	100,461	19,340,120	—
Foreign Preferred Stocks:
Germany	707,806	—	707,806	—
United Kingdom	1,618	—	—	1,618
Money Market Funds	11,287,365	11,287,365	—	—
U.S. Treasury Obligations	399,879	—	399,879	—

Total Assets — Investments in Securities	$132,496,949	$13,506,409	$118,988,922	$1,618

Other Financial Instruments***
Futures Contracts	$79,161	$79,161	$—	$—

Total Assets — Other Financial Instruments	$79,161	$79,161	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2016 is $1,078,550.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2016 is $746,022.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2016.

See Notes to Schedules of Investments.	123

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 99.0%
Australia — 1.9%
AGL Energy, Ltd.	31,544	$461,815
ASX, Ltd.	2,303	85,323
Aurizon Holdings, Ltd.	59,682	215,789
Australia & New Zealand Banking Group, Ltd.	76,884	1,637,751
Bendigo and Adelaide Bank, Ltd.	46,701	387,330
BHP Billiton, Ltd.	58,894	1,020,192
Boral, Ltd.	76,197	396,375
Caltex Australia, Ltd.	23,196	613,275
CIMIC Group, Ltd.	91,255	2,021,072
Coca-Cola Amatil, Ltd.	58,049	457,726
Cochlear, Ltd.	4,614	500,126
Computershare, Ltd.	5,607	44,472
Dexus Property Group REIT	12,849	90,310
Flight Centre Travel Group, Ltd.	6,702	187,620
Fortescue Metals Group, Ltd.	417,919	1,599,619
Goodman Group REIT	30,218	169,363
GPT Group (The) REIT+*	63,198	—
GPT Group (The) REIT	23,870	92,951
Lend Lease Group	330,962	3,586,467
Macquarie Group, Ltd.	7,488	473,575
Mirvac Group REIT	50,120	86,407
National Australia Bank, Ltd.	47,040	1,011,173
Newcrest Mining, Ltd.	86,852	1,466,076
Qantas Airways, Ltd.	300,063	720,697
QBE Insurance Group, Ltd.	569,327	4,073,829
Rio Tinto, Ltd.	8,019	319,000
Scentre Group REIT	93,514	337,603
Sonic Healthcare, Ltd.	18,028	305,288
South32, Ltd.	176,256	328,404
Stockland REIT	41,895	153,437
Telstra Corporation, Ltd.	59,774	238,326
Vicinity Centres REIT	52,810	128,791
Westfield Corporation REIT	35,358	264,570
Westpac Banking Corporation	24,680	561,524
WorleyParsons, Ltd.*	115,847	751,667

		24,787,943

Austria — 0.4%
Erste Group Bank AG*	187,640	5,556,368

Belgium — 0.3%
Ageas	30,375	1,110,619
bpost SA	30,046	814,772
Groupe Bruxelles Lambert SA	415	36,837
KBC Groep NV*	9,911	578,566
Proximus SADP	54,832	1,640,362
Umicore SA	1,195	75,033

		4,256,189

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	94,874
Jardine Matheson Holdings, Ltd.	54,200	3,285,062
Kerry Properties, Ltd.	229,500	753,970
Li & Fung, Ltd.	584,000	300,917
NWS Holdings, Ltd.	19,000	31,841
Yue Yuen Industrial Holdings, Ltd.	237,000	979,484

		5,446,148

Brazil — 0.2%
Embraer SA ADR	174,900	3,018,774

Canada — 0.8%
Canadian National Railway Co.Δ	116,215	7,600,461
Suncor Energy, Inc.Δ	96,403	2,676,167

		10,276,628

China — 4.6%
Alibaba Group Holding, Ltd. ADRΔ*	120,723	12,771,286
Baidu, Inc. ADR*	71,993	13,107,766
Ctrip.com International, Ltd. ADRΔ*	121,930	5,678,280
JD.com, Inc. ADRΔ*	46,434	1,211,463
New Oriental Education & Technology Group, Inc. ADR*	110,391	5,117,727
TAL Education Group ADRΔ*	23,417	1,658,860
Tencent Holdings, Ltd.	744,500	20,698,616

		60,243,998

Colombia — 0.0%
Ecopetrol SA ADR*	11,400	99,864

Czech Republic — 0.0%
Komercni Banka AS	8,500	294,763

Denmark — 1.9%
AP Moeller—Maersk A/S Class B	53	77,958
Chr. Hansen Holding A/S	39,729	2,366,445
Danske Bank A/S	261,280	7,643,988
Genmab A/S*	33,428	5,721,297
GN Store Nord A/S	5,790	124,857
H Lundbeck A/S*	24,984	820,556
ISS A/S	90,482	3,759,956
Novozymes A/S, B Shares	66,775	2,945,170
TDC A/S*	75,235	443,087
Vestas Wind Systems A/S	22,528	1,860,893

		25,764,207

Finland — 0.3%
Cargotec OYJ, B Shares	2,331	106,978
Kesko OYJ, B Shares	15,568	717,217
Neste OYJ	8,407	358,611
Orion OYJ Class B	18,735	738,606
Stora Enso OYJ, R Shares	49,004	435,317
UPM-Kymmene OYJ	63,952	1,350,326

		3,707,055

France — 8.7%
Air France-KLM*	139,401	750,151
Air Liquide SA	20,700	2,219,808
Arkema SA	4,213	390,051
Atos SE	18,184	1,957,675
AXA SA	19,440	413,339
BNP Paribas SA	37,975	1,953,200
Capgemini SA	25,659	2,515,710
Casino Guichard Perrachon SA	15,327	746,034
Christian Dior SE	24,633	4,417,872
Cie de St-Gobain	284,136	12,294,633
Cie Generale des Etablissements Michelin	16,960	1,878,077
Danone SA	94,256	6,998,811
Eiffage SA	4,780	371,477
Engie SA	309,453	4,798,004

124	See Notes to Schedules of Investments.

	Shares	Value
Essilor International SA	12,621	$1,628,061
Faurecia	15,302	600,495
Gecina SA REIT	674	106,216
Kering	24,701	4,984,268
Klepierre REIT	4,327	198,623
Lagardere SCA	70,008	1,782,854
L’Oreal SA	62,532	11,819,205
Orange SA	150,601	2,359,561
Peugeot SA*	189,524	2,894,194
Safran SA	4,000	287,690
Sanofi	251,643	19,162,949
Schneider Electric SE	117,899	8,201,552
SCOR SE	13,764	428,035
Societe BIC SA	9,619	1,422,170
Societe Generale SA	145,184	5,022,560
Suez	13,601	224,761
Technip SA	79,895	4,911,508
Teleperformance	5,443	580,614
Thales SA	7,946	731,679
TOTAL SA	8,329	396,134
Ubisoft Entertainment SA*	3,696	139,650
Unibail-Rodamco SE REIT	1,666	449,211
Valeo SA	46,032	2,686,845
Veolia Environnement SA	61,345	1,413,494
Vinci SA	9,965	763,107

		114,900,278

Germany — 8.0%
AIXTRON SEΔ*	137,111	833,980
Allianz SE	56,216	8,354,315
Aurubis AG	16,637	932,906
BASF SE	38,957	3,335,722
Bayerische Motoren Werke AG	3,514	295,864
Beiersdorf AG	73,748	6,961,337
Commerzbank AG	26,673	172,334
Covestro AG 144A	26,212	1,551,184
Daimler AG	130,059	9,172,805
Deutsche Boerse AG*	57,926	4,701,781
Deutsche Lufthansa AG	79,818	889,844
Deutsche Telekom AG	436,847	7,339,293
Deutsche Wohnen AG	6,238	226,990
E.ON SE	56,486	401,476
Evonik Industries AG	10,105	342,100
Freenet AG	51,906	1,519,227
Fresenius Medical Care AG & Co. KGaA	13,828	1,209,762
Fresenius SE & Co. KGaA	5,433	433,999
Hannover Rueck SE	5,663	607,050
HeidelbergCement AG	899	85,021
HOCHTIEF AG	8,198	1,156,949
Infineon Technologies AG	25,384	452,638
KION Group AG	11,012	713,510
LANXESS AG	4,849	301,838
Linde AG	38,246	6,498,822
METRO AG	16,725	497,835
MorphoSys AGΔ*	20,344	852,019
Muenchener Rueckversicherungs-Gesellschaft AG	15,139	2,827,465
OSRAM Licht AG	45,712	2,685,430
Rheinmetall AG	22,243	1,550,409
RHOEN KLINIKUM AG	12,320	374,662
Rocket Internet SE 144A*	60,932	1,308,532
RWE AG*	57,626	995,178
Salzgitter AG	6,407	210,054
SAP SE	224,658	20,545,615
Siemens AG	7,556	886,024
Software AG	30,441	1,290,145
STADA Arzneimittel AG	39,254	2,184,066
Suedzucker AG	62,788	1,746,184
Talanx AG	7,358	224,531
Uniper SE*	18,627	228,184
Vonovia SE	8,154	309,113
Zalando SE 144AΔ*	198,861	8,308,720

		105,514,913

Hong Kong — 2.8%
AIA Group, Ltd.	2,963,400	19,928,107
ASM Pacific Technology, Ltd.	3,100	25,660
Cheung Kong Property Holdings, Ltd.	45,000	331,014
China Mobile, Ltd.	429,000	5,269,994
CLP Holdings, Ltd.	18,000	186,427
Global Brands Group Holding, Ltd.*	4,388,924	449,892
Guangdong Investment, Ltd.	1,541,300	2,462,146
Hong Kong Exchanges and Clearing, Ltd.	113,607	3,006,649
Link REIT	41,000	302,666
New World Development Co., Ltd.	1,089,000	1,427,998
PCCW, Ltd.	62,000	38,187
Sino Land Co., Ltd.	564,000	1,005,233
Sun Hung Kai Properties, Ltd.	7,000	106,419
Swire Pacific, Ltd. Class A	12,000	129,963
Techtronic Industries Co., Ltd.	18,500	72,470
WH Group, Ltd. 144A	912,000	737,118
Wharf Holdings, Ltd. (The)	43,000	315,473
Wheelock & Co., Ltd.	122,000	724,652

		36,520,068

India — 0.6%
Housing Development Finance Corporation, Ltd.	78,336	1,643,098
Tata Consultancy Services, Ltd.	166,521	6,085,524

		7,728,622

Ireland — 0.7%
CRH PLC	266,351	8,817,269
DCC PLC	4,864	441,924

		9,259,193

Italy — 2.3%
A2A SpA	2,326,951	3,286,522
Autogrill SpA	49,501	419,560
Banca Monte dei Paschi di Siena SpA*	262,337	54,932
Banca Popolare dell’Emilia Romagna SC	297,540	1,108,753
Enel SpA	1,471,883	6,559,807
Eni SpA	822,665	11,854,906
EXOR SpA	69,239	2,803,599
FinecoBank Banca Fineco SpA	57,794	335,052
Hera SpA	11,121	29,949
Intesa Sanpaolo SpA	583,155	1,294,672
Leonardo-Finmeccanica SpA*	92,479	1,048,225
Mediobanca SpA	23,894	155,512
Poste Italiane SpA 144A	10,125	69,468
Prysmian SpA	45,157	1,182,464
Recordati SpA	22,124	711,063

See Notes to Schedules of Investments.	125

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Snam SpA	31,812	$176,394

		31,090,878

Japan — 16.6%
Advantest Corporation	5,000	67,730
Ajinomoto Co., Inc.	28,600	637,678
Alfresa Holdings Corporation	5,100	107,989
Amada Holdings Co., Ltd.	59,200	615,816
Astellas Pharma, Inc.	163,700	2,556,840
Bandai Namco Holdings, Inc.	69,200	2,118,079
Canon, Inc.	461,550	13,399,894
Chiyoda Corporation	14,000	115,276
Chubu Electric Power Co., Inc.	28,700	417,599
Citizen Holdings Co., Ltd.	60,000	314,240
COOKPAD, Inc.Δ	83,100	798,057
Daicel Corporation	22,000	278,016
Daido Steel Co., Ltd.	15,000	68,789
Daiichi Sankyo Co., Ltd.	23,900	574,279
Daikin Industries, Ltd.	86,400	8,062,490
Daito Trust Construction Co., Ltd.	1,000	159,940
Daiwa House Industry Co., Ltd.	9,100	249,747
DeNA Co., Ltd.	30,500	1,109,002
Denso CorporationΔ	166,400	6,640,116
Don Quijote Holdings Co., Ltd.	62,000	2,274,488
Fuji Electric Co., Ltd.	1,323,000	6,080,261
Fuji Heavy Industries, Ltd.	42,200	1,583,323
FUJIFILM Holdings Corporation	38,100	1,411,334
Fujitsu, Ltd.	87,000	468,201
Fukuoka Financial Group, Inc.	77,000	320,038
GungHo Online Entertainment, Inc.	92,000	226,062
Haseko Corporation	111,500	1,072,489
Hitachi Chemical Co., Ltd.	47,100	1,082,213
Hitachi High-Technologies Corporation	21,900	876,679
Hitachi Metals, Ltd.	17,500	215,289
Hitachi, Ltd.	886,000	4,152,316
Honda Motor Co., Ltd.Δ	327,500	9,451,749
Hoya Corporation	271,700	10,929,904
IHI CorporationΔ	1,789,000	5,199,206
Isetan Mitsukoshi Holdings, Ltd.	20,400	200,865
Itochu Techno-Solutions Corporation	3,900	100,355
J. Front Retailing Co., Ltd.	17,800	233,072
Japan Airlines Co., Ltd.	36,200	1,064,116
Japan Real Estate Investment Corporation REIT	13	77,739
Japan Retail Fund Investment Corporation REIT	30	73,991
JTEKT Corporation	29,200	438,584
Kajima Corporation	16,000	111,966
Kaken Pharmaceutical Co., Ltd.	21,400	1,315,265
Kaneka Corporation	52,000	411,707
Konami Holdings Corporation	48,000	1,854,736
Konica Minolta, Inc.	78,700	666,456
Kose Corporation	7,400	757,737
Kyowa Hakko Kirin Co., Ltd.	5,000	78,976
Kyushu Financial Group, Inc.	15,300	104,245
M3, Inc.Δ	245,600	8,407,003
Mabuchi Motor Co., Ltd.	16,200	898,951
Mazda Motor Corporation	91,000	1,396,101
Medipal Holdings Corporation	32,300	559,893
MEIJI Holdings Co., Ltd.	17,900	1,777,302
Mitsubishi Chemical Holdings Corporation	65,200	408,765
Mitsubishi Electric Corporation	438,800	5,623,972
Mitsubishi Estate Co., Ltd.	22,000	412,865
Mitsubishi Gas Chemical Co., Inc.	16,000	229,073
Mitsubishi Motors Corporation	13,000	60,727
Mitsubishi Tanabe Pharma Corporation	12,000	257,021
Mitsubishi UFJ Financial Group, Inc.	189,600	960,530
Mitsui Chemicals, Inc.	534,000	2,540,105
Mitsui Fudosan Co., Ltd.	16,000	340,391
Mixi, Inc.	46,300	1,677,489
Mizuho Financial Group, Inc.	268,500	452,540
MS&AD Insurance Group Holdings, Inc.	61,800	1,722,441
Nexon Co., Ltd.	139,200	2,186,636
NHK Spring Co., Ltd.	16,400	158,985
Nippon Building Fund, Inc. REIT	15	95,038
Nippon Express Co., Ltd.	243,000	1,136,020
Nippon Shokubai Co., Ltd.	4,600	287,378
Nippon Telegraph & Telephone Corporation	39,600	1,811,145
Nitto Denko Corporation	8,000	519,566
NTN Corporation	164,000	573,262
NTT DOCOMO, Inc.	105,300	2,674,937
Olympus Corporation	14,000	488,899
ORIX Corporation	72,000	1,062,191
Otsuka Corporation	5,300	251,732
Pigeon CorporationΔ	63,100	1,911,243
Pola Orbis Holdings, Inc.	2,900	259,599
Rakuten, Inc.	504,000	6,578,865
Resona Holdings, Inc.	268,500	1,129,204
Rohm Co., Ltd.	11,400	600,899
SBI Holdings, Inc.	126,300	1,508,580
Secom Co., Ltd.	117,700	8,789,168
Seiko Epson Corporation	10,900	209,884
Sekisui House, Ltd.	7,300	124,368
Shimadzu Corporation	20,000	305,231
Shimamura Co., Ltd.	5,700	693,926
Shin-Etsu Chemical Co., Ltd.	23,100	1,611,753
Shionogi & Co., Ltd.	43,300	2,218,412
SMC Corporation	17,700	5,110,570
SoftBank Group Corporation	150,200	9,734,253
Sojitz Corporation	611,100	1,565,693
Sompo Japan Nipponkoa Holdings, Inc.	41,100	1,218,098
Sumitomo Chemical Co., Ltd.	220,000	977,550
Sumitomo CorporationΔ	433,900	4,857,356
Sumitomo Electric Industries, Ltd.	46,000	650,289
Sumitomo Heavy Industries, Ltd.	43,000	212,462
Sumitomo Mitsui Financial Group, Inc.	43,300	1,462,657
Sumitomo Mitsui Trust Holdings, Inc.	9,800	320,182
Sumitomo Osaka Cement Co., Ltd.	696,000	3,230,971

126	See Notes to Schedules of Investments.

	Shares	Value
Sumitomo Realty & Development Co., Ltd.	6,000	$155,525
Suzuken Co., Ltd.	9,600	316,997
Sysmex Corporation	23,100	1,713,869
Takashimaya Co., Ltd.	22,000	180,641
Takeda Pharmaceutical Co., Ltd.Δ	201,500	9,657,823
TDK Corporation	14,500	971,487
Teijin, Ltd.	30,600	593,642
Terumo Corporation	13,200	507,746
Tokio Marine Holdings, Inc.	177,000	6,787,947
Tokyo Electric Power Co., Inc.*	188,500	816,564
Tokyo Electron, Ltd.	57,600	5,090,917
Tosoh Corporation	361,000	2,225,063
Toyota Boshoku Corporation	10,200	228,322
Trend Micro, Inc.	79,200	2,762,905
Yamaha Corporation	21,500	695,984
Yamazaki Baking Co., Ltd.	25,000	614,726
Yokohama Rubber Co., Ltd. (The)	5,700	91,241

		218,788,509

Jersey — 1.1%
Experian PLC	211,909	4,233,490
Glencore PLC*	216,215	592,031
Petrofac, Ltd.	22,570	261,237
Randgold Resources, Ltd.	1,392	139,511
Regus PLC	18,412	62,260
Wolseley PLC	34,564	1,943,956
WPP PLC	288,455	6,780,281

		14,012,766

Luxembourg — 0.1%
APERAM SA	3,703	166,951
Subsea 7 SA*	68,867	743,135

		910,086

Netherlands — 7.0%
ABN AMRO Group NV CVA 144A	27,568	570,003
Aegon NV	949,284	3,620,990
Airbus Group SE	105,622	6,406,132
Akzo Nobel NV	5,215	352,744
ASM International NV	8,172	334,052
ASML Holding NV	73,119	8,013,220
Boskalis Westminster	4,303	153,148
CNH Industrial NV	678,051	4,863,263
Delta Lloyd NV	78,076	358,105
Ferrari NV	119,983	6,235,001
Fiat Chrysler Automobiles NVΔ*	1,791,077	11,384,505
Gemalto NVΔ	20,018	1,282,544
ING Groep NV	1,378,954	17,024,123
Koninklijke Ahold Delhaize NV	473,391	10,781,992
Koninklijke DSM NV	2,631	177,687
Koninklijke Philips NV	210,655	6,233,223
Mobileye NVΔ*	57,298	2,439,176
NN Group NV	49,270	1,512,618
Randstad Holding NV	178,463	8,115,194
STMicroelectronics NV	68,912	561,844
Unilever NV CVA	7,491	345,136
Wolters Kluwer NV	47,417	2,027,144

		92,791,844

New Zealand — 0.0%
Spark New Zealand, Ltd.	171,596	452,945

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 0.4%
Leroy Seafood Group ASA	2,486	125,844
Marine Harvest ASA*	72,787	1,305,659
Orkla ASA	16,202	167,776
Salmar ASA	3,546	108,409
Schibsted ASA Class A	47,675	1,403,962
Schibsted ASA, B Shares	45,543	1,221,979
Yara International ASA	25,529	850,703

		5,184,332

Portugal — 0.1%
Jeronimo Martins SGPS SA	103,873	1,800,295
NOS SGPS SA	1,897	12,909

		1,813,204

Singapore — 2.6%
Ascendas Real Estate Investment Trust REIT	1,351,100	2,501,541
CapitaLand Commercial Trust, Ltd. REIT	68,000	79,529
CapitaLand Mall Trust REIT	46,900	74,720
City Developments, Ltd.	27,400	183,262
ComfortDelGro Corporation, Ltd.	52,200	107,975
DBS Group Holdings, Ltd.	450,800	5,115,161
Global Logistic Properties, Ltd.	99,100	136,694
Jardine Cycle & Carriage, Ltd.	132,600	4,188,383
Sembcorp Industries, Ltd.	1,171,000	2,241,000
Singapore Airlines, Ltd.	40,300	311,345
Singapore Exchange, Ltd.	13,600	74,181
Singapore Technologies Engineering, Ltd.	23,600	56,135
Singapore Telecommunications, Ltd.	2,092,200	6,119,460
Suntec Real Estate Investment Trust REIT	58,000	73,137
United Overseas Bank, Ltd.Δ	947,382	13,143,779
UOL Group, Ltd.	15,786	65,250
Wilmar International, Ltd.	91,900	218,188
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	318,636

		35,008,376

South Korea — 1.3%
Celltrion, Inc.Δ*	39,388	3,823,492
Hankook Tire Co., Ltd.	59,768	3,231,440
NAVER Corporation	6,485	5,220,835
Shinhan Financial Group Co., Ltd.	119,386	4,372,471

		16,648,238

Spain — 5.1%
Abengoa SA, B Shares*	298,341	72,118
ACS Actividades de Construccion y Servicios SA	31,824	962,010
Almirall SA	1,500	23,070
Amadeus IT Group SA	160,165	7,994,349
Banco Bilbao Vizcaya Argentaria SA	231,831	1,402,716
Banco de Sabadell SA	2,487,693	3,187,077

See Notes to Schedules of Investments.	127

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Banco Popular Espanol SAΔ	1,476,237	$1,827,095
Banco Santander SA	1,409,504	6,253,078
Distribuidora Internacional de Alimentacion SA	296,035	1,833,193
Ebro Foods SA	282,336	6,567,271
Endesa SA	81,147	1,739,778
Gamesa Corporacion Tecnologica SA	121,096	2,901,453
Iberdrola SAΔ	1,371,546	9,325,744
Industria de Diseno Textil SA	320,564	11,885,898
International Consolidated Airlines Group	172,401	890,691
Mediaset Espana Comunicacion SA	70,001	829,806
Repsol SA	197,573	2,683,893
Telefonica SA*	656,275	6,636,973

		67,016,213

Sweden — 3.8%
Alfa Laval AB	115,535	1,811,344
Atlas Copco AB, A Shares	288,251	8,677,662
BillerudKorsnas AB	22,550	399,030
Boliden AB	79,518	1,869,043
Electrolux AB, Series B	73,366	1,837,583
Elekta AB, B Shares	206,629	2,000,588
Getinge AB, B Shares	3,599	69,770
Hennes & Mauritz AB, B Shares	190,728	5,383,418
Investor AB, B Shares	3,071	112,290
Kinnevik AB Class B	197,089	5,026,496
NCC AB, B Shares	4,130	108,228
Saab AB Class B	7,272	258,908
Skanska AB, B Shares	22,516	526,035
SSAB AB, A Shares*	69,491	202,641
Svenska Cellulosa AB SCA Class B	111,130	3,298,437
Svenska Handelsbanken AB, A Shares	406,211	5,583,803
Telefonaktiebolaget LM Ericsson, B Shares	657,453	4,746,997
TeliaSonera AB	1,855,288	8,309,993

		50,222,266

Switzerland — 9.7%
ABB, Ltd.*	760,936	17,149,955
ABB, Ltd. ADRΔ*	81,400	1,832,314
Actelion, Ltd.*	5,580	968,320
Adecco Group SA	20,900	1,178,043
Baloise Holding AG	3,839	464,833
Cie Financiere Richemont SA	63,584	3,877,835
Coca-Cola HBC AG*	29,201	678,381
Credit Suisse Group AG*	326,160	4,286,601
Galenica AG	1,770	1,882,259
Georg Fischer AG	170	149,038
Helvetia Holding AG	4,226	2,131,767
Lonza Group AG*	2,807	537,257
Nestle SA	246,318	19,450,274
Novartis AG	223,357	17,627,408
OC Oerlikon Corporation AG*	140,960	1,408,603
Roche Holding AG	70,155	17,433,420
Sika AG	60	292,326
Swiss Life Holding AG*	21,543	5,586,588
Swiss Re AG	24,435	2,206,931
Syngenta AG	26,797	11,735,546
Temenos Group AG*	3,538	223,103
UBS Group AG*	600,547	8,203,748
Zurich Insurance Group AG*	32,118	8,283,042

		127,587,592

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	410,389	12,553,800
Teco Electric and Machinery Co., Ltd.	2,731,800	2,363,179

		14,916,979

Thailand — 0.3%
Bangkok Bank PCL	175,100	824,457
Charoen Pokphand Foods PCL	2,874,200	2,633,646

		3,458,103

Turkey — 0.0%
Türkiye Garanti Bankasi AS	—	1
Yapi ve Kredi Bankasi AS*	1	1

		2

United Kingdom — 15.1%
3i Group PLC	34,312	289,297
Aggreko PLC	158,794	1,957,684
Amec Foster Wheeler PLC	588,365	4,364,451
ASOS PLC*	12,729	801,009
AstraZeneca PLC	48,086	3,113,642
BAE Systems PLC	146,857	997,634
Barclays PLC	849,570	1,841,877
Barratt Developments PLC	150,765	965,197
Bellway PLC	17,003	521,410
BHP Billiton PLC	44,107	663,303
BP PLC	2,673,757	15,584,546
BP PLC ADRΔ	76,300	2,682,708
British Land Co. PLC (The) REIT	18,907	154,865
Britvic PLC	40,209	314,366
BT Group PLC	351,297	1,767,478
Close Brothers Group PLC	9,644	171,047
Coca-Cola European Partners PLC	31,400	1,254,006
Compass Group PLC	653,654	12,659,022
Dairy Crest Group PLCΔ	681,453	5,723,528
Dialog Semiconductor PLC*	50,806	1,959,423
Dixons Carphone PLC	55,369	264,466
DS Smith PLC	1,640,127	8,160,939
G4S PLC	1,849,548	5,453,780
GKN PLC	31,500	130,709
GlaxoSmithKline PLC	883,179	18,810,328
Hammerson PLC REIT	15,352	116,840
Howden Joinery Group PLC	21,215	118,857
HSBC Holdings PLC	169,852	1,276,731
Inchcape PLC	107,617	918,267
Indivior PLC	30,668	121,961
Intermediate Capital Group PLC	111,844	853,999
Investec PLC	31,588	192,552
ITV PLC	209,157	507,354
John Wood Group PLC	59,000	580,758
Jupiter Fund Management PLC	18,187	100,270
Just Eat PLC*	9,962	69,070
Kingfisher PLC	1,436,188	7,007,215
Land Securities Group PLC REIT	15,437	211,544
Lloyds Banking Group PLC	10,542,194	7,448,187

128	See Notes to Schedules of Investments.

	Shares	Value
London Stock Exchange Group PLC	5,849	$211,952
Man Strategic Holdings PLC	1,205,354	1,755,880
Micro Focus International PLC	7,478	212,855
Mondi PLC	79,051	1,660,853
National Grid PLC	807,409	11,402,840
Ocado Group PLCΔ*	302,908	1,039,408
Pearson PLC	413,615	4,043,336
Persimmon PLC	135,294	3,181,095
Prudential PLC	212,495	3,766,807
Reckitt Benckiser Group PLC	16,774	1,579,178
RELX PLC	20,897	396,278
Rio Tinto PLC	16,257	540,318
Rolls-Royce Holdings PLC*	1,534,543	14,316,751
Royal Dutch Shell PLC, A Shares	24,038	598,012
Royal Dutch Shell PLC, B Shares	495,956	12,857,938
Royal Mail PLC	203,881	1,293,746
Sage Group PLC (The)	119,939	1,145,969
Segro PLC REIT	14,592	85,729
Sky PLC	355,233	4,117,169
Sports Direct International PLC*	78,864	293,425
Standard Chartered PLC*	196,305	1,597,474
Tate & Lyle PLC	61,928	601,117
Taylor Wimpey PLC	1,056,886	2,108,031
Tesco PLC*	3,507,494	8,307,292
Thomas Cook Group PLC*	159,463	142,882
Travis Perkins PLC	33,698	672,126
Unilever PLC	189,047	8,945,676
Vodafone Group PLC	472,279	1,354,454
WM Morrison Supermarkets PLC	151,673	428,269

		198,787,180

United States of America — 0.8%
MercadoLibre, Inc.Δ	27,357	5,060,224
Yum! Brands, Inc.	65,512	5,949,145

		11,009,369

Total Foreign Common Stocks (Cost $1,278,176,524)		1,307,073,893

FOREIGN PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE
2.13%, 06/30/16 (Cost $625,146)	6,053	309,630

MONEY MARKET FUNDS — 8.0%
GuideStone Money Market Fund (Investor Class)¥	44,865,064	44,865,064
Northern Institutional Liquid Assets Portfolio§	61,291,605	61,291,605

Total Money Market Funds (Cost $106,156,669)		106,156,669

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.33%, 10/13/16Ω‡‡	$700,000	699,942
0.43%, 12/08/16Ω‡‡	1,800,000	1,799,451

Total U.S. Treasury Obligations (Cost $2,498,496)		2,499,393

TOTAL INVESTMENTS — 107.2% (Cost $1,387,456,835)		1,416,039,585

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (4.8)%
Australia — (0.4)%
ALS, Ltd.	(79,394)	(364,973)
Alumina, Ltd.	(1,711,668)	(1,927,087)
AMP, Ltd.	(31,840)	(129,442)
Oil Search, Ltd.	(27,620)	(152,118)
Platinum Asset Management, Ltd.	(147,786)	(571,891)
REA Group, Ltd.	(16,829)	(731,978)
SEEK, Ltd.	(105,662)	(1,266,682)
Transurban Group	(35,716)	(312,134)

		(5,456,305)

Austria — 0.0%
ams AG	(11,210)	(364,246)

Belgium — 0.0%
Telenet Group Holding NV*	(4,294)	(224,312)

Finland — 0.0%
Wartsila OYJ Abp	(3,380)	(152,164)

France — (0.7)%
Aeroports de Paris	(1,185)	(117,584)
Bollore SA	(381,426)	(1,327,831)
Edenred	(146,604)	(3,425,811)
Electricite de France SA	(71,080)	(865,205)
Groupe Eurotunnel SE	(97,937)	(1,060,898)
Hermes International	(229)	(93,229)
SFR Group SA	(8,949)	(263,599)
Vallourec SA*	(181,795)	(815,785)
Zodiac Aerospace	(67,510)	(1,643,039)

		(9,612,981)

Germany — (0.1)%
Bilfinger SE*	(4,521)	(149,034)
Deutsche Bank AG*	(22,434)	(292,389)
Fraport AG Frankfurt Airport Services Worldwide	(9,970)	(545,662)
MAN SE	(913)	(96,297)
RWE AG*	(10,602)	(183,093)
Telefonica Deutschland Holding AG	(32,621)	(131,526)
Zalando SE 144A*	(3,790)	(158,352)

		(1,556,353)

Italy — (0.5)%
Atlantia SpA	(19,524)	(495,866)
Azimut Holding SpA*	(32,250)	(474,527)
Banca Generali SpA	(7,006)	(134,476)
Banco Popolare SC	(51,426)	(121,271)
Luxottica Group SpA	(11,035)	(527,069)
Saipem SpA*	(184,786)	(78,290)
Salvatore Ferragamo SpA	(98,292)	(2,494,763)

See Notes to Schedules of Investments.	129

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Unione di Banche Italiane SpA	(594,731)	$(1,370,726)

		(5,696,988)

Japan — (1.1)%
Acom Co., Ltd.*	(110,500)	(520,956)
AEON Financial Service Co., Ltd.	(31,900)	(558,383)
Aisin Seiki Co., Ltd.	(2,600)	(119,116)
ASICS Corporation	(19,600)	(394,907)
Bank of Kyoto, Ltd. (The)	(148,000)	(1,083,335)
Chugoku Electric Power Co., Inc. (The)	(25,700)	(323,160)
Electric Power Development Co., Ltd.	(13,400)	(322,060)
Hokuriku Electric Power Co	(10,000)	(121,860)
Japan Display Inc.*	(102,400)	(160,411)
Japan Post Holdings Co., Ltd.	(5,400)	(67,885)
Kakaku.com, Inc.	(6,000)	(108,647)
Keikyu Corporation	(33,000)	(344,338)
Kyushu Electric Power Co., Inc.	(211,300)	(1,983,312)
Mitsubishi Logistics Corporation	(11,000)	(159,089)
Nagoya Railroad Co., Ltd.	(28,000)	(152,366)
NGK Spark Plug Co., Ltd.	(46,000)	(812,835)
Nippon Paint Holdings Co., Ltd.	(28,500)	(953,690)
Odakyu Electric Railway Co., Ltd.	(7,000)	(155,870)
Rakuten, Inc.	(27,200)	(355,050)
Ricoh Co., Ltd.	(95,800)	(866,934)
Rinnai Corporation	(2,300)	(214,116)
Seven Bank, Ltd.	(79,900)	(255,911)
Shikoku Electric Power Co., Inc.	(97,700)	(966,159)
Sony Financial Holdings, Inc.	(82,600)	(1,137,544)
Stanley Electric Co., Ltd.	(6,900)	(186,561)
Taiyo Nippon Sanso Corporation	(16,100)	(167,985)
Toyota Industries Corporation	(14,300)	(663,758)
Yakult Honsha Co., Ltd.	(5,400)	(244,062)
Yamaha Motor Co., Ltd.	(21,100)	(426,290)

		(13,826,590)

Luxembourg — (0.3)%
ArcelorMittal*	(41,654)	(254,022)
Eurofins Scientific SE	(1,052)	(477,902)
Millicom International Cellular SA SDR	(18,885)	(978,458)
SES SA	(7,964)	(195,556)
Tenaris SA	(141,610)	(2,017,000)

		(3,922,938)

Netherlands — (0.5)%
Aegon NV	(191,839)	(731,759)
Altice NV Class A*	(122,881)	(2,200,753)
OCI NV*	(35,649)	(525,397)
Qiagen NV*	(37,086)	(1,022,585)
SBM Offshore NV	(158,064)	(2,244,564)

		(6,725,058)

Norway — (0.2)%
Schibsted ASA Class A	(58,353)	(1,718,414)
Schibsted ASA, B Shares	(34,862)	(935,394)

		(2,653,808)

Spain — (0.3)%
Abertis Infraestructuras SA	(49,097)	(764,908)
Aena SA 144A	(482)	(71,148)
Atresmedia Corporation de Medios de Comunicacion SA	(30,787)	(337,660)
Banco Popular Espanol SA	(666,147)	(824,471)
CaixaBank SA	(172,108)	(434,921)
Cellnex Telecom SAU 144A	(59,145)	(1,070,337)
Zardoya Otis SA	(89,245)	(858,659)

		(4,362,104)

Sweden — 0.0%
Alfa Laval AB	(10,047)	(157,516)
Tele2 AB, B Shares	(11,201)	(96,688)

		(254,204)

Switzerland — (0.2)%
Barry Callebaut AG*	(96)	(127,763)
Cie Financiere Richemont SA	(3,644)	(222,239)
Credit Suisse Group AG*	(113,126)	(1,486,773)
Dufry AG*	(2,676)	(335,493)
Julius Baer Group, Ltd.*	(9,532)	(388,543)

		(2,560,811)

United Kingdom — (0.5)%
AA PLC	(21,923)	(83,643)
Admiral Group PLC	(3,878)	(102,926)
Aggreko PLC	(5,242)	(64,626)
Antofagasta PLC	(237,609)	(1,609,536)
BTG PLC*	(73,821)	(606,371)
Drax Group PLC	(40,156)	(158,906)
Hargreaves Lansdown PLC	(93,972)	(1,547,359)
Hikma Pharmaceuticals PLC	(9,480)	(247,633)
Legal & General Group PLC	(24,617)	(69,765)
Pennon Group PLC	(21,631)	(250,096)
Prudential PLC	(3,793)	(67,237)
Serco Group PLC*	(363,389)	(615,015)
St. James’s Place PLC	(25,601)	(314,252)
Standard Life PLC	(36,562)	(162,878)
Tesco PLC*	(319,296)	(756,234)
United Utilities Group PLC	(5,427)	(70,489)

		(6,726,966)

Total Foreign Common Stocks Sold Short (Proceeds $(65,671,178))		(64,095,828)

FOREIGN PREFERRED STOCKS SOLD SHORT — (0.1)%
Germany — (0.1)%
Volkswagen AG 0.14%, 06/23/16 (Proceeds $(1,280,747))	(9,995)	(1,316,672)

Liabilities in Excess of Other
Assets — (2.3)%		(30,226,215)

NET ASSETS — 100.0%		$1,320,400,870

130	See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2016:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Spain Index	12/21/16	GSC	USD	(584,515)	$6,644	$—	$6,644
MSCI Sweden Index	09/21/19	GSC	USD	34,868,977	(89,448)	—	(89,448)

Total Swap agreements outstanding at September 30, 2016					$(82,804)	$—	$(82,804)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$24,787,943	$—	$24,787,943	$—
Austria	5,556,368	—	5,556,368	—
Belgium	4,256,189	—	4,256,189	—
Bermuda	5,446,148	3,285,062	2,161,086	—
Brazil	3,018,774	3,018,774	—	—
Canada	10,276,628	10,276,628	—	—
China	60,243,998	39,545,382	20,698,616	—
Colombia	99,864	99,864	—	—
Czech Republic	294,763	—	294,763	—
Denmark	25,764,207	—	25,764,207	—
Finland	3,707,055	—	3,707,055	—
France	114,900,278	—	114,900,278	—
Germany	105,514,913	228,184	105,286,729	—
Hong Kong	36,520,068	—	36,520,068	—
India	7,728,622	—	7,728,622	—
Ireland	9,259,193	—	9,259,193	—
Italy	31,090,878	—	31,090,878	—
Japan	218,788,509	—	218,788,509	—
Jersey	14,012,766	—	14,012,766	—
Luxembourg	910,086	—	910,086	—
Netherlands	92,791,844	20,443,775	72,348,069	—
New Zealand	452,945	—	452,945	—
Nigeria	—	—	—	—
Norway	5,184,332	—	5,184,332	—
Portugal	1,813,204	—	1,813,204	—
Singapore	35,008,376	—	35,008,376	—
South Korea	16,648,238	—	16,648,238	—
Spain	67,016,213	—	67,016,213	—
Sweden	50,222,266	—	50,222,266	—
Switzerland	127,587,592	1,832,314	125,755,278	—
Taiwan	14,916,979	12,553,800	2,363,179	—
Thailand	3,458,103	2,633,646	824,457	—
Turkey	2	—	2	—
United Kingdom	198,787,180	9,660,242	189,126,938	—
United States of America	11,009,369	11,009,369	—	—
Foreign Preferred Stocks:
Germany	309,630	—	309,630	—
Money Market Funds	106,156,669	106,156,669	—	—
U.S. Treasury Obligations	2,499,393	—	2,499,393	—

Total Assets — Investments in Securities	$1,416,039,585	$220,743,709	$1,195,295,876	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$819,544	$—	$819,544	$—

Total Assets — Other Financial Instruments	$819,544	$—	$819,544	$—

See Notes to Schedules of Investments.	131

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(5,456,305)	$—	$(5,456,305)	$—
Austria	(364,246)	—	(364,246)	—
Belgium	(224,312)	—	(224,312)	—
Finland	(152,164)	—	(152,164)	—
France	(9,612,981)	—	(9,612,981)	—
Germany	(1,556,353)	—	(1,556,353)	—
Italy	(5,696,988)	—	(5,696,988)	—
Japan	(13,826,590)	—	(13,826,590)	—
Luxembourg	(3,922,938)	—	(3,922,938)	—
Netherlands	(6,725,058)	—	(6,725,058)	—
Norway	(2,653,808)	—	(2,653,808)	—
Spain	(4,362,104)	—	(4,362,104)	—
Sweden	(254,204)	—	(254,204)	—
Switzerland	(2,560,811)	—	(2,560,811)	—
United Kingdom	(6,726,966)	—	(6,726,966)	—
Foreign Preferred Stocks Sold Short:
Germany	(1,316,672)	—	(1,316,672)	—

Total Liabilities — Investments in Securities	$(65,412,500)	$—	$(65,412,500)	$—

Other Financial Instruments***
Futures Contracts	$(434,375)	$(434,375)	$—	$—
Swap Agreements	(82,804)	—	—	(82,804)

Total Liabilities — Other Financial Instruments	$(517,179)	$(434,375)	$—	$(82,804)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2016 is $9,012,560.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2016 is $9,008,590.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2016.

132	See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 87.9%
Argentina — 0.2%
Banco Macro SA ADR	8,775	$686,644

Bermuda — 1.2%
Credicorp, Ltd.	21,287	3,240,307
GOME Electrical Appliances Holdings, Ltd.Δ	690,000	85,117
Kosmos Energy, Ltd.*	81,500	522,415
Nine Dragons Paper Holdings, Ltd.	294,000	277,224

		4,125,063

Brazil — 4.5%
AES Tiete Energia SA	32,400	162,092
Banco Bradesco SA ADR	205,079	1,860,067
Banco Santander Brasil SA ADRΔ	15,649	104,848
BM&FBovespa SA	139,800	726,479
BR Malls Participacoes SA*	7,900	30,073
BRF SA	5,412	92,492
BTG Pactual Group	89,300	388,267
Cia de Saneamento Basico do Estado de Sao Paulo ADR	66,096	612,049
Cielo SA	41,000	411,998
CVC Brasil Operadora e Agencia de Viagens SA	42,600	317,389
EDP — Energias do Brasil SA	36,200	159,843
Engie Brasil Energia SA	102,900	1,225,757
Equatorial Energia SA	30,500	478,018
Hypermarcas SA	3,800	32,869
Itau Unibanco Holding SA ADR Class H	227,796	2,492,088
JBS SA	251,200	912,991
Kroton Educacional SA	84,800	388,518
Linx SA	116,528	702,289
Lojas Renner SA	15,000	113,325
M Dias Branco SA	1,900	78,088
Natura Cosmeticos SA	62,300	602,665
Odontoprev SA	210,600	841,196
Porto Seguro SA	1,995	18,397
Qualicorp SA	80,500	473,770
Rumo Logistica Operadora Multimodal SA*	506,810	983,341
Sul America SA	25,700	128,178
TOTVS SA	67,500	641,345
Transmissora Alianca de Energia Eletrica SA	8,700	55,937
Ultrapar Participacoes SA	42,900	949,640
Ultrapar Participacoes SA ADRΔ	8,307	181,840

		16,165,849

British Virgin Islands — 0.1%
Lenta, Ltd. GDR*	48,095	389,570

Canada — 0.5%
First Quantum Minerals, Ltd.	197,299	1,633,193
Platinum Group Metals, Ltd.*	43,200	119,199

		1,752,392

Chile — 0.9%
Aguas Andinas SA Class A	158,991	102,131
Banco de Chile ADR	4,803	323,242
Banco Santander Chile ADRΔ	26,062	539,223
Cencosud SA	204,107	613,105
Embotelladora Andina SA ADR Class BΔ	41,089	928,611
Empresa Nacional de Electricidad SA ADRΔ	5,080	100,787
Empresas COPEC SA	2,459	22,997
Enersis Americas SA ADR	41,190	337,346
Enersis Chile SA ADR	19,629	93,238
Latam Airlines Group SA ADRΔ*	4,318	35,062

		3,095,742

China — 11.8%
58.com, Inc. ADRΔ*	2,939	140,073
Agricultural Bankof China, Ltd. Class H	480,000	207,042
Air China, Ltd. Class H	308,679	208,663
Alibaba Group Holding, Ltd. ADRΔ*	66,592	7,044,768
Anhui Conch Cement Co., Ltd. Class HΔ	924,000	2,553,816
Baidu, Inc. ADR*	9,329	1,698,531
Bank of China, Ltd. Class H	1,738,000	802,615
Bank of Communications Co., Ltd. Class H	558,000	429,185
Beijing Capital International Airport Co., Ltd. Class H	144,000	164,150
Belle International Holdings, Ltd.	938,000	649,452
China Cinda Asset Management Co., Ltd. Class H	1,129,000	402,087
China CITIC Bank Corporation, Ltd. Class H	822,000	549,818
China Communications Services Corporation, Ltd. Class H	918,000	576,204
China Construction Bank Corporation Class H	3,824,000	2,871,971
China Evergrande Group	359,000	245,315
China Galaxy Securities Co., Ltd. Class H	632,000	581,291
China Mengniu Dairy Co., Ltd.	1,088,000	2,036,356
China Petroleum & Chemical Corporation Class H	1,554,000	1,147,256
China Shenhua Energy Co., Ltd. Class H	333,500	659,156
China Telecom Corporation, Ltd. Class H	226,000	115,297
China Vanke Co., Ltd. Class H	97,700	255,422
Chongqing Rural Commercial Bank Co., Ltd. Class H	781,000	484,350
Country Garden Holdings Co., Ltd.	209,000	111,050
Ctrip.com International, Ltd. ADRΔ*	12,870	599,356
Dongfeng Motor Group Co., Ltd. Class H	43,545	43,913
Fuyao Glass Industry Group Co., Ltd. Class H 144A	266,800	733,778
Geely Automobile Holdings, Ltd.	1,175,000	1,058,030
Great Wall Motor Co., Ltd. Class H	1,326,500	1,304,419
Industrial & Commercial Bankof China, Ltd. Class H	3,202,000	2,032,216
JD.com, Inc. ADRΔ*	26,152	682,306
Longfor Properties Co., Ltd.	55,500	85,738
NetEase, Inc. ADR	3,057	736,064

See Notes to Schedules of Investments.	133

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
New Oriental Education & Technology Group, Inc. ADR*	5,104	$236,621
People’s Insurance Co. Group of China, Ltd. (The) Class H	2,508,000	1,032,925
PetroChina Co., Ltd. Class H	146,000	96,777
PICC Property & Casualty Co., Ltd. Class H	116,000	194,482
Qinhuangdao Port Co., Ltd. Class H	550,000	135,201
Sinopec Engineering Group Co., Ltd. Class H	221,000	191,476
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,428,000	725,175
Sinopharm Group Co., Ltd. Class H	13,788	66,780
Sinotrans, Ltd. Class H	878,000	429,017
Tencent Holdings, Ltd.	144,400	4,014,614
Tingyi Cayman Islands Holding CorporationΔ	1,980,000	2,303,492
TravelSky Technology, Ltd. Class H	41,000	97,859
Vipshop Holdings, Ltd. ADRΔ*	15,338	225,008
Weichai Power Co., Ltd. Class H	362,000	488,437
Zijin Mining Group Co., Ltd. Class H	1,516,000	485,787

		41,933,339

Colombia — 0.3%
Bancolombia SA	76,606	692,904
Bancolombia SA ADRΔ	10,824	422,569

		1,115,473

Cyprus — 0.0%
Global Ports Investments PLC GDR*	49,037	141,472
QIWI PLC ADR	3,649	53,421

		194,893

Egypt — 0.3%
Arabian Food Industries Co. DOMTY GDR*	17,026	40,607
Edita Food Industries SAE	315,401	339,910
Edita Food Industries SAE GDR	15,770	84,977
ElSewedy Electric Co.	82,700	477,288

		942,782

Hong Kong — 6.2%
AIA Group, Ltd.	889,958	5,984,740
ASM Pacific Technology, Ltd.Δ	37,200	307,918
China Everbright International, Ltd.	64,000	76,730
China Merchants Holdings International Co., Ltd.	30,000	80,474
China Mobile, Ltd.	543,000	6,670,412
China Overseas Land & Investment, Ltd.	1,340,000	4,606,914
China Resources Land, Ltd.	204,000	575,159
CNOOC, Ltd.	993,000	1,252,683
CSPC Pharmaceutical Group, Ltd.	27,255	27,364
Far East Horizon, Ltd.	19,815	18,850
Sino Biopharmaceutical, Ltd.	173,000	117,023
WH Group, Ltd. 144A	3,112,500	2,515,656

		22,233,923

Hungary — 0.4%
OTP Bank PLC	52,327	1,374,721

India — 8.1%
Aurobindo Pharma, Ltd.	8,225	105,886
Axis Bank, Ltd.	607,273	4,952,847
Bharat Petroleum Corporation, Ltd.	94,772	873,158
Dabur India, Ltd.	244,225	996,375
Divi’s Laboratories, Ltd.	21,964	426,707
Dr. Reddy’s Laboratories, Ltd.	8,779	409,654
Eicher Motors, Ltd.	173	64,657
GAIL India, Ltd.	19,224	108,434
Godrej Consumer Products, Ltd.	4,211	100,513
HCL Technologies, Ltd.	29,154	350,757
HDFC Bank, Ltd.+	55,988	1,236,142
Hero MotoCorp, Ltd.	28,273	1,452,632
Hindalco Industries, Ltd.	204,499	470,621
Hindustan Unilever, Ltd.	8,360	109,071
Housing Development Finance Corporation, Ltd.	14,437	302,816
Indiabulls Housing Finance, Ltd.	14,073	175,299
Infosys, Ltd.	128,543	1,999,131
Infosys, Ltd. ADRΔ	160,246	2,528,682
Kotak Mahindra Bank, Ltd.	420,381	4,915,552
Marico, Ltd.	158,278	655,779
Nestle India, Ltd.	581	56,189
NTPC, Ltd.	31,287	69,660
Oil & Natural Gas Corporation, Ltd.	157,268	608,243
Power Finance Corporation, Ltd.	368,464	667,610
Tata Consultancy Services, Ltd.	117,445	4,292,037
Tata Motors, Ltd. ADR	12,176	486,797
Tata Steel, Ltd.	5,528	31,155
Tech Mahindra, Ltd.	34,029	215,122
Wipro, Ltd.	19,919	143,391

		28,804,917

Indonesia — 1.3%
PT Adaro Energy Tbk	1,441,800	133,794
PT Bank Central Asia Tbk	532,800	642,647
PT Bank Mandiri Persero Tbk	94,900	81,882
PT Bank Negara Indonesia Persero Tbk	737,100	314,442
PT Bank Rakyat Indonesia Persero Tbk	359,400	337,239
PT Indofood CBP Sukses Makmur Tbk	197,100	143,463
PT Indofood Sukses Makmur Tbk	729,935	488,170
PT Kalbe Farma Tbk	541,700	71,373
PT Matahari Department Store Tbk	263,383	373,986
PT Semen Indonesia Persero Tbk	336,700	261,549
PT Telekomunikasi Indonesia Persero Tbk	1,627,400	541,904
PT Telekomunikasi Indonesia Persero Tbk ADRΔ	5,296	349,960
PT Unilever Indonesia Tbk	38,600	131,966

134	See Notes to Schedules of Investments.

	Shares	Value
PT United Tractors Tbk	483,369	$658,554

		4,530,929

Isle of Man (U.K.) — 0.0%
New Europe Property Investments PLC	15,777	178,781

Jersey — 0.0%
West China Cement, Ltd.*	1,414,000	138,845

Kenya — 0.5%
Equity Group Holdings, Ltd.	3,054,447	927,189
Safaricom, Ltd.	3,933,800	774,722

		1,701,911

Luxembourg — 0.2%
Ternium SA ADR	40,719	799,314

Malaysia — 1.4%
AirAsia Bhd	1,941,000	1,311,646
AMMB Holdings Bhd	6,813	6,743
Axiata Group Bhd	118,345	149,387
Hong Leong Bank Bhd	25,900	82,315
IHH Healthcare Bhd	78,661	120,402
IJM Corporation Bhd	22,600	17,544
Kuala Lumpur Kepong Bhd	6,700	38,910
Malayan Banking Bhd	198,600	360,484
MISC Bhd	73,067	133,395
Petronas Chemicals Group Bhd	202,600	325,786
Petronas Dagangan Bhd	1,000	5,682
Petronas Gas Bhd	7,800	41,276
PPB Group Bhd	6,600	25,855
Public Bank Bhd	161,100	772,096
Tenaga Nasional Bhd	211,900	732,722
Westports Holdings Bhd	787,100	836,235
YTL Corporation Bhd	291,200	126,042

		5,086,520

Mexico — 3.2%
America Movil SAB de CV ADR Class LΔ	88,060	1,007,406
America Movil SAB de CV, Series L	1,988,603	1,134,308
Arca Continental SAB de CV	13,588	80,870
Cemex SAB de CV ADR*	21,592	171,441
Fibra Uno Administracion SA de CV REIT	181,600	332,017
Gentera SAB de CV	25,400	45,888
Gruma SAB de CV Class B	52,505	688,829
Grupo Bimbo SAB de CV Series A	15,300	40,480
Grupo Financiero Banorte SAB de CV Class O	613,487	3,220,611
Grupo Financiero Inbursa SAB de CV Class OΔ	432,000	681,762
Grupo Lala SAB de CV	103,400	197,310
Grupo Mexico SAB de CV Series B	310,900	760,344
Industrias Penoles SAB de CV	30,060	719,341
Kimberly-Clark de Mexico SAB de CV Class A	286,100	647,164
Megacable Holdings SAB de CV	279,200	1,072,320
OHL Mexico SAB de CV*	95,951	127,326
Telesites SAB de CVΔ*	464,916	262,553
Wal-Mart de Mexico SAB de CV	73,982	161,969

		11,351,939

Morocco & Antilles — 0.2%
Attijariwafa Bank	15,889	580,740
Nigeria — 0.5%
FCMB Group PLC	12,000,000	40,762
Guaranty Trust Bank PLC	17,349,626	1,326,029
Nestle Nigeria PLC	147,659	387,086
United Bank for Africa PLC	1,439,105	19,188

		1,773,065

Philippines — 1.5%
Ayala Corporation	5,520	97,802
Bank of the Philippine Islands	472,143	1,022,270
BDO Unibank, Inc.	33,230	75,372
Globe Telecom, Inc.	8,360	352,954
JG Summit Holdings, Inc.	171,460	263,988
Jollibee Foods Corporation	10,680	54,452
Metro Pacific Investments Corporation	859,000	125,896
PLDT, Inc.	590	20,868
Universal Robina Corporation	887,910	3,267,692

		5,281,294

Poland — 0.8%
Alior Bank SA*	57,716	700,877
Energa SA	307	603
Eurocash SA	98,865	1,099,581
KGHM Polska Miedz SA	13,056	254,392
PGE Polska Grupa Energetyczna SA	61,883	164,405
Polskie Gornictwo Naftowe i Gazownictwo SA	413,647	546,648
Tauron Polska Energia SA*	127,827	86,979

		2,853,485

Portugal — 0.7%
Jeronimo Martins SGPS SA	137,850	2,389,174

Russia — 3.7%
Gazprom PJSC ADR	227,852	963,814
Lukoil PJSC ADR	16,109	784,992
Mobile Telesystems PJSC ADR	35,574	271,430
Novatek OJSC GDR	46,151	5,089,785
Rosneft PJSC GDR	27,856	154,601
Sberbank of Russia PJSC ADR	402,289	3,789,562
Severstal PJSC GDR	45,769	546,866
Sistema JSFC GDR	80,022	593,763
Surgutneftegas OJSC ADR	42,924	207,752
Tatneft PJSC ADR	27,728	855,686

		13,258,251

South Africa — 6.6%
African Bank Investments, Ltd.+*	642,081	—
Anglo American Platinum, Ltd.*	42,886	1,206,527
AngloGold Ashanti, Ltd. ADR*	10,151	161,604
Aspen Pharmacare Holdings, Ltd.	127,085	2,870,139
Barclays Africa Group, Ltd.	17,355	191,610
Barloworld, Ltd.	2,494	15,103
Bid Corporation, Ltd.	160,313	3,030,133
Bidvest Group, Ltd. (The)	155,279	1,830,903
Discovery, Ltd.Δ	75,887	625,558

See Notes to Schedules of Investments.	135

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Exxaro Resources, Ltd.Δ	46,022	$282,928
Gold Fields, Ltd. ADR	137,138	665,119
Growthpoint Properties, Ltd. REIT	170,095	313,380
Hyprop Investments, Ltd. REIT	10,764	94,955
Impala Platinum Holdings, Ltd.*	118,770	600,150
Imperial Holdings, Ltd.	34,562	422,019
Investec, Ltd.	91,551	561,970
Liberty Holdings, Ltd.	4,200	35,690
Mondi, Ltd.	2,804	58,918
Mr Price Group, Ltd.	20,232	223,814
Naspers, Ltd. N Shares	37,474	6,485,735
Pick n Pay Stores, Ltd.	219,537	1,100,886
Redefine Properties, Ltd. REIT	190,199	158,697
Remgro, Ltd.	16,075	268,996
Resilient, Ltd. REIT	12,543	104,941
Sasol, Ltd.	1,827	49,915
SPAR Group, Ltd. (The)	21,908	306,880
Standard Bank Group, Ltd.	96,075	987,205
Telkom SA SOC, Ltd.	131,901	581,564
Tiger Brands, Ltd.	11,768	326,287
Woolworths Holdings, Ltd.	25,639	144,761

		23,706,387

South Korea — 12.3%
AMOREPACIFIC Group	668	100,926
Daelim Industrial Co., Ltd.	900	68,154
DGB Financial Group, Inc.	2,199	18,107
Dongbu Insurance Co., Ltd.	1,683	104,632
Doosan Heavy Industries & Construction Co., Ltd.	10,220	241,850
E-MART, Inc.	4,596	659,447
Hana Financial Group, Inc.	16,449	418,773
Hanwha Chemical Corporation	50,051	1,108,676
Hanwha Corporation	31,301	1,002,032
Hanwha Life Insurance Co., Ltd.	50,021	262,302
Hyundai Department Store Co., Ltd.	230	24,853
Hyundai Development Co-Engineering & Construction	10,151	475,833
Hyundai Engineering & Construction Co., Ltd.	12,484	449,266
Hyundai Glovis Co., Ltd.	425	70,188
Hyundai Marine & Fire Insurance Co., Ltd.	6,081	200,760
Hyundai Mobis Co., Ltd.	3,492	876,339
KB Financial Group, Inc.	5,913	203,378
Kia Motors Corporation	23,456	901,223
KIWOOM Securities Co., Ltd.	7,364	481,316
Korea Electric Power Corporation	17,893	876,510
Korea Zinc Co., Ltd.	877	384,803
Korean Air Lines Co., Ltd.*	878	27,960
KT Corporation ADR	8,277	132,846
LG Chem, Ltd.	2,737	605,349
LG Corporation	6,845	404,509
LG Innotek Co., Ltd.	496	35,464
LG Uplus Corporation	20,696	221,335
Lotte Chemical Corporation	4,528	1,234,298
NAVER Corporation	2,635	2,121,342
POSCO	1,563	323,961
Posco Daewoo Corporation	30,667	689,339
Samsung Electronics Co., Ltd.	9,488	13,821,762
Samsung Fire & Marine Insurance Co., Ltd.	24,766	6,307,949
Samsung SDI Co., Ltd.	6,737	591,754
Shinhan Financial Group Co., Ltd.	119,466	4,375,401
Shinsegae Co., Ltd.	1,856	307,040
SK Hynix, Inc.	31,784	1,166,789
SK Innovation Co., Ltd.	9,819	1,454,853
SK Networks Co., Ltd.	49,414	302,140
SK Telecom Co., Ltd.	3,219	660,026
Woori Bank	9,468	98,412

		43,811,897

Switzerland — 1.3%
Cie Financiere Richemont SA	47,302	2,884,835
Coca-Cola HBC AG*	77,797	1,807,336

		4,692,171

Taiwan — 9.3%
Acer, Inc.*	184,000	85,817
Casetek Holdings, Ltd.	15,000	54,917
Cathay Financial Holding Co., Ltd.	197,000	253,296
China Airlines, Ltd.	591,000	176,556
China Life Insurance Co., Ltd.	1,005,820	923,991
Chunghwa Telecom Co., Ltd.	12,000	42,321
Compal Electronics, Inc.	1,082,000	669,915
CTBC Financial Holding Co., Ltd.	1,206,642	703,352
E.Sun Financial Holding Co., Ltd.	220,000	125,715
Eva Airways Corporation	54,880	25,079
Feng TAY Enterprise Co., Ltd.	79,480	353,657
First Financial Holding Co., Ltd.	423,225	225,391
Formosa Petrochemical Corporation	18,000	54,265
Foxconn Technology Co., Ltd.	94,152	277,620
Fubon Financial Holding Co., Ltd.	741,000	1,101,056
Hon Hai Precision Industry Co., Ltd.	895,778	2,266,912
Innolux Corporation	711,000	241,643
Inotera Memories, Inc.*	83,000	73,256
Inventec Corporation	278,000	228,217
Lite-On Technology Corporation	177,883	257,171
MediaTek, Inc.	419,000	3,217,047
Mega Financial Holding Co, Ltd.	379,000	267,349
Novatek Microelectronics Corporation	114,000	403,929
Pegatron Corporation	12,089	31,286
Pou Chen Corporation	764,000	1,079,505
Powertech Technology, Inc.	548,000	1,424,203
President Chain Store Corporation	27,000	215,051
Quanta Computer, Inc.	46,000	96,402
Realtek Semiconductor Corporation	157,000	518,162
Siliconware Precision Industries Co., Ltd.	64,920	97,510
Taiwan Cooperative Financial Holding Co., Ltd.	67,410	29,847
Taiwan Fertilizer Co., Ltd.	189,000	253,768
Taiwan Mobile Co., Ltd.	17,000	61,124

136	See Notes to Schedules of Investments.

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	1,838,000	$10,804,028
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	171,085	5,233,490
Teco Electric and Machinery Co., Ltd.	76,000	65,745
Uni-President Enterprises Corporation	248,000	466,615
United Microelectronics Corporation	169,000	62,406
Wistron Corporation	772,200	575,953
Zhen Ding Technology Holding, Ltd.	328	724

		33,044,291

Thailand — 4.3%
Bangkok Bank PCL NVDR	33,500	157,705
Bangkok Dusit Medical Services PCL Class FΔ	3,969,700	2,497,531
Central Pattana PCLΔ	2,381,800	4,004,036
Charoen Pokphand Foods PCL NVDR	1,165,300	1,071,188
CP ALL PCL	1,719,500	3,051,926
Home Product Center PCL NVDR	377,800	109,347
Kasikornbank PCL NVDR	67,131	364,504
Krung Thai Bank PCL NVDR	128,935	65,722
PTT Exploration & Production PCL NVDRΔ	292,600	688,313
PTT Global Chemical PCL NVDR	257,454	438,802
Robinson Department Store PCL	416,700	730,578
Siam Cement PCL (The) NVDR	3,170	47,335
Siam Commercial Bank PCL NVDR	4,700	20,170
Thai Oil PCL NVDR	387,262	767,835
Thai Union Group PCL NVDR	2,103,200	1,302,078

		15,317,070

Turkey — 2.0%
Akbank TAS	55,117	147,655
Arcelik AS	92,250	649,240
BIM Birlesik Magazalar AS	7,783	129,828
Coca-Cola Icecek AS	46,316	563,651
Eregli Demir ve Celik Fabrikalari TAS	375,521	516,789
Petkim Petrokimya Holding AS	53,532	81,151
Tupras Turkiye Petrol Rafinerileri AS	1,712	32,419
Türkiye Garanti Bankasi AS	1,219,153	3,230,532
Türkiye Halk Bankasi AS	33,944	103,156
Ulker Biskuvi Sanayi AS	114,163	813,689
Yapi ve Kredi Bankasi AS*	631,331	771,836

		7,039,946

United Kingdom — 2.5%
Anglo American PLC*	213,481	2,664,406
Hikma Pharmaceuticals PLC	40,221	1,050,636
Liberty Global PLC LiLAC Class A*	54,343	1,499,323
Liberty Global PLC LiLAC Class C*	62,533	1,754,051
Tullow Oil PLCΔ*	598,394	1,965,528

		8,933,944

United States of America — 1.1%
Cognizant Technology Solutions Corporation Class A*	65,400	3,120,234
FirstCash, Inc.	16,500	776,820
PriceSmart, Inc.	1,300	108,888
Southern Copper Corporation	4,037	106,173

		4,112,115

Total Foreign Common Stocks (Cost $315,649,331)		313,397,377

FOREIGN PREFERRED STOCKS — 2.7%
Brazil — 1.6%
Braskem SA Class A
1.26%, 04/07/16	117,700	907,681
BTG Pactual Group
1.16%, 09/13/16+	82,964	85,970
Centrais Eletricas Brasileiras SA Class B
0.10%, 05/04/15*	76,300	563,543
Cia Brasileira de Distribuicao ADR
0.13%, 04/28/16Δ	21,218	347,763
Cia Brasileira de Distribuicao
0.11%, 04/28/16	54,600	897,534
Itau Unibanco Holding SA
0.48%, 09/01/16	53,370	586,682
Itausa-Investimentos Itau SA
0.71%, 09/01/16	583,832	1,504,393
Petroleo Brasileiro SA
1.00%, 4/03/14*	179,000	754,055
Vale SA
0.98%, 10/16/15	54,500	259,249

		5,906,870

Chile — 0.0%
Embotelladora Andina SA Class A
2.16%, 10/24/16	16,611	58,096
Embotelladora Andina SA Class B
0.72%, 10/24/16	1,770	6,779

		64,875

South Korea — 1.1%
Samsung Electronics Co., Ltd.
1.59%, 06/29/16	2,991	3,513,830
Samsung Fire & Marine Insurance Co., Ltd.
2.92%, 12/29/15	1,557	259,260

		3,773,090

Total Foreign Preferred Stocks (Cost $10,084,878)		9,744,835

MONEY MARKET FUNDS — 6.7%
GuideStone Money Market Fund (Investor Class)¥	12,777,901	12,777,901
Northern Institutional Liquid Assets Portfolio§	11,118,417	11,118,417

Total Money Market Funds (Cost $23,896,318)		23,896,318

See Notes to Schedules of Investments.	137

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $1,298,969)	$1,300,000	$1,299,604

TOTAL INVESTMENTS — 97.7% (Cost $350,929,496)		348,338,134
Other Assets in Excess of Liabilities —		8,188,546

NET ASSETS — 100.0%		$356,526,680

Swap agreements outstanding at September 30, 2016:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Brazil Index	09/23/18	GSC	BRL	1,331,194	$405	$—	$405
MSCI South Africa Index	09/23/18	GSC	ZAR	20,426,112	(18,291)	—	(18,291)
MSCI Poland Index	10/15/18	GSC	PLN	1,912,136	341	—	341

Total Swap agreements outstanding at September 30, 2016					$(17,545)	$—	$(17,545)

138	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$686,644	$686,644	$—	$—
Bermuda	4,125,063	3,762,722	362,341	—
Brazil	16,165,849	16,165,849	—	—
British Virgin Islands	389,570	389,570	—	—
Canada	1,752,392	1,752,392	—	—
Chile	3,095,742	3,095,742	—	—
China	41,933,339	11,362,727	30,570,612	—
Colombia	1,115,473	1,115,473	—	—
Cyprus	194,893	194,893	—	—
Egypt	942,782	465,494	477,288	—
Hong Kong	22,233,923	—	22,233,923	—
Hungary	1,374,721	—	1,374,721	—
India	28,804,917	3,015,479	24,553,296	1,236,142
Indonesia	4,530,929	349,960	4,180,969	—
Isle of Man (U.K.)	178,781	178,781	—	—
Jersey	138,845	—	138,845	—
Kenya	1,701,911	1,701,911	—	—
Luxembourg	799,314	799,314	—	—
Malaysia	5,086,520	2,216,126	2,870,394	—
Mexico	11,351,939	11,351,939	—	—
Morocco & Antilles	580,740	580,740	—	—
Nigeria	1,773,065	59,950	1,713,115	—
Philippines	5,281,294	1,022,270	4,259,024	—
Poland	2,853,485	—	2,853,485	—
Portugal	2,389,174	—	2,389,174	—
Russia	13,258,251	8,506,683	4,751,568	—
South Africa	23,706,387	1,169,293	22,537,094	—
South Korea	43,811,897	168,310	43,643,587	—
Switzerland	4,692,171	—	4,692,171	—
Taiwan	33,044,291	5,233,490	27,810,801	—
Thailand	15,317,070	10,304,242	5,012,828	—
Turkey	7,039,946	—	7,039,946	—
United Kingdom	8,933,944	3,253,374	5,680,570	—
United States of America	4,112,115	4,112,115	—	—
Foreign Preferred Stocks:
Brazil	5,906,870	5,820,900	—	85,970
Chile	64,875	64,875	—	—
South Korea	3,773,090	—	3,773,090	—
Money Market Funds	23,896,318	23,896,318	—	—
U.S. Treasury Obligation	1,299,604	—	1,299,604	—

Total Assets — Investments in Securities	$348,338,134	$122,797,576	$224,218,446	$1,322,112

Other Financial Instruments***
Forward Foreign Currency Contracts	$591,177	$—	$591,177	$—

Total Assets — Other Financial Instruments	$591,177	$—	$591,177	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(176,119)	$(176,119)	$—	$—
Swap Agreements	(17,545)	—	—	(17,545)

Total Liabilities — Other Financial Instruments	$(193,664)	$(176,119)	$—	$(17,545)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2016 is $7,427,862.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2016 is $3,780,063.

See Notes to Schedules of Investments.	139

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

The unobservable inputs used in the fair value measurement of the reporting entity’s foreign common stocks, foreign preferred stocks and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Foreign Common Stocks	Foreign Preferred Stocks	Swap Agreements
Balance, 12/31/15	$(18,979)	$—	$—	$(18,979)
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	105,074	—	—	105,074
Change in unrealized appreciation (depreciation)	139,786	86,931	(5,253)	58,108
Purchases	14,800,757	1,149,211	91,223	13,560,323
Sales	(13,722,071)	—	—	(13,722,071)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 09/30/16	$1,304,567	$1,236,142	$85,970	$(17,545)

140	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 95.0%
U.S. Treasury Inflationary Index Bonds
1.38%, 07/15/18	$1,995,000	$2,321,497
0.13%, 04/15/19	25,275,000	26,408,369
1.38%, 01/15/20	5,560,000	6,573,170
0.13%, 04/15/20	12,270,000	12,859,305
1.25%, 07/15/20	5,480,000	6,464,234
1.13%, 01/15/21	12,085,000	14,159,003
0.13%, 04/15/21	8,055,000	8,355,249
0.63%, 07/15/21	12,975,000	14,557,877
0.13%, 01/15/22	6,874,200	7,465,979
0.13%, 07/15/22	4,945,000	5,302,689
0.13%, 01/15/23	15,419,000	16,342,974
0.38%, 07/15/23	16,440,000	17,632,382
0.63%, 01/15/24	21,231,000	22,991,927
0.13%, 07/15/24	8,602,000	8,853,163
0.25%, 01/15/25‡‡	11,085,000	11,478,960
2.38%, 01/15/25	5,905,200	8,990,225
0.38%, 07/15/25	2,300,000	2,411,860
0.63%, 01/15/26	7,100,000	7,567,086
2.00%, 01/15/26	4,675,000	6,663,470
0.13%, 07/15/26	11,860,000	12,044,518
2.38%, 01/15/27	4,275,000	6,262,034
1.75%, 01/15/28	6,830,000	9,192,071
3.63%, 04/15/28	3,300,000	6,786,626
2.50%, 01/15/29	5,415,000	7,713,731
3.88%, 04/15/29	4,875,000	10,294,509
3.38%, 04/15/32	747,100	1,488,144
2.13%, 02/15/40	2,787,600	4,135,521
2.13%, 02/15/41	7,133,900	10,542,986
0.75%, 02/15/42	7,569,400	8,321,492
0.63%, 02/15/43	10,635,000	11,182,893
1.38%, 02/15/44	4,793,700	5,880,627
0.75%, 02/15/45	1,920,000	2,026,011
1.00%, 02/15/46	270,000	303,453

Total U.S. Treasury Obligations (Cost $293,421,167)		303,574,035

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 2.0%
Germany — 0.7%
Deutsche Bundesrepublik Inflation-Linked Bond
0.10%, 04/15/23(E)	1,680,000	2,141,617

Italy — 0.4%
Italy Buoni Poliennali Del Tesoro
1.25%, 09/15/32 144A(E)	501,000	614,634
2.55%, 09/15/41(E)	415,000	683,898

		1,298,532

New Zealand — 0.9%
New Zealand Government Bond
3.00%, 09/20/30(Z)	1,758,000	1,576,963
2.50%, 09/20/35(Z)	1,431,000	1,190,365

		2,767,328

Total Foreign Government Inflation-Linked Bonds (Cost $5,686,770)		6,207,477

	Number of Contracts
PURCHASED OPTIONS — 0.2%
Put Options — 0.2%
10-Year U.S. Treasury Note, Strike Price $128.50, Expires 11/25/16 (JPM)	218	37,469

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.02, Expires 11/03/16 (BNP)	$5,285,000	12
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 11/03/16 (BNP)	5,285,000	6,578
Switzerland Franc vs. Norwegian Krone, Strike Price $8.00, Expires 02/14/17 (UBS)	29,700	22,632
Switzerland Franc vs. Norwegian Krone, Strike Price $8.20, Expires 02/17/17 (UBS)	29,700	48,257
U.S. Dollar vs. Canadian Dollar, Strike Price $1.32, Expires 11/03/16 (BAR)	6,000,000	57,192
U.S. Dollar vs. Canadian Dollar, Strike Price $1.42, Expires 11/03/16 (BAR)	6,000,000	636
U.S. Dollar vs. Japanese Yen, Strike Price $103.00, Expires 10/20/16 (MLCS)	92,900	32,617
U.S. Dollar vs. Mexican Peso, Strike Price $18.29, Expires 11/03/16 (BAR)	6,000,000	363,576
U.S. Dollar vs. Mexican Peso, Strike Price $19.87, Expires 11/03/16 (BAR)	6,000,000	69,318
United Kingdom Pound vs. U.S. Dollar, Strike Price $126.00, Expires 12/23/16 (HSBC)	24,200	24,359

		662,646

Total Purchased Options (Cost $738,400)		662,646

	Shares
MONEY MARKET FUND — 2.4%
GuideStone Money Market Fund (Investor Class)¥ (Cost $7,775,923)	7,775,923	7,775,923

TOTAL INVESTMENTS — 99.6% (Cost $307,622,260)		318,220,081

See Notes to Schedules of Investments.	141

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
WRITTEN OPTIONS — (0.1)%
Call Option — 0.0%
United Kingdom Pound vs. U.S. Dollar, Strike Price $135.00, Expires 12/23/16 (HSBC)	$(24,200)	$(17,487)

Put Options — (0.1)%
Euro vs. U.S. Dollar, Strike Price $1.06, Expires 11/03/16 (BNP)	(10,570,000)	(1,211)
U.S. Dollar vs. Canadian Dollar, Strike Price $1.37, Expires 11/03/16 (BAR)	(12,000,000)	(17,736)
U.S. Dollar vs. Japanese Yen, Strike Price $104.50, Expires 10/20/16 (MLCS)	(92,900)	(10,284)
U.S. Dollar vs. Mexican Peso, Strike Price $19.00, Expires 11/03/16 (BAR)	(12,000,000)	(386,832)

		(416,063)

Total Written Options (Premiums received $(481,628))		(433,550)

Other Assets in Excess of Liabilities — 0.5%		1,640,689

NET ASSETS — 100.0%		$319,427,220

142	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$6,207,477	$—	$6,207,477	$—
Money Market Fund	7,775,923	7,775,923	—	—
Purchased Options	662,646	37,469	625,177	—
U.S. Treasury Obligations	303,574,035	—	303,574,035	—

Total Assets — Investments in Securities	$318,220,081	$7,813,392	$310,406,689	$—

Other Financial Instruments***
Futures Contracts	$169,267	$169,267	$—	$—

Total Assets — Other Financial Instruments	$169,267	$169,267	$—	$—

Liabilities:
Investments in Securities:
Written Options	$(433,550)	$—	$(433,550)	$—

Total Liabilities — Investments in Securities	$(433,550)	$—	$(433,550)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(34,545)	$—	$(34,545)	$—

Total Liabilities — Other Financial Instruments	$(34,545)	$—	$(34,545)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	143

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Par	Value
CORPORATE BONDS — 8.0%
Ally Financial, Inc.
5.50%, 02/15/17	$650,000	$658,720
4.75%, 09/10/18	650,000	674,375
Cablevision Systems Corporation
7.75%, 04/15/18	350,000	371,000
Cequel Communications Holdings I LLC
6.38%, 09/15/20 144A	350,000	361,812
CIT Group, Inc.
5.25%, 03/15/18	300,000	313,500
6.63%, 04/01/18 144A	1,000,000	1,063,750
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	300,000	298,875
CNH Industrial Capital LLC
3.88%, 07/16/18	500,000	510,000
Covanta Holding Corporation
7.25%, 12/01/20	50,000	51,638
Diamond 1 Finance Corporation
4.42%, 06/15/21 144A	400,000	418,483
DISH DBS Corporation
4.25%, 04/01/18	500,000	515,000
Hertz Corporation
6.75%, 04/15/19	1,200,000	1,227,888
International Lease Finance Corporation
6.25%, 05/15/19	450,000	488,812
MPT Operating Partnership LP REIT
6.38%, 02/15/22	500,000	523,125
NCR Corporation
4.63%, 02/15/21	400,000	405,500
NRG Energy, Inc.
7.63%, 01/15/18	117,000	125,190
Post Holdings, Inc.
6.75%, 12/01/21 144A	675,000	724,781
Reynolds Group Issuer, Inc.
6.88%, 02/15/21	300,000	311,251
Sprint Communications, Inc.
9.00%, 11/15/18 144A	300,000	332,250
Tenet Healthcare Corporation
6.25%, 11/01/18	500,000	536,250
T-Mobile USA, Inc.
6.46%, 04/28/19	1,200,000	1,224,000
United Rentals North America, Inc.
7.63%, 04/15/22	325,000	347,750
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	300,000	282,750
VEREIT Operating Partnership LP REIT
4.13%, 06/01/21	450,000	466,875
West Corporation
4.75%, 07/15/21 144A	500,000	516,250

Total Corporate Bonds (Cost $12,596,136)		12,749,825

FOREIGN BONDS — 1.6%
Bermuda — 0.2%
Viking Cruises, Ltd.
8.50%, 10/15/22 144A	350,000	360,500

Canada — 0.9%
Bombardier, Inc.
7.50%, 03/15/18 144A	700,000	742,000
Telesat Canada
6.00%, 05/15/17 144A	700,000	701,750

		1,443,750

Ireland — 0.5%
Ardagh Packaging Finance PLC
3.85%, 12/15/19 144A†	500,000	508,150
4.07%, 05/15/21 144A†	225,000	228,937

		737,087

Total Foreign Bonds (Cost $2,470,702)		2,541,337

LOAN AGREEMENTS — 85.3%
1011778 BC ULC Term B-2 Loan
3.75%, 12/12/21	514,378	517,753
Abacus Innovations Corporation Term B Loan
3.27%, 08/16/23	420,000	422,100
ABB Con-Cise Optical Group LLC Term B Loan
6.00%-7.50%, 6/15/23	200,000	201,750
ABG Intermediate Holdings 2 LLC Term Loan
0.00%, 05/27/21S	568,153	566,733
Acadia Healthcare Co., Inc. Term B-1 Loan
3.75%, 02/11/22	555,369	558,508
Access CIG LLC Term B Loan
6.00%-7.50%, 10/17/21	694,967	691,492
Aclara Technologies LLC Term B Loan
6.75%, 08/17/23	450,000	448,875
Acosta, Inc. Term B Loan
4.25%, 09/26/21	183,636	174,454
Acrisure LLC Delayed Draw Term B-DD Loan
0.00%, 05/19/22S	211,424	211,821
Acrisure LLC Term B Loan
6.50%, 05/19/22	389,760	390,492
Advanced Disposal Services, Inc. Term B Loan
3.75%, 10/09/19	771,368	771,730
AdvancePierre Foods Holdings, Inc. Term B Loan
4.50%, 06/02/23	383,250	386,124
Advantage Sales & Marketing, Inc. Term B Loan
4.25%, 07/25/21	980,000	967,142

144	See Notes to Schedules of Investments.

	Par	Value
Air Medical Group Holdings, Inc. Term B Loan
4.25%, 04/28/22	$816,613	$808,193
Albany Molecular Research, Inc. Term B Loan
5.75%, 07/16/21	389,018	389,990
Albertsons LLC Term B-4 Loan
4.50%, 08/22/21	592,690	596,999
Albertsons LLC Term B-5 Loan
4.75%, 12/22/22	161,462	162,977
Albertsons LLC Term B-6 Loan
4.75%, 06/22/23	106,667	107,685
Alere, Inc. Term B Loan
4.25%, 06/18/22	299,242	296,708
AlixPartners LLP Term B Loan
4.50%, 07/28/22	990,000	990,742
Allflex Holdings III, Inc. Term B Loan
4.25%, 07/17/20	910,830	906,276
American Builders & Contractors Supply Co., Inc. Term B Loan
0.00%, 09/23/23S	385,000	386,059
American Tire Distributors, Inc. Term B Loan
5.25%, 09/26/21	321,734	317,229
Ancestry.com, Inc. Term B Loan
5.00%, 08/29/22	1,060,230	1,060,898
Anchor Glass Container Corporation Term B Loan
4.25%-4.75%, 7/1/22	373,125	375,147
Aramark Services, Inc. Term F Loan
3.34%, 02/24/21	975,000	980,489
Aretec Group, Inc. Term Exit Loan
8.00%, 11/23/20	255,290	255,290
2.00%-4.50%, 5/23/21	656,652	508,905
Ascena Retail Group, Inc. Term B Loan
5.25%, 08/21/22	562,506	541,800
AssuredPartners, Inc. Term Loan
5.75%, 10/21/22	774,831	777,977
Asurion LLC Term B-1 Loan
5.00%, 05/24/19	641,299	643,172
Asurion LLC Term B-2 Loan
5.00%, 07/08/20	453,962	456,119
Asurion LLC Term Loan
8.50%, 03/03/21	500,000	496,665
Atrium Innovations, Inc. Term B Loan
4.25%, 02/15/21	110,085	108,916
Avago Technologies Cayman Finance Ltd. Term B-1 Loan
3.52%, 02/01/23	944,607	955,366
Avantor Performance Materials Holdings, Inc. Delayed Draw Term DD Loan
0.00%, 06/21/22S	68,204	68,345
Avantor Performance Materials Holdings, Inc. Term Loan
0.00%, 06/21/22S	266,796	267,351
B&G Foods, Inc. Term B Loan
3.84%, 11/02/22	361,447	363,554
B/E Aerospace, Inc. Term B Loan
3.75%-3.85%, 12/16/21	1,120,000	1,131,726
Berry Plastics Group, Inc. Term D Loan
3.50%, 02/08/20	725,564	726,021
BJ’s Wholesale Club, Inc. Term B Loan
4.50%, 09/26/19	1,060,543	1,062,421
Block Communications, Inc. Term B Loan
4.09%, 11/07/21	471,401	473,758
BMC Software Finance, Inc. Term B Loan
5.00%, 09/10/20	395,380	380,739
Brand Energy & Infrastructure Services, Inc. Term B Loan
4.75%, 11/26/20	670,545	662,371
Brightview Landscapes LLC Term B Loan
4.00%, 12/18/20	1,466,165	1,462,499
BWAY Holding Co. Term B Loan
5.50%-7.00%, 8/14/20	478,716	480,990
Calpine Corporation Term B-5 Loan
3.59%, 05/27/22	987,500	989,633
Camelot Finance LP Term B Loan
0.00%, 09/16/23S	995,000	995,746
CAMP International Holding Co. Term Loan
0.00%, 08/18/23S	455,000	454,090
Catalent Pharma Solutions, Inc. Term B Loan
4.25%, 05/20/21	736,811	741,188
Cavium, Inc. Term B Loan
3.75%, 08/16/22	525,000	530,250
CCO Safari III LLC Term I Loan
3.50%, 01/21/23	745,502	749,953
CDS US InTermediate Holdings, Inc. Term Loan
5.00%, 07/08/22	124,685	124,633
Cengage Learning, Inc. Term B Loan
5.25%, 06/07/23	408,975	408,464

See Notes to Schedules of Investments.	145

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chemours Co. Term B Loan
3.75%, 05/12/22	$371,217	$367,275
CHG Healthcare Services, Inc. Term B Loan
4.75%, 06/07/23	238,800	240,964
CHS/Community Health Systems, Inc. Term G Loan
0.00%, 12/31/19S	135,000	132,396
CHS/Community Health Systems, Inc. Term H Loan
0.00%, 01/27/21S	355,000	348,255
Ciena Corporation Term Loan
4.25%, 04/25/21	299,250	299,998
Cincinnati Bell, Inc. Term B Loan
4.00%, 09/10/20	718,291	720,446
CNT Holdings III Corporation Term Loan
5.25%, 01/22/23	208,950	210,083
Communications Sales & Leasing, Inc. Term B Loan
5.00%, 10/24/22	716,497	719,721
Concentra, Inc. Term B Loan
0.00%, 06/01/22S	350,000	348,688
Concordia International Corporation Term B Loan
5.25%, 10/21/21	237,727	211,841
Consolidated Communications, Inc. Term B Loan
0.00%, 09/29/23S	370,000	372,083
Cortes NP Acquisition Corporation Term B Loan
0.00%, 09/30/23S	555,000	538,350
CPG International, Inc. Term B Loan
4.75%, 09/30/20	970,000	971,212
CS InTermediate Holdco 2 LLC Term B Loan
4.00%, 04/04/21	733,125	735,874
CSC Holdings LLC Term B Loan
0.00%, 10/31/24S	500,000	500,875
Cumulus Media Holdings, Inc. Term B Loan
4.25%, 12/23/20	848,130	588,390
CWGS Group LLC Term B Loan
0.00%, 02/20/20S	688,772	689,206
DaVita HealthCare Partners, Inc. Term B Loan
3.50%, 06/24/21	488,750	490,949
Dealer Tire LLC Term B Loan
5.50%, 12/22/21	982,500	989,869
Dell International LLC Term B Loan
4.00%, 09/07/23	900,000	905,067
Delta 2 Lux S.à r.l. Term B Loan
4.75%, 04/30/19	1,534,962	1,536,451
Diebold, Inc. Term B Loan
5.25%, 11/06/23	490,000	494,493
Dole Food Co., Inc. Term B Loan
4.50%-6.00%, 11/01/18	458,366	459,186
Dollar Tree, Inc. Term B-1 Loan
3.06%, 07/06/22	53,511	53,879
Doosan Infracore International, Inc. Term B Loan
4.50%, 05/28/21	291,081	293,992
DPx Holdings BV Term B Loan
4.25%, 03/11/21	1,617,862	1,615,160
Dynegy, Inc. Term C Loan
0.00%, 06/27/23S	470,000	473,408
Entegris, Inc. Term B Loan
3.50%, 04/30/21	562,717	566,234
Envision Health Term Loan
4.50%, 10/28/22	347,375	348,740
Equinix, Inc. Term B Loan
4.00%, 01/09/23	208,950	210,517
ESH Hospitality, Inc. Term B Loan
3.75%, 08/30/23	635,000	639,197
EWT Holdings III Corporation Term Loan
4.75%, 01/15/21	412,877	412,877
5.50%, 01/15/21	258,700	259,347
FCA US LLC Term B Loan
3.50%, 05/24/17	292,153	292,641
Federal-Mogul Holdings Corporation Term C Loan
4.75%, 04/15/21	217,882	210,217
Filtration Group, Inc. Term B Loan
4.25%, 11/21/20	662,647	664,966
First Data Corporation Term B Loan
4.53%, 03/24/21	486,052	489,425
Floor & Decor Outlets of America, Inc. Term B Loan
0.00%, 09/30/24S	320,000	320,000
Frank Russell Co. Term B Loan
0.00%, 06/01/23S	399,150	395,657
Garda World Security Corporation Delayed Draw Term B-DD Loan
4.00%-5.50%, 11/8/20	239,123	236,493
Garda World Security Corporation Term B Loan
4.00%, 11/08/20	934,753	924,471

146	See Notes to Schedules of Investments.

	Par	Value
Gardner Denver, Inc. Term Loan
4.25%, 07/30/20	$868,869	$840,631
Genesys Telecommunications Laboratories, Inc. Term B Loan
4.00%, 02/08/20	967,419	962,881
Global Payments, Inc. Term B Loan
4.02%, 04/22/23	673,312	679,541
Granite Acquisition, Inc. Term B Loan
5.00%, 12/17/21	941,092	929,328
Granite Acquisition, Inc. Term C Loan
5.00%, 12/17/21	42,146	41,619
Granite Acquisition, Inc. Term Loan
8.25%, 12/17/22	150,000	141,125
Gray Television, Inc. Term B Loan
3.94%, 06/13/21	375,900	377,896
Greatbatch Ltd. Term B Loan
5.25%, 10/27/22	555,800	547,813
Harbor Freight Tools USA, Inc. Term Loan
4.00%, 08/16/23	470,000	472,275
Harland Clarke Holdings Corporation Term B-5 Loan
7.00%, 12/31/19	258,375	253,143
HC Group Holdings III, Inc. Term B Loan
6.00%, 04/07/22	440,922	444,780
HCA, Inc. Term B-6 Loan
3.77%, 03/17/23	134,325	135,815
HCA, Inc. Term B-7 Loan
3.59%, 02/09/24	260,000	262,275
HD Supply, Inc. Term B Loan
0.00%, 10/16/23S	95,000	95,119
HD Supply, Inc. Term Loan
3.75%, 08/13/21	346,500	346,788
Headwaters, Inc. Term B Loan
4.00%, 03/24/22	930,212	934,473
Henry Co Term B Loan
0.00%, 09/30/23S	295,000	294,262
Hertz Corporation Term B-1 Loan
3.50%, 06/30/23	319,200	321,795
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/26/20	64,371	64,693
Hilton Worldwide Finance LLC Term B-2 Loan
3.03%-3.21%, 10/25/23	308,942	310,632
HUB International, Ltd. Term B Loan
4.00%, 10/02/20	153,967	153,967
Hubbard Radio LLC Term B Loan
4.25%, 05/27/22	474,437	464,948
Husky Injection Molding Systems, Ltd. Term B Loan
4.25%, 06/30/21	751,073	749,300
Impax Laboratories, Inc. Term A-1 Loan
3.34%, 08/03/21+	440,000	440,277
Ineos Styrolution US Holding LLC Term B Loan
0.00%, 09/30/21S	455,000	459,268
Infinity Acquisition LLC Term B Loan
4.25%, 08/06/21	685,633	651,784
Infor US, Inc. Term B-3 Loan
3.75%, 06/03/20	546,832	542,594
Informatica LLC Term B Loan
4.50%, 08/06/22	321,750	312,902
Information Resources, Inc. Term B Loan
4.75%, 09/26/20	448,849	450,254
inVentiv Health, Inc. Term B Loan
0.00%, 09/29/23S	650,000	651,352
ION Media Networks, Inc. Term B Loan
4.75%, 12/18/20	950,062	952,437
Jazz Acquisition, Inc. Term Loan
4.50%, 06/19/21	431,862	398,393
JDA Software Group, Inc. Term Loan
0.00%, 09/22/23S	330,000	330,083
KAR Auction Services, Inc. Term B-3 Loan
4.38%, 03/09/23	398,000	402,975
KFC Holding Co. Term B Loan
3.28%, 06/16/23	748,125	752,801
KIK Custom Products, Inc. Term B Loan
6.00%, 08/26/22	668,250	668,250
Kronos, Inc. Term B Loan
4.50%, 10/30/19	312,713	313,382
Landslide Holdings, Inc. Term Loan
5.50%, 09/21/22	305,000	306,906
Level 3 Financing, Inc. Term B Loan
3.50%, 01/31/22	290,000	291,450
Liberty Cablevision of Puerto Rico LLC Term B Loan
4.50%, 01/07/22	800,000	788,504
Life Time Fitness, Inc. Term B Loan
4.25%, 06/10/22	445,121	445,201
LTS Buyer LLC Term B Loan
4.09%, 04/13/20	763,799	763,562

See Notes to Schedules of Investments.	147

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Lully Finance LLC Term B-1 Loan
5.00%, 07/11/22	$411,775	$413,319
MacDermid, Inc. Term B-2 Loan
5.50%, 06/07/20	491,250	493,092
Mallinckrodt International Finance SA Term B Loan
3.34%, 03/19/21	501,658	500,615
Manitowoc Foodservice, Inc. Term B Loan
5.75%, 03/03/23	380,564	384,845
Match Group, Inc. Term B-1 Loan
5.50%, 11/16/22	307,125	308,661
Mauser Holding S.à.r.l Term Loan
4.50%, 07/31/21	615,578	614,039
McGraw-Hill Global Education Holdings LLC Term Loan
5.00%, 05/04/22	798,000	802,190
Media General, Inc. Term B Loan
4.00%, 07/31/20	728,806	728,901
Methanol Holdings Trinidad, Ltd. Term B Loan
4.25%, 06/30/22	296,250	288,844
Michaels Stores, Inc. Term B-1 Loan
0.00%, 01/28/23S	505,000	506,894
Midas Intermediate Holdco II LLC Term B Loan
4.50%, 08/18/21	203,959	205,489
Mission Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	570,619	572,759
Mitel U.S. Holdings, Inc. Term B Loan
5.50%, 04/29/22	403,284	405,680
MoneyGram International, Inc. Term B Loan
4.25%, 03/28/20	635,019	614,381
MPH Acquisition Holdings LLC Term B Loan
4.00%-5.00%, 6/7/23	1,645,648	1,665,446
MRC Global US, Inc. Term B Loan
5.00%, 11/09/19	327,470	319,012
MTL Publishing LLC Term B-3 Loan
4.00%, 08/20/22	455,380	456,591
MTS Systems Corporation Term B Loan
5.00%, 07/05/23	625,000	629,300
Multi Packaging Solutions, Inc. Term B Loan
4.25%, 09/30/20	772,982	770,083
National Financial Partners Corporation Term Loan
4.50%, 07/01/20	780,520	781,659
Nautilus Merger Sub, Inc. Term B Loan
4.00%, 03/13/21	329,707	325,503
Navistar, Inc. Term B Loan
6.50%-7.75%, 08/07/20	421,812	422,606
NBTY, Inc. Term B Loan
5.00%, 05/05/23	488,775	490,671
Neiman Marcus Group, Ltd. LLC Term Loan
4.25%, 10/25/20	701,044	644,084
Neptune Finco Corporation Term B Loan
5.00%, 10/09/22	768,075	768,874
Nexeo Solutions LLC Term B Loan
5.25%, 06/09/23	743,138	746,392
Nexstar Broadcasting, Inc. Term B Loan
0.00%, 09/26/23S	1,025,000	1,029,695
Nexstar Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	647,091	649,517
NMSC Holdings, Inc. Term B Loan
6.00%, 04/19/23	270,935	272,967
North American Lifting Holdings, Inc. Term Loan
5.50%, 11/27/20	486,444	389,156
10.00%, 11/27/21@	250,000	165,000
Numericable U.S. LLC Term B Loan
5.00%, 01/15/24	847,875	855,506
ON Semiconductor Corporation Term B Loan
0.00%, 03/31/23S	530,000	532,178
Orion Engineered Carbons GmbH Term B Loan
4.75%, 07/25/21	674,522	674,947
Orion Engineered Carbons GmbH Term Loan
0.00%, 07/25/21+S	410,000	410,258
Party City Holdings, Inc. Term B Loan
4.25%-4.49%, 8/19/22	296,983	297,833
Peak 10, Inc. Term Loan
5.00%, 06/17/21	357,226	357,822
Penn Engineering & Manufacturing, Corporation Term B Loan
0.00%, 08/29/21S	505,000	505,379
Petco Animal Supplies, Inc. Term B-1 Loan
5.00%, 01/26/23	407,950	411,972
PetSmart, Inc. Term B Loan
4.25%, 03/10/22	888,750	889,772
Pharmaceutical Product Development LLC Term B Loan
4.25%, 08/18/22	954,915	957,818

148	See Notes to Schedules of Investments.

	Par	Value
Pinnacle Foods Finance LLC Term I Loan
3.28%, 01/13/23	$493,756	$497,336
Press Ganey Holdings, Inc. Term Loan
0.00%, 09/30/23S	385,000	385,000
Prestige Brand, Inc. Term B-3 Loan
3.50%-5.25%, 9/3/21	81,964	82,476
Quebecor Media, Inc. Term B-1 Loan
3.32%, 08/17/20	1,706,709	1,700,308
Quikrete Holdings, Inc. Term B Loan
4.00%, 09/30/20	795,000	799,969
Quincy Newspapers, Inc. Term B Loan
5.50%-7.00%, 11/2/22	582,118	584,301
Quintiles Transnational Corporation Term B Loan
3.25%, 05/12/22	477,150	476,554
Reynolds Group Holdings, Inc. Term Loan
0.00%, 02/05/23S	560,000	561,574
Road Infrastructure Investment LLC Term A Loan
5.00%, 06/13/23	200,000	201,500
Sabre GLBL, Inc. Term B-2 Loan
4.50%, 02/19/19	806,726	808,743
Safway Group Holding LLC Term B Loan
5.75%, 08/19/23	485,000	487,828
SAM Finance Lux S.à r.l. Term B Loan
4.25%, 12/17/20	441,542	444,853
Sandy Creek Energy Associates LP Term B Loan
5.00%-6.25%, 11/8/20	263,611	221,929
SBA Senior Finance II LLC Term B-2 Loan
3.34%, 06/10/22	984,538	984,951
Seadrill Operating LP Term B Loan
4.00%, 02/21/21	486,250	241,097
SeaWorld Parks & Entertainment, Inc. Term B-2 Loan
3.09%, 05/14/20	247,382	242,037
Sedgwick Claims Management Services, Inc. Term Loan
3.75%, 02/28/21	480,612	476,507
6.75%, 02/28/22	500,000	493,750
Sensus USA, Inc. Term Loan
6.50%, 04/05/23	468,825	469,997
ServiceMaster Co. LLC Term B Loan
4.25%, 07/01/21	885,564	893,313
SIG Combibloc US Acquisition, Inc. Term B Loan
0.00%, 03/13/22S	615,000	615,597
Signode Industrial Group US, Inc. Term B Loan
3.75%, 05/01/21	573,550	571,761
SiteOne Supply Holding LLC Term B Loan
6.25%, 04/29/22	233,825	235,579
SolarWinds Holdings, Inc. Term B Loan
5.50%, 02/05/23	638,400	644,146
Solenis International LP Term Loan
4.25%, 07/31/21	684,523	682,811
Southcross Holdings Borrower LP Term B Loan
3.50%-5.50%, 4/13/23	133,859	111,772
Spectrum Brands, Inc. Term Loan
3.25%-5.25%, 06/23/22	527,031	528,722
Spin Holdco, Inc. Term B Loan
4.25%, 11/08/19	970,243	965,150
Sterigenics-Nordion Holdings LLC Term B Loan
4.25%, 05/15/22	595,489	596,977
Summit Materials LLC Term B Loan
4.00%, 07/17/22	493,750	495,478
Surgical Care Affiliates, Inc. Term B Loan
4.25%, 03/17/22	669,899	673,671
Sybil Software LLC Term B Loan
0.00%, 08/03/22S	405,000	406,774
Team Health, Inc. Term B Loan
3.84%, 11/23/22	587,050	589,621
Telenet Financing USD LLC Term AD Loan
4.36%, 06/30/24	575,000	579,313
Texas Competitive Electric Holdings Co. LLC DIP Term B Loan
5.00%, 10/31/17	777,643	783,195
Texas Competitive Electric Holdings Co. LLC DIP Term C Loan
5.00%, 10/31/17	177,357	178,623
TierPoint LLC Term B Loan
5.25%, 12/02/21	483,769	480,141
Time, Inc. Delayed Draw Term B-DD Loan
4.25%, 04/24/21	733,684	732,767
Tower Automotive Holdings USA LLC Term B Loan
4.00%, 04/23/20	261,612	260,958
TPF II Power LLC Term B Loan
5.00%, 10/02/21	704,021	710,534
Trader Corporation Term B Loan
0.00%, 09/28/23S	300,000	301,314

See Notes to Schedules of Investments.	149

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Trans Union LLC Term B-2 Loan
3.59%, 04/09/21	$1,246,626	$1,249,742
Tribune Media Co. Term B Loan
3.75%, 12/27/20	740,625	745,484
tronc, Inc. Term B Loan
5.75%, 08/04/21	385,782	383,371
Tronox Pigments Holland BV Term B Loan
4.50%, 03/19/20	421,731	416,986
TTM Technologies, Inc. Term B Loan
0.00%, 07/31/21S	245,000	249,288
UFC Holdings LLC Term B Loan
5.00%, 08/18/23	530,000	534,309
Univar USA, Inc. Term B Loan
4.25%, 07/01/22	341,550	341,977
Univision Communications, Inc. Term C-4 Loan
4.00%, 03/01/20	1,101,742	1,103,637
UPC Financing Partnership Term AN Loan
4.08%, 08/31/24	460,000	461,477
US Foods, Inc. Term B Loan
4.00%, 06/27/23	408,975	411,956
USAGM HoldCo LLC Delayed-Draw Term DD Loan
0.00%, 7/28/22S	87,748	87,885
USAGM HoldCo LLC Term Loan
5.50%, 07/28/22	442,252	442,942
Valeant Pharmaceuticals International, Inc. Term BC-2 Loan
5.25%, 12/11/19	255,000	255,138
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
5.50%, 04/01/22	1,309,822	1,313,228
VCVH Holding Corporation Term Loan
6.00%, 06/01/23	349,125	346,727
VF Holdings Corporation Term Loan
4.75%, 06/17/23	350,000	351,040
Virgin Media Investment Holdings, Ltd. Term F Loan
3.65%, 06/30/23	500,000	501,990
Walter Investment Management Corporation Term Loan
4.75%, 12/18/20	274,583	250,752
WASH Multifamily Laundry Systems LLC Term B Loan
4.25%, 05/14/22	296,338	296,338
4.25%, 05/14/22	51,898	51,898
Waste Industries USA, Inc. Term B Loan
3.50%, 02/27/20	545,844	547,891
WaveDivision Holdings LLC Term Loan
4.00%, 10/15/19	808,544	808,205
West Corporation Term B-12 Loan
3.75%, 06/17/23	583,538	585,726
Western Digital Corporation Term B Loan
4.50%, 04/29/23	418,950	422,880
WEX, Inc. Term B Loan
4.25%, 07/01/23	279,300	282,325
WideOpenWest Finance LLC Term B Loan
4.50%, 08/19/23	1,275,000	1,268,893
William Morris Endeavor Entertainment LLC Term B Loan
5.25%, 05/06/21	1,341,886	1,345,576
WMG Acquisition Corporation Term B Loan
3.75%, 07/01/20	868,262	867,177
Xplornet Communications, Inc. Term B Loan
0.00%, 09/09/21S	360,000	360,900
XPO Logistics, Inc. Term B-2 Loan
4.25%, 10/30/21	650,000	653,386
Yankee Cable Acquisition LLC Term B Loan
4.25%, 03/01/20	466,920	466,631
Zayo Group LLC Term B Loan
3.75%, 07/02/19	404,522	406,209
Zebra Technologies Corporation Term B Loan
4.09%, 10/27/21	349,872	353,896
Zekelman Industries, Inc. Term B Loan
6.00%, 06/14/21	314,212	316,767
Ziggo BV Delayed Draw Term B3-DD Loan
3.53%, 01/15/22	88,524	88,430
Ziggo BV Term B-1 Loan
3.53%, 01/15/22	480,723	480,209
Ziggo BV Term B-2 Loan
3.53%, 01/15/22	284,894	284,589

Total Loan Agreements (Cost $136,421,917)		136,327,207

150	See Notes to Schedules of Investments.

	Shares	Value
COMMON STOCK — 0.0%
Technology — 0.0%
Aretec Group, Inc.* (Cost $72,110)	7,976	$47,856

MONEY MARKET FUND — 9.6%
GuideStone Money Market Fund (Investor Class)¥ (Cost $15,384,049)	15,384,049	15,384,049

TOTAL INVESTMENTS — 104.5% (Cost $166,944,914)		167,050,274
Liabilities in Excess of Other Assets — (4.5)%		(7,242,568)

NET ASSETS — 100.0%		$159,807,706

See Notes to Schedules of Investments.	151

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$12,749,825	$—	$12,749,825	$—
Foreign Bonds	2,541,337	—	2,541,337	—
Loan Agreements	136,327,207	—	121,929,599	14,397,608
Common Stock	47,856	—	—	47,856
Money Market Fund	15,384,049	15,384,049	—	—

Total Assets — Investments in Securities	$167,050,274	$15,384,049	$137,220,761	$14,445,464

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stock & loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stock	Loan Agreements
Balance, 12/31/15	$7,948,758	$—	$7,948,758
Accrued discounts/premiums	13,529	—	13,529
Realized gain (loss)	116,835	—	116,835
Change in unrealized appreciation (depreciation)	195,854	(24,254)	220,108
Purchases	8,194,762	72,110	8,122,652
Sales	(3,814,312)	—	(3,814,312)
Transfers in to Level 3(1)	3,681,891	—	3,681,891
Transfers out of Level 3(2)	(1,891,853)	—	(1,891,853)
Maturities	—	—	—
Paydowns	—	—	—

Balance, 09/30/16	$14,445,464	$47,856	$14,397,608

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

152	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 52.0%
Financial Services — 52.0%
Agree Realty Corporation REIT	21,137	$1,045,013
Alexandria Real Estate Equities, Inc. REITΔ	17,703	1,925,555
American Campus Communities, Inc. REIT	25,675	1,306,087
American Homes 4 Rent Class A REIT	59,930	1,296,885
Apple Hospitality REIT, Inc.Δ	49,410	914,579
AvalonBay Communities, Inc. REIT	26,103	4,642,158
Boston Properties, Inc. REIT	10,789	1,470,433
Brixmor Property Group, Inc. REIT	94,026	2,612,983
Camden Property Trust REIT	36,042	3,018,157
CareTrust REIT, Inc.	73,647	1,088,503
Cedar Realty Trust, Inc. REIT	139,790	1,006,488
CoreSite Realty Corporation REITΔ	8,230	609,349
Corporate Office Properties Trust REIT	19,042	539,841
Crown Castle International Corporation REIT	19,823	1,867,525
CubeSmart REIT	48,441	1,320,502
CyrusOne, Inc. REIT	23,951	1,139,349
DDR Corporation REIT	71,909	1,253,374
DiamondRock Hospitality Co. REIT	106,980	973,518
Digital Realty Trust, Inc. REIT	10,863	1,055,015
Douglas Emmett, Inc. REIT	44,500	1,630,035
Duke Realty Corporation REIT	65,212	1,782,244
DuPont Fabros Technology, Inc. REIT	36,604	1,509,915
Empire State Realty Trust, Inc. Class A REIT	27,738	581,111
Equinix, Inc. REIT	1,750	630,437
Equity Commonwealth REIT*	5,769	174,339
Equity LifeStyle Properties, Inc. REIT	18,475	1,425,900
Equity One, Inc. REIT	40,686	1,245,398
Equity Residential REIT	79,485	5,113,270
Essex Property Trust, Inc. REIT	9,560	2,129,012
Federal Realty Investment Trust REIT	12,340	1,899,496
Four Corners Property Trust, Inc. REIT	102,387	2,183,915
General Growth Properties, Inc. REIT	161,837	4,466,701
Gramercy Property Trust REIT	225,073	2,169,704
HCP, Inc. REIT	55,018	2,087,933
Healthcare Trust of America, Inc. Class A REIT	45,664	1,489,560
Hudson Pacific Properties, Inc. REIT	18,019	592,285
LaSalle Hotel Properties REIT	43,605	1,040,851
Liberty Property Trust REIT	43,840	1,768,944
Macerich Co. (The) REIT	14,689	1,187,899
Mack-Cali Realty Corporation REIT	51,490	1,401,558
Medical Properties Trust, Inc. REIT	89,722	1,325,194
Mid-America Apartment Communities, Inc. REIT	14,970	1,407,030
New York REIT, Inc.	94,641	865,965
Paramount Group, Inc. REIT	59,462	974,582
Pebblebrook Hotel Trust REITΔ	48,880	1,300,208
Pennsylvania Real Estate Investment Trust REITΔ	82,598	1,902,232
Physicians Realty Trust REIT	98,272	2,116,779
Piedmont Office Realty Trust, Inc. Class A REIT	19,595	426,583
Post Properties, Inc. REIT	14,158	936,269
Prologis, Inc. REIT	139,434	7,465,296
Public Storage REIT	31,120	6,944,117
Regency Centers Corporation REIT	18,067	1,400,012
Retail Properties of America, Inc. Class A REIT	144,644	2,430,019
Rexford Industrial Realty, Inc. REIT	67,138	1,536,789
Senior Housing Properties Trust REIT	49,915	1,133,570
Silver Bay Realty Trust Corporation REIT	13,494	236,550
Simon Property Group, Inc. REIT	54,423	11,266,105
SL Green Realty Corporation REIT	13,600	1,470,160
Spirit Realty Capital, Inc. REIT	130,958	1,745,670
STORE Capital Corporation REIT	81,873	2,412,797
Sunstone Hotel Investors, Inc. REITΔ	202,442	2,589,233
Urban Edge Properties REIT	61,507	1,730,807
Ventas, Inc. REIT	55,509	3,920,601
VEREIT, Inc. REIT	189,399	1,964,068
Vornado Realty Trust REIT	66,226	6,702,733
Washington Real Estate Investment Trust REIT	19,069	593,427
Welltower, Inc. REIT	65,382	4,888,612

		137,281,229

Total Common Stocks (Cost $132,809,585)		137,281,229

FOREIGN COMMON STOCKS — 44.3%
Australia — 5.9%
Charter Hall Group REIT	151,257	594,727
Dexus Property Group REIT	83,459	586,598
Goodman Group REIT	224,892	1,260,450
GPT Group (The) REIT	307,751	1,198,401
Ingenia Communities Group REIT	216,816	465,912
Mirvac Group REIT	953,768	1,644,294
Scentre Group REIT	1,181,233	4,264,477
Vicinity Centres REIT	1,071,178	2,612,354
Viva Energy REIT*	263,613	484,216
Westfield Corporation REIT	342,328	2,561,505

		15,672,934

Austria — 0.8%
BUWOG AG*	73,759	1,995,345

Bermuda — 0.2%
Kerry Properties, Ltd.	141,000	463,223

Canada — 1.8%
Chartwell Retirement Residences	147,126	1,771,859
Dream Office Real Estate Investment Trust REIT	74,150	956,300
First Capital Realty, Inc.	126,003	2,111,015

		4,839,174

See Notes to Schedules of Investments.	153

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Finland — 0.3%
Citycon OYJΔ	317,699	$809,466

France — 3.3%
Gecina SA REIT	11,947	1,882,733
ICADE REIT	4,158	324,442
Klepierre REIT	61,149	2,806,935
Unibail-Rodamco SE REIT	13,320	3,591,529

		8,605,639

Germany — 2.7%
alstria office REIT-AG*	71,876	987,161
Deutsche Wohnen AG	31,216	1,135,897
LEG Immobilien AG*	10,407	997,604
TLG Immobilien AG	19,245	434,395
Vonovia SE	97,887	3,710,834

		7,265,891

Hong Kong — 6.9%
Cheung Kong Property Holdings, Ltd.	588,102	4,325,993
Hongkong Land Holdings, Ltd.	298,128	2,116,709
Link REIT	449,077	3,315,129
Sino Land Co., Ltd.	1,091,946	1,946,206
Sun Hung Kai Properties, Ltd.	258,783	3,934,215
Swire Properties, Ltd.	240,600	707,645
Wharf Holdings, Ltd. (The)	245,459	1,800,828

		18,146,725

Ireland — 0.7%
Green REIT PLC	365,014	596,609
Hibernia REIT PLC	816,863	1,257,150

		1,853,759

Italy — 0.1%
COIMA RES SpA 144A@*	29,948	238,860

Japan — 10.5%
Activia Properties, Inc. REIT	99	526,448
Advance Residence Investment Corporation REIT	319	902,635
Daibiru Corporation	60,900	555,350
Frontier Real Estate Investment Corporation REIT	229	1,144,426
Global One Real Estate Investment Corporation REITΔ	277	1,058,448
GLP J-REIT	858	1,142,632
Hulic REIT, Inc.	301	537,520
Invesco Office J-REIT, Inc.	494	433,532
Invincible Investment Corporation REIT	757	423,598
Japan Hotel REIT Investment Corporation	686	546,088
Japan Logistics Fund, Inc. REIT	445	1,007,290
Japan Real Estate Investment Corporation REITΔ	345	2,063,071
Japan Retail Fund Investment Corporation REIT	349	860,763
MCUBS MidCity Investment Corporation REIT	76	235,452
Mitsubishi Estate Co., Ltd.	249,097	4,674,697
Mitsui Fudosan Co., Ltd.	233,910	4,976,298
Mitsui Fudosan Logistics Park, Inc. REIT*	95	311,967
Mori Hills REIT Investment Corporation	669	1,001,324
Mori Trust Sogo REIT, Inc.	471	827,156
Nippon Accommodations Fund, Inc. REIT	150	700,413
Nippon Building Fund, Inc. REIT	149	944,041
Nomura Real Estate Master Fund, Inc. REIT	72	120,086
NTT Urban Development Corporation	82,000	792,211
Sekisui House REIT, Inc.	254	390,110
Sekisui House SI Residential Investment Corporation REIT	443	505,149
Sumitomo Realty & Development Co., Ltd.	12,844	332,927
United Urban Investment Corporation REITΔ	397	722,117

		27,735,749

Luxembourg — 0.5%
ADO Properties SA 144AΔ	30,034	1,201,653

Netherlands — 1.0%
Eurocommercial Properties NV CVA	9,466	427,442
InterXion Holding NV*	36,888	1,336,083
Wereldhave NV REIT	18,487	935,954

		2,699,479

Singapore — 2.3%
CapitaLand Mall Trust REIT	784,051	1,249,134
CapitaLand, Ltd.	440,100	1,038,974
City Developments, Ltd.	196,709	1,315,671
Fortune Real Estate Investment Trust REIT	447,849	562,796
Frasers Logistics & Industrial Trust REIT*	1,102,200	804,201
Keppel REIT	511,600	418,516
Mapletree Commercial Trust REIT	635,464	745,576

		6,134,868

Spain — 0.2%
Inmobiliaria Colonial SA	35,392	257,424
Merlin Properties Socimi SA REIT	19,319	228,760

		486,184

Sweden — 1.4%
Castellum AB	59,437	890,483
Fabege AB	73,637	1,342,533
Hufvudstaden AB, A Shares	65,825	1,140,525
Wihlborgs Fastigheter AB	21,945	467,027

		3,840,568

Switzerland — 0.7%
PSP Swiss Property AG	16,200	1,543,685
Swiss Prime Site AG*	2,706	237,640

		1,781,325

United Kingdom — 5.0%
Assura PLC REIT	558,858	422,302
Big Yellow Group PLC REIT	34,227	345,275
British Land Co. PLC (The) REIT	299,045	2,449,444
Derwent London PLC REIT	15,339	517,017
Empiric Student Property PLC REIT	273,707	411,525

154	See Notes to Schedules of Investments.

	Shares	Value
Great Portland Estates PLC REIT	127,992	$1,049,606
Hammerson PLC REIT	216,499	1,647,713
Land Securities Group PLC REIT	158,062	2,166,030
LondonMetric Property PLC REIT	200,169	414,595
Primary Health Properties PLC REIT	309,171	448,817
Safestore Holdings PLC REIT	69,845	347,894
Segro PLC REIT	250,319	1,470,636
Shaftesbury PLC REIT	42,652	535,754
St. Modwen Properties PLC	103,004	392,513
UNITE Group PLC (The)	67,970	558,598

		13,177,719

Total Foreign Common Stocks (Cost $114,143,555)		116,948,561

MONEY MARKET FUNDS — 4.8%
GuideStone Money Market Fund (Investor Class)¥	7,200,157	7,200,157
Northern Institutional Liquid Assets Portfolio§	5,395,605	5,395,605

Total Money Market Funds (Cost $12,595,762)		12,595,762

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill 0.43%, 12/08/16Ω‡‡ (Cost $849,326)	$850,000	849,741

TOTAL INVESTMENTS — 101.4% (Cost $260,398,228)		267,675,293
Liabilities in Excess of Other Assets — (1.4)%		(3,620,180)

NET ASSETS — 100.0%		$264,055,113

See Notes to Schedules of Investments.	155

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$137,281,229	$137,281,229	$—	$—
Foreign Common Stocks:
Australia	15,672,934	484,216	15,188,718	—
Austria	1,995,345	—	1,995,345	—
Bermuda	463,223	—	463,223	—
Canada	4,839,174	4,839,174	—	—
Finland	809,466	—	809,466	—
France	8,605,639	—	8,605,639	—
Germany	7,265,891	—	7,265,891	—
Hong Kong	18,146,725	—	18,146,725	—
Ireland	1,853,759	1,853,759	—	—
Italy	238,860	238,860	—	—
Japan	27,735,749	311,967	27,423,782	—
Luxembourg	1,201,653	—	1,201,653	—
Netherlands	2,699,479	1,336,083	1,363,396	—
Singapore	6,134,868	1,549,777	4,585,091	—
Spain	486,184	—	486,184	—
Sweden	3,840,568	—	3,840,568	—
Switzerland	1,781,325	—	1,781,325	—
United Kingdom	13,177,719	1,675,158	11,502,561	—
Money Market Funds	12,595,762	12,595,762	—	—
U.S. Treasury Obligation	849,741	—	849,741	—

Total Assets — Investments in Securities	$267,675,293	$162,165,985	$105,509,308	$—

Other Financial Instruments***
Futures Contracts	$144,453	$144,453	$—	$—

Total Assets — Other Financial Instruments	$144,453	$144,453	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2016 is $1,321,739.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2016 is $2,246,272.

156	See Notes to Schedules of Investments.

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 41.1%
Consumer Staples — 0.3%
Archer-Daniels-Midland Co.	12,432	$524,257
Ingredion, Inc.	1,527	203,183

		727,440

Energy — 36.1%
Anadarko Petroleum Corporation	11,769	745,684
Antero Resources Corporation*	313,363	8,445,133
Apache Corporation	8,025	512,557
Cabot Oil & Gas Corporation	291,312	7,515,850
Chevron Corporation	39,955	4,112,169
Cimarex Energy Co.	2,011	270,218
Concho Resources, Inc.*	2,985	409,990
ConocoPhillips	26,224	1,139,957
Continental Resources, Inc.*	1,976	102,673
Denbury Resources, Inc.Δ*	1,505,459	4,862,632
Devon Energy Corporation	9,978	440,130
EOG Resources, Inc.	11,665	1,128,122
EQT Corporation	3,630	263,611
Exxon Mobil Corporation	87,889	7,670,952
Hess Corporation	6,019	322,739
Laredo Petroleum, Inc.Δ*	758,360	9,782,844
Marathon Oil Corporation	17,935	283,552
Murphy Oil Corporation	3,467	105,397
Newfield Exploration Co.*	4,203	182,662
Noble Energy, Inc.	277,191	9,906,806
Occidental Petroleum Corporation	16,174	1,179,408
Pioneer Natural Resources Co.	3,463	642,906
Range Resources Corporation	253,611	9,827,426
Southwestern Energy Co.*	527,966	7,307,049

		77,160,467

Materials & Processing — 1.3%
Alcoa, Inc.	27,893	282,835
CF Industries Holdings, Inc.	4,945	120,411
FMC Corporation	2,835	137,044
Freeport-McMoRan, Inc.	25,228	273,976
Monsanto Co.	9,243	944,634
Mosaic Co. (The)	7,004	171,318
Newmont Mining Corporation	11,223	440,952
Nucor Corporation	6,745	333,540

		2,704,710

Utilities — 3.4%
Calpine Corporation*	560,120	7,167,259

Total Common Stocks (Cost $88,790,788)		87,759,876

FOREIGN COMMON STOCKS — 54.8%
Australia — 6.8%
Alumina, Ltd.Δ	51,928	58,463
BHP Billiton, Ltd.	68,118	1,179,975
Fortescue Metals Group, Ltd.	33,027	126,414
Iluka Resources, Ltd.	1,220,993	5,914,264
Mineral Resources, Ltd.	682,777	5,821,692
Newcrest Mining, Ltd.	16,261	274,489
Origin Energy, Ltd.	37,122	156,555
Rio Tinto, Ltd.Δ	8,999	357,985
Santos, Ltd.	33,721	95,042
South32, Ltd.	112,928	210,410
Woodside Petroleum, Ltd.	16,042	355,696

		14,550,985

Austria — 0.1%
OMV AG	3,117	89,745
voestalpine AG	2,407	83,213

		172,958

Bermuda — 3.6%
Bunge, Ltd.	2,991	177,157
Kosmos Energy, Ltd.Δ*	1,169,737	7,498,014

		7,675,171

Canada — 27.0%
Agnico Eagle Mines, Ltd.	4,668	252,445
Agrium, Inc.	2,757	249,758
ARC Resources, Ltd.	7,455	134,843
Barrick Gold Corporation	24,685	437,084
Cameco Corporation	8,347	71,321
Canadian Natural Resources, Ltd.	23,299	744,815
Cenovus Energy Inc	17,724	254,387
Crescent Point Energy Corporation	11,454	151,038
Eldorado Gold Corporation*	15,098	59,382
Encana Corporation	20,256	211,677
First Quantum Minerals, Ltd.Δ	1,903,035	15,752,856
Franco-Nevada Corporation	3,828	267,445
Goldcorp, Inc.	17,662	291,824
HudBay Minerals, Inc.	515,035	2,037,449
Husky Energy Inc*	7,495	91,806
Imperial Oil, Ltd.	6,259	195,792
Kinross Gold Corporation*	26,035	109,740
Painted Pony Petroleum, Ltd.*	75,368	463,600
Peyto Exploration & Development CorporationΔ	181,577	5,095,976
Potash Corporation of SaskatchewanΔ	17,707	288,155
Prairiesky Royalty LtdΔ	4,335	88,388
Seven Generations Energy Ltd, Class A*	4,580	110,245
Silver Wheaton Corporation	9,364	252,952
Suncor Energy, Inc.Δ	35,310	980,213
Teck Resources, Ltd. Class B	11,969	215,760
Tourmaline Oil Corporation*	211,911	5,740,552
Turquoise Hill Resources, Ltd.*	21,341	63,114
Turquoise Hill Resources, Ltd.Δ*	5,015,258	14,895,316
Vermilion Energy, Inc.	2,368	91,727
West Fraser Timber Co., Ltd	1,475	45,455
Whitecap Resources, Inc.	948,107	7,920,464
Yamana Gold, Inc.	20,060	86,390

		57,651,969

Chile — 8.0%
Sociedad Quimica y Minera de Chile SA ADRΔ	635,578	17,097,048

Finland — 0.2%
Stora Enso OYJ, R Shares	11,687	103,819
UPM-Kymmene OYJ	11,305	238,701

		342,520

France — 1.1%
TOTAL SA	47,274	2,248,391

Germany — 0.1%
K+S AGΔ	4,052	76,943
ThyssenKrupp AG	7,796	186,270

		263,213

See Notes to Schedules of Investments.	157

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Israel — 0.0%
Israel Chemicals, Ltd.	11,331	$44,141

Italy — 0.4%
Eni SpA	53,943	777,339

Japan — 0.5%
Hitachi Metals, Ltd.	4,800	59,051
Inpex Corporation	20,200	183,668
JFE Holdings, Inc.	11,100	162,265
Kobe Steel, Ltd.Δ*	6,900	62,582
Maruichi Steel Tube, Ltd.	1,200	41,494
Mitsubishi Materials Corporation	2,400	65,646
Nippon Steel & Sumitomo Metal CorporationΔ	17,100	350,899
Oji Holdings Corporation	17,000	67,380
Sumitomo Metal Mining Co., Ltd.	10,000	138,117

		1,131,102

Jersey — 0.4%
Glencore PLC*	259,552	710,695
Randgold Resources, Ltd.	1,983	198,743

		909,438

Luxembourg — 0.1%
ArcelorMittal*	38,992	237,788

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	156,900	41,025

Netherlands — 0.0%
OCI NVΔ*	1,988	29,299

Norway — 0.3%
Norsk Hydro ASA	28,500	123,227
Statoil ASA	23,923	401,627
Yara International ASA	3,790	126,294

		651,148

Papua New Guinea — 0.1%
Oil Search, Ltd.	29,072	160,115

Portugal — 0.1%
Galp Energia SGPS SA	9,789	133,737

Singapore — 0.0%
Wilmar International, Ltd.	39,700	94,255

Spain — 0.2%
Repsol SA	23,499	319,218

Sweden — 0.1%
Boliden AB	5,794	136,186
Lundin Petroleum AB*	3,949	72,282

		208,468

Switzerland — 0.4%
Syngenta AG	1,971	863,185

United Kingdom — 5.3%
Anglo American PLC*	29,739	370,867
Antofagasta PLC	8,365	56,663
BHP Billiton PLC	44,805	673,800
BP PLC	395,126	2,303,074
Fresnillo PLC	4,690	110,046
Mondi PLC	7,785	163,562
Ophir Energy PLC*	2,402,838	2,414,845
Rio Tinto PLC	26,231	871,815
Royal Dutch Shell PLC, A Shares	90,571	2,253,205
Royal Dutch Shell PLC, B Shares	79,392	2,058,282

		11,276,159

Total Foreign Common Stocks (Cost $119,450,490)		116,878,672

MONEY MARKET FUNDS — 16.9%
GuideStone Money Market Fund (Investor Class)¥	8,606,244	8,606,244
Northern Institutional Liquid Assets Portfolio§	27,454,540	27,454,540

Total Money Market Funds (Cost $36,060,784)		36,060,784

TOTAL INVESTMENTS — 112.8% (Cost $244,302,062)		240,699,332
Liabilities in Excess of Other Assets — (12.8)%		(27,292,233)

NET ASSETS — 100.0%		$213,407,099

158	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$87,759,876	$87,759,876	$—	$—
Foreign Common Stocks:
Australia	14,550,985	—	14,550,985	—
Austria	172,958	—	172,958	—
Bermuda	7,675,171	7,675,171	—	—
Canada	57,651,969	57,651,969	—	—
Chile	17,097,048	17,097,048	—	—
Finland	342,520	—	342,520	—
France	2,248,391	—	2,248,391	—
Germany	263,213	—	263,213	—
Israel	44,141	—	44,141	—
Italy	777,339	—	777,339	—
Japan	1,131,102	—	1,131,102	—
Jersey	909,438	—	909,438	—
Luxembourg	237,788	—	237,788	—
Mauritius	41,025	—	41,025	—
Netherlands	29,299	—	29,299	—
Norway	651,148	—	651,148	—
Papua New Guinea	160,115	—	160,115	—
Portugal	133,737	—	133,737	—
Singapore	94,255	—	94,255	—
Spain	319,218	—	319,218	—
Sweden	208,468	—	208,468	—
Switzerland	863,185	—	863,185	—
United Kingdom	11,276,159	—	11,276,159	—
Money Market Funds	36,060,784	36,060,784	—	—

Total Assets — Investments in Securities	$240,699,332	$206,244,848	$34,454,484	$—

Other Financial Instruments***
Futures Contracts	$10,758	$10,758	$—	$—

Total Assets — Other Financial Instruments	$10,758	$10,758	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

See Notes to Schedules of Investments.	159

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM” or “Adviser”) and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board of Trustees of GuideStone Funds (the “Trust”) (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds and the Credit Suisse Commodity Return Strategy Fund daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds, Credit Suisse Commodity Return Strategy Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Securities for which there is a short or temporary lapse in the provision of a price by the regular pricing source which is an Approved Pricing Service.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of September 30, 2016.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Low-Duration Bond Fund and Medium-Duration Bond Fund may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At September 30, 2016, there were no dollar roll transactions.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in floating rate loans some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. At September 30, 2016, there were no unfunded loan commitments.

d. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Target Date Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At September 30, 2016, the value of securities sold short in the Low-Duration Bond Fund and International Equity Funds amounted to $17,765,693 and $65,412,500, respectively.

g. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2016, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS swaps on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At September 30, 2016, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At September 30, 2016, there were no variance swap agreements.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2016, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $26,683,000 and $8,950,000, respectively, and the sellers (“providing protection”) on a total notional amount of $0 and $7,000,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$8,433	$6,664	$(108,501)	$—	$(93,404)
Maximum potential amount of future payments	900,000	1,000,000	5,100,000	—	7,000,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At September 30, 2016, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$1,000,000	$900,000	$—	$5,100,000	$7,000,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$1,000,000	$900,000	$—	$5,100,000	$7,000,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$5,047	$1,734	$—	$—	$3,313

MyDestination 2015
Futures	$13,308	$4,344	$—	$—	$8,964

MyDestination 2025
Futures	$965	$2,188	$—	$—	$(1,223)

MyDestination 2035
Futures	$9,707	$1,719	$—	$—	$7,988

MyDestination 2045
Futures	$10,958	$117	$—	$—	$10,841

MyDestination 2055
Futures	$(4,698)	$—	$—	$—	$(4,698)

Conservative Allocation
Futures	$16,787	$2,280	$—	$—	$14,507

Balanced Allocation
Futures	$(24,769)	$(22,204)	$—	$—	$(2,565)

Growth Allocation
Futures	$(12,194)	$(10,234)	$—	$—	$(1,960)

Aggressive Allocation
Futures	$(2,920)	$—	$—	$—	$(2,920)

	Asset Derivative Value
Fund	Total Value at 09/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$666,295	$—	$666,295	$—	$—
Futures	152,026	152,026	—	—	—
Purchased Options	109,871	109,871	—	—	—

Totals	$928,192	$261,897	$666,295	$—	$—

Medium-Duration Bond
Forwards	$929,438	$—	$929,438	$—	$—
Futures	(762,123)	(762,123)	—	—	—
Purchased Options	176,274	176,274	—	—	—
Swaps	340,541	133,709	—	206,832	—

Totals	$684,130	$(452,140)	$929,438	$206,832	$—

Global Bond Fund
Forwards	$264,526	$—	$264,526	$—	$—
Futures	4,505	4,505	—	—	—
Purchased Options	239,889		239,889	—	—

Totals	$504,415	$—	$504,415	$—	$—

Defensive Market Strategies
Forwards	$208	$—	$208	$—	$—
Futures	(33,259)	—	—	—	(33,259)

Totals	$(33,051)	$—	$208	$—	$(33,259)

Equity Index
Futures	$59,209	$—	$—	$—	$59,209

Value Equity
Futures	$(96,893)	$—	$—	$—	$(96,893)

Growth Equity Fund
Futures	$(80,929)	$—	$—	$—	$(80,929)

Small Cap Equity
Futures	$397,200	$—	$—	$—	$397,200

International Equity Index
Futures	$79,161	$—	$—	$—	$79,161

International Equity
Forwards	$1,687,674	$—	$1,687,674	$—	$—
Futures	342,277	—	—	—	342,277
Swaps	6,644	—	—	—	6,644

Totals	$2,036,595	$—	$1,687,674	$—	$348,921

Emerging Markets Equity
Forwards	$980,777	$—	$980,777	$—	$—
Futures	(316,703)	—	—	—	(316,703)
Swaps	746	—	—	—	746

Totals	$664,820	$—	$980,777	$—	$(315,957)

Inflation Protected Bond
Forwards	$13,819	$—	$13,819	$—	$—
Futures	25,855	25,855	—	—	—
Purchased Options	662,646	37,469	625,177	—	—

Totals	$702,320	$63,324	$638,996	$—	$—

	Asset Derivative Value
Fund	Total Value at 09/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Real Estate Securities
Futures	$144,453	$—	$—	$—	$144,453

Global Natural
Resources Equity
Futures	$10,758	$—	$—	$—	$10,758

	Liability Derivative Value
Fund	Total Value at 09/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$740,901	$—	$740,901	$—	$—
Futures	214,204	214,204	—	—	—
Swaps	1,322,011	1,231,894	—	90,117	—
Written Options	82,948	82,948	—	—	—

Totals	$2,360,064	$1,529,046	$740,901	$90,117	$—

Medium-Duration Bond
Forwards	$768,833	$—	$768,833	$—	$—
Futures	1,674,732	1,674,732	—	—	—
Swaps	7,155,603	7,049,850	—	105,753	—
Written Options	216,008	216,008	—	—	—

Totals	$9,815,176	$8,940,590	$768,833	$105,753	$—

Global Bond Fund
Forwards	$143,720	$—	$143,720	$—	$—
Futures	(153,003)	(153,003)	—	—	—

Totals	$(9,283)	$(153,003)	$143,720	$—	$—

Defensive Market Strategies
Forwards	$15,674	$—	$15,674	$—	$—
Written Options	314,677	—	—	—	314,677

Totals	$330,351	$—	$15,674	$—	$314,677

International Equity
Forwards	$868,130	$—	$868,130	$—	$—
Futures	776,652	—	—	—	776,652
Swaps	89,448	—	—	—	89,448

Totals	$1,734,230	$—	$868,130	$—	$866,100

Emerging Markets Equity
Forwards	$389,600	$—	$389,600	$—	$—
Futures	(140,584)	—	—	—	(140,584)
Swaps	18,291	—	—	—	18,291

Totals	$267,307	$—	$389,600	$—	$(122,293)

Inflation Protected Bond
Forwards	$48,364	$—	$48,364	$—	$—
Futures	(143,412)	(143,412)	—	—	—
Written Options	433,550	—	433,550	—	—

Totals	$338,502	$(143,412)	$481,914	$—	$—

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2016. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,626,984	$—	$—
MyDestination 2015	—	6,719,377	—	—
MyDestination 2025	—	11,343,638	—	—
MyDestination 2035	—	8,962,388	—	—
MyDestination 2045	—	6,473,385	—	—
MyDestination 2055	—	861,836	—	—
Conservative Allocation	—	5,975,665	—	—
Balanced Allocation	—	29,036,021	—	—
Growth Allocation	—	20,746,598	—	—
Aggressive Allocation	—	18,405,594	—	—
Low-Duration Bond	799,826,477	473,610,011	172,285	63,000,000
Medium-Duration Bond	5,487,179,253	352,616,460	455,379	4,915,980,500
Global Bond	3,519,009,068	41,020,940	71,960	—
Defensive Market Strategies	13,212,505	24,637,466	—	—
Equity Index	—	19,461,726	—	—
Value Equity	—	42,716,080	—	—
Growth Equity	—	46,666,980	—	—
Small Cap Equity	—	17,543,707	—	—
International Equity Index	—	6,646,975	—	—
International Equity	925,914,371	88,406,650	—	417,321
Emerging Markets Equity	6,637,900,303	40,351,631	—	2,835,816
Inflation Protected Bond	170,349,174	30,833,220	800,333	—
Real Estate Securities	—	11,858,730	—	—
Global Natural Resources Equity	—	512,767	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$38,962,590	$159,572,657	$441,718	$233,713,250
Medium-Duration Bond	104,455,904	480,629,070	601,927	992,967,500
Global Bond	29,524,258	27,159,578	—	—
Defensive Market Strategies	1,417,362	—	802,032	—
International Equity	146,701,768	28,939,884	—	8,858,426
Emerging Markets Equity	55,696,532	8,141,661	—	7,521,359
Inflation Protected Bond	203,020,470	54,111,826	453,332	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At September 30, 2016, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$61,419,262	$38,644,065	$24,132,079	$62,776,144
Medium-Duration Bond	54,268,782	12,462,147	43,131,621	55,593,768
Extended-Duration Bond	29,214,901	24,318,400	5,867,861	30,186,261
Global Bond	65,373,604	14,697,870	52,358,436	67,056,306
Defensive Market Strategies	57,564,425	9,042,534	49,994,012	59,036,546
Equity Index	16,631,933	12,654,964	4,134,049	16,789,013
Value Equity	69,542,535	35,194,378	35,771,207	70,965,585
Growth Equity	88,024,688	63,095,996	27,010,961	90,106,957
Small Cap Equity	70,902,695	19,217,023	52,819,535	72,036,558
International Equity Index	4,886,107	544,434	4,586,462	5,130,896
International Equity	88,380,758	34,928,184	61,291,605	96,219,789
Emerging Markets Equity	21,135,991	10,713,047	11,118,417	21,831,464
Real Estate Securities	10,896,504	5,816,914	5,395,605	11,212,519
Global Natural Resources Equity	31,775,216	5,266,439	27,454,540	32,720,979

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

4. FINANCIAL FUTURES CONTRACTS

Investments as of September 30, 2016, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	12/2016	6	$648,120	GSC	$3,313
5-Year U.S. Treasury Note	01/2017	10	1,215,156	GSC	1,734

			$1,863,276		$5,047

MyDestination 2015 Fund
MSCI EAFE Index E-Mini	12/2016	12	$1,024,020	GSC	$10,885
MSCI Emerging Markets E-Mini	12/2016	9	410,625	GSC	(57)
S&P 500® E-Mini	12/2016	23	2,484,460	GSC	(1,864)
10-Year U.S. Treasury Note	12/2016	20	2,622,500	GSC	4,344

			$6,541,605		$13,308

MyDestination 2025 Fund
MSCI EAFE Index E-Mini	12/2016	34	$2,901,390	GSC	$32,415
MSCI Emerging Markets E-Mini	12/2016	13	593,125	GSC	(5,942)
S&P 500® E-Mini	12/2016	53	5,725,060	GSC	(27,696)
10-Year U.S. Treasury Note	12/2016	27	3,540,375	GSC	2,188

			$12,759,950		$965

MyDestination 2035 Fund
MSCI EAFE Index E-Mini	12/2016	27	$2,304,045	GSC	$25,120
MSCI Emerging Markets E-Mini	12/2016	15	684,375	GSC	(5,815)
S&P 500® E-Mini	12/2016	45	4,860,900	GSC	(11,317)
10-Year U.S. Treasury Note	12/2016	11	1,442,375	GSC	1,719

			$9,291,695		$9,707

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	12/2016	22	$1,877,370	GSC	$20,425
MSCI Emerging Markets E-Mini	12/2016	13	593,125	GSC	(5,942)
S&P 500® E-Mini	12/2016	35	3,780,700	GSC	(3,642)
10-Year U.S. Treasury Note	12/2016	3	393,375	GSC	117

			$6,644,570		$10,958

MyDestination 2055 Fund
S&P 500® E-Mini	12/2016	9	$972,180	GSC	$(4,698)

Conservative Allocation Fund
MSCI EAFE Index E-Mini	12/2016	9	$768,015	GSC	$12,565
S&P 500® E-Mini	12/2016	9	972,180	GSC	1,942
2-Year U.S. Treasury Note	01/2017	24	5,243,250	GSC	2,280

			$6,983,445		$16,787

Balanced Allocation Fund
MSCI EAFE Index E-Mini	12/2016	53	$4,522,755	GSC	$50,435
MSCI Emerging Markets E-Mini	12/2016	23	1,049,375	GSC	(13,285)
S&P 500® E-Mini	12/2016	76	8,209,520	GSC	(39,715)
10-Year U.S. Treasury Note	12/2016	21	2,753,625	GSC	821
Long U.S. Treasury Bond	12/2016	14	2,354,188	GSC	(29,494)
5-Year U.S. Treasury Note	01/2017	46	5,589,719	GSC	6,469

			$24,479,182		$(24,769)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund
MSCI EAFE Index E-Mini	12/2016	55	$4,693,425	GSC	$51,775
MSCI Emerging Markets E-Mini	12/2016	30	1,368,750	GSC	(10,362)
S&P 500® E-Mini	12/2016	83	8,965,660	GSC	(43,373)
10-Year U.S. Treasury Note	12/2016	4	524,500	GSC	156
Long U.S. Treasury Bond	12/2016	6	1,008,938	GSC	(12,640)
5-Year U.S. Treasury Note	01/2017	16	1,944,250	GSC	2,250

			$18,505,523		$(12,194)

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	12/2016	58	$4,949,430	GSC	$54,495
MSCI Emerging Markets E-Mini	12/2016	26	1,186,250	GSC	(12,997)
S&P 500® E-Mini	12/2016	85	9,181,700	GSC	(44,418)

			$15,317,380		$(2,920)

Low-Duration Bond Fund
10-Year Australian Treasury Bond	12/2016	37	$2,777,570	GSC	$3,289
3-Year Australia Treasury Bond	12/2016	88	6,637,430	GSC	9,261
10-Year U.S. Treasury Note	12/2016	(32)	(4,196,000)	UBS	(9,285)
10-Year U.S. Ultra Note	12/2016	(14)	(2,018,188)	UBS	2,902
2-Year U.S. Treasury Note	01/2017	1,080	235,946,250	CITI	120,456
2-Year U.S. Treasury Note	01/2017	486	106,175,813	UBS	54,783
2-Year U.S. Treasury Note	01/2017	67	14,637,406	JPM	(2,319)
5-Year U.S. Treasury Note	01/2017	(7)	(850,609)	GSC	(2,594)
5-Year U.S. Treasury Note	01/2017	(13)	(1,579,703)	JPM	(551)
5-Year U.S. Treasury Note	01/2017	(157)	(19,077,953)	UBS	(45,526)
90-Day Euro	12/2017	119	29,433,163	UBS	(33,444)
90-Day Euro	12/2018	(119)	(29,394,488)	UBS	26,061
90-Day Euro	12/2019	(305)	(75,235,875)	CITI	(185,211)

			$263,254,816		$(62,178)

Medium-Duration Bond Fund
Euro-BOBL	12/2016	31	$4,599,906	GSC	$2,223
Euro-Bund	12/2016	(10)	(1,861,400)	CITI	(11,750)
Euro-Bund	12/2016	(51)	(9,493,142)	GSC	(67,833)
Euro-Buxl®	12/2016	(5)	(1,079,432)	GSC	215
10-Year Japanese Bond	12/2016	(4)	(6,009,171)	GSC	(35,138)
90-Day Euro	12/2016	294	72,823,800	CITI	10,725
Euro	12/2016	(8)	(1,127,700)	GSC	924
10-Year U.S. Treasury Note	12/2016	22	2,884,750	CITI	6,531
10-Year U.S. Treasury Note	12/2016	(652)	(85,493,500)	GSC	(16,045)
10-Year U.S. Ultra Note	12/2016	(2)	(288,313)	CITI	127
10-Year U.S. Ultra Note	12/2016	(51)	(7,351,969)	GSC	6,876
Long U.S. Treasury Bond	12/2016	70	11,770,938	CITI	(168,215)
Long U.S. Treasury Bond	12/2016	(125)	(21,019,531)	GSC	136,067
Ultra Long U.S. Treasury Bond	12/2016	250	45,968,750	GSC	(866,583)
Ultra Long U.S. Treasury Bond	12/2016	(19)	(3,493,625)	CITI	65,696
2-Year U.S. Treasury Note	01/2017	41	8,957,219	CITI	6,846
2-Year U.S. Treasury Note	01/2017	(53)	(11,578,844)	GSC	(19,625)
5-Year U.S. Treasury Note	01/2017	1,061	128,928,078	GSC	167,977
5-Year U.S. Treasury Note	01/2017	724	87,977,312	CITI	50,384
90-Day Euro	03/2017	64	15,848,800	GSC	4,592

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day Euro	06/2017	(176)	$(43,566,600)	DEUT	$(719,905)
90-Day Euro	09/2017	(242)	(59,882,900)	DEUT	(915,905)
90-Day Euro	12/2017	186	46,004,775	GSC	23,396
90-Day Euro	12/2017	(294)	(72,717,225)	CITI	(18,675)
90-Day Euro	06/2018	(72)	(17,799,300)	UBS	(70,601)
90-Day Euro	12/2019	(172)	(42,428,100)	GSC	(9,159)

			$40,573,576		$(2,436,855)

Global Bond Fund
Euro-Bund	12/2016	(17)	$(3,164,381)	GSC	$(22,611)
Euro-Buxl®	12/2016	(3)	(647,659)	GSC	(10,183)
10-Year U.S. Treasury Note	12/2016	(129)	(16,915,125)	GSC	10,110
Ultra Long U.S. Treasury Bond	12/2016	(48)	(8,826,000)	GSC	175,688
5-Year U.S. Treasury Note	01/2017	413	50,185,953	GSC	4,504

			$20,632,788		$157,508

Defensive Market Strategies Fund
S&P 500® E-Mini	12/2016	117	$12,638,340	GSC	$(33,259)

Equity Index Fund
S&P 500® E-Mini	12/2016	138	$14,906,760	GSC	$59,209

Value Equity Fund
S&P 500® E-Mini	12/2016	342	$36,942,840	GSC	$(96,893)

Growth Equity Fund
S&P 500® E-Mini	12/2016	351	$37,915,020	GSC	$(80,929)

Small Cap Equity Fund
Russell 2000® IMM-Mini	12/2016	104	$12,982,320	GSC	$397,200

International Equity Index Fund
MSCI EAFE Index E-Mini	12/2016	101	$8,618,835	GSC	$79,161

International Equity Fund
AEX Index	10/2016	(93)	$(9,403,532)	BAR	$(128,916)
BIST 30 Index	10/2016	67	1,548,365	BAR	13,531
CAC40 Index	10/2016	47	2,346,067	BAR	28,303
Hang Seng Index	10/2016	29	4,358,188	GSC	(26,252)
IBEX 35	10/2016	64	6,299,851	BAR	34,169
OMX 30 Index	10/2016	(210)	(3,514,761)	BAR	(53,849)
MSCI EAFE Index E-Mini	12/2016	288	24,576,480	GSC	262,295
ASX SPI 200 Index	12/2016	(147)	(15,233,393)	BAR	(432,453)
DAX Index	12/2016	69	20,371,002	BAR	195,502
FTSE 100 Index®	12/2016	23	2,044,309	BAR	16,578
FTSE MIB Index	12/2016	(31)	(2,848,083)	BAR	(44,721)
S&P/TSE 60 Index	12/2016	(49)	(6,388,170)	BAR	(121,935)
Swiss Market Index Future	12/2016	(83)	(28,386)	JPM	28,386
TOPIX Index®	12/2016	192	25,049,652	BAR	(205,013)

			$49,177,589		$(434,375)

Emerging Markets Equity Fund
Bovespa Index	10/2016	(80)	$(1,442,762)	GSC	$(2,767)
BIST 30 Index	10/2016	168	527,204	JPM	(7,273)
BIST 30 Index	10/2016	23	72,177	GSC	(1,036)
BIST 30 Index	10/2016	14	323,539	BAR	2,890

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
FTSE Bursa Malaysia KLCI	10/2016	40	$799,903	BAR	$(8,394)
HSCEI Index	10/2016	117	7,240,472	BAR	(87,162)
HSCEI Index	10/2016	64	3,960,600	GSC	(41,613)
MSCI Taiwan Index	10/2016	10	341,700	GSC	(4,016)
MSCI Taiwan Index	10/2016	7	239,190	BAR	(3,435)
SGX CNX Nifty Index	10/2016	(177)	(3,062,454)	BAR	(2,641)
SGX CNX Nifty Index	10/2016	(239)	(4,135,178)	GSC	74,498
TA-25 Index	10/2016	19	731,787	GSC	(8,260)
TAIEX	10/2016	15	873,810	GSC	(8,700)
MSCI Emerging Markets E-Mini	12/2016	675	30,796,875	GSC	(65,451)
FTSE/JSE Top 40 Index	12/2016	(107)	(3,581,118)	BAR	61,193
KOSPI 200 Index	12/2016	20	2,344,396	GSC	(28,033)
KOSPI 200 Index	12/2016	20	2,344,396	JPM	(28,558)
KOSPI 200 Index	12/2016	17	1,992,736	BAR	(16,954)
Mexican Bolsa IPC Index	12/2016	7	170,360	JPM	(1,689)
SET50 Index	12/2016	93	507,434	BAR	(886)
WIG20 Index	12/2016	(28)	—	GSC	2,168

			$41,045,067		$(176,119)

Inflation Protected Bond Fund
Euro-BOBL	12/2016	(1)	$(148,384)	UBS	$(518)
Euro-Bund	12/2016	(25)	(4,653,501)	UBS	(28,893)
Euro-Buxl®	12/2016	(1)	(215,887)	UBS	(3,079)
FTSE Bursa Malaysia KLCI	12/2016	(18)	(2,893,337)	GSC	6,251
10-Year U.S. Treasury Note	12/2016	51	6,687,375	UBS	17,409
10-Year U.S. Ultra Note	12/2016	(63)	(9,081,844)	UBS	(25,639)
Long U.S. Treasury Bond	12/2016	(21)	(3,531,281)	UBS	7,259
Ultra Long U.S. Treasury Bond	12/2016	(51)	(9,377,625)	UBS	161,817
2-Year U.S. Treasury Note	01/2017	(27)	(5,898,656)	UBS	(7,272)
5-Year U.S. Treasury Note	01/2017	178	21,629,781	UBS	41,288
90-Day Euro	12/2017	128	31,659,200	UBS	(32,206)
90-Day Euro	09/2018	10	2,471,250	UBS	(636)
90-Day Euro	12/2018	(128)	(31,617,600)	UBS	33,486

			$(4,970,509)		$169,267

Real Estate Securities Fund
S&P 500® MidCap 400	12/2016	54	$8,367,840	GSC	$144,453

Global Natural Resources Equity Fund
ASX SPI 200 Index	12/2016	1	$103,629	GSC	$2,794
S&P 500® E-Mini	12/2016	1	108,020	GSC	435
S&P/TSE 60 Index	12/2016	2	260,742	GSC	4,828
FTSE 100 Index®	12/2016	1	88,883	GSC	2,701

			$561,274		$10,758

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2016, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying statements of assets and liabilities. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/03/16	Danish Kroner	30,629,000	U.S. Dollars	4,633,844	HKSB	$(11,913)
10/03/16	U.S. Dollars	4,704,921	Danish Kroner	30,629,000	UBS	82,990
10/04/16	Canadian Dollars	8,237,000	U.S. Dollars	6,225,922	JPM	52,712
10/04/16	U.S. Dollars	7,687,958	Australian Dollars	10,204,000	UBS	(120,936)
10/04/16	U.S. Dollars	6,280,825	Canadian Dollars	8,237,000	GSC	2,191
10/04/16	U.S. Dollars	1,380,937	Euro	1,237,000	GSC	(8,920)
10/05/16	U.S. Dollars	1,249,747	Australian Dollars	1,664,000	CBEQ	(23,645)
10/05/16	U.S. Dollars	284,574	British Pounds	217,000	RBS	3,281
10/07/16	Swedish Kronor	6,321,409	Euro	660,000	BNP	(4,532)
10/07/16	Swedish Kronor	6,310,676	Euro	660,000	BNP	(5,784)
10/07/16	Swedish Kronor	6,286,221	Norwegian Krone	6,100,000	CITI	(30,010)
10/07/16	Norwegian Krone	6,100,000	Swedish Kronor	6,417,658	BNP	14,683
10/07/16	New Zealand Dollars	990,000	Canadian Dollars	946,073	BNP	(503)
10/07/16	Australian Dollars	980,000	Canadian Dollars	962,234	UBS	16,441
10/07/16	New Zealand Dollars	976,296	Australian Dollars	727,797	BNP	(16,282)
10/07/16	Australian Dollars	950,000	New Zealand Dollars	985,906	BNP	9,286
10/07/16	Canadian Dollars	948,024	New Zealand Dollars	990,000	BNP	1,990
10/11/16	Canadian Dollars	3,843,000	U.S. Dollars	2,908,301	RBC	21,175
10/11/16	U.S. Dollars	3,417,298	Canadian Dollars	4,389,000	RBC	71,612
10/11/16	U.S. Dollars	1,594,922	British Pounds	1,187,000	HSBC	56,039
10/11/16	U.S. Dollars	1,063,716	Euro	946,000	CITI	463
10/20/16	U.S. Dollars	2,508,497	Mexican Pesos	45,463,000	BNP	169,450
11/02/16	U.S. Dollars	7,743,173	Australian Dollars	10,204,000	UBS	(60,331)
11/02/16	U.S. Dollars	6,226,986	Canadian Dollars	8,237,000	JPM	(53,047)
11/03/16	U.S. Dollars	1,158,220	Australian Dollars	1,520,000	BNP	(4,173)
11/03/16	U.S. Dollars	281,605	British Pounds	217,000	NSC	143
11/14/16	Japanese Yen	75,085,011	British Pounds	570,000	BNP	2,385
11/14/16	Norwegian Krone	3,585,000	U.S. Dollars	433,136	HKSB	15,354
11/14/16	U.S. Dollars	740,000	Canadian Dollars	970,255	BNP	199
11/14/16	U.S. Dollars	350,873	British Pounds	270,000	UBS	605
12/15/16	Canadian Dollars	486,882	Australian Dollars	495,000	BNP	(6,861)
01/03/17	U.S. Dollars	10,121,759	Danish Kroner	68,000,000	DEUT	(186,817)
01/03/17	U.S. Dollars	7,401,704	Danish Kroner	50,037,000	UBS	(183,740)
01/03/17	U.S. Dollars	4,845,186	Danish Kroner	31,254,840	CITI	107,055
01/03/17	U.S. Dollars	111,998	Danish Kroner	750,000	DEUT	(1,700)
04/03/17	U.S. Dollars	4,666,875	Danish Kroner	30,600,000	BNP	7,546
07/20/17	U.S. Dollars	2,326,952	Euro	2,035,000	GSC	8,988

						$(74,606)

Medium-Duration Bond Fund
10/03/16	U.S. Dollars	7,394	Danish Kroner	49,115	HKSB	$(18)
10/04/16	U.S. Dollars	8,228,849	British Pounds	6,279,000	JPM	89,674
10/04/16	U.S. Dollars	7,428,890	Euro	6,644,119	BNP	(36,245)
10/04/16	Euro	7,079,119	U.S. Dollars	7,935,693	GSC	18,195
10/04/16	British Pounds	6,056,000	U.S. Dollars	7,878,856	BNP	(28,745)
10/04/16	U.S. Dollars	678,837	Australian Dollars	901,000	UBS	(10,678)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/04/16	U.S. Dollars	486,377	Euro	435,000	BNP	$(2,377)
10/04/16	British Pounds	223,000	U.S. Dollars	293,909	GSC	(4,845)
10/11/16	Chinese Yuan Renminbi	11,927,074	U.S. Dollars	1,744,234	GSC	43,073
10/11/16	Chinese Yuan Renminbi	6,204,668	U.S. Dollars	913,391	GSC	16,396
10/11/16	Chinese Yuan Renminbi	5,010,950	U.S. Dollars	737,447	BNP	13,459
10/11/16	U.S. Dollars	1,491,000	Chinese Yuan Renminbi	9,748,158	JPM	30,210
10/11/16	U.S. Dollars	1,120,135	Chinese Yuan Renminbi	7,610,760	JPM	(20,360)
10/11/16	U.S. Dollars	1,042,437	Chinese Yuan Renminbi	7,084,405	BNP	(19,182)
10/11/16	Chinese Yuan Renminbi	660,288	U.S. Dollars	98,816	DEUT	130
10/11/16	U.S. Dollars	332,000	Chinese Yuan Renminbi	2,178,916	HSBC	5,483
10/13/16	U.S. Dollars	667,006	Mexican Pesos	12,215,939	CITI	37,972
10/14/16	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,695,775	CITIC	37
10/14/16	Indian Rupees	235,150,000	U.S. Dollars	3,434,476	CITIC	88,414
10/14/16	Chinese Yuan Renminbi	48,702,511	U.S. Dollars	7,299,537	BAR	(2,278)
10/14/16	Indian Rupees	15,330,000	U.S. Dollars	227,381	CITIC	2,285
10/14/16	Chinese Yuan Renminbi	10,300,000	U.S. Dollars	1,539,381	CITIG	3,902
10/14/16	U.S. Dollars	5,745,400	Japanese Yen	576,120,000	CITIC	60,634
10/14/16	Brazilian Reals	5,411,000	U.S. Dollars	1,690,024	CITIC	(33,049)
10/14/16	U.S. Dollars	3,991,121	Euro	3,602,257	CITIC	(58,202)
10/14/16	U.S. Dollars	3,840,603	Chinese Yuan Renminbi	25,672,511	BAR	(5,994)
10/14/16	U.S. Dollars	3,419,958	Chinese Yuan Renminbi	23,030,000	BAR	(30,703)
10/14/16	Euro	3,040,000	U.S. Dollars	3,369,597	BAR	47,689
10/14/16	Euro	2,380,000	U.S. Dollars	2,696,778	CITIC	(21,403)
10/14/16	U.S. Dollars	1,680,945	Polish Zloty	6,730,000	BAR	(78,447)
10/14/16	U.S. Dollars	1,591,705	Brazilian Reals	5,411,000	CITIC	(65,270)
10/14/16	U.S. Dollars	1,531,826	Chinese Yuan Renminbi	10,300,000	CITIC	(11,457)
10/14/16	Euro	1,171,300	U.S. Dollars	1,327,514	CITIC	(10,847)
10/14/16	U.S. Dollars	1,151,701	Euro	1,040,000	BOA	(17,370)
10/14/16	U.S. Dollars	843,946	Indian Rupees	56,260,000	CITIC	1,089
10/14/16	U.S. Dollars	788,800	Mexican Pesos	15,100,000	MLCS	11,352
10/14/16	British Pounds	484,000	U.S. Dollars	627,775	CITIC	(254)
10/18/16	Russian Rubles	13,281,389	U.S. Dollars	207,327	CS	3,241
10/18/16	U.S. Dollars	201,084	Russian Rubles	13,281,389	BAR	(9,484)
10/20/16	U.S. Dollars	556,203	Mexican Pesos	10,080,406	BNP	37,572
10/24/16	Chinese Yuan Renminbi	2,770,702	U.S. Dollars	415,541	HSBC	(579)
11/02/16	U.S. Dollars	7,945,373	Euro	7,079,119	GSC	(19,445)
11/02/16	U.S. Dollars	7,882,853	British Pounds	6,056,000	BNP	27,992
11/03/16	U.S. Dollars	789,333	Brazilian Reals	2,664,000	MLCS	(21,671)
11/10/16	U.S. Dollars	21,273	Euro	19,001	CITIC	(113)
11/10/16	South Korean Won	882,835,450	U.S. Dollars	805,000	JPM	(3,641)
11/10/16	Indian Rupees	9,281,162	U.S. Dollars	137,087	UBS	1,291
11/10/16	U.S. Dollars	7,093,500	South Korean Won	7,890,454,650	UBS	(68,745)
11/10/16	Taiwan Dollars	4,555,440	U.S. Dollars	148,000	BNP	(2,504)
11/10/16	U.S. Dollars	2,805,454	Singapore Dollars	3,762,759	HSBC	45,530
11/10/16	U.S. Dollars	2,543,724	Euro	2,263,120	CITIC	(3,434)
11/10/16	U.S. Dollars	1,843,629	British Pounds	1,379,296	BOA	54,398
11/10/16	U.S. Dollars	1,284,756	Taiwan Dollars	40,919,484	UBS	(22,167)
11/10/16	U.S. Dollars	991,155	Euro	882,297	BOA	(1,877)
11/10/16	Euro	817,687	U.S. Dollars	916,505	UBS	3,808
11/10/16	U.S. Dollars	622,731	Euro	552,137	WEST	1,296
11/10/16	Singapore Dollars	418,000	U.S. Dollars	310,284	HSBC	(3,688)
11/10/16	Euro	336,637	U.S. Dollars	378,419	WEST	468

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/10/16	U.S. Dollars	28,240	Euro	25,001	UBS	$101
11/14/16	Japanese Yen	1,225,643	U.S. Dollars	12,038	JPM	72
11/15/16	U.S. Dollars	1,471,216	Malaysian Ringgits	5,970,193	DEUT	31,172
11/15/16	Malaysian Ringgits	666,978	U.S. Dollars	167,000	BNP	(6,121)
12/05/16	Chinese Yuan Renminbi	4,498,353	U.S. Dollars	660,619	DEUT	12,054
12/05/16	Chinese Yuan Renminbi	3,723,042	U.S. Dollars	541,730	JPM	15,004
12/05/16	U.S. Dollars	1,235,000	Chinese Yuan Renminbi	8,221,395	JPM	5,592
12/07/16	Chinese Yuan Renminbi	7,084,405	U.S. Dollars	1,036,641	BNP	22,671
12/07/16	Chinese Yuan Renminbi	1,792,647	U.S. Dollars	263,819	GSC	4,231
12/07/16	U.S. Dollars	1,336,000	Chinese Yuan Renminbi	8,877,052	HSBC	8,638
12/15/16	U.S. Dollars	204,486	Russian Rubles	13,281,389	CS	(2,976)
12/21/16	Japanese Yen	25,967,851	U.S. Dollars	254,453	BOA	2,609
12/21/16	Japanese Yen	25,006,033	U.S. Dollars	247,000	MLCS	541
12/21/16	Japanese Yen	12,541,918	U.S. Dollars	124,000	CS	155
12/21/16	Japanese Yen	12,461,437	U.S. Dollars	123,000	UBS	359
12/21/16	Swedish Kronor	5,668,844	Euro	593,357	UBS	(5,510)
12/21/16	Swedish Kronor	5,663,905	Euro	595,342	JPM	(8,327)
12/21/16	Swedish Kronor	5,652,334	Euro	594,515	BNP	(8,748)
12/21/16	Norwegian Krone	4,537,295	Euro	487,923	SS	17,415
12/21/16	Swedish Kronor	4,473,636	Euro	469,579	SS	(5,842)
12/21/16	Swedish Kronor	2,099,958	Euro	219,000	SS	(1,136)
12/21/16	Australian Dollars	1,385,299	U.S. Dollars	1,033,114	MLCS	25,118
12/21/16	Euro	1,373,201	U.S. Dollars	1,548,655	WEST	(10)
12/21/16	U.S. Dollars	1,198,591	New Zealand Dollars	1,647,753	SS	2,632
12/21/16	Swedish Kronor	1,056,213	Euro	110,000	JPM	(402)
12/21/16	Swedish Kronor	1,055,703	Norwegian Krone	999,000	SS	(1,397)
12/21/16	Swedish Kronor	1,053,459	Euro	110,000	UBS	(725)
12/21/16	Swedish Kronor	1,044,339	Euro	109,000	SS	(664)
12/21/16	Swedish Kronor	1,041,871	Norwegian Krone	1,001,000	SS	(3,266)
12/21/16	U.S. Dollars	692,001	Canadian Dollars	905,873	WEST	1,102
12/21/16	U.S. Dollars	571,198	British Pounds	431,671	HKSB	10,680
12/21/16	U.S. Dollars	451,718	Japanese Yen	46,083,627	CS	(4,474)
12/21/16	Norwegian Krone	436,922	Euro	46,854	UBS	1,825
12/21/16	New Zealand Dollars	337,000	U.S. Dollars	245,818	BAR	(1,219)
12/21/16	Australian Dollars	324,000	U.S. Dollars	244,520	MSCS	2,984
12/21/16	U.S. Dollars	245,000	Canadian Dollars	321,256	CITI	(19)
12/21/16	U.S. Dollars	244,000	Canadian Dollars	322,722	SS	(2,136)
12/21/16	Euro	222,927	Norwegian Krone	2,036,450	DEUT	(3,379)
12/21/16	New Zealand Dollars	170,326	Australian Dollars	161,000	HKSB	636
12/21/16	New Zealand Dollars	170,000	U.S. Dollars	122,839	MSCS	550
12/21/16	New Zealand Dollars	169,282	Australian Dollars	161,000	DEUT	(122)
12/21/16	New Zealand Dollars	169,000	U.S. Dollars	122,039	RBS	623
12/21/16	Australian Dollars	163,000	U.S. Dollars	122,292	BAR	2,224
12/21/16	Canadian Dollars	162,867	U.S. Dollars	123,000	SC	1,217
12/21/16	Australian Dollars	162,000	New Zealand Dollars	167,431	MSCS	2,229
12/21/16	Australian Dollars	162,000	U.S. Dollars	122,049	WEST	1,703
12/21/16	Canadian Dollars	161,457	U.S. Dollars	123,000	DEUT	142
12/21/16	Canadian Dollars	161,283	U.S. Dollars	123,000	RBC	9
12/21/16	Canadian Dollars	160,912	U.S. Dollars	123,000	SS	(274)
12/21/16	Canadian Dollars	160,882	U.S. Dollars	122,000	MLCS	703
12/21/16	Canadian Dollars	160,710	U.S. Dollars	123,000	RBC	(428)
12/21/16	Canadian Dollars	160,709	U.S. Dollars	123,000	RBC	(429)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	Australian Dollars	160,000	New Zealand Dollars	165,890	WEST	$1,819
12/21/16	Australian Dollars	160,000	New Zealand Dollars	166,072	MSCS	1,687
12/21/16	Canadian Dollars	159,874	U.S. Dollars	121,691	SS	244
12/21/16	Canadian Dollars	158,479	U.S. Dollars	123,000	RBC	(2,130)
12/21/16	New Zealand Dollars	157,090	U.S. Dollars	113,361	HKSB	657
12/21/16	U.S. Dollars	124,000	Switzerland Francs	119,160	UBS	700
12/21/16	U.S. Dollars	124,000	Japanese Yen	12,472,031	UBS	536
12/21/16	U.S. Dollars	124,000	Canadian Dollars	162,325	SS	197
12/21/16	U.S. Dollars	123,568	Euro	110,000	CS	(486)
12/21/16	U.S. Dollars	123,000	Canadian Dollars	158,853	MSCS	1,845
12/21/16	U.S. Dollars	123,000	Canadian Dollars	159,827	RBC	1,101
12/21/16	U.S. Dollars	123,000	Canadian Dollars	159,965	MLCS	997
12/21/16	U.S. Dollars	123,000	Japanese Yen	12,334,686	JPM	896
12/21/16	U.S. Dollars	123,000	Japanese Yen	12,471,203	BOA	(455)
12/21/16	U.S. Dollars	122,972	Euro	109,000	RBC	46
12/21/16	U.S. Dollars	122,818	Australian Dollars	161,000	UBS	(170)
12/21/16	U.S. Dollars	122,000	Canadian Dollars	161,409	SS	(1,105)
12/21/16	U.S. Dollars	121,867	New Zealand Dollars	167,000	MSCS	656
12/21/16	Switzerland Francs	120,225	U.S. Dollars	124,000	UBS	402
12/21/16	Switzerland Francs	119,787	U.S. Dollars	123,568	CS	380
12/21/16	Euro	114,668	Norwegian Krone	1,051,872	SS	(2,285)
12/21/16	Euro	110,000	Norwegian Krone	996,804	UBS	(660)
12/21/16	Euro	110,000	Norwegian Krone	1,007,811	UBS	(2,036)
12/21/16	Euro	110,000	Norwegian Krone	1,008,328	CITI	(2,102)
12/21/16	Euro	109,000	Switzerland Francs	118,352	MSCS	462
12/21/16	Euro	109,000	U.S. Dollars	122,905	HKSB	21
12/21/16	Euro	109,000	Japanese Yen	12,468,095	JPM	(498)
12/21/16	U.S. Dollars	98,832	Canadian Dollars	129,962	MSCS	(288)
12/21/16	British Pounds	94,910	Euro	110,000	SS	(815)
12/21/16	British Pounds	94,329	Euro	110,000	SS	(1,569)
12/21/16	British Pounds	94,000	U.S. Dollars	123,026	BAR	(969)
12/21/16	British Pounds	92,890	Euro	109,000	SC	(2,310)
12/21/16	British Pounds	91,416	Euro	106,832	MSCS	(1,779)
12/21/16	Canadian Dollars	71,066	U.S. Dollars	54,275	BAR	(73)
12/21/16	U.S. Dollars	68,873	Japanese Yen	6,980,599	DEUT	(229)
12/21/16	New Zealand Dollars	68,153	U.S. Dollars	49,403	RBC	63
12/21/16	Australian Dollars	65,673	U.S. Dollars	49,020	SS	1,147
12/21/16	Canadian Dollars	64,337	U.S. Dollars	48,968	BNP	101
12/21/16	Euro	61,272	Norwegian Krone	560,402	HKSB	(1,013)
12/21/16	U.S. Dollars	59,114	Norwegian Krone	480,713	JPM	(1,029)
12/21/16	U.S. Dollars	58,954	Norwegian Krone	479,320	HKSB	(1,015)
12/21/16	U.S. Dollars	58,742	Norwegian Krone	486,663	HKSB	(2,146)
12/21/16	U.S. Dollars	54,216	Euro	48,075	CS	(1)
12/21/16	U.S. Dollars	53,833	Euro	47,816	UBS	(92)
12/21/16	British Pounds	52,652	U.S. Dollars	68,622	CS	(254)
12/21/16	U.S. Dollars	49,426	Norwegian Krone	398,061	HKSB	(377)
12/21/16	U.S. Dollars	49,257	Norwegian Krone	398,418	HKSB	(590)
12/21/16	U.S. Dollars	49,025	New Zealand Dollars	67,237	HKSB	224
12/21/16	U.S. Dollars	49,020	Euro	43,469	CS	(2)
12/21/16	British Pounds	44,949	U.S. Dollars	58,909	CS	(544)
12/21/16	British Pounds	44,939	U.S. Dollars	58,799	DEUT	(447)
12/21/16	Euro	44,000	Norwegian Krone	403,286	SS	(835)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	British Pounds	37,983	U.S. Dollars	49,327	RBS	$(6)
12/21/16	British Pounds	37,726	U.S. Dollars	49,025	MSCS	(38)
01/20/17	U.S. Dollars	7,229,646	Chinese Yuan Renminbi	48,702,511	BAR	(42,902)
01/20/17	U.S. Dollars	1,526,944	Chinese Yuan Renminbi	10,300,000	CITIG	(11,113)
04/03/17	U.S. Dollars	5,686,235	Danish Kroner	36,813,115	UBS	80,862
04/03/17	Danish Kroner	49,115	U.S. Dollars	7,458	HKSB	20

						$160,605

Global Bond Fund
11/10/16	Japanese Yen	744,255,000	U.S. Dollars	7,368,351	DEUT	$(16,291)
11/10/16	Japanese Yen	231,200,000	U.S. Dollars	2,294,379	UBS	(10,489)
11/10/16	Mexican Pesos	18,065,079	U.S. Dollars	946,852	DEUT	(19,665)
11/10/16	Euro	5,460,000	U.S. Dollars	6,205,710	HSBC	(60,440)
11/10/16	Swedish Kronor	5,133,306	U.S. Dollars	606,349	BAR	(6,728)
11/10/16	U.S. Dollars	4,771,577	British Pounds	3,584,041	DEUT	122,338
11/10/16	U.S. Dollars	4,147,786	Euro	3,695,000	JPM	(10,964)
11/10/16	U.S. Dollars	2,888,472	Euro	2,568,878	HSBC	(2,819)
11/10/16	Euro	2,300,000	U.S. Dollars	2,568,596	JPM	20,071
11/10/16	U.S. Dollars	2,031,358	Euro	1,808,255	BOA	(3,847)
11/10/16	U.S. Dollars	1,670,211	Euro	1,485,966	CITI	(2,255)
11/10/16	U.S. Dollars	1,290,604	British Pounds	970,000	RBC	32,315
11/10/16	British Pounds	950,000	U.S. Dollars	1,236,443	RBC	(4,098)
11/10/16	Euro	750,058	U.S. Dollars	840,703	UBS	3,493
11/10/16	U.S. Dollars	604,952	Swedish Kronor	5,130,000	UBS	5,718
11/10/16	U.S. Dollars	347,035	British Pounds	259,710	BAR	10,138
11/10/16	U.S. Dollars	317,297	Japanese Yen	32,140,000	HSBC	(195)
11/10/16	U.S. Dollars	265,169	British Pounds	200,000	GSC	5,728
11/10/16	U.S. Dollars	199,848	British Pounds	150,000	UBS	5,267
12/07/16	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	2,038,434	CITIG	(5,929)
12/07/16	Indian Rupees	235,950,000	U.S. Dollars	3,499,184	JPM	2,813
12/07/16	Indian Rupees	20,867,535	U.S. Dollars	309,332	CITIG	386
12/07/16	U.S. Dollars	3,144,830	Brazilian Reals	10,249,000	BAR	56,259

						$120,806

Defensive Market Strategies Fund
12/30/16	U.S. Dollars	4,238,875	Euro	3,770,436	UBS	$(15,281)
12/30/16	U.S. Dollars	135,072	Euro	120,062	UBS	(393)
12/30/16	Euro	106,653	U.S. Dollars	120,128	UBS	208

						$(15,466)

International Equity Fund
12/21/16	Japanese Yen	291,400,000	U.S. Dollars	2,886,200	CITIG	$(1,564)
12/21/16	U.S. Dollars	3,143,901	Switzerland Francs	3,036,000	CITIG	2,422
12/21/16	U.S. Dollars	1,539,503	New Zealand Dollars	2,118,000	CITIG	2,232
12/21/16	U.S. Dollars	717,358	Canadian Dollars	941,000	CITIG	(333)
12/21/16	U.S. Dollars	173,175	Hong Kong Dollars	1,342,000	CITIG	11
12/21/16	U.S. Dollars	88,621	Danish Kroner	585,000	CITIG	(3)
12/21/16	U.S. Dollars	80,591	Israeli Shekels	302,000	CITIG	(180)
12/21/16	U.S. Dollars	46,232	Singapore Dollars	63,000	CITIG	20
12/21/16	Japanese Yen	1,087,032,000	U.S. Dollars	10,869,383	CITIG	(108,599)
12/21/16	Japanese Yen	903,076,000	U.S. Dollars	8,912,877	CITIG	26,884

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	Japanese Yen	746,578,784	U.S. Dollars	7,375,669	CITIG	$14,888
12/21/16	Japanese Yen	620,822,212	U.S. Dollars	6,126,719	CITIG	18,945
12/21/16	Japanese Yen	600,103,433	U.S. Dollars	5,829,551	CITIG	111,013
12/21/16	Japanese Yen	404,983,504	U.S. Dollars	3,923,319	CITIG	85,707
12/21/16	Japanese Yen	401,986,037	U.S. Dollars	3,916,824	CITIG	62,530
12/21/16	Japanese Yen	398,280,135	U.S. Dollars	3,917,723	CITIG	24,945
12/21/16	Japanese Yen	397,525,698	U.S. Dollars	3,919,362	CITIG	15,838
12/21/16	Japanese Yen	379,765,096	U.S. Dollars	3,723,504	CITIG	35,879
12/21/16	Japanese Yen	201,623,789	U.S. Dollars	2,017,658	CITIG	(21,737)
12/21/16	Japanese Yen	198,746,540	U.S. Dollars	1,962,936	CITIG	4,502
12/21/16	Japanese Yen	196,599,772	U.S. Dollars	1,919,683	CITIG	26,504
12/21/16	Norwegian Krone	14,882,000	U.S. Dollars	1,821,438	CITIG	40,500
12/21/16	Norwegian Krone	13,579,784	U.S. Dollars	1,651,751	CITIG	47,263
12/21/16	Australian Dollars	12,952,000	U.S. Dollars	9,695,165	CITIG	198,895
12/21/16	Norwegian Krone	9,890,471	U.S. Dollars	1,184,379	CITIG	53,052
12/21/16	Norwegian Krone	9,843,000	U.S. Dollars	1,187,561	CITIG	43,931
12/21/16	New Zealand Dollars	9,729,687	U.S. Dollars	7,157,849	CITIG	(95,918)
12/21/16	Hong Kong Dollars	9,237,000	U.S. Dollars	1,192,175	CITIG	(282)
12/21/16	U.S. Dollars	9,196,220	Canadian Dollars	12,154,000	CITIG	(73,505)
12/21/16	New Zealand Dollars	8,546,748	U.S. Dollars	6,353,137	CITIG	(149,799)
12/21/16	U.S. Dollars	8,481,299	British Pounds	6,326,000	CITIG	267,092
12/21/16	New Zealand Dollars	8,401,362	U.S. Dollars	6,065,494	CITIG	32,321
12/21/16	Norwegian Krone	7,649,332	U.S. Dollars	938,821	CITIG	18,213
12/21/16	Norwegian Krone	7,259,413	U.S. Dollars	885,306	CITIG	22,944
12/21/16	U.S. Dollars	6,968,241	Japanese Yen	713,885,000	CITIG	(98,674)
12/21/16	New Zealand Dollars	6,392,726	U.S. Dollars	4,614,479	CITIG	25,443
12/21/16	U.S. Dollars	5,341,122	Swedish Kronor	45,416,000	CITIG	24,236
12/21/16	U.S. Dollars	5,250,187	Switzerland Francs	5,062,079	CITIG	12,238
12/21/16	U.S. Dollars	4,817,204	Swedish Kronor	40,464,114	CITIG	80,039
12/21/16	U.S. Dollars	4,792,760	Canadian Dollars	6,345,000	CITIG	(46,504)
12/21/16	U.S. Dollars	4,180,878	Swedish Kronor	35,008,279	CITIG	82,431
12/21/16	Norwegian Krone	4,096,000	U.S. Dollars	490,973	CITIG	21,492
12/21/16	New Zealand Dollars	3,975,753	U.S. Dollars	2,935,637	CITIG	(49,985)
12/21/16	Israeli Shekels	3,921,684	U.S. Dollars	1,047,416	CITIG	1,450
12/21/16	U.S. Dollars	3,854,405	Switzerland Francs	3,713,741	CITIG	11,639
12/21/16	U.S. Dollars	3,738,590	Australian Dollars	4,961,000	CITIG	(51,128)
12/21/16	U.S. Dollars	3,644,369	Switzerland Francs	3,530,224	CITIG	(8,504)
12/21/16	U.S. Dollars	3,520,872	Swedish Kronor	29,550,000	CITIG	61,431
12/21/16	Australian Dollars	3,401,000	U.S. Dollars	2,601,928	CITIG	(3,897)
12/21/16	New Zealand Dollars	3,323,443	U.S. Dollars	2,416,983	CITIG	(4,786)
12/21/16	New Zealand Dollars	3,323,281	U.S. Dollars	2,389,830	CITIG	22,249
12/21/16	British Pounds	3,176,000	U.S. Dollars	4,167,477	CITIG	(43,493)
12/21/16	U.S. Dollars	2,840,191	Japanese Yen	289,009,000	CITIG	(20,776)
12/21/16	U.S. Dollars	2,641,905	Swedish Kronor	22,358,000	CITIG	24,437
12/21/16	U.S. Dollars	2,506,770	Euro	2,220,000	CITIG	3,138
12/21/16	Israeli Shekels	2,219,264	U.S. Dollars	593,146	CITIG	402
12/21/16	U.S. Dollars	2,036,669	Swedish Kronor	17,370,812	CITIG	3,054
12/21/16	New Zealand Dollars	1,926,000	U.S. Dollars	1,384,183	CITIG	13,732
12/21/16	U.S. Dollars	1,866,353	Switzerland Francs	1,809,611	CITIG	(6,128)
12/21/16	Australian Dollars	1,623,000	U.S. Dollars	1,216,711	CITIG	23,102
12/21/16	U.S. Dollars	1,426,806	British Pounds	1,086,000	CITIG	16,653
12/21/16	Euro	1,383,000	U.S. Dollars	1,547,970	CITIG	11,725

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	U.S. Dollars	1,352,420	Switzerland Francs	1,317,159	CITIG	$(10,501)
12/21/16	Switzerland Francs	1,282,000	U.S. Dollars	1,315,755	CITIG	10,785
12/21/16	Israeli Shekels	1,270,052	U.S. Dollars	337,871	CITIG	1,808
12/21/16	U.S. Dollars	1,256,615	Euro	1,112,160	CITIG	2,363
12/21/16	Hong Kong Dollars	1,243,000	U.S. Dollars	160,339	CITIG	51
12/21/16	U.S. Dollars	1,211,077	Switzerland Francs	1,185,897	CITIG	(16,021)
12/21/16	U.S. Dollars	1,140,664	Swedish Kronor	9,585,319	CITIG	18,503
12/21/16	Hong Kong Dollars	1,004,000	U.S. Dollars	129,592	CITIG	(41)
12/21/16	U.S. Dollars	969,354	Euro	856,932	CITIG	2,938
12/21/16	U.S. Dollars	968,081	Swedish Kronor	8,190,476	CITIG	9,215
12/21/16	U.S. Dollars	912,605	Danish Kroner	5,991,000	CITIG	5,006
12/21/16	Australian Dollars	805,170	U.S. Dollars	605,110	CITIG	9,961
12/21/16	U.S. Dollars	788,631	Euro	703,528	CITIG	(4,782)
12/21/16	Canadian Dollars	650,753	U.S. Dollars	505,520	CITIG	(9,197)
12/21/16	Australian Dollars	624,814	U.S. Dollars	470,405	CITIG	6,891
12/21/16	U.S. Dollars	609,794	Switzerland Francs	593,289	CITIG	(4,107)
12/21/16	Canadian Dollars	593,903	U.S. Dollars	453,280	CITIG	(316)
12/21/16	U.S. Dollars	586,194	Switzerland Francs	568,000	CITIG	(1,540)
12/21/16	Australian Dollars	561,008	U.S. Dollars	422,528	CITIG	6,028
12/21/16	Australian Dollars	561,008	U.S. Dollars	423,367	CITIG	5,188
12/21/16	Australian Dollars	560,000	U.S. Dollars	420,227	CITIG	7,558
12/21/16	Danish Kroner	521,000	U.S. Dollars	78,864	CITIG	64
12/21/16	U.S. Dollars	512,688	Euro	457,293	CITIG	(3,030)
12/21/16	U.S. Dollars	494,573	Euro	439,000	CITIG	(515)
12/21/16	Singapore Dollars	485,136	U.S. Dollars	356,208	CITIG	(349)
12/21/16	Singapore Dollars	485,135	U.S. Dollars	355,625	CITIG	233
12/21/16	U.S. Dollars	461,777	Japanese Yen	46,901,000	CITIG	(2,507)
12/21/16	U.S. Dollars	403,960	Euro	357,055	CITIG	1,287
12/21/16	U.S. Dollars	388,504	Euro	347,032	CITIG	(2,865)
12/21/16	U.S. Dollars	367,625	Hong Kong Dollars	2,850,000	CITIG	(124)
12/21/16	Danish Kroner	355,000	U.S. Dollars	53,831	CITIG	(50)
12/21/16	Canadian Dollars	329,119	U.S. Dollars	252,770	CITIG	(1,755)
12/21/16	Canadian Dollars	325,939	U.S. Dollars	252,758	CITIG	(4,168)
12/21/16	Canadian Dollars	317,028	U.S. Dollars	245,721	CITIG	(3,927)
12/21/16	U.S. Dollars	289,808	Euro	257,000	CITIG	(27)
12/21/16	Danish Kroner	276,000	U.S. Dollars	41,858	CITIG	(45)
12/21/16	Singapore Dollars	264,108	U.S. Dollars	193,938	CITIG	(208)
12/21/16	U.S. Dollars	262,987	Swedish Kronor	2,225,000	CITIG	2,505
12/21/16	Singapore Dollars	262,324	U.S. Dollars	194,885	CITIG	(2,464)
12/21/16	British Pounds	238,000	U.S. Dollars	317,217	CITIG	(8,178)
12/21/16	Canadian Dollars	197,408	U.S. Dollars	151,057	CITIG	(496)
12/21/16	U.S. Dollars	188,110	New Zealand Dollars	258,000	CITIG	850
12/21/16	Singapore Dollars	182,987	U.S. Dollars	134,773	CITIG	(547)
12/21/16	Danish Kroner	169,000	U.S. Dollars	25,491	CITIG	112
12/21/16	Hong Kong Dollars	166,000	U.S. Dollars	21,422	CITIG	(3)
12/21/16	Canadian Dollars	164,850	U.S. Dollars	125,945	CITIG	(216)
12/21/16	U.S. Dollars	162,559	Euro	144,000	CITIG	161
12/21/16	Singapore Dollars	133,411	U.S. Dollars	98,660	CITIG	(800)
12/21/16	Singapore Dollars	131,899	U.S. Dollars	96,453	CITIG	298
12/21/16	Danish Kroner	98,000	U.S. Dollars	14,753	CITIG	93
12/21/16	U.S. Dollars	82,414	Norwegian Krone	679,000	CITIG	(2,538)
12/21/16	Singapore Dollars	80,000	U.S. Dollars	58,976	CITIG	(294)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	U.S. Dollars	63,886	Hong Kong Dollars	495,000	CITIG	$14
12/21/16	Swedish Kronor	58,000	U.S. Dollars	6,851	CITIG	(61)
12/21/16	Singapore Dollars	39,000	U.S. Dollars	28,637	CITIG	(30)
12/21/16	U.S. Dollars	27,232	Danish Kroner	181,000	CITIG	(189)
12/21/16	U.S. Dollars	24,773	Hong Kong Dollars	192,000	CITIG	(1)
12/21/16	U.S. Dollars	19,833	Israeli Shekels	75,000	CITIG	(226)
12/21/16	Switzerland Francs	16,000	U.S. Dollars	16,531	CITIG	25
12/21/16	U.S. Dollars	13,253	Israeli Shekels	50,000	CITIG	(119)
12/21/16	U.S. Dollars	11,882	British Pounds	9,000	CITIG	196
12/21/16	U.S. Dollars	10,419	Israeli Shekels	39,000	CITIG	(11)
12/21/16	U.S. Dollars	8,920	Singapore Dollars	12,000	CITIG	118
12/21/16	Singapore Dollars	6,000	U.S. Dollars	4,407	CITIG	(5)
12/21/16	Danish Kroner	3,000	U.S. Dollars	455	CITIG	(1)
12/21/16	U.S. Dollars	2,941	Israeli Shekels	11,000	CITIG	(1)
12/21/16	U.S. Dollars	2,547	Norwegian Krone	21,000	CITIG	(80)
12/21/16	Singapore Dollars	1,000	U.S. Dollars	733	CITIG	1

						$819,544

Emerging Markets Equity Fund
12/21/16	Indonesian Rupiahs	5,000,000,000	U.S. Dollars	374,393	CITIG	$3,927
12/21/16	Indonesian Rupiahs	4,400,000,000	U.S. Dollars	332,328	CITIG	594
12/21/16	Indonesian Rupiahs	4,400,000,000	U.S. Dollars	332,654	CITIG	267
12/21/16	Indonesian Rupiahs	4,200,000,000	U.S. Dollars	315,080	CITIG	2,709
12/21/16	Indonesian Rupiahs	4,100,000,000	U.S. Dollars	303,843	CITIG	6,379
12/21/16	Indonesian Rupiahs	3,975,787,598	U.S. Dollars	294,613	CITIG	6,211
12/21/16	Indonesian Rupiahs	3,900,000,000	U.S. Dollars	290,396	CITIG	4,694
12/21/16	Indonesian Rupiahs	3,874,034,000	U.S. Dollars	296,408	CITIG	(3,283)
12/21/16	Indonesian Rupiahs	3,600,000,000	U.S. Dollars	267,460	CITIG	4,930
12/21/16	Indonesian Rupiahs	3,100,000,000	U.S. Dollars	229,801	CITIG	4,758
12/21/16	Indonesian Rupiahs	3,100,000,000	U.S. Dollars	230,141	CITIG	4,417
12/21/16	Indonesian Rupiahs	2,858,599,838	U.S. Dollars	215,565	CITIG	728
12/21/16	Indonesian Rupiahs	2,643,719,352	U.S. Dollars	196,137	CITIG	3,897
12/21/16	Columbian Peso	1,994,031,897	U.S. Dollars	675,454	CITIG	6,402
12/21/16	Columbian Peso	1,837,291,165	U.S. Dollars	612,581	CITIG	15,678
12/21/16	Columbian Peso	1,171,274,206	U.S. Dollars	404,692	CITIG	(4,176)
12/21/16	Columbian Peso	1,147,402,732	U.S. Dollars	394,284	CITIG	(1,932)
12/21/16	South Korean Won	1,030,000,000	U.S. Dollars	919,277	CITIG	15,526
12/21/16	South Korean Won	961,429,000	U.S. Dollars	876,420	CITIG	(3,850)
12/21/16	South Korean Won	769,702,597	U.S. Dollars	687,483	CITIG	11,081
12/21/16	South Korean Won	710,000,000	U.S. Dollars	638,603	CITIG	5,776
12/21/16	South Korean Won	591,796,578	U.S. Dollars	540,579	CITIG	(3,479)
12/21/16	South Korean Won	575,676,885	U.S. Dollars	518,280	CITIG	4,191
12/21/16	Columbian Peso	560,000,000	U.S. Dollars	187,255	CITIG	4,236
12/21/16	Columbian Peso	500,000,000	U.S. Dollars	167,490	CITIG	3,485
12/21/16	South Korean Won	447,241,474	U.S. Dollars	397,963	CITIG	7,942
12/21/16	Chilean Peso	440,000,000	U.S. Dollars	660,083	CITIG	4,345
12/21/16	South Korean Won	410,508,466	U.S. Dollars	374,837	CITIG	(2,269)
12/21/16	South Korean Won	390,000,000	U.S. Dollars	354,259	CITIG	(304)
12/21/16	Hungarian Forint	237,000,000	U.S. Dollars	863,016	CITIG	1,917
12/21/16	Chilean Peso	220,000,000	U.S. Dollars	329,922	CITIG	2,292
12/21/16	Columbian Peso	210,000,000	U.S. Dollars	70,117	CITIG	1,692
12/21/16	Indonesian Rupiahs	200,000,000	U.S. Dollars	15,032	CITIG	101

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	Chilean Peso	168,664,000	U.S. Dollars	253,288	CITIG	$1,405
12/21/16	South Korean Won	160,000,000	U.S. Dollars	143,305	CITIG	1,907
12/21/16	Hungarian Forint	159,000,000	U.S. Dollars	579,702	CITIG	570
12/21/16	South Korean Won	130,000,000	U.S. Dollars	116,119	CITIG	1,866
12/21/16	Russian Rubles	115,749,552	U.S. Dollars	1,766,299	CITIG	38,972
12/21/16	Hungarian Forint	113,000,000	U.S. Dollars	410,410	CITIG	1,984
12/21/16	Russian Rubles	107,468,448	U.S. Dollars	1,628,513	CITIG	47,602
12/21/16	South Korean Won	100,000,000	U.S. Dollars	89,993	CITIG	764
12/21/16	Columbian Peso	100,000,000	U.S. Dollars	34,025	CITIG	170
12/21/16	Indian Rupees	94,027,253	U.S. Dollars	1,378,603	CITIG	13,946
12/21/16	Hungarian Forint	83,000,000	U.S. Dollars	302,407	CITIG	502
12/21/16	Indian Rupees	70,067,607	U.S. Dollars	1,033,945	CITIG	3,761
12/21/16	Indian Rupees	69,000,000	U.S. Dollars	1,023,856	CITIG	(1,962)
12/21/16	Indian Rupees	64,630,387	U.S. Dollars	951,477	CITIG	5,703
12/21/16	Indian Rupees	58,664,155	U.S. Dollars	859,488	CITIG	9,331
12/21/16	Indian Rupees	46,494,598	U.S. Dollars	690,833	CITIG	(2,245)
12/21/16	Taiwan Dollars	46,203,000	U.S. Dollars	1,467,420	CITIG	10,014
12/21/16	Hungarian Forint	33,000,000	U.S. Dollars	118,878	CITIG	1,556
12/21/16	Indian Rupees	28,000,000	U.S. Dollars	412,975	CITIG	1,707
12/21/16	Russian Rubles	25,000,000	U.S. Dollars	375,252	CITIG	14,657
12/21/16	Hungarian Forint	21,921,000	U.S. Dollars	79,625	CITIG	376
12/21/16	South African Rand	20,983,706	U.S. Dollars	1,443,939	CITIG	60,453
12/21/16	Hong Kong Dollars	20,539,000	U.S. Dollars	2,650,870	CITIG	(627)
12/21/16	Mexican Pesos	20,500,000	U.S. Dollars	1,076,826	CITIG	(29,306)
12/21/16	Indian Rupees	19,916,000	U.S. Dollars	296,282	CITIG	(1,325)
12/21/16	Indian Rupees	19,000,000	U.S. Dollars	279,710	CITIG	1,681
12/21/16	Indian Rupees	16,000,000	U.S. Dollars	235,427	CITIG	1,534
12/21/16	Hungarian Forint	15,608,938	U.S. Dollars	56,455	CITIG	510
12/21/16	South African Rand	14,461,711	U.S. Dollars	978,908	CITIG	57,900
12/21/16	Taiwan Dollars	14,400,000	U.S. Dollars	460,014	CITIG	455
12/21/16	Hungarian Forint	14,201,242	U.S. Dollars	51,224	CITIG	604
12/21/16	Hungarian Forint	13,000,000	U.S. Dollars	47,204	CITIG	239
12/21/16	Taiwan Dollars	12,400,000	U.S. Dollars	398,124	CITIG	(1,609)
12/21/16	Taiwan Dollars	11,500,000	U.S. Dollars	368,751	CITIG	(1,015)
12/21/16	Hungarian Forint	11,258,906	U.S. Dollars	40,706	CITIG	384
12/21/16	South African Rand	9,419,000	U.S. Dollars	677,567	CITIG	(2,287)
12/21/16	South African Rand	9,139,737	U.S. Dollars	630,177	CITIG	25,082
12/21/16	Russian Rubles	9,000,000	U.S. Dollars	137,258	CITIG	3,109
12/21/16	Indian Rupees	9,000,000	U.S. Dollars	133,866	CITIG	(575)
12/21/16	South African Rand	8,558,557	U.S. Dollars	602,344	CITIG	11,247
12/21/16	Hungarian Forint	8,000,000	U.S. Dollars	28,906	CITIG	290
12/21/16	Mexican Pesos	8,000,000	U.S. Dollars	421,102	CITIG	(12,314)
12/21/16	Thailand Baht	7,586,000	U.S. Dollars	219,172	CITIG	(482)
12/21/16	Indian Rupees	7,000,000	U.S. Dollars	103,276	CITIG	395
12/21/16	Hong Kong Dollars	6,625,000	U.S. Dollars	855,087	CITIG	(232)
12/21/16	Hungarian Forint	6,620,914	U.S. Dollars	24,273	CITIG	(110)
12/21/16	Taiwan Dollars	6,500,000	U.S. Dollars	208,016	CITIG	(165)
12/21/16	South African Rand	6,294,289	U.S. Dollars	441,675	CITIG	9,584
12/21/16	Indian Rupees	6,000,000	U.S. Dollars	88,353	CITIG	508
12/21/16	Taiwan Dollars	5,900,000	U.S. Dollars	189,661	CITIG	(997)
12/21/16	Brazilian Reals	5,499,361	U.S. Dollars	1,634,798	CITIG	15,132
12/21/16	Hong Kong Dollars	5,200,000	U.S. Dollars	671,193	CITIG	(213)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	South African Rand	5,100,000	U.S. Dollars	370,461	CITIG	$(4,824)
12/21/16	Russian Rubles	5,000,000	U.S. Dollars	75,447	CITIG	2,535
12/21/16	Russian Rubles	4,000,000	U.S. Dollars	59,880	CITIG	2,505
12/21/16	South African Rand	3,900,000	U.S. Dollars	281,336	CITIG	(1,731)
12/21/16	Brazilian Reals	3,894,966	U.S. Dollars	1,184,371	CITIG	(15,795)
12/21/16	Brazilian Reals	3,743,142	U.S. Dollars	1,120,538	CITIG	2,488
12/21/16	Brazilian Reals	3,053,749	U.S. Dollars	907,455	CITIG	8,738
12/21/16	Brazilian Reals	3,014,728	U.S. Dollars	899,496	CITIG	4,989
12/21/16	South African Rand	3,000,000	U.S. Dollars	207,434	CITIG	7,646
12/21/16	Hong Kong Dollars	3,000,000	U.S. Dollars	386,980	CITIG	124
12/21/16	Philippine Peso	2,727,000	U.S. Dollars	56,089	CITIG	15
12/21/16	Brazilian Reals	2,646,442	U.S. Dollars	779,698	CITIG	14,293
12/21/16	Mexican Pesos	2,600,000	U.S. Dollars	134,917	CITIG	(2,061)
12/21/16	U.S. Dollars	2,476,733	Philippine Peso	115,366,659	CITIG	103,235
12/21/16	U.S. Dollars	2,392,364	Philippine Peso	111,867,341	CITIG	90,859
12/21/16	Brazilian Reals	2,278,612	U.S. Dollars	668,855	CITIG	14,779
12/21/16	Brazilian Reals	2,270,000	U.S. Dollars	675,524	CITIG	5,526
12/21/16	U.S. Dollars	2,122,580	Singapore Dollars	2,890,859	CITIG	2,063
12/21/16	U.S. Dollars	2,119,111	Singapore Dollars	2,890,859	CITIG	(1,407)
12/21/16	Hong Kong Dollars	2,100,000	U.S. Dollars	271,007	CITIG	(34)
12/21/16	Malaysian Ringgits	2,025,000	U.S. Dollars	488,896	CITIG	(1,257)
12/21/16	Russian Rubles	2,000,000	U.S. Dollars	30,071	CITIG	1,122
12/21/16	Brazilian Reals	1,814,000	U.S. Dollars	547,047	CITIG	(2,807)
12/21/16	Hong Kong Dollars	1,800,000	U.S. Dollars	232,252	CITIG	11
12/21/16	Brazilian Reals	1,790,000	U.S. Dollars	532,790	CITIG	4,250
12/21/16	Mexican Pesos	1,721,000	U.S. Dollars	87,352	CITIG	589
12/21/16	South African Rand	1,700,000	U.S. Dollars	117,690	CITIG	4,188
12/21/16	Israeli Shekels	1,640,000	U.S. Dollars	438,543	CITIG	80
12/21/16	Brazilian Reals	1,620,000	U.S. Dollars	488,392	CITIG	(2,356)
12/21/16	U.S. Dollars	1,588,567	Israeli Shekels	5,947,878	CITIG	(2,211)
12/21/16	Brazilian Reals	1,580,000	U.S. Dollars	472,177	CITIG	1,858
12/21/16	U.S. Dollars	1,478,081	Mexican Pesos	28,700,000	CITIG	11,553
12/21/16	Brazilian Reals	1,470,000	U.S. Dollars	436,958	CITIG	4,075
12/21/16	Brazilian Reals	1,420,000	U.S. Dollars	415,293	CITIG	10,739
12/21/16	U.S. Dollars	1,419,523	Hong Kong Dollars	11,000,000	CITIG	141
12/21/16	Hong Kong Dollars	1,400,000	U.S. Dollars	180,676	CITIG	(28)
12/21/16	South African Rand	1,400,000	U.S. Dollars	100,750	CITIG	(380)
12/21/16	U.S. Dollars	1,303,597	Turkish Lira	3,970,000	CITIG	2,517
12/21/16	Israeli Shekels	1,300,000	U.S. Dollars	345,509	CITIG	2,180
12/21/16	Brazilian Reals	1,300,000	U.S. Dollars	393,346	CITIG	(3,317)
12/21/16	U.S. Dollars	1,283,352	Singapore Dollars	1,750,000	CITIG	(317)
12/21/16	Brazilian Reals	1,250,000	U.S. Dollars	374,207	CITIG	820
12/21/16	Thailand Baht	1,200,000	U.S. Dollars	34,685	CITIG	(91)
12/21/16	U.S. Dollars	1,176,824	Brazilian Reals	3,870,000	CITIG	15,738
12/21/16	U.S. Dollars	1,161,285	Singapore Dollars	1,563,153	CITIG	14,673
12/21/16	U.S. Dollars	1,155,639	Singapore Dollars	1,573,784	CITIG	1,229
12/21/16	Chilean Peso	1,115,000	U.S. Dollars	1,686	CITIG	(2)
12/21/16	Israeli Shekels	1,100,000	U.S. Dollars	291,832	CITIG	2,366
12/21/16	South African Rand	1,000,000	U.S. Dollars	69,467	CITIG	2,226
12/21/16	Russian Rubles	1,000,000	U.S. Dollars	14,937	CITIG	660
12/21/16	Hong Kong Dollars	1,000,000	U.S. Dollars	129,054	CITIG	(19)
12/21/16	U.S. Dollars	928,914	Mexican Pesos	18,400,000	CITIG	(11,299)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	South African Rand	900,000	U.S. Dollars	63,973	CITIG	$551
12/21/16	U.S. Dollars	899,598	Israeli Shekels	3,365,879	CITIG	(617)
12/21/16	Polish Zloty	884,839	U.S. Dollars	230,855	CITIG	186
12/21/16	U.S. Dollars	867,325	Chilean Peso	590,000,000	CITIG	(23,613)
12/21/16	U.S. Dollars	834,276	Brazilian Reals	2,820,000	CITIG	(11,786)
12/21/16	U.S. Dollars	803,088	Singapore Dollars	1,090,397	CITIG	3,255
12/21/16	Thailand Baht	800,000	U.S. Dollars	22,878	CITIG	184
12/21/16	Thailand Baht	800,000	U.S. Dollars	23,009	CITIG	54
12/21/16	Brazilian Reals	780,000	U.S. Dollars	233,654	CITIG	363
12/21/16	U.S. Dollars	779,481	Mexican Pesos	15,100,000	CITIG	7,893
12/21/16	U.S. Dollars	778,453	South African Rand	11,100,000	CITIG	(17,344)
12/21/16	U.S. Dollars	770,923	Turkish Lira	2,330,823	CITIG	7,048
12/21/16	Brazilian Reals	760,000	U.S. Dollars	223,761	CITIG	4,256
12/21/16	U.S. Dollars	744,760	South Korean Won	830,000,000	CITIG	(8,528)
12/21/16	Turkish Lira	743,000	U.S. Dollars	244,701	CITIG	(1,199)
12/21/16	U.S. Dollars	735,770	Malaysian Ringgits	2,984,000	CITIG	17,194
12/21/16	U.S. Dollars	720,607	Mexican Pesos	14,300,000	CITIG	(10,102)
12/21/16	Hong Kong Dollars	700,000	U.S. Dollars	90,289	CITIG	35
12/21/16	U.S. Dollars	690,230	Singapore Dollars	940,000	CITIG	716
12/21/16	U.S. Dollars	680,112	Turkish Lira	2,060,000	CITIG	4,993
12/21/16	Polish Zloty	660,000	U.S. Dollars	169,466	CITIG	2,867
12/21/16	U.S. Dollars	635,381	Chilean Peso	430,000,000	CITIG	(13,947)
12/21/16	U.S. Dollars	614,071	Singapore Dollars	830,000	CITIG	5,245
12/21/16	U.S. Dollars	613,886	Mexican Pesos	12,000,000	CITIG	704
12/21/16	Thailand Baht	600,000	U.S. Dollars	17,157	CITIG	140
12/21/16	U.S. Dollars	593,234	Turkish Lira	1,782,098	CITIG	9,191
12/21/16	U.S. Dollars	587,902	Singapore Dollars	794,981	CITIG	4,763
12/21/16	U.S. Dollars	574,745	Singapore Dollars	785,967	CITIG	(1,781)
12/21/16	U.S. Dollars	572,283	South African Rand	8,400,000	CITIG	(29,941)
12/21/16	U.S. Dollars	547,577	Philippine Peso	26,600,000	CITIG	321
12/21/16	U.S. Dollars	540,486	Chilean Peso	360,000,000	CITIG	(3,137)
12/21/16	U.S. Dollars	535,366	Malaysian Ringgits	2,210,000	CITIG	3,177
12/21/16	U.S. Dollars	521,846	Turkish Lira	1,580,000	CITIG	4,036
12/21/16	U.S. Dollars	516,591	Chilean Peso	350,000,000	CITIG	(11,931)
12/21/16	U.S. Dollars	512,433	Israeli Shekels	1,926,243	CITIG	(2,747)
12/21/16	U.S. Dollars	500,621	Chilean Peso	340,000,000	CITIG	(12,801)
12/21/16	South African Rand	500,000	U.S. Dollars	34,178	CITIG	1,669
12/21/16	U.S. Dollars	472,978	South African Rand	7,000,000	CITIG	(28,876)
12/21/16	U.S. Dollars	472,268	Chilean Peso	320,000,000	CITIG	(10,952)
12/21/16	U.S. Dollars	467,895	Turkish Lira	1,401,365	CITIG	8,629
12/21/16	U.S. Dollars	461,504	Mexican Pesos	8,799,295	CITIG	11,873
12/21/16	U.S. Dollars	457,440	Mexican Pesos	8,690,705	CITIG	13,358
12/21/16	U.S. Dollars	453,667	South Korean Won	510,000,000	CITIG	(9,197)
12/21/16	Polish Zloty	413,609	U.S. Dollars	107,238	CITIG	760
12/21/16	U.S. Dollars	409,514	Turkish Lira	1,230,837	CITIG	6,135
12/21/16	Thailand Baht	400,000	U.S. Dollars	11,437	CITIG	94
12/21/16	Thailand Baht	400,000	U.S. Dollars	11,571	CITIG	(40)
12/21/16	U.S. Dollars	395,720	Philippine Peso	18,500,000	CITIG	15,110
12/21/16	Polish Zloty	380,000	U.S. Dollars	99,007	CITIG	215
12/21/16	U.S. Dollars	373,939	Chilean Peso	250,000,000	CITIG	(3,577)
12/21/16	U.S. Dollars	357,462	South Korean Won	400,000,000	CITIG	(5,569)
12/21/16	U.S. Dollars	355,433	Columbian Peso	1,040,000,000	CITIG	(194)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	U.S. Dollars	348,253	Hong Kong Dollars	2,700,000	CITIG	$(141)
12/21/16	U.S. Dollars	343,872	Brazilian Reals	1,180,000	CITIG	(10,154)
12/21/16	U.S. Dollars	341,938	Chilean Peso	230,000,000	CITIG	(5,376)
12/21/16	U.S. Dollars	336,874	South Korean Won	370,000,000	CITIG	1,071
12/21/16	Brazilian Reals	330,000	U.S. Dollars	98,420	CITIG	588
12/21/16	U.S. Dollars	327,331	Indian Rupees	22,000,000	CITIG	1,510
12/21/16	U.S. Dollars	325,642	Brazilian Reals	1,080,000	CITIG	1,618
12/21/16	U.S. Dollars	313,572	Philippine Peso	15,100,000	CITIG	2,912
12/21/16	U.S. Dollars	303,776	Philippine Peso	14,800,000	CITIG	(713)
12/21/16	Polish Zloty	292,275	U.S. Dollars	75,054	CITIG	1,262
12/21/16	U.S. Dollars	287,061	Philippine Peso	14,000,000	CITIG	(969)
12/21/16	U.S. Dollars	280,753	Philippine Peso	13,500,000	CITIG	3,010
12/21/16	Brazilian Reals	260,000	U.S. Dollars	79,220	CITIG	(1,215)
12/21/16	U.S. Dollars	249,037	Columbian Peso	720,000,000	CITIG	2,834
12/21/16	Polish Zloty	248,061	U.S. Dollars	63,844	CITIG	928
12/21/16	U.S. Dollars	245,163	Hong Kong Dollars	1,900,000	CITIG	(3)
12/21/16	U.S. Dollars	236,276	Thailand Baht	8,204,000	CITIG	(230)
12/21/16	U.S. Dollars	236,145	Columbian Peso	700,000,000	CITIG	(3,219)
12/21/16	U.S. Dollars	235,304	Chilean Peso	160,000,000	CITIG	(6,307)
12/21/16	U.S. Dollars	234,500	Indian Rupees	16,000,000	CITIG	(2,461)
12/21/16	Malaysian Ringgits	220,000	U.S. Dollars	54,274	CITIG	(1,296)
12/21/16	U.S. Dollars	217,358	Brazilian Reals	720,000	CITIG	1,342
12/21/16	Polish Zloty	214,862	U.S. Dollars	55,874	CITIG	229
12/21/16	U.S. Dollars	214,532	South Korean Won	240,000,000	CITIG	(3,286)
12/21/16	Peruvian Nuevos Soles	209,874	U.S. Dollars	61,556	CITIG	(105)
12/21/16	Polish Zloty	206,600	U.S. Dollars	53,022	CITIG	923
12/21/16	U.S. Dollars	202,799	Polish Zloty	780,000	CITIG	(867)
12/21/16	U.S. Dollars	201,732	Mexican Pesos	3,900,000	CITIG	2,448
12/21/16	Thailand Baht	200,000	U.S. Dollars	5,770	CITIG	(4)
12/21/16	U.S. Dollars	193,595	Hong Kong Dollars	1,500,000	CITIG	42
12/21/16	U.S. Dollars	193,500	Hong Kong Dollars	1,500,000	CITIG	(52)
12/21/16	U.S. Dollars	183,272	Turkish Lira	550,000	CITIG	3,021
12/21/16	U.S. Dollars	169,279	Columbian Peso	510,000,000	CITIG	(5,115)
12/21/16	U.S. Dollars	154,979	Israeli Shekels	580,000	CITIG	(144)
12/21/16	U.S. Dollars	153,709	Brazilian Reals	520,000	CITIG	(2,302)
12/21/16	U.S. Dollars	143,966	Turkish Lira	435,728	CITIG	1,165
12/21/16	U.S. Dollars	141,993	Hong Kong Dollars	1,100,000	CITIG	55
12/21/16	U.S. Dollars	138,163	Columbian Peso	410,000,000	CITIG	(2,036)
12/21/16	Brazilian Reals	130,000	U.S. Dollars	39,149	CITIG	(146)
12/21/16	U.S. Dollars	129,067	Hong Kong Dollars	1,000,000	CITIG	32
12/21/16	U.S. Dollars	129,059	Hong Kong Dollars	1,000,000	CITIG	24
12/21/16	U.S. Dollars	126,501	Polish Zloty	490,000	CITIG	(1,443)
12/21/16	Polish Zloty	119,754	U.S. Dollars	30,490	CITIG	779
12/21/16	U.S. Dollars	116,159	Hong Kong Dollars	900,000	CITIG	28
12/21/16	U.S. Dollars	116,152	Hong Kong Dollars	900,000	CITIG	21
12/21/16	U.S. Dollars	116,105	Hong Kong Dollars	900,000	CITIG	(26)
12/21/16	U.S. Dollars	113,614	Turkish Lira	340,000	CITIG	2,186
12/21/16	U.S. Dollars	111,788	Philippine Peso	5,400,000	CITIG	691
12/21/16	U.S. Dollars	103,891	Thailand Baht	3,600,000	CITIG	109
12/21/16	Polish Zloty	100,000	U.S. Dollars	26,067	CITIG	44
12/21/16	Thailand Baht	100,000	U.S. Dollars	2,889	CITIG	(6)
12/21/16	U.S. Dollars	93,772	Columbian Peso	280,000,000	CITIG	(1,974)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/16	U.S. Dollars	85,644	Polish Zloty	329,000	CITIG	$(262)
12/21/16	U.S. Dollars	74,685	Czech Republic Koruna	1,800,000	CITIG	(586)
12/21/16	U.S. Dollars	69,046	Turkish Lira	209,149	CITIG	502
12/21/16	U.S. Dollars	61,426	South African Rand	864,000	CITIG	(517)
12/21/16	U.S. Dollars	59,814	South African Rand	900,000	CITIG	(4,710)
12/21/16	U.S. Dollars	56,331	Philippine Peso	2,700,000	CITIG	782
12/21/16	U.S. Dollars	51,714	Singapore Dollars	70,000	CITIG	367
12/21/16	Hungarian Forint	45,000	U.S. Dollars	164	CITIG	—
12/21/16	U.S. Dollars	34,265	Thailand Baht	1,200,000	CITIG	(328)
12/21/16	U.S. Dollars	31,779	Thailand Baht	1,100,000	CITIG	68
12/21/16	U.S. Dollars	28,627	Thailand Baht	1,000,000	CITIG	(201)
12/21/16	Brazilian Reals	25,000	U.S. Dollars	7,564	CITIG	(64)
12/21/16	U.S. Dollars	23,551	Russian Rubles	1,532,000	CITIG	(343)
12/21/16	U.S. Dollars	23,502	Peruvian Nuevos Soles	80,000	CITIG	78
12/21/16	U.S. Dollars	22,852	Thailand Baht	800,000	CITIG	(211)
12/21/16	U.S. Dollars	20,217	Thailand Baht	700,000	CITIG	38
12/21/16	U.S. Dollars	17,290	Thailand Baht	600,000	CITIG	(7)
12/21/16	U.S. Dollars	14,462	Thailand Baht	500,000	CITIG	48
12/21/16	U.S. Dollars	14,392	Thailand Baht	500,000	CITIG	(22)
12/21/16	U.S. Dollars	12,910	Hong Kong Dollars	100,000	CITIG	6
12/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,916	CITIG	12
12/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,931	CITIG	(3)
12/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,939	CITIG	(11)
12/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,959	CITIG	(31)
12/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,960	CITIG	(32)
12/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,967	CITIG	(39)
12/21/16	U.S. Dollars	5,985	Mexican Pesos	117,000	CITIG	7
12/21/16	U.S. Dollars	5,779	Thailand Baht	200,000	CITIG	14
12/21/16	U.S. Dollars	5,771	Thailand Baht	200,000	CITIG	6
12/21/16	U.S. Dollars	2,949	Peruvian Nuevos Soles	10,000	CITIG	21
12/21/16	U.S. Dollars	2,942	Peruvian Nuevos Soles	10,000	CITIG	14
12/21/16	U.S. Dollars	2,941	Peruvian Nuevos Soles	10,000	CITIG	13
12/21/16	U.S. Dollars	2,936	Peruvian Nuevos Soles	10,000	CITIG	8
12/21/16	U.S. Dollars	2,935	Peruvian Nuevos Soles	10,000	CITIG	7
12/21/16	U.S. Dollars	2,924	Peruvian Nuevos Soles	10,000	CITIG	(4)
12/21/16	U.S. Dollars	2,908	Peruvian Nuevos Soles	10,000	CITIG	(20)
12/21/16	U.S. Dollars	2,898	Peruvian Nuevos Soles	10,000	CITIG	(30)
12/21/16	U.S. Dollars	2,872	Thailand Baht	100,000	CITIG	(11)
12/21/16	U.S. Dollars	2,867	Polish Zloty	11,000	CITIG	(6)
12/21/16	U.S. Dollars	2,323	Hong Kong Dollars	18,000	CITIG	—
12/21/16	U.S. Dollars	2,301	Turkish Lira	7,000	CITIG	7
12/21/16	U.S. Dollars	1,140	Indian Rupees	77,000	CITIG	—
12/21/16	U.S. Dollars	1,104	South Korean Won	1,211,000	CITIG	5
12/21/16	Brazilian Reals	1,000	U.S. Dollars	298	CITIG	2

						$591,177

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Inflation Protected Bond Fund
10/05/16	U.S. Dollars	3,148,043	Euro	2,822,000	RBS	$(22,824)
10/05/16	U.S. Dollars	2,055,140	New Zealand Dollars	2,841,000	BOA	(13,099)
10/05/16	U.S. Dollars	607,118	New Zealand Dollars	815,000	WEST	13,801
10/05/16	U.S. Dollars	11,255	Euro	10,000	BNP	18
11/03/16	U.S. Dollars	3,132,897	Euro	2,791,000	RBS	(7,434)
11/03/16	U.S. Dollars	2,640,206	New Zealand Dollars	3,638,000	CFN	(5,007)

						$(34,545)

6. FEDERAL INCOME TAXES

At September 30, 2016, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$110,382,988	$(310,675)	$742,314	$(1,052,989)
MyDestination 2015	543,158,119	(12,576,300)	3,192,853	(15,769,153)
MyDestination 2025	855,042,062	(27,204,034)	4,693,387	(31,897,421)
MyDestination 2035	488,210,047	(27,253,721)	271,139	(27,524,860)
MyDestination 2045	361,717,749	(21,700,547)	—	(21,700,547)
MyDestination 2055	57,719,058	(1,431,995)	379,717	(1,811,712)
Conservative Allocation	394,918,583	(10,966,154)	—	(10,966,154)
Balanced Allocation	1,610,213,465	(95,477,426)	—	(95,477,426)
Growth Allocation	1,220,565,933	(110,283,981)	—	(110,283,981)
Aggressive Allocation	1,047,720,258	(121,515,065)	—	(121,515,065)
Money Market	1,168,839,364	—	—	—
Low-Duration Bond	988,629,589	582,591	6,039,106	(5,456,515)
Medium-Duration Bond	984,040,266	17,684,259	29,027,378	(11,343,119)
Extended-Duration Bond	276,266,214	23,792,083	28,508,728	(4,716,645)
Global Bond	460,747,837	9,230,902	28,686,117	(19,455,215)
Defensive Market Strategies	711,675,554	59,580,528	64,083,998	(4,503,470)
Equity Index	513,446,301	172,995,010	182,058,779	(9,063,769)
Value Equity	1,123,433,634	139,162,171	170,905,496	(31,743,325)
Growth Equity	1,137,734,292	258,439,898	288,189,056	(29,749,158)
Small Cap Equity	524,538,645	40,954,862	69,991,535	(29,036,673)
International Equity Index	142,369,219	(9,872,270)	5,573,168	(15,445,438)
International Equity	1,408,964,875	7,074,710	136,173,919	(129,099,209)
Emerging Markets Equity	352,082,107	(3,743,973)	32,686,301	(36,430,274)
Inflation Protected Bond	307,622,260	10,597,821	17,870,109	(7,272,288)
Flexible Income	166,944,933	105,341	1,359,357	(1,254,016)
Real Estate Securities	266,844,781	830,512	9,262,870	(8,432,358)
Global Natural Resources	261,287,286	(20,587,954)	—	(20,587,954)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

8. RECENT SEC RULE AMENDMENT

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds are required to operate.

The board, on behalf of the Money Market Fund, approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. Under amended Rule 2a-7, a government money market fund is a money market fund that invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. These changes became effective on May 1, 2016.

On October 13, 2016, The SEC adopted amendments to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end funds, including mutual funds. The amended rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. The amended rules also will promote effective liquidity risk management across the open-end fund industry and will enhance disclosure regarding fund liquidity and redemption practices. These amendments are generally not effective until sometime in 2018. Management is currently evaluating the implications of the amendments. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

9. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

10. LIQUIDATION

On April 29, 2016, the Real Assets Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on February 26, 2016.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded or disclosed.

On September 15-16, 2016, the Board of Trustees approved a reverse share split of the issued and outstanding shares of the Institutional Class of Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund (collectively, the “Reverse Split”). The Board approved the Reverse Split in order to bring the NAV of the Institutional Class of each Fund in line with the NAV of the Fund’s Investor Class. In the case of each Fund, because the Institutional Class was established and offered after the Investor Class with a different initial share price, the two classes had a variance in their respective NAVs. The Reverse Split is designed to reduce the variance between the NAVs in order for shares of the Institutional Class and shares of the Investor Class to have approximately the same NAV.

Shareholders of record in the Institutional Class of each Fund at the close of business on October 14, 2016, participated in the Reverse Split. The ratio for the Reverse Split was calculated as of that date. Each Fund effected the Reverse Split after the close of the securities markets on October 14, 2016.

As a result of the Reverse Split, for each one share of the Institutional Class of each Fund a shareholder held, the shareholder received a proportional number of Institutional Class shares of the Fund with the same dollar value, in accordance with a ratio calculated in order to result in each Institutional Class share having a NAV substantially equivalent to each Investor Class share of the Fund.

Beginning October 17, 2016, the Institutional Class shares of each Fund were offered, sold, and redeemed on a Reverse Split-adjusted basis.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-28-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-28-2016

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(principal financial officer)

Date 11-28-2016

*	Print the name and title of each signing officer under his or her signature.